UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21475
                                   ---------

                              Tamarack Funds Trust
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               (Exact name of registrant as specified in charter)

          100 S. Fifth Street, Suite 2300, Minneapolis, MN 55402-1240
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               (Address of principal executive offices) (Zip code)

     Bisys Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 422-2766
                                                    --------------

Date of fiscal year end: 09/30
                         -----

Date of reporting period: 03/31/06
                          --------

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

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TAMARACK FUNDS
Semi-Annual Report                                               March 31, 2006









                                     [PHOTO]









LARGE CAP GROWTH FUND
MID CAP GROWTH FUND
SMALL CAP GROWTH FUND
ENTERPRISE FUND
ENTERPRISE SMALL CAP FUND
VALUE FUND
MICROCAP VALUE FUND











                                                           [LOGO] TAMARACK FUNDS


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Tamarack Funds

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ABOUT YOUR SEMI-ANNUAL REPORT

This semi-annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: How has my Fund performed against its benchmark both in the last year and over the last ten years (or since inception if less than ten years)? What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

The Tamarack Funds compare their performance against various Russell Equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented, as well as the discussion and analysis from your portfolio manager(s), will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.tamarackfunds.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund's website at www.tamarackfunds.com; and (iii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Commission's website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

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TABLE OF CONTENTS

Letter from the CIO of Equities ..........................................   1
Equity Portfolio Managers ................................................   3
Performance Summary ......................................................   7
Large Cap Growth Fund
- Management Discussion and Analysis .....................................  10
Mid Cap Growth Fund
- Management Discussion and Analysis .....................................  12
Small Cap Growth Fund
- Management Discussion and Analysis .....................................  14
Enterprise Fund
- Management Discussion and Analysis .....................................  16
Enterprise Small Cap Fund
- Management Discussion and Analysis .....................................  18
Value Fund
- Management Discussion and Analysis .....................................  20
Microcap Value Fund
- Management Discussion and Analysis .....................................  22
Financial Statements
- Statements of Assets and Liabilities ...................................  24
- Statements of Operations ...............................................  28
- Statements of Changes in Net Assets ....................................  30
Financial Highlights .....................................................  37
Notes to Financial Statements ............................................  44
Schedules of Portfolio Investments .......................................  59
Notes to Schedules of Portfolio Investments ..............................  74
Management ...............................................................  76
Share Class Information ..................................................  79
Supplemental Information .................................................  80



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LETTER FROM THE CIO OF EQUITIES
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The equity markets are off to a roaring start in 2006. If the first quarter of
2006 is any indication, however, investors can expect a bumpy ride with headline economic news and earnings reports causing returns to swing widely. Investors poured $32 billion of new money into mutual funds in January (very close to the 18-month high in December 2005) only to be disappointed by reports of continuing weakness in housing, rising energy prices and a weak fourth quarter GDP. After a brief pause in early February, however, the markets regained their momentum. The warmest January in over 100 years brought consumers out in force, inflation pressures appeared contained and the prospect of increased capital expenditures seemed promising on the heels of another quarter of double-digit corporate earnings growth. The latest surge in economic evidence finally convinced investors that the U.S. economy is clearly robust and drove stocks up and out of their trading range with authority. The broad market S&P 500 posted its best first quarter performance since 1999, rising 4.2% during the first quarter of 2006 (2005 annual performance was 4.9%) and 11.7% for the twelve month period ended March 31, 2006.

Beneath the surface, the crosscurrents of capitalization and style played out. Using the Russell indices, small cap stocks rose a decisive 13.9% per the Russell 2000, in the first quarter of 2006 to lead both the mid cap stocks (7.6%), per the Mid Cap Growth Index, and large cap stocks (4.5%), per the Russell 1000. The Growth versus Value battle was mixed in the first quarter of 2006. Value stocks clearly dominated the large cap space, with the Russell 1000 Value out-performing the Russell 1000 Growth by 280 basis points (5.9% vs. 3.1%). Over the past twelve month period ending March 31, 2006, however, the Russell 1000 Value had only a slight 20 basis point edge over the Russell 1000 Growth (13.3% vs. 13.1%). In the mid cap space, the Growth and Value indices finished even at 7.6% for the first quarter of 2006, but Growth surged over the 12 month period ended March 31, 2006 and now leads Value by 240 basis points (22.7% vs. 20.3% for the Russell Mid Cap Growth and Mid Cap Value indices). In the small cap space, Growth beat Value by almost 90 basis points (14.4% for the Russell 2000 Growth vs. 13.5% for the Russell 2000 Value) during the first quarter of 2006 and now leads Value by roughly 400 basis points over the past 12 months (27.8% vs. 23.8%) for these same indices.

For the balance of 2006, we expect the economy to slow from the consensus first quarter peak of plus 4% to a more sustainable growth rate of around 3%. In the first quarter, the Federal Reserve raised rates for the 14th and 15th consecutive times but hinted that the end of the tightening cycle may be near. Core inflation, even with the pressures of high energy prices, low unemployment and increasing capacity utilization seems to be under control. Slowdowns in consumer spending and the housing market should be offset by increased business spending amidst an amazing profit cycle. Fourth quarter 2005 corporate profits grew 16.1% over the same period in 2004. We believe corporate earnings will decline from that pace, but remain strong in 2006 with consensus estimates of 9.2% for the first quarter. This slowing of economic growth, corporate earnings and uncertainty over future rate increases sets the stage for equity market volatility as investors question the strength of the underlying market.

We believe the equity markets should gradually work higher, however, with neither boom nor bust in the foreseeable future. Modest sustainable economic growth

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LETTER FROM THE CIO OF EQUITIES
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accompanied by low core inflation typically favors stocks. Equity prices have also not kept pace with the past three years of double-digit earnings growth. On a relative valuation basis versus long-term Treasuries, the S&P 500 price-earnings multiple (based on forward twelve month earnings forecasts) is now 30% below its long term average.

Stock selection will likely be as important to investment returns this year as it was in 2005. Rather than a narrow market dominated by energy holdings, returns should be more broad-based and more dependent on company fundamentals. High quality stocks are poised to out-perform in any future rally based on earnings growth prospects, valuations, liquidity, restructuring potential, and free cash flow. Risk control, along with stock selection, is an essential element of successful investing, especially in volatile markets. The Tamarack Funds are well suited for this environment. At the Tamarack Funds, we use a solid, consistent investment process that favors higher quality companies across both the growth and value spectrums. Stock selection based on fundamental research and strict risk controls form the center of our investment process. As always, we believe that maintaining a diversified portfolio with a long-term view is the best policy for our shareholders to not only protect themselves, but to also capitalize on market uncertainty.


/s/ Nancy M. Scinto

Nancy M. Scinto
Tamarack Funds Chief Investment Officer
Equity Products


                                    [PHOTO]
                                  Nancy Scinto
                            Chief Investment Officer,
                                 Equity Products

2

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EQUITY PORTFOLIO MANAGERS
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Voyageur Asset Management, Inc. ("Voyageur"), the investment advisor to the
Tamarack Funds, employs a team approach to the management of Large Cap Growth, Mid Cap Growth, Small Cap Growth, Value and Microcap Value Funds, with no individual team member being solely responsible for investment decisions.


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NANCY M. SCINTO
TAMARACK FUNDS CHIEF INVESTMENT OFFICER, EQUITY PRODUCTS.
MANAGING DIRECTOR, DIRECTOR OF RESEARCH, SENIOR PORTFOLIO MANAGER.
Nancy Scinto joined Voyageur in 1999 from Chicago Trust Company where she managed institutional accounts and was co-manager of the five-star Alleghany/Chicago Growth and Income Fund. She began her career in the investment industry in 1984 and has held various positions including personal trust, equity trader, senior equity analyst and senior portfolio manager. Nancy leads the Voyageur growth equity research efforts as Director of Research. She is also the Chief Investment Officer, Equity Products for the Tamarack Funds. Nancy holds a BA from Governors State University and an MBA from DePaul University. She is also a member of the Investment Analysts Society of Chicago.

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DAVID J. COX, CFA
MANAGING DIRECTOR, DIRECTOR OF EQUITY INVESTMENTS, SENIOR PORTFOLIO MANAGER. David Cox joined Voyageur from Chicago Trust Company in 1999 along with the other members of the firm's growth equity team. Prior to joining Voyageur, David was the Director of Equity Research and a portfolio manager at Chicago Trust and previously served that firm as a senior equity analyst. He also co-managed the Alleghany/Chicago Trust Balanced Fund, which held a Morningstar five-star rating in the Domestic Hybrid category. Prior to his experience at Voyageur and Chicago Trust, David held analyst positions at Driehaus Securities and at Kirr, Marbach & Company. David started in the investment industry in 1984 and holds a BS from the University of Illinois, an MBA from Indiana University, and is a CFA charterholder. David is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research.
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STEVEN A. RUSNAK, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER.
Steven Rusnak joined Voyageur from Chicago Trust Company in 1999. He provides the Voyageur growth equity team with his skills in fundamental equity research. Prior to joining Chicago Trust, where he was a senior equity analyst and portfolio manager, Steve was a senior equity analyst at Mesirow Financial. Additionally, he was an analyst for the State Teachers Retirement System of Ohio and a portfolio analyst at Feldman Securities Corporation. He earned BA and MBA degrees from the University of Michigan and is a CFA charterholder. Steve has been in the investment industry since 1985 and is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research.

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KENNETH A. TYSZKO, CPA, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER.
Kenneth Tyszko began his career in the investment industry in 1984 and has been a portfolio manager for the small cap growth equity product since its inception in 1995. Prior to joining Voyageur, Ken managed the small cap core growth equity product while at Oberweis Asset Management, Inc. From 1996 to 1999 Ken actively managed a small

                                                                               3


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EQUITY PORTFOLIO MANAGERS
================================================================================

cap growth mutual fund and separate small cap growth accounts for ABN AMRO Asset Management (USA), Inc. and ABN AMRO Incorporated. Prior to joining ABN AMRO, Ken actively managed portfolios of small-and mid-sized capitalization growth stocks for Sears Investment Management Co. (SIMCO). Ken has a BS in Accountancy from the University of Illinois and is both a CFA charterholder and a Certified Public Accountant. He is a member of the Illinois CPA Society, the Investment Analysts Society of Chicago and the Association for Investment Management and Research. Ken has been a guest on Bloomberg TV and WebFN.
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FORBES L. WATSON
VICE PRESIDENT, PORTFOLIO MANAGER.
Forbes Watson serves as a portfolio manager for Voyageur's small cap growth equity strategy. He joined Voyageur in January 2003 and began his career in the investment industry in 1981. Forbes graduated from the University of North Texas with a BA in finance and received his MBA from Millsaps College. He began his career with May, Cullum, Ragland & Brittain, Inc., a Dallas-based investment boutique, and also worked in the Dallas NASDAQ trading office of Shearson/Lehman Brothers. Forbes held portfolio management positions with Jackson, Mississippi-based Trustmark National Bank and ParkSouth Corporation, a registered investment advisor, before joining RBC Centura Bank in 1988 as a senior equity portfolio manager. He is a Level III candidate in the Chartered Financial Analyst program and a member of both the North Carolina Society for Financial Analysts and the Association for Investment Management and Research.
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MICHAEL T. LEE, CFA
PRESIDENT, CHIEF INVESTMENT OFFICER, SENIOR PORTFOLIO MANAGER.
Michael Lee joined Voyageur in 1993 starting as an equity analyst. As President and Chief Investment Officer, Mike is responsible for Voyageur's investment activities. He is also a Senior Equity Portfolio Manager and serves as a chairman of the Large Cap Core investment committee. His prior professional experience includes eight years with Northwest Airlines where he led several strategic systems development projects. Mike serves on the board of the Minnesota Children's Museum and is an advisor for the Carlson School Funds Enterprise. He has been in the investment management business since 1990 and earned a BS from DePauw University and an MBA in Finance from the University of Minnesota. Mike is a CFA charterholder.
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Voyageur Asset Management employs, at its own expense, Babson Capital
Management LLC as sub-advisor to provide day-to-day portfolio management for the Enterprise and Enterprise Small Cap Funds.
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ENTERPRISE FUND AND ENTERPRISE SMALL CAP FUND

LANCE F. JAMES
MANAGING DIRECTOR, PORTFOLIO MANAGER.
Lance James is co-portfolio manager of Enterprise Fund and portfolio manager of Enterprise Small Cap Fund. Lance began his career in the investment industry in 1980. Prior to joining Babson Capital in 1986, he spent time at Rockwell International Corporation, EBF Associates of Boston and later at Hewitt Associates. Lance holds an AB from Princeton University and an MBA from the Wharton School at the University of Pennsylvania.

4

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EQUITY PORTFOLIO MANAGERS
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RENIE K. HEEBNER, CFA
MANAGING DIRECTOR, PORTFOLIO MANAGER.
Renie Heebner is co-portfolio manager for Enterprise Fund and is also an equity analyst specializing in microcap stocks. Renie began her career in the investment industry in 1982. Prior to joining Babson Capital in 1987, she served in the investment department of New England Mutual Life Insurance Company. She holds a BA from Middlebury College and is a CFA charterholder. Renie is also a member of the Boston Security Analysts Society.












































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6


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PERFORMANCE SUMMARY
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Total Returns as of March 31, 2006

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TAMARACK LARGE CAP GROWTH FUND

                                                                                                         SINCE
                                               1 YEAR        3 YEAR        5 YEAR       10 YEAR      INCEPTION (a)
                                               ------        ------        ------       -------      -------------
Class A (g)
   -  Including Maximum Sales Charge of
      5.75%                                     3.49%        10.84%        -0.93%         4.45%           7.47%
   -  At Net Asset Value                        9.85%        13.07%         0.26%         5.07%           7.88%
Class C (h)
   -  Including Contingent Deferred Sales
Charge of 1.00%                                 8.04%        12.23%        -0.49%         4.29%           7.08%
   -  At Net Asset Value                        9.04%        12.23%        -0.49%         4.29%           7.08%
Class I (g)                                    10.11%        13.32%         0.49%         5.33%           8.24%
Class R (h)                                     9.59%        12.79%         0.01%         4.81%           7.61%
Class S (i)                                    10.11%        13.32%         0.49%         5.33%           8.24%
Russell 1000 Growth Index*                     13.14%        14.80%         1.66%         6.50%           9.95%
S&P 500(R) Index*                              11.72%        17.21%         3.97%         8.95%          11.62%


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TAMARACK MID CAP GROWTH FUND

                                                                                                         SINCE
                                               1 YEAR        3 YEAR        5 YEAR       10 YEAR      INCEPTION (a)
                                               ------        ------        ------       -------      -------------
Class A (g)
   -  Including Maximum Sales Charge of
      5.75%                                    18.47%        19.13%         8.59%        11.68%          13.74%
   -  At Net Asset Value                       25.68%        21.52%         9.89%        12.34%          14.19%
Class C (h)
   -  Including Contingent Deferred Sales
Charge of 1.00%                                23.77%        20.64%         9.09%        11.51%          13.34%
   -  At Net Asset Value                       24.77%        20.64%         9.09%        11.51%          13.34%
Class I (g)                                    26.02%        21.84%        10.16%        12.66%          14.54%
Class R (h)                                    25.39%        21.22%         9.62%        12.06%          13.91%
Class S (i)                                    26.11%        21.87%        10.18%        12.67%          14.55%
Russell Midcap Growth Index*                   22.68%        25.75%         8.99%         9.39%          12.57%
S&P Midcap 400 Index*                          21.62%        26.04%        12.75%        14.51%          16.26%

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TAMARACK SMALL CAP GROWTH FUND

                                                                                                         SINCE
                                               1 YEAR        3 YEAR        5 YEAR       10 YEAR      INCEPTION (b)
                                               ------        ------        ------       -------      -------------
Class A (g)
   -  Including Maximum Sales Charge of
      5.75%                                    13.81%        21.78%        10.14%        11.17%          12.38%
   -  At Net Asset Value                       20.73%        24.22%        11.45%        11.83%          12.96%
Class C (h)
   -  Including Contingent Deferred Sales
Charge of 1.00%                                18.92%        23.26%        10.60%        10.99%          12.12%
   -  At Net Asset Value                       19.80%        23.26%        10.60%        10.99%          12.12%
Class I (g)                                    21.00%        24.53%        11.71%        12.11%          13.28%
Class R (h)                                    20.59%        23.89%        11.16%        11.54%          12.68%
Class S (i)                                    21.02%        24.51%        11.70%        12.11%          13.27%
Russell 2000 Growth Index*                     27.84%        28.14%         8.59%         5.51%           7.97%
Russell 2000 Index*                            25.85%        29.53%        12.59%        10.15%          11.92%

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                                                                               7
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PERFORMANCE SUMMARY
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TAMARACK ENTERPRISE FUND

                                                                                                         SINCE
                                               1 YEAR        3 YEAR        5 YEAR       10 YEAR      INCEPTION (c)
                                               ------        ------        ------       -------      -------------
Class A (j)
  - Including Maximum Sales Charge of
    5.75%                                      15.23%        24.88%        17.95%        12.56%          12.80%
  - At Net Asset Value                         22.25%        27.37%        19.36%        13.23%          13.10%
Class C (j)
  - Including Contingent Deferred Sales
    Charge of 1.00%                            20.35%        26.44%        18.48%        12.39%          12.26%
  - At Net Asset Value                         21.35%        26.44%        18.48%        12.39%          12.26%
Class I (k)                                    22.57%        27.71%        19.67%        13.52%          13.38%
Class R (j)                                    21.93%        27.05%        19.06%        12.95%          12.82%
Class S                                        22.57%        27.71%        19.67%        13.52%          13.38%
Russell 2000 Value Index *                     23.77%        30.75%        16.24%        14.03%          13.36%
Russell 2000 Index *                           25.85%        29.53%        12.59%        10.15%          10.67%

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TAMARACK ENTERPRISE SMALL CAP FUND

                                                                                                         SINCE
                                               1 YEAR        3 YEAR        5 YEAR       10 YEAR      INCEPTION (d)
                                               ------        ------        ------       -------      -------------
Class A (j)
  - Including Maximum Sales Charge of
    5.75%                                      14.14%        24.90%        12.12%        11.54%          12.29%
  - At Net Asset Value                         21.12%        27.39%        13.45%        12.20%          12.74%
Class C (j)
  - Including Contingent Deferred Sales
    Charge of 1.00%                            19.23%        26.43%        12.60%        11.36%          11.90%
  - At Net Asset Value                         20.23%        26.43%        12.60%        11.36%          11.90%
Class R (j)                                    20.79%        27.04%        13.15%        11.91%          12.45%
Class S                                        21.39%        27.69%        13.72%        12.47%          13.02%
Russell 2000 Index *                           25.85%        29.53%        12.59%        10.15%          12.21%

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TAMARACK VALUE FUND

                                                                                                         SINCE
                                               1 YEAR        3 YEAR        5 YEAR       10 YEAR      INCEPTION (b)
                                               ------        ------        ------       -------      -------------
Class A (j)
  - Including Maximum Sales Charge of
    5.75%                                      -0.98%        15.11%         3.92%         7.00%          11.49%
  - At Net Asset Value                          5.06%        17.41%         5.16%         7.64%          11.79%
Class C (j)
  - Including Contingent Deferred Sales
    Charge of 1.00%                             3.39%        16.52%         4.37%         6.83%          10.96%
  - At Net Asset Value                          4.27%        16.52%         4.37%         6.83%          10.96%
Class R (j)                                     4.81%        17.10%         4.89%         7.37%          11.51%
Class S                                         5.35%        17.70%         5.42%         7.90%          12.07%
Russell 1000 Value Index *                     13.31%        21.77%         7.79%        10.97%          13.64%
S&P 500(R) Index *                             11.72%        17.21%         3.97%         8.95%          12.80%

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8

================================================================================
PERFORMANCE SUMMARY
================================================================================

TAMARACK MICROCAP VALUE FUND

                                                                                                         SINCE
                                               1 YEAR        3 YEAR        5 YEAR       10 YEAR      INCEPTION (f)
                                               ------        ------        ------       -------      -------------
Class A (j)
  - Including Maximum Sales Charge of
    5.75%                                      16.30%        30.98%        16.72%        14.21%          11.02%
  - At Net Asset Value                         23.42%        33.61%        18.12%        14.88%          11.38%
Class C (j)
  - Including Contingent Deferred Sales
    Charge of 1.00%                            21.52%        32.63%        17.25%        14.04%          10.55%
  - At Net Asset Value                         22.52%        32.63%        17.25%        14.04%          10.55%
Class R (j)                                    23.09%        33.28%        17.82%        14.60%          11.10%
Class S                                        23.67%        33.95%        18.42%        15.17%          11.66%
Russell 2000 Value Index *                     23.77%        30.75%        16.24%        14.03%          12.45%
Russell 2000 Index *                           25.85%        29.53%        12.59%        10.15%           9.96%


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PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END GO TO WWW.TAMARACKFUNDS.COM.

*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities. Index returns are calculated on a monthly basis, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(a) The since inception date (commencement of operations) of the Fund is December 31, 1990.
(b) The since inception date (commencement of operations) of the Fund is January 1, 1995.
(c) The since inception date (commencement of operations) of the Fund is December 2, 1983.
(d) The since inception date (commencement of operations) of the Fund is August 5, 1991.
(e) The since inception date (commencement of operations) of the Fund is September 30, 1984.
(f) The since inception date (commencement of operations) of the Fund is September 10, 1987.
(g) The performance in the table reflects the performance of the former RBC Funds, the predecessors to the Tamarack Funds. The quoted performance of the Funds includes the performance of a common trust fund ("CTF") account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Fund's commencement of operations (October 1, 1996 for the Large Cap Growth Fund, June 1, 1994 for the Mid Cap Growth Fund, and May 2, 1997 for the Small Cap Growth Fund), as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. Each CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If each CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
(h) The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).
(i) The inception date for Class S of the Fund is April 19, 2004. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S.
(j) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).
(k) The inception date for Class I shares of the Fund is September 30, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class I shares, as applicable.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Large Cap Growth Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

Investor sentiment has taken a lot of detours during the last six months. Investors may have had their doubts about the economy and corporate profit growth during the abbreviated soft patch in the aftermath of Hurricanes Katrina and Rita. However, economic data along with continued robust company results finally gained credibility with investors and began to dispel their doubts. Consequently, we believe the overall market advance since mid-October 2005 can be viewed as more than a short-term rally. Looking at the six month period, the broad market S&P 500 returned 6.4%, while the growth-oriented Russell 1000 Growth Index delivered a similarly healthy return of 6.2%.

The stock market's energetic performance during the last six months was grounded very firmly in fundamentals, reflecting among other things, a strong first quarter 2006 rebound in GDP growth together with a steady stream of positive weekly and monthly economic reports. This connection was clearly indicated in the sector performance trends. The top performing sectors were all cyclically sensitive in nature, including strong returns from the Materials and Industrials groups. In contrast, the defensive sectors like Utilities, Consumer Staples and Health Care were at the bottom of the performance list.

--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Large Cap Growth Fund's total return during the six-month period ending March 31, 2006 was 5.7% (Class A shares, net of fees) slightly underperforming the Fund's benchmark the Russell 1000 Growth Index, which returned 6.2% for the same period.


Stock selection was the driver of the fund's performance with the Consumer Discretionary group contributing the most to returns. Starbucks, McGraw-Hill, Staples and Home Depot all beat the benchmark return by a significant margin. Stock picks in Information Technology (Jabil Circuit, Adobe Systems, Cisco Systems, Paychex and Qualcomm) contributed to returns as did our holding in Whole Foods Market within the Consumer Staples group. The Fund's under-performance stemmed largely from allocation and stock selection within the volatile Energy sector.

-------------------------------------------------------------------------------

OUTLOOK

Stock selection will likely be as important to investment returns this year as it was in 2005. Energy stocks' domination in 2005 accounted for a significant portion of the U.S. equity markets' returns. This year's performance likely depends much more on company fundamentals rather than a single event, like last year's oil-price "spike". The more highly charged technology and cyclically sensitive stocks of the market (including Materials, Industrials and to a lesser extent, "big ticket" Consumer Goods) should perform well if, as expected, the economy enjoys solid, manufacturing-led growth in the coming year. These higher "beta" stocks experienced some of the biggest declines in P/E multiples last year, making them all the more attractive if the economy performs as well as expected. Finally, we believe growth stocks are a leading candidate to replace the Energy sector on the edge of any future rally, based on earnings growth prospects, valuations, liquidity, restructuring potential and free cash flow for profit-enhancing investments.


                                     [PHOTO]

                                 Nancy M. Scinto

                                     [PHOTO]

                              Steven A. Rusnak, CFA

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Large Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------

BENCHMARK

Russell 1000 Growth Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

              [PIE CHART]               TOP FIVE INDUSTRIES
                                        Information Technology           22.0%
COMMON STOCKS                           Consumer Discretionary           18.9%
99.06%                                  Healthcare                       16.1%
CASH EQUIVALENTS                        Industrials                      12.7%
0.94%                                   Consumer Staples                 10.0%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/06)
(% OF FUND'S NET ASSETS)

Cisco Systems, Inc.              4.18%  General Electric Co.             3.22%
Adobe Systems, Inc.              3.80%  Chicago Mercantile Exchange      3.14%
Danaher Corp.                    3.67%    Holdings, Inc.
Ecolab, Inc.                     3.39%  SLM Corp.                        3.03%
McGraw-Hill Cos., Inc.           3.32%  Paychex, Inc.                    3.03%
Jabil Circuit, Inc.              3.24%

*A listing of all portfolio holdings can be found on page 59.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

           --------------------------------------------------------
                                                            RUSSELL
                                                             1000
                                           S&P 500          GROWTH
                           CLASS A          INDEX            INDEX
           --------------------------------------------------------
           3/31/96          9,425           10,000           10,000
           --------------------------------------------------------
           9/30/96         10,070           10,771           11,019
           --------------------------------------------------------
           3/31/97         10,929           11,982           11,748
           --------------------------------------------------------
           9/30/97         13,256           15,126           15,019
           --------------------------------------------------------
           3/31/98         14,653           17,729           17,557
           --------------------------------------------------------
           9/30/98         12,953           16,499           16,687
           --------------------------------------------------------
           3/31/99         16,962           21,006           22,493
           --------------------------------------------------------
           9/30/99         17,124           21,084           22,503
           --------------------------------------------------------
           3/31/00         20,522           24,773           30,168
           --------------------------------------------------------
           9/30/00         19,280           23,881           27,775
           --------------------------------------------------------
           3/31/01         15,265           19,406           17,281
           --------------------------------------------------------
           9/30/01         13,307           17,527           15,099
           --------------------------------------------------------
           3/31/02         14,500           19,453           16,935
           --------------------------------------------------------
           9/30/02         10,416           13,939           11,700
           --------------------------------------------------------
           3/31/03         10,696           14,638           12,403
           --------------------------------------------------------
           9/30/03         12,413           17,337           14,733
           --------------------------------------------------------
           3/31/04         13,882           19,776           16,395
           --------------------------------------------------------
           9/30/04         13,566           19,740           15,839
           --------------------------------------------------------
           3/31/05         14,074           21,098           16,585
           --------------------------------------------------------
           9/30/05         14,624           22,158           17,676
           --------------------------------------------------------
           3/31/06         15,461           23,571           18,765
           --------------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The quoted performance of the Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on October 1, 1996. On that date, the assets of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which was 1.00% of average daily net assets for Class A. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Mid Cap Growth Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

Investor sentiment has taken a lot of detours during the last six months. Investors may have had their doubts about the economy and corporate profit growth during the abbreviated soft patch in the aftermath of Hurricanes Katrina and Rita. However, economic data along with continued robust company results finally gained credibility and began to dispel those doubts. Consequently, the overall market advance since mid-October 2005 can be viewed as more than a short-term rally. Looking at the six month period, the broad market S&P Midcap Index returned 11.2%, while the growth-oriented Russell Midcap Growth Index delivered a similarly healthy return of 11.3%.

The stock market's energetic performance during the last six months was grounded very firmly in fundamentals, reflecting among other things, a strong first quarter 2006 rebound in GDP growth together with a steady stream of positive weekly and monthly economic reports. This connection was clearly indicated in the sector performance trends. The top performing sectors were all cyclically sensitive in nature, including strong returns from the Materials and Industrials groups. In contrast, the defensive sectors like Utilities and Consumer Staples were at the bottom of the performance list. To the consternation of some investors, smaller stocks again led the way, while mid-cap growth stocks beat their value peers by 2.3% as measured by their respective Russell indices.

--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Mid Cap Growth Fund's total return during the six-month period ending March 31, 2006 was 18.2% (Class A shares, net of fees), handily outperforming the Fund's benchmark the Russell Midcap Growth Index which returned 11.3% during the same period.


The Fund's strong outperformance can be attributed to solid stock selection. Within selection, the Consumer Discretionary group contributed the most to returns. Coldwater Creek, SCP Pool, Tractor Supply, O'Reilly Automotive and Petsmart all beat the benchmark return by a significant margin. Stock picks in the Industrials group (Fastenal, Expeditors International and Roper Industries) contributed to returns as did our holdings in Varian Medical Systems and Express Scripts within the Health Care group.

--------------------------------------------------------------------------------

OUTLOOK

Stock selection will likely be as important to investment returns this year as it was in 2005. Energy stocks' domination in 2005 accounted for a significant portion of the U.S. equity markets' returns. This year's performance likely depends much more on company fundamentals rather than a single event, like last year's oil-price "spike". The more highly charged technology and cyclically sensitive stocks of the market (including Materials, Industrials and to a lesser extent, "big ticket" Consumer Goods) should perform well if, as expected, the economy enjoys solid, manufacturing-led growth in the coming year. These higher "beta", or more volatile, stocks experienced some of the biggest declines in P/E multiples last year, making them all the more attractive if the economy performs as well as expected. Finally, we believe growth stocks are a leading candidate to replace the Energy sector on the edge of any future rally, based on earnings growth prospects, valuations, liquidity, restructuring potential and free cash flow for profit-enhancing investments.



                                     [PHOTO]

                                David J. Cox, CFA

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Mid Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------

BENCHMARK

Russell Midcap Growth Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

              [PIE CHART]               TOP FIVE INDUSTRIES
                                        Industrials                      24.6%
COMMON STOCKS                           Consumer Discretionary           24.5%
98.21%                                  Healthcare                       18.3%
CASH EQUIVALENTS                        Information Technology           13.8%
1.79%                                   Financials                       10.3%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/06)
(% OF FUND'S NET ASSETS)

Roper Industries Inc.            3.94%  VCA Antech, Inc.                 3.42%
Fastenal Co.                     3.76%  Varian Medical Systems           3.17%
SCP Pool Corp.                   3.73%  Commerce Bancorp, Inc.           2.94%
Omnicare, Inc.                   3.59%  Jabil Circuit, Inc.              2.93%
Expeditors International of      3.43%  Microchip Technology, Inc.       2.86%
 Washington, Inc.

*A listing of all portfolio holdings can be found on page 60.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

            --------------------------------------------------------
                                              S&P            RUSSELL
                                             MIDCAP           MIDCAP
                                              400             GROWTH
                           CLASS A           INDEX            INDEX
            --------------------------------------------------------
            3/31/96          9,425           10,000           10,000
            --------------------------------------------------------
            9/30/96          9,852           10,588           10,727
            --------------------------------------------------------
            3/31/97         10,807           11,062           10,634
            --------------------------------------------------------
            9/30/97         13,568           14,728           13,906
            --------------------------------------------------------
            3/31/98         14,934           16,486           15,138
            --------------------------------------------------------
            9/30/98         12,837           13,799           12,603
            --------------------------------------------------------
            3/31/99         15,503           16,560           16,484
            --------------------------------------------------------
            9/30/99         15,588           17,317           17,290
            --------------------------------------------------------
            3/31/00         20,635           22,868           29,210
            --------------------------------------------------------
            9/30/00         22,323           24,801           27,729
            --------------------------------------------------------
            3/31/01         18,837           21,277           15,944
            --------------------------------------------------------
            9/30/01         18,024           20,088           13,374
            --------------------------------------------------------
            3/31/02         22,318           25,295           16,694
            --------------------------------------------------------
            9/30/02         16,682           19,145           11,301
            --------------------------------------------------------
            3/31/03         16,823           19,363           12,335
            --------------------------------------------------------
            9/30/03         20,547           24,277           15,697
            --------------------------------------------------------
            3/31/04         23,793           28,871           18,457
            --------------------------------------------------------
            9/30/04         22,094           28,539           17,844
            --------------------------------------------------------
            3/31/05         24,018           31,881           19,991
            --------------------------------------------------------
            9/30/05         25,545           34,862           22,032
            --------------------------------------------------------
            3/31/06         30,187           38,775           24,525
            --------------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Small Cap Growth Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

As the first quarter of 2006 drew to a close, the latest surge in economic activity finally convinced investors the U.S. economy is robust. Stocks responded in convincing fashion and burst out of their trading range with authority. Going back to November 2005, small cap stocks in particular staged a powerful rally with the Russell 2000 Growth Index and Russell 2000 Index up 16.2% and 15.3%, respectively for the six months ended March 31, 2006. Small cap stocks continue to outperform large caps, with the Russell 2000 Index handily outperforming the S&P 500 Index by approximately 890 basis points during the six month period. All sectors of the Russell 2000 Growth Index posted strong and impressive returns. Energy, the dominant performing sector in 2005, continued its strength through March 2006, lifting other commodity based materials stocks, as everything from gold to copper are at twenty-year highs. Returns were bolstered by strong year over year earnings growth, anticipation of an acceleration of GDP growth in 2006, compared to the fourth quarter of 2005, and a continuing liquidity-driven market, despite the fact the Federal Reserve maintains a posture of gradually increasing interest rates. While not evident in the last three months of 2005, investors in 2006's first quarter were generally rewarded by taking a somewhat more aggressive and lower quality approach in selecting stocks, as the best performing groups of small cap growth stocks had lower S&P quality ratings, higher betas, and lower returns on equity.

--------------------------------------------------------------------------------

PERFORMANCE

An expanding economy usually bodes well for small growth stocks, and this period was no exception. The Tamarack Small Cap Growth Fund's total return during the six-month period ended March 31, 2006 was 14.7% (Class A shares, net of fees), compared to a return of 15.2% for the Russell 2000 Index, which is the Fund's primary benchmark.

Through fundamental research, Voyageur builds diversified portfolios of high quality, cash flow rich companies that provide long-term investment opportunities. Voyageur generally invests in those companies that have industry-leading positions and display high margins and returns on equity relative to their industry peers. As of March 31, 2006, the portfolio had a weighted net profit margin of 11.2% and a weighted return on equity of 17.4%. We own 69 stocks in the portfolio as of March 31, 2006. A substantial portion of the portfolio's modest underperformance to its benchmark came from security selection in Industrials. In addition, security selection in Information Technology and Materials also hurt performance.

--------------------------------------------------------------------------------

OUTLOOK

We expect the U.S. economy to slow in 2006 from an expected GDP peak growth rate of 4% in the first quarter to a more sustainable growth rate of around 3%. Core inflation seems to be under control and slowdowns in consumer spending and the housing market should be offset by increased business spending amidst declining but still strong corporate earnings. The equity markets should gradually work higher, with neither boom nor bust, but the slowing of economic growth and corporate earnings may lead to volatility as investors question the strength of the underlying market. New Federal Reserve Chairman Ben Bernanke raised the Federal Funds rate in March to 4.75% and signals that further increases are likely in the near term, although there were also hints that the cycle of increases may be coming to a close. The market is carefully digesting Mr. Bernanke's comments to determine if he is hawkish or dovish on further Fed tightening. Higher interest rates will also be affecting the consumer as about $1 trillion of adjustable rate mortgages will be reset at higher rates over the next 18 months, reducing consumer discretionary income.

Unlike 2005, when the market was narrow and energy stocks dominated small cap growth performance, we anticipate investors will rediscover quality small cap growth stocks in a wide variety of sectors. Returns should be more broad based and more dependent on company fundamentals. Growth stocks are poised to outperform in any future rally based on earnings growth prospects, valuations, liquidity, restructuring potential and free cash flow. Voyageur's portfolio is well situated for this environment. Along with stock selection, risk control will also continue to be an essential element of successful investing.

                                    [PHOTO]

                           Kenneth A. Tyszko, CPA, CFA

                                    [PHOTO]

                                Forbes L. Watson

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Small Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Growth Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

              [PIE CHART]               TOP FIVE INDUSTRIES
                                        Healthcare                       20.9%
COMMON STOCKS                           Information Technology           20.6%
97.06%                                  Industrials                      17.4%
CASH EQUIVALENTS                        Consumer Discretionary           14.7%
2.94%                                   Financials                       13.6%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/06)
(% OF FUND'S NET ASSETS)

ANSYS, Inc.                      2.90%  Shuffle Master, Inc.             2.49%
HealthExtras, Inc.               2.75%  Raymond James Financial, Inc.    2.37%
EGL, Inc.                        2.63%  Simpson Manufacturing Co., Inc.  2.28%
DRS Technologies, Inc.           2.54%  Global Payments, Inc.            2.28%
United Natural Foods, Inc.       2.50%  Teleflex, Inc.                   2.15%

*A listing of all portfolio holdings can be found beginning on page 61.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

            --------------------------------------------------------
                                                             RUSSELL
                                             RUSSEL           2000
                                             2000            GROWTH
                            CLASS A          INDEX           INDEX
            --------------------------------------------------------
            3/31/96          9,425           10,000           10,000
            --------------------------------------------------------
            9/30/96          9,990           10,536           10,494
            --------------------------------------------------------
            3/31/97         10,411           10,511            9,418
            --------------------------------------------------------
            9/30/97         14,326           14,032           12,945
            --------------------------------------------------------
            3/31/98         16,075           14,927           13,296
            --------------------------------------------------------
            9/30/98         12,496           11,364            9,730
            --------------------------------------------------------
            3/31/99         14,063           12,500           11,828
            --------------------------------------------------------
            9/30/99         15,797           13,531           12,905
            --------------------------------------------------------
            3/31/00         18,220           17,162           18,812
            --------------------------------------------------------
            9/30/00         18,584           16,696           16,733
            --------------------------------------------------------
            3/31/01         16,763           14,532           11,323
            --------------------------------------------------------
            9/30/01         15,493           13,155            9,607
            --------------------------------------------------------
            3/31/02         19,258           16,564           11,883
            --------------------------------------------------------
            9/30/02         14,977           11,932            7,862
            --------------------------------------------------------
            3/31/03         15,041           12,097            8,125
            --------------------------------------------------------
            9/30/03         18,701           16,286           11,143
            --------------------------------------------------------
            3/31/04         21,407           19,819           13,257
            --------------------------------------------------------
            9/30/04         21,932           19,344           12,472
            --------------------------------------------------------
            3/31/05         23,879           20,892           13,373
            --------------------------------------------------------
            9/30/05         25,125           22,816           14,712
            --------------------------------------------------------
            3/31/06         28,828           26,292           17,095
            --------------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The Fund's maximum sales charge is 5.75%. The quoted performance of the Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on May 2, 1997. On that date, the assets of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which was 1.50% of average daily net assets for Class A. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Fund
--------------------------------------------------------------------------------

MARKET REVIEW

A continuation of GDP growth, coupled with a resumption in employment growth and an upsurge in consumer confidence provided the underpinnings for a subdued market rally during the fourth quarter of 2005. This set the table for 2006, which saw economic activity accelerate significantly during the first quarter. Performance for economically-sensitive stocks, especially in the Basic Materials and Producer durables sectors in which the Russell 2000 indices are more heavily weighted, was particularly strong. Commercial construction also accelerated off multi-year trough levels and consumer confidence remained positive. Additionally, a decline in natural gas prices and a stabilization in oil prices enabled corporate users of those inputs to expand their profit margins.

Within the small cap universe, the best performing areas during the six-month reporting period were the materials and processing, producer durables and technology sectors. Resurging corporate capital spending boosted all three areas. The weakest small cap areas during the reporting period were the other energy, consumer staples and utilities sectors. Additionally, concerns about the impact of higher interest rates on consumers had a negative influence on consumer stock valuations in the closing half of the period.

--------------------------------------------------------------------------------

PERFORMANCE

The Enterprise Fund generated strong absolute performance during the six-month period ending March 31, 2006, returning 12.1% (Class A, net of fees), but modestly underperformed the Russell 2000 Value Index return of 14.3%. The majority of the Fund's underperformance during the period can be attributed to stock selection weakness in the Consumer Discretionary and Technology sectors, where Fund holdings advanced but not at the brisk pace of corresponding benchmark positions. On the upside, results during the period were highly favorable for the Fund's holdings in Autos and Transportation, Other Energy and Health care holdings. A relative overweight in Technology names and a relative underweight in Financial services names also added value.

--------------------------------------------------------------------------------

OUTLOOK

The big question for equity markets now is when the Federal Reserve will halt its long-standing tightening policy. Investors will be carefully monitoring future economic reports for signs of weakness or renewed inflation, factors that will be keys to any Fed action. Uncertainty concerning the Fed's actions could increase market volatility in the months ahead.

We believe the Fund continues to be positioned strongly to capitalize on the resurgence in economic growth seen in the first quarter of 2006. The Fund remains overweighted relative to the Russell 2000 Value Index in Materials and Processing, Technology and Consumer discretionary stocks.


                                     [PHOTO]

                                 Lance F. James

                                     [PHOTO]

                              Renie K. Heebner, CFA

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Value Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

              [PIE CHART]               TOP FIVE INDUSTRIES
                                        Financials                       17.4%
COMMON STOCKS                           Industrials                      16.9%
94.35%                                  Consumer Discretionary           16.5%
CASH EQUIVALENTS                        Information Technology           15.9%
3.96%                                   Materials                        10.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS
1.69%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/06)
(% OF FUND'S NET ASSETS)

EDO Corp.                        2.78%  ABM Industries, Inc.             2.40%
Movado Group, Inc.               2.63%  Penwest Pharmaceuticals Co.      2.32%
Tetra Technologies, Inc.         2.60%  ASTA Funding, Inc.               2.07%
U.S. Concrete, Inc.              2.53%  Quixote Corp.                    2.03%
Stellent, Inc.                   2.45%  Allied Defense Group, Inc.       2.03%

*A listing of all portfolio holdings can be found beginning on page 63.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

           --------------------------------------------------------
                                                            RUSSELL
                                                             2000
                                                             VALUE
                           CLASS A          CLASS S          INDEX
           --------------------------------------------------------
           3/31/96          9,425           10,000           10,000
           --------------------------------------------------------
           9/30/96          9,886           10,503           10,564
           --------------------------------------------------------
           3/31/97         11,025           11,728           11,598
           --------------------------------------------------------
           9/30/97         14,352           15,286           15,069
           --------------------------------------------------------
           3/31/98         14,814           15,797           16,602
           --------------------------------------------------------
           9/30/98         11,644           12,432           13,141
           --------------------------------------------------------
           3/31/99         10,847           11,596           12,944
           --------------------------------------------------------
           9/30/99         11,455           12,261           13,907
           --------------------------------------------------------
           3/31/00         12,819           13,738           14,660
           --------------------------------------------------------
           9/30/00         13,396           14,374           16,043
           --------------------------------------------------------
           3/31/01         13,477           14,479           17,512
           --------------------------------------------------------
           9/30/01         14,800           15,920           16,943
           --------------------------------------------------------
           3/31/02         19,587           21,095           21,670
           --------------------------------------------------------
           9/30/02         15,223           16,416           16,695
           --------------------------------------------------------
           3/31/03         15,798           17,057           16,626
           --------------------------------------------------------
           9/30/03         20,539           22,203           21,981
           --------------------------------------------------------
           3/31/04         25,627           27,738           27,348
           --------------------------------------------------------
           9/30/04         25,242           27,371           27,621
           --------------------------------------------------------
           3/31/05         26,704           28,989           30,025
           --------------------------------------------------------
           9/30/05         29,113           31,633           32,524
           --------------------------------------------------------
           3/31/06         32,646           35,532           37,162
           --------------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

MARKET REVIEW

A continuation of GDP growth, coupled with a resumption in employment growth and an upsurge in consumer confidence provided the underpinnings for a subdued market rally during the fourth quarter of 2005. This set the table for 2006, which saw economic activity accelerate significantly during the first quarter. Performance for economically-sensitive stocks, especially in the Basic materials and Producer durables sectors in which the Russell 2000 indices are more heavily weighted, was particularly strong. Commercial construction also accelerated off multi-year trough levels and consumer confidence remained positive. Additionally, a decline in natural gas prices and a stabilization in oil prices enabled corporate users of those inputs to expand their profit margins.

Within the small cap universe, the best performing areas during the six-month reporting period were the Materials and processing, Producer durables and Technology sectors. Resurging corporate capital spending boosted all three areas. The weakest small cap areas during the reporting period were the Other energy, Consumer staples and Utilities sectors. Additionally, concerns about the impact of higher interest rates on consumers had a negative influence on consumer stock valuations in the closing half of the period.

--------------------------------------------------------------------------------

PERFORMANCE

The Enterprise Small Cap Fund, returning 17.3% (Class A, net of fees) strongly outperformed the Russell 2000 Index return of 15.2% during the six-month reporting period ending March 31, 2006. Both the Fund's stock selection and its overall positioning versus the benchmark added significant value during the period. Selection was particularly strong in the Financial services, Health care and Materials and processing sectors. Additionally, the Fund's holdings in Other energy and Autos and transportation holdings provided favorable added value. The Fund's emphasis on economically sensitive stocks that benefited from accelerating economic activity also helped during the period, particularly its overweights relative to the benchmark in Materials and industrials names. Detracting from results during the period was stock selection in the Producer durables, Technology and Consumer discretionary sectors.

--------------------------------------------------------------------------------

OUTLOOK

The big question for equity markets now is when the Federal Reserve will halt its long-standing tightening policy. Investors will be carefully monitoring future economic reports for signs of weakness or renewed inflation, factors that will be keys to any Fed action. Uncertainty concerning the Fed's actions could increase market volatility in the months ahead.

The Fund has benefited in 2006 from the resurgence in economic growth and the moderation in energy prices. We remain overweighted relative to the Russell 2000 Index in materials and processing, industrial and Consumer discretionary stocks; areas in which we expect to see continued benefit from firm economic growth.


                                     [PHOTO]

                                 Lance F. James

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

              [PIE CHART]               TOP FIVE INDUSTRIES
                                        Consumer Discretionary           29.0%
COMMON STOCKS                           Industrials                      16.0%
98.55%                                  Financials                       15.6%
CASH EQUIVALENTS                        Materials                        13.8%
1.45%                                   Healthcare                       10.1%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/06)
(% OF FUND'S NET ASSETS)

Carlisle Co.                     4.13%  Steinway Musical                 2.77%
Movado Group, Inc.               4.02%     Instruments, Inc.
Gardner Denver, Inc.             3.98%  PSS World Medical, Inc.          2.71%
Interface, Inc.                  3.71%  Ashford Hospitality Trust, Inc.  2.62%
Polymedica Corp.                 3.14%  ElkCorp                          2.48%
                                        Men's Wearhouse, Inc.            2.26%

*A listing of all portfolio holdings can be found beginning on page 65.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

           --------------------------------------------------------
                                                            RUSSELL
                                                              2000
                          CLASS A           CLASS S          INDEX
           --------------------------------------------------------
           3/31/96          9,425           10,000           10,000
           --------------------------------------------------------
           9/30/96          9,861           10,476           10,536
           --------------------------------------------------------
           3/31/97         10,707           11,389           10,511
           --------------------------------------------------------
           9/30/97         14,125           15,043           14,032
           --------------------------------------------------------
           3/31/98         15,404           16,426           14,927
           --------------------------------------------------------
           9/30/98         11,813           12,613           11,364
           --------------------------------------------------------
           3/31/99         12,356           13,209           12,500
           --------------------------------------------------------
           9/30/99         13,478           14,426           13,531
           --------------------------------------------------------
           3/31/00         14,724           15,780           17,162
           --------------------------------------------------------
           9/30/00         16,008           17,178           16,696
           --------------------------------------------------------
           3/31/01         16,854           17,033           14,532
           --------------------------------------------------------
           9/30/01         15,103           16,247           13,155
           --------------------------------------------------------
           3/31/02         18,584           20,016           16,564
           --------------------------------------------------------
           9/30/02         14,636           15,783           11,932
           --------------------------------------------------------
           3/31/03         14,413           15,562           12,097
           --------------------------------------------------------
           9/30/03         18,918           20,451           16,286
           --------------------------------------------------------
           3/31/04         23,093           24,995           19,819
           --------------------------------------------------------
           9/30/04         23,384           25,337           19,344
           --------------------------------------------------------
           3/31/05         24,602           26,687           20,892
           --------------------------------------------------------
           9/30/05         25,412           27,589           22,816
           --------------------------------------------------------
           3/31/06         29,797           32,397           26,292
           --------------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

MARKET REVIEW

Investor sentiment has taken a lot of detours during the last six months. Investors may have had their doubts about the economy and corporate profit growth during the abbreviated soft patch in the aftermath of Hurricanes Katrina and Rita. However, economic data along with continued robust company results finally gained credibility and began to dispel those doubts. Consequently, the overall market advance since mid-October 2005 can be viewed as more than a short-term phenomenon. Although value stocks continued to outperform growth stocks in the large cap space in the first few months of 2006, the dominance of value over growth has slowed significantly, with the Russell Large Value index holding only a slight 20 basis point edge over the Russell Large Growth index (13.3% vs. 13.1%) for the twelve month period ended March 31, 2006.

The stock market's energetic performance during the last six months was grounded very firmly in fundamentals, reflecting among other things, a strong first quarter 2006 rebound in GDP growth together with a steady stream of positive weekly and monthly economic reports. This connection was clearly indicated in the sector performance trends. The top performing sectors were all cyclically sensitive in nature, including strong returns from the Materials and Industrials groups. In contrast, the defensive sectors like Utilities and Consumer Staples were at the bottom of the performance list.

--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Value Fund's total return during the six-month period ending March 31, 2006 was 4.4% (Class A shares, net of fees) underperforming the Fund's benchmark, the Russell 1000 Value Index, which returned 7.3% for the same period. The Fund's underweighting in the Oil and Gas sector relative to the benchmark and poor stock selection in the Pharmaceutical and Insurance sectors contributed to the Fund's underperformance for the period.

--------------------------------------------------------------------------------

OUTLOOK

We expect the U.S. economy to slow in 2006 from an expected GDP peak growth rate of 4% in the first quarter to a more sustainable growth rate of around 3%. Core inflation seems to be under control and slowdowns in consumer spending and the housing market should be offset by increased business spending amidst declining but still strong corporate earnings. The equity markets should gradually work higher, with neither boom nor bust, but the slowing of economic growth and corporate earnings may lead to volatility as investors question the strength of the underlying market. We expect that returns should be more broad based and more dependent on company fundamentals rather than sector favorability.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

--------------------------------------------------------------------------------

BENCHMARK

Russell 1000 Value Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

              [PIE CHART]               TOP FIVE INDUSTRIES
                                        Financials                      29.8%
COMMON STOCKS                           Information Technology          11.9%
96.31%                                  Energy                          11.6%
CASH EQUIVALENTS                        Consumer Discretionary          11.3%
3.69%                                   Industrials                     10.4%


--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/06)
(% OF FUND'S NET ASSETS)

Citigroup, Inc.                  3.58%  International Business Machines  2.83%
American International           3.57%  Verizon Communications, Inc.     2.72%
  Group, Inc.                           Wachovia Corp.                   2.69%
Morgan Stanley                   3.43%  American Express Co.             2.68%
Exxon Mobil Corp.                3.30%  Bank of America Corp.            2.64%
United Parcel Service, Inc.      2.91%
  Class B

*A listing of all portfolio holdings can be found beginning on page 67.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

           --------------------------------------------------------
                                                            RUSSELL
                                                             1000
                                                             VALUE
                          CLASS A          CLASS S           INDEX
           --------------------------------------------------------
           3/31/96          9,425           10,000           10,000
           --------------------------------------------------------
           9/30/96          9,961           10,582           10,468
           --------------------------------------------------------
           3/31/97         10,951           11,649           11,807
           --------------------------------------------------------
           9/30/97         13,715           14,607           14,897
           --------------------------------------------------------
           3/31/98         15,397           16,419           17,377
           --------------------------------------------------------
           9/30/98         12,591           13,444           15,433
           --------------------------------------------------------
           3/31/99         14,308           15,296           18,253
           --------------------------------------------------------
           9/30/99         14,256           15,259           18,322
           --------------------------------------------------------
           3/31/00         13,640           14,617           19,410
           --------------------------------------------------------
           9/30/00         14,504           15,563           19,955
           --------------------------------------------------------
           3/31/01         15,296           16,433           19,462
           --------------------------------------------------------
           9/30/01         14,354           15,440           18,177
           --------------------------------------------------------
           3/31/02         16,618           17,898           20,315
           --------------------------------------------------------
           9/30/02         13,012           14,032           15,096
           --------------------------------------------------------
           3/31/03         12,156           13,125           15,685
           --------------------------------------------------------
           9/30/03         14,373           15,539           18,775
           --------------------------------------------------------
           3/31/04         16,460           17,816           22,088
           --------------------------------------------------------
           9/30/04         16,959           18,375           22,626
           --------------------------------------------------------
           3/31/05         18,725           20,312           24,996
           --------------------------------------------------------
           9/30/05         18,845           20,473           26,402
           --------------------------------------------------------
           3/31/06         19,673           21,400           28,323
           --------------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

MARKET REVIEW

Investor sentiment has taken a lot of detours during the last six months. Investors may have had their doubts about the economy and corporate profit growth during the abbreviated soft patch in the aftermath of Hurricanes Katrina and Rita. However, economic data along with continued robust company results finally gained credibility and began to dispel those doubts. Consequently, the overall market advance since mid-October 2005 can be viewed as more than a short-term phenomenon. Looking at the six month period, small-cap stocks in particular staged a powerful rally with the Russell 2000 Value Index returning 14.3%.

The stock market's energetic performance during the last six months was grounded very firmly in fundamentals, reflecting among other things, a strong first quarter 2006 rebound in GDP growth together with a steady stream of positive weekly and monthly economic reports. This connection was clearly indicated in the sector performance trends. The top performing sectors were all cyclically sensitive in nature, including strong returns from the Materials and Industrials groups. In contrast, the defensive sectors like Utilities, and Consumer Staples were at the bottom of the performance list.

--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Microcap Value Fund's total return during the six-month period ending March 31, 2006 was 14.3% (Class A shares, net of fees) essentially matching the performance of the Fund's benchmark, the Russell 2000 Value Index, which returned 14.3% for the same period. The Fund, which is managed using a proprietary quantitative model, holds up to 400 stocks during any period, which means that no individual holding represents a material portion of the Fund's assets. During the six-month period ended March 31, 2006, no individual Fund holding either significantly under-or out-performed the Fund's benchmark.
--------------------------------------------------------------------------------

OUTLOOK

We expect the U.S. economy to slow in 2006 from an expected GDP peak growth rate of 4% in the first quarter to a more sustainable growth rate of around 3%. Core inflation seems to be under control and slowdowns in consumer spending and the housing market should be offset by increased business spending amidst declining but still strong corporate earnings. The equity markets should gradually work higher, with neither boom nor bust, but the slowing of economic growth and corporate earnings may lead to volatility as investors question the strength of the underlying market. Unlike 2005, when the market was narrow and energy stocks dominated small cap performance, we anticipate investors will rediscover quality small and micro cap stocks in a wide variety of sectors. Returns should be more broad based and more dependent on company fundamentals.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Value Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

              [PIE CHART]               TOP FIVE INDUSTRIES
                                        Consumer Discretionary           25.0%
COMMON STOCKS                           Financials                       20.3%
98.1%                                   Industrials                      13.8%
U.S. GOVERNMENT AGNCY OBLIGATIONS       Utilities                         8.0%
1.9%                                    Energy                            3.7%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/06)
(% OF FUND'S NET ASSETS)

AMERCO                           1.84%  Isle of Capri Casinos, Inc.      0.96%
Dril-Quip, Inc.                  1.26%  AMCOL International Corp.        0.94%
Aviall, Inc.                     1.17%  Mobile Mini, Inc.                0.92%
RTI International Metals, Inc.   1.16%  Gibraltar Industries Inc.        0.90%
Credit Acceptance Corp.          1.11%  Old Dominion Freight             0.90%

*A listing of all portfolio holdings can be found beginning on page 69.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

           --------------------------------------------------------
                                                            RUSSELL
                                                              2000
                                                             VALUE
                            CLASS A         CLASS S          INDEX
           --------------------------------------------------------
           3/31/96           9,425           10,000          10,000
           --------------------------------------------------------
           9/30/96           9,724           10,327          10,564
           --------------------------------------------------------
           3/31/97          10,560           11,229          11,598
           --------------------------------------------------------
           9/30/97          13,904           14,803          15,069
           --------------------------------------------------------
           3/31/98          14,674           15,642          16,602
           --------------------------------------------------------
           9/30/98          12,544           13,388          13,141
           --------------------------------------------------------
           3/31/99          12,198           13,035          12,944
           --------------------------------------------------------
           9/30/99          13,533           14,480          13,907
           --------------------------------------------------------
           3/31/00          15,555           16,663          14,660
           --------------------------------------------------------
           9/30/00          16,599           17,804          16,043
           --------------------------------------------------------
           3/31/01          16,423           17,637          17,512
           --------------------------------------------------------
           9/30/01          16,900           18,171          16,943
           --------------------------------------------------------
           3/31/02          20,799           22,392          21,670
           --------------------------------------------------------
           9/30/02          16,447           17,729          16,695
           --------------------------------------------------------
           3/31/03          15,831           17,086          16,626
           --------------------------------------------------------
           9/30/03          22,007           23,782          21,981
           --------------------------------------------------------
           3/31/04          27,898           30,185          27,348
           --------------------------------------------------------
           9/30/04          27,616           29,931          27,621
           --------------------------------------------------------
           3/31/05          30,594           33,207          30,025
           --------------------------------------------------------
           9/30/05          33,035           35,883          32,524
           --------------------------------------------------------
           3/31/06          37,758           41,065          37,162
           --------------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities

--------------------------------------------------------------------------------

MARCH 31, 2006
(UNAUDITED)

                                          TAMARACK          TAMARACK          TAMARACK          TAMARACK
                                          LARGE CAP          MID CAP          SMALL CAP         ENTERPRISE
                                         GROWTH FUND       GROWTH FUND       GROWTH FUND           FUND
                                        -------------     -------------     -------------     -------------
ASSETS:
Investments, at market value (cost
  $125,206,205; $96,519,023;
  $9,148,167 and $276,861,235,
  respectively)                         $ 145,707,026     $ 124,974,289     $  12,332,854     $ 395,676,475
Investment of Cash Collateral
  for Securities on Loan, at
  market value (cost $13,635,787;
  $18,111,483; $- and
  $55,643,507, respectively)               13,635,787        18,111,483                --        55,643,507
                                        -------------     -------------     -------------     -------------
Total Investments                         159,342,813       143,085,772        12,332,854       451,319,982
Interest and dividends receivable             100,354            28,233             3,766           233,981
Cash                                               --                --                --            92,944
Receivable for capital shares issued           10,360           988,677               269           472,172
Receivable for investments sold                    --                --            22,993           454,954
Receivable from advisor                            --                --             5,553                --
Prepaid expenses                               28,437            26,195            22,461            48,974
                                        -------------     -------------     -------------     -------------
   Total Assets                           159,481,964       144,128,877        12,387,896       452,623,007
                                        -------------     -------------     -------------     -------------

LIABILITIES:
Payable for capital shares redeemed            85,095           103,845             1,770           249,368
Payable for investments purchased                  --                --            29,730           247,260
Payable upon return of securities on
  loan                                     13,635,787        18,111,483                --        55,643,507
Accrued expenses and other
  payables:
  Investment advisory fees                     62,085            58,873                --           247,434
  Administration fees                          12,441            10,369             1,011            32,509
  Distribution fees                             1,246            10,349             1,639             4,559
  Other                                       143,424            63,323            29,885           211,882
                                        -------------     -------------     -------------     -------------
   Total Liabilities                       13,940,078        18,358,242            64,035        56,636,519
                                        -------------     -------------     -------------     -------------
   Net Assets                           $ 145,541,886     $ 125,770,635     $  12,323,861     $ 395,986,488
                                        =============     =============     =============     =============

NET ASSETS CONSIST OF:
Capital                                 $ 160,863,973     $  92,243,179     $   8,628,637     $ 263,028,378
Undistributed net investment loss             (41,556)         (328,335)          (70,367)         (217,791)
Accumulated net realized gains
  (losses) from investment
  transactions                            (35,781,352)        5,400,525           580,904        14,360,661
Net unrealized appreciation
  (depreciation) on investments            20,500,821        28,455,266         3,184,687       118,815,240
                                        -------------     -------------     -------------     -------------
   Net Assets                           $ 145,541,886     $ 125,770,635     $  12,323,861     $ 395,986,488
                                        =============     =============     =============     =============

NET ASSETS:
Class A                                 $   5,710,052     $  48,549,162     $   7,483,313     $  16,603,718
Class I                                     1,640,418        74,951,053         4,415,893        33,438,350
Class C                                        26,312           430,535            50,676         1,551,704
Class R                                        10,329            11,201            37,919            54,452
Class S                                   138,154,775         1,828,684           336,060       344,338,264
                                        -------------     -------------     -------------     -------------
 Total                                  $ 145,541,886     $ 125,770,635     $  12,323,861     $ 395,986,488
                                        =============     =============     =============     =============

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------


                                        TAMARACK          TAMARACK           TAMARACK           TAMARACK
                                       LARGE CAP           MID CAP           SMALL CAP          ENTERPRISE
                                      GROWTH FUND        GROWTH FUND        GROWTH FUND            FUND
                                     --------------     --------------     --------------     --------------
SHARES OUTSTANDING:
Class A                                     507,058          3,572,581            653,411            634,836
Class I                                     144,123          5,362,168            373,754          1,270,896
Class C                                       2,371             32,155              4,519             60,311
Class R                                         922                829              3,339              2,094
Class S                                  12,136,626            130,677             28,474         13,089,781
                                     --------------     --------------     --------------     --------------
   Total                                 12,791,100          9,098,410          1,063,497         15,057,918
                                     ==============     ==============     ==============     ==============

NET ASSET VALUES:
Class A (a)                          $        11.26     $        13.59     $        11.45     $        26.15
                                     ==============     ==============     ==============     ==============
Class I                              $        11.38     $        13.98     $        11.81     $        26.31
                                     ==============     ==============     ==============     ==============
Class C (b)                          $        11.10     $        13.39     $        11.21     $        25.73
                                     ==============     ==============     ==============     ==============
Class R                              $        11.20     $        13.52     $        11.36     $        26.00
                                     ==============     ==============     ==============     ==============
Class S                              $        11.38     $        13.99     $        11.80     $        26.31
                                     ==============     ==============     ==============     ==============

MAXIMUM OFFERING PRICE PER SHARE:
Class A                              $        11.95     $        14.42     $        12.15     $        27.75
                                     ==============     ==============     ==============     ==============
Maximum Sales Charge - Class A                 5.75%              5.75%              5.75%              5.75%
                                     ==============     ==============     ==============     ==============

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

MARCH 31, 2006
(UNAUDITED)

                                                    TAMARACK                          TAMARACK
                                                   ENTERPRISE        TAMARACK         MICROCAP
                                                 SMALL CAP FUND     VALUE FUND       VALUE FUND
                                                 --------------    -------------    -------------
ASSETS:
Investments, at market value (cost
  $47,065,065; $219,011,146
  and $170,647,163, respectively)                $  74,781,449     $ 317,080,157    $ 260,933,082
Investment of Cash Collateral
  for Securities on Loan, at
  market value (cost $11,226,790; $21,145,029
  and $-, respectively)                             11,226,790        21,145,029               --
                                                 -------------     -------------    -------------
Total Investments                                   86,008,239       338,225,186      260,933,082
Interest and dividends receivable                       47,348           610,301          108,001
Cash                                                        --                --          205,925
Receivable for capital shares issued                    51,380            55,734          316,225
Receivable for investments sold                        277,688                --               --
Prepaid expenses                                        28,584            52,293           35,757
                                                 -------------     -------------    -------------
   Total Assets                                     86,413,239       338,943,514      261,598,990
                                                 -------------     -------------    -------------

LIABILITIES:
Payable for capital shares redeemed                     34,615         4,410,249           72,066
Payable for investments purchased                       22,930                --               --
Payable upon return of securities on loan           11,226,790        21,145,029               --
Accrued expenses and other payables:
  Investment advisory fees                              46,042           183,929          160,512
  Administration fees                                    6,250            28,347           21,374
  Distribution fees                                      1,087               255            4,388
  Other                                                 47,500           218,447           31,217
                                                 -------------     -------------    -------------
   Total Liabilities                                11,385,214        25,986,256          289,557
                                                 -------------     -------------    -------------
   Net Assets                                    $  75,028,025     $ 312,957,258    $ 261,309,433
                                                 =============     =============    =============

NET ASSETS CONSIST OF:
Capital                                          $  43,725,897     $ 197,609,938    $ 169,373,561
Undistributed net investment
  income (loss)                                       (149,713)        2,180,998         (804,474)
Accumulated net realized gains
  from investments                                   3,735,457        15,097,311        2,454,427
Net unrealized appreciation on
  investments                                       27,716,384        98,069,011       90,285,919
                                                 -------------     -------------    -------------
   Net Assets                                    $  75,028,025     $ 312,957,258    $ 261,309,433
                                                 =============     =============    =============

NET ASSETS:
Class A                                          $   3,279,390     $   1,028,401    $  18,508,667
Class C                                                505,437            22,596        1,129,262
Class R                                                 15,827             3,846           91,757
Class S                                             71,227,371       311,902,415      241,579,747
                                                 -------------     -------------    -------------
 Total                                           $  75,028,025     $ 312,957,258    $ 261,309,433
                                                 =============     =============    =============

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------


                                        TAMARACK                              TAMARACK
                                       ENTERPRISE          TAMARACK           MICROCAP
                                     SMALL CAP FUND       VALUE FUND         VALUE FUND
                                     --------------     --------------     --------------
SHARES OUTSTANDING:
Class A                                     100,331             25,768            822,868
Class C                                      15,734                571             50,786
Class R                                         487                 96              4,086
Class S                                   2,167,901          7,800,474         10,706,232
                                     --------------     --------------     --------------
   Total                                  2,284,453          7,826,909         11,583,972
                                     ==============     ==============     ==============

NET ASSET VALUES:
Class A (a)                          $        32.69     $        39.91     $        22.49
                                     ==============     ==============     ==============
Class C (b)                          $        32.12     $        39.60     $        22.24
                                     ==============     ==============     ==============
Class R                              $        32.47     $        39.91     $        22.46
                                     ==============     ==============     ==============
Class S                              $        32.86     $        39.99     $        22.56
                                     ==============     ==============     ==============

MAXIMUM OFFERING PRICE PER SHARE:
Class A                              $        34.68     $        42.34     $        23.86
                                     ==============     ==============     ==============
Maximum Sales Charge - Class A                 5.75%              5.75%              5.75%
                                     ==============     ==============     ==============

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations
--------------------------------------------------------------------------------

FOR THE
SIX MONTHS ENDED
MARCH 31, 2006
(UNAUDITED)

                                         TAMARACK         TAMARACK         TAMARACK         TAMARACK
                                         LARGE CAP         MID CAP         SMALL CAP       ENTERPRISE
                                        GROWTH FUND      GROWTH FUND      GROWTH FUND         FUND
                                       ------------     ------------     ------------     ------------
INVESTMENT INCOME:
  Interest income                      $        560     $      1,494     $         72     $     97,052
  Dividend income                           711,627          351,254           22,828        1,662,827
  Securities lending income (a)               8,385           12,706               --           35,029
                                       ------------     ------------     ------------     ------------
   Total Investment Income                  720,572          365,454           22,900        1,794,908
                                       ------------     ------------     ------------     ------------

EXPENSES:
  Investment advisory fees                  528,074          403,902           40,993        1,732,563
  Administration fees                        75,438           57,700            5,856          184,195
  Distribution fees - Class A                15,179          114,122           17,262           36,169
  Distribution fees - Class C                   129            1,990              267            5,151
  Distribution fees - Class R                    27               34               95              140
  Accounting fees                            54,437           42,143            6,472          130,930
  Custodian fees                              2,099              964            2,542            5,083
  Insurance fees                              8,721            5,887            1,481           20,128
  Legal and Audit fees                       17,871           16,984           10,609           26,667
  Registration and filing fees               27,199           26,228           26,204           28,110
  Shareholder reports                        25,204           10,050            3,796           32,800
  Transfer agent fees                       166,240          130,430           39,652          198,605
  Trustees' fees                             12,865           12,865           12,865           12,865
  Other fees                                  4,233            3,516            2,170            6,959
                                       ------------     ------------     ------------     ------------

  Total expenses before fee
   reductions                               937,716          826,815          170,264        2,420,365
  Expenses reduced by:
   Advisor                                 (167,989)         (75,965)         (68,900)        (389,581)
   Distributor                               (7,590)         (57,061)          (8,097)         (18,085)
                                       ------------     ------------     ------------     ------------
   Net Expenses                             762,137          693,789           93,267        2,012,699
                                       ------------     ------------     ------------     ------------

NET INVESTMENT LOSS                         (41,565)        (328,335)         (70,367)        (217,791)
                                       ------------     ------------     ------------     ------------

REALIZED/UNREALIZED GAINS FROM
  INVESTMENTS:
Net realized gains from investment
  transactions                            5,541,329        5,883,086          769,172       17,517,721
Net change in unrealized
  appreciation (depreciation) on
  investments                             3,281,559       13,612,714          936,654       26,328,896
                                       ------------     ------------     ------------     ------------
Net realized/unrealized gains from
  investments                             8,822,888       19,495,800        1,705,826       43,846,617
                                       ------------     ------------     ------------     ------------
Change in net assets resulting from
  operations                           $  8,781,323     $ 19,167,465     $  1,635,459     $ 43,628,826
                                       ============     ============     ============     ============

(a) For more information on Securities Lending please see Footnote 2 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)

--------------------------------------------------------------------------------

FOR THE
SIX MONTHS ENDED
MARCH 31, 2006
(UNAUDITED)

                                            TAMARACK                          TAMARACK
                                           ENTERPRISE        TAMARACK         MICROCAP
                                         SMALL CAP FUND     VALUE FUND       VALUE FUND
                                         --------------    ------------     ------------
INVESTMENT INCOME:
  Interest income                         $      1,720     $      1,008     $     70,089
  Dividend income                              306,762        4,181,715        1,402,941
  Securities lending income (a)                  8,190           31,644               --
                                          ------------     ------------     ------------
   Total Investment Income                     316,672        4,214,367        1,473,030
                                          ------------     ------------     ------------

EXPENSES:
  Investment advisory fees                     393,205        1,503,000        1,096,326
  Administration fees                           35,379          176,822          121,813
  Distribution fees - Class A                    7,357            4,855           32,171
  Distribution fees - Class C                    2,739              127            3,411
  Distribution fees - Class R                       41                9              271
  Accounting fees                               27,094          125,183           92,400
  Custodian fees                                 3,119            3,605            3,388
  Insurance fees                                 4,687           21,717           12,977
  Legal and Audit fees                          12,875           26,206           18,843
  Registration and filing fees                  20,238           23,285           21,072
  Shareholder reports                            8,543           42,610           13,436
  Transfer agent fees                           64,484          246,698           77,129
  Trustees' fees                                12,865           12,865           12,865
  Other fees                                     2,995            7,037            5,186
                                          ------------     ------------     ------------
  Total expenses before fee reductions         595,621        2,194,019        1,511,288
  Expenses reduced by:
   Advisor                                    (125,557)        (308,766)        (132,702)
   Distributor                                  (3,679)          (2,428)         (16,085)
                                          ------------     ------------     ------------
   Net Expenses                                466,385        1,882,825        1,362,501
                                          ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS)                  (149,713)       2,331,542          110,529
                                          ------------     ------------     ------------

REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS:
Net realized gains from
  investment transactions                    4,441,075       21,791,548        6,039,571
Net change in unrealized
  appreciation (depreciation) on
  investments                                7,257,136       (8,184,452)      27,256,644
                                          ------------     ------------     ------------
Net realized/unrealized gains from
  investments                               11,698,211       13,607,096       33,296,215
                                          ------------     ------------     ------------
Change in net assets resulting from
  operations                              $ 11,548,498     $ 15,938,638     $ 33,406,744
                                          ============     ============     ============

(a) For more information on Securities Lending please see Footnote 2 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK LARGE CAP GROWTH FUND

                                                              FOR THE              FOR THE
                                                          SIX MONTHS ENDED         YEAR ENDED
                                                           MARCH 31, 2006      SEPTEMBER 30, 2005
                                                         ------------------   -------------------
                                                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                             $     (41,565)        $     420,903
  Net realized gains from investment transactions              5,541,329             9,890,744
  Net change in unrealized appreciation (depreciation)
   on investments                                              3,281,559             4,068,284
                                                           -------------         -------------
Change in net assets from operations                           8,781,323            14,379,931
                                                           -------------         -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                          --                    --
  From net realized gains from investment
   transactions                                                       --                    --

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                        (928)              (28,865)
  From net realized gains from investment
   transactions                                                       --                    --

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                          --                    --
  From net realized gains from investment
   transactions                                                       --                    --

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                          --                   (42)
  From net realized gains from investment
   transactions                                                       --                    --

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                     (62,129)             (328,930)
  From net realized gains from investment
   transactions                                                       --                    --
                                                           -------------         -------------
Change in net assets from shareholder distributions              (63,057)             (357,837)
                                                           -------------         -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                  1,063,938             7,534,200
  Dividends reinvested                                            56,446               313,496
  Cost of shares redeemed                                    (19,901,207)          (65,259,273)
                                                           -------------         -------------
Change in net assets from capital transactions               (18,780,823)          (57,411,577)
                                                           -------------         -------------
Net decrease in net assets                                   (10,062,557)          (43,389,483)

NET ASSETS:
  Beginning of period                                        155,604,443           198,993,926
                                                           -------------         -------------
  End of period                                            $ 145,541,886         $ 155,604,443
                                                           =============         =============
  Undistributed net investment income (loss)               $     (41,556)        $      63,066
                                                           =============         =============

SHARE TRANSACTIONS:
  Issued                                                          95,936               713,468
  Reinvested                                                       4,982                29,246
  Redeemed                                                    (1,787,758)           (6,226,950)
                                                           -------------         -------------
Change in shares from capital transactions                    (1,686,840)           (5,484,236)
                                                           =============         =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)
--------------------------------------------------------------------------------

TAMARACK MID CAP GROWTH FUND

                                                              FOR THE              FOR THE
                                                          SIX MONTHS ENDED        YEAR ENDED
                                                           MARCH 31, 2006     SEPTEMBER 30, 2005
                                                          ----------------    ------------------
                                                            (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment loss                                      $    (328,335)        $    (785,103)
  Net realized gains from investment transactions              5,883,086             4,851,209
  Net change in unrealized appreciation (depreciation)
   on investments                                             13,612,714            12,514,711
                                                           -------------         -------------
Change in net assets from operations                          19,167,465            16,580,817
                                                           -------------         -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                          --                    --
  From net realized gains from investment
   transactions                                                 (855,699)           (9,226,758)

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                          --                    --
  From net realized gains from investment
   transactions                                               (1,192,053)           (5,318,196)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                          --                    --
  From net realized gains from investment
   transactions                                                   (7,302)               (1,745)

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                          --                    --
  From net realized gains from investment
   transactions                                                     (186)              (10,043)

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                          --                    --
  From net realized gains from investment
   transactions                                                  (28,062)              (32,824)
                                                           -------------         -------------
Change in net assets from shareholder distributions           (2,083,302)          (14,589,566)
                                                           -------------         -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 11,273,167            74,209,628
  Dividends reinvested                                         2,033,563            13,891,641
  Cost of shares redeemed                                    (14,548,335)          (98,231,552)
                                                           -------------         -------------
Change in net assets from capital transactions                (1,241,605)          (10,130,283)
                                                           -------------         -------------
Net increase (decrease) in net assets                         15,842,558            (8,139,032)

NET ASSETS:
  Beginning of period                                        109,928,077           118,067,109
                                                           -------------         -------------
  End of period                                            $ 125,770,635         $ 109,928,077
                                                           =============         =============
  Undistributed net investment loss                        $    (328,335)        $          --
                                                           =============         =============

SHARE TRANSACTIONS:
  Issued                                                         866,076             6,135,280
  Reinvested                                                     158,873             1,240,365
  Redeemed                                                    (1,169,496)           (8,254,491)
                                                           -------------         -------------
Change in shares from capital transactions                      (144,547)             (878,846)
                                                           =============         =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK SMALL CAP GROWTH FUND

                                                              FOR THE                FOR THE
                                                         SIX MONTHS ENDED           YEAR ENDED
                                                          MARCH 31, 2006        SEPTEMBER 30, 2005
                                                         ----------------       ------------------
                                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment loss                                      $    (70,367)           $   (178,410)
  Net realized gains from investment transactions               769,172               3,703,428
  Net change in unrealized appreciation (depreciation)
   on investments                                               936,654              (1,413,499)
                                                           ------------            ------------
Change in net assets from operations                          1,635,459               2,111,519
                                                           ------------            ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                         --                      --
  From net realized gains from investment
   transactions                                              (1,942,958)             (1,256,803)

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                         --                      --
  From net realized gains from investment
   transactions                                                (922,615)               (925,783)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                         --                      --
  From net realized gains from investment
   transactions                                                 (14,324)                (32,395)

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                         --                      --
  From net realized gains from investment
   transactions                                                  (8,748)                 (3,485)

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                         --                      --
  From net realized gains from investment
   transactions                                                 (58,989)                 (8,473)
                                                           ------------            ------------
Change in net assets from shareholder distributions          (2,947,634)             (2,226,939)
                                                           ------------            ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 1,557,196               3,442,173
  Dividends reinvested                                        2,776,551               2,009,230
  Cost of shares redeemed                                    (2,817,398)            (11,564,249)
                                                           ------------            ------------
Change in net assets from capital transactions                1,516,349              (6,112,846)
                                                           ------------            ------------
Net increase (decrease) in net assets                           204,174              (6,228,266)

NET ASSETS:
  Beginning of period                                        12,119,687              18,347,953
                                                           ------------            ------------
  End of period                                            $ 12,323,861            $ 12,119,687
                                                           ============            ============
  Undistributed net investment loss                        $    (70,367)           $         --
                                                           ============            ============

SHARE TRANSACTIONS:
  Issued                                                        137,478                 259,097
  Reinvested                                                    266,407                 153,486
  Redeemed                                                     (230,229)               (842,127)
                                                           ------------            ------------
Change in shares from capital transactions                      173,656                (429,544)
                                                           ============            ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE FUND

                                                                FOR THE              FOR THE
                                                           SIX MONTHS ENDED         YEAR ENDED
                                                            MARCH 31, 2006      SEPTEMBER 30, 2005
                                                           ----------------     ------------------
                                                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment loss                                        $    (217,791)       $    (325,837)
  Net realized gains from investment transactions               17,517,721           40,499,861
  Net change in unrealized appreciation (depreciation)
   on investments                                               26,328,896           13,660,780
                                                             -------------        -------------
Change in net assets from operations                            43,628,826           53,834,804
                                                             -------------        -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                            --                   --
  From net realized gains from investment
   transactions                                                 (1,714,562)            (208,822)

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                            --                   --
  From net realized gains from investment
   transactions                                                 (3,431,576)          (1,038,199)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                            --                   --
  From net realized gains from investment
   transactions                                                   (106,524)              (6,851)

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                            --                   --
  From net realized gains from investment
   transactions                                                     (6,999)                (256)

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                            --                   --
  From net realized gains from investment
   transactions                                                (37,704,987)         (13,287,687)
                                                             -------------        -------------
Change in net assets from shareholder distributions            (42,964,648)         (14,541,815)
                                                             -------------        -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                   24,139,902           32,012,787
  Dividends reinvested                                          38,814,292           13,257,456
  Cost of shares redeemed                                      (38,541,957)         (89,251,428)
                                                             -------------        -------------
Change in net assets from capital transactions                  24,412,237          (43,981,185)
                                                             -------------        -------------
Net increase (decrease) in net assets                           25,076,415           (4,688,196)

NET ASSETS:
  Beginning of period                                          370,910,073          375,598,269
                                                             -------------        -------------
  End of period                                              $ 395,986,488        $ 370,910,073
                                                             =============        =============
  Undistributed net investment loss                          $    (217,791)       $          --
                                                             =============        =============
SHARE TRANSACTIONS:
  Issued                                                           958,837            1,293,578
  Reinvested                                                     1,675,630              529,664
  Redeemed                                                      (1,541,616)          (3,608,846)
                                                             -------------        -------------
Change in shares from capital transactions                       1,092,851           (1,785,604)
                                                             =============        =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE SMALL CAP FUND

                                                                FOR THE              FOR THE
                                                           SIX MONTHS ENDED         YEAR ENDED
                                                            MARCH 31, 2006      SEPTEMBER 30, 2005
                                                           ----------------     ------------------
                                                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment loss                                        $   (149,713)          $   (409,112)
  Net realized gains from investment transactions               4,441,075             10,480,520
  Net change in unrealized appreciation (depreciation)
   on investments                                               7,257,136             (3,562,811)
                                                             ------------           ------------
Change in net assets from operations                           11,548,498              6,508,597
                                                             ------------           ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                           --                     --
  From net realized gains from investment
   transactions                                                  (446,947)              (194,897)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                           --                     --
  From net realized gains from investment
   transactions                                                   (95,246)               (14,189)

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                           --                     --
  From net realized gains from investment
   transactions                                                    (2,727)                  (954)

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                           --                     --
  From net realized gains from investment
   transactions                                               (10,203,875)            (5,513,501)
                                                             ------------           ------------
Change in net assets from shareholder distributions           (10,748,795)            (5,723,541)
                                                             ------------           ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                   1,972,645              5,310,425
  Dividends reinvested                                         10,265,969              5,442,642
  Cost of shares redeemed                                      (9,365,823)           (16,317,105)
                                                             ------------           ------------
Change in net assets from capital transactions                  2,872,791             (5,564,038)
                                                             ------------           ------------
Net increase (decrease) in net assets                           3,672,494             (4,778,982)

NET ASSETS:
  Beginning of period                                          71,355,531             76,134,513
                                                             ------------           ------------
  End of period                                              $ 75,028,025           $ 71,355,531
                                                             ============           ============
  Undistributed net investment loss                          $   (149,713)          $         --
                                                             ============           ============

SHARE TRANSACTIONS:
  Issued                                                           63,150                161,158
  Reinvested                                                      365,085                162,672
  Redeemed                                                       (302,316)              (499,637)
                                                             ------------           ------------
Change in shares from capital transactions                        125,919               (175,807)
                                                             ============           ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK VALUE FUND


                                                                  FOR THE               FOR THE
                                                              SIX MONTHS ENDED         YEAR ENDED
                                                               MARCH 31, 2006      SEPTEMBER 30, 2005
                                                              ----------------     ------------------
                                                                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                        $   2,331,542          $   5,897,185
  Net realized gains from investment transactions                 21,791,548             64,773,465
  Net change in unrealized appreciation (depreciation)
   on investments                                                 (8,184,452)           (28,299,097)
                                                               -------------          -------------
Change in net assets from operations                              15,938,638             42,371,553
                                                               -------------          -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                         (25,171)                (7,769)
  From net realized gains from investment
   transactions                                                     (346,127)               (73,980)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                            (127)                  (141)
  From net realized gains from investment
   transactions                                                       (4,337)                (1,686)

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                             (31)                   (22)
  From net realized gains from investment
   transactions                                                         (571)                  (289)

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                      (4,711,754)            (3,745,160)
  From net realized gains from investment
   transactions                                                  (54,587,535)           (31,919,232)
                                                               -------------          -------------
Change in net assets from shareholder distributions              (59,675,653)           (35,748,279)
                                                               -------------          -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                      8,145,209             16,341,869
  Dividends reinvested                                            57,708,479             34,504,754
  Cost of shares redeemed                                        (78,277,004)           (68,101,029)
                                                               -------------          -------------
Change in net assets from capital transactions                   (12,423,316)           (17,254,406)
                                                               -------------          -------------
Net decrease in net assets                                       (56,160,331)           (10,631,132)

NET ASSETS:
  Beginning of period                                            369,117,589            379,748,721
                                                               -------------          -------------
  End of period                                                $ 312,957,258          $ 369,117,589
                                                               =============          =============
  Undistributed net investment income                          $   2,180,998          $   4,586,539
                                                               =============          =============

SHARE TRANSACTIONS:
  Issued                                                             198,474                357,641
  Reinvested                                                       1,481,233                763,547
  Redeemed                                                        (1,916,526)            (1,487,507)
                                                               -------------          -------------
Change in shares from capital transactions                          (236,819)              (366,319)
                                                               =============          =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK MICROCAP VALUE FUND

                                                                 FOR THE                 FOR THE
                                                             SIX MONTHS ENDED           YEAR ENDED
                                                              MARCH 31, 2006        SEPTEMBER 30, 2005
                                                             ----------------       ------------------
                                                               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                        $     110,529          $     520,830
  Net realized gains from investment transactions                  6,039,571             21,614,084
  Net change in unrealized appreciation (depreciation)
   on investments                                                 27,256,644             20,104,548
                                                               -------------          -------------
Change in net assets from operations                              33,406,744             42,239,462
                                                               -------------          -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                         (22,835)               (27,578)
  From net realized gains from investment
   transactions                                                     (998,432)              (150,110)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                              --                 (1,245)
  From net realized gains from investment
   transactions                                                      (48,522)                (9,558)

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                              --                   (566)
  From net realized gains from investment
   transactions                                                       (8,965)                (4,090)

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                        (815,624)            (1,789,975)
  From net realized gains from investment
   transactions                                                  (19,223,939)            (8,941,477)
                                                               -------------          -------------
Change in net assets from shareholder distributions              (21,118,317)           (10,924,599)
                                                               -------------          -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                     20,640,555             32,381,048
  Dividends reinvested                                            19,966,985             10,491,788
  Cost of shares redeemed                                        (35,475,467)           (50,952,792)
                                                               -------------          -------------
Change in net assets from capital transactions                     5,132,073             (8,079,956)
                                                               -------------          -------------
Net increase in net assets                                        17,420,500             23,234,907

NET ASSETS:
  Beginning of period                                            243,888,933            220,654,026
                                                               -------------          -------------
  End of period                                                $ 261,309,433          $ 243,888,933
                                                               =============          =============
  Undistributed net investment loss                            $    (804,474)         ($     76,544)
                                                               =============          =============

SHARE TRANSACTIONS:
  Issued                                                             969,481              1,589,626
  Reinvested                                                         993,498                519,674
  Redeemed                                                        (1,676,754)            (2,512,164)
                                                               -------------          -------------
Change in shares from capital transactions                           286,225               (402,864)
                                                               =============          =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Large Cap Growth Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                    INVESTMENT ACTIVITIES
                                                            --------------------------------------
                                                                         NET REALIZED
                                                                              AND
                                               NET ASSET       NET        UNREALIZED
                                                 VALUE,     INVESTMENT       GAINS      TOTAL FROM
                                               BEGINNING      INCOME      (LOSSES) ON   INVESTMENT
                                               OF PERIOD      (LOSS)      INVESTMENTS   ACTIVITIES
                                               ---------    ----------   -------------  ----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)     $ 10.65        (0.01)        0.62          0.61
Year Ended September 30, 2005                      9.88         0.01         0.76          0.77
Period Ended September 30, 2004 (e)               10.02        (0.01)       (0.13)        (0.14)
Year Ended April 30, 2004                          8.33        (0.07)        1.76          1.69
Year Ended April 30, 2003                          9.87           --        (1.53)        (1.53)
Year Ended April 30, 2002                         12.02        (0.02)       (2.13)        (2.15)
Year Ended April 30, 2001                         15.56        (0.04)       (2.55)        (2.59)
CLASS I
Six Months Ended March 31, 2006 (Unaudited)     $ 10.75        (0.01)        0.64          0.63
Year Ended September 30, 2005                      9.97         0.05         0.75          0.80
Period Ended September 30, 2004 (e)               10.11           (a)       (0.14)        (0.14)
Year Ended April 30, 2004                          8.38        (0.07)        1.80          1.73
Year Ended April 30, 2003                          9.92         0.03        (1.55)        (1.52)
Year Ended April 30, 2002                         12.07         0.02        (2.15)        (2.13)
Year Ended April 30, 2001                         15.57           (a)       (2.55)        (2.55)
CLASS C
Six Months Ended March 31, 2006 (Unaudited)     $ 10.53        (0.05)        0.62          0.57
Year Ended September 30, 2005                      9.85        (0.02)        0.70          0.68
Period Ended September 30, 2004 (e)               10.02        (0.04)       (0.13)        (0.17)
Period Ended April 30, 2004 (f)                   10.28           --        (0.26)        (0.26)
CLASS R
Six Months Ended March 31, 2006 (Unaudited)     $ 10.60        (0.03)        0.63          0.60
Year Ended September 30, 2005                      9.87        (0.15)        0.89          0.74
Period Ended September 30, 2004 (e)               10.02           --        (0.15)        (0.15)
Period Ended April 30, 2004 (f)                   10.28           --        (0.26)        (0.26)
CLASS S
Six Months Ended March 31, 2006 (Unaudited)     $ 10.75           (a)        0.63          0.63
Year Ended September 30, 2005                      9.97         0.02         0.78          0.80
Period Ended September 30, 2004 (e)               10.11           --        (0.14)        (0.14)
Period Ended April 30, 2004 (f)                   10.37           --        (0.26)        (0.26)

                                                                  DISTRIBUTIONS
                                              -----------------------------------------------------
                                                                                                     NET ASSET
                                                   NET                       NET                       VALUE,
                                                INVESTMENT     RETURN     REALIZED       TOTAL         END OF          TOTAL
                                                  INCOME     OF CAPITAL     GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                                ----------   ----------   --------   -------------   ---------      -----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)         --            --         --            --         $ 11.26         5.73%(b)
Year Ended September 30, 2005                       --            --         --            --           10.65         7.79%
Period Ended September 30, 2004 (e)                 --            --         --            --            9.88        (1.40%)(b)
Year Ended April 30, 2004                           --            --         --            --           10.02        20.29%
Year Ended April 30, 2003                        (0.01)           --         --         (0.01)           8.33       (15.53%)
Year Ended April 30, 2002                           (a)           (a)        --            --            9.87       (17.87%)
Year Ended April 30, 2001                           --            --      (0.95)        (0.95)          12.02       (17.24%)
CLASS I
Six Months Ended March 31, 2006 (Unaudited)         (a)           --         --            --         $ 11.38         5.91%(b)
Year Ended September 30, 2005                    (0.02)           --         --         (0.02)          10.75         8.04%
Period Ended September 30, 2004 (e)                 --            --         --            --            9.97        (1.38%)(b)
Year Ended April 30, 2004                           --            --         --            --           10.11        20.64%
Year Ended April 30, 2003                        (0.02)           --         --         (0.02)           8.38       (15.34%)
Year Ended April 30, 2002                        (0.01)        (0.01)        --         (0.02)           9.92       (17.71%)
Year Ended April 30, 2001                           (a)           --      (0.95)        (0.95)          12.07       (16.96%)
CLASS C
Six Months Ended March 31, 2006 (Unaudited)         --            --         --            --         $ 11.10         5.41%(b)
Year Ended September 30, 2005                       --            --         --            --           10.53         6.90%
Period Ended September 30, 2004 (e)                 --            --         --            --            9.85        (1.70%)(b)
Period Ended April 30, 2004 (f)                     --            --         --            --           10.02        (2.53%)(b)
CLASS R
Six Months Ended March 31, 2006 (Unaudited)         --            --         --            --         $ 11.20         5.66%(b)
Year Ended September 30, 2005                    (0.01)           --         --         (0.01)          10.60         7.46%
Period Ended September 30, 2004 (e)                 --            --         --            --            9.87        (1.50%)(b)
Period Ended April 30, 2004 (f)                     --            --         --            --           10.02        (2.53%)(b)
CLASS S
Six Months Ended March 31, 2006 (Unaudited)         (a)           --         --            --         $ 11.38         5.91%(b)
Year Ended September 30, 2005                    (0.02)           --         --         (0.02)          10.75         8.04%
Period Ended September 30, 2004 (e)                 --            --         --            --            9.97        (1.38%)(b)
Period Ended April 30, 2004 (f)                     --            --         --            --           10.11        (2.51%)(b)



                                                                        RATIOS/SUPPLEMENTAL DATA
                                               ---------------------------------------------------------------------------
                                                                               RATIO OF NET
                                                                                INVESTMENT
                                               NET ASSETS,      RATIO OF          INCOME          RATIO OF
                                                  END OF      EXPENSES TO        (LOSS) TO      EXPENSES TO
                                                  PERIOD        AVERAGE           AVERAGE          AVERAGE      PORTFOLIO
                                                 (000'S)       NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                               -----------    -----------      -------------    ------------   -----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)     $   5,710       1.25%(c)          (0.29%)(c)       1.72%(c)        15%
Year Ended September 30, 2005                       6,280       1.15%              0.06%           1.74%           28%
Period Ended September 30, 2004 (e)                10,614       1.10%(c)          (0.27%)(c)       1.63%(c)        16%
Year Ended April 30, 2004                          10,864       1.54%             (0.85%)          1.79%          264%
Year Ended April 30, 2003                           7,686       1.46%             (0.07%)          1.71%           90%
Year Ended April 30, 2002                           9,906       1.34%             (0.14%)          1.59%           33%
Year Ended April 30, 2001                          14,126       1.25%             (0.28%)          1.50%           31%
CLASS I
Six Months Ended March 31, 2006 (Unaudited)     $   1,640       1.00%(c)          (0.12%)(c)       1.22%(c)        15%
Year Ended September 30, 2005                       3,636       0.89%              0.35%           1.22%           28%
Period Ended September 30, 2004 (e)                19,556       0.85%(c)          (0.03%)(c)       1.11%(c)        16%
Year Ended April 30, 2004                          28,454       1.29%             (0.60%)          1.29%          264%
Year Ended April 30, 2003                          35,379       1.21%              0.20%                (d)        90%
Year Ended April 30, 2002                          64,516       1.09%              0.11%                (d)        33%
Year Ended April 30, 2001                         149,839       1.00%             (0.03%)               (d)        31%
CLASS C
Six Months Ended March 31, 2006 (Unaudited)     $      26       2.00%(c)          (1.04%)(c)       2.23%(c)        15%
Year Ended September 30, 2005                          25       1.93%             (0.88%)          2.26%           28%
Period Ended September 30, 2004 (e)                     3       1.81%(c)          (0.98%)(c)       2.13%(c)        16%
Period Ended April 30, 2004 (f)                         3       1.88%(c)          (1.15%)(c)            (d)       264%
CLASS R
Six Months Ended March 31, 2006 (Unaudited)     $      10       1.50%(c)          (0.57%)(c)       1.70%(c)        15%
Year Ended September 30, 2005                          15       1.41%             (0.27%)          1.75%           28%
Period Ended September 30, 2004 (e)                    65       1.34%(c)           0.12%(c)        2.00%(c)        16%
Period Ended April 30, 2004 (f)                         3       1.32%(c)          (0.63%)(c)            (d)       264%
CLASS S
Six Months Ended March 31, 2006 (Unaudited)     $ 138,155       1.00%(c)          (0.04%)(c)       1.22%(c)        15%
Year Ended September 30, 2005                     145,649       0.91%              0.24%           1.25%           28%
Period Ended September 30, 2004 (e)               168,756       0.85%(c)          (0.02%)(c)       1.13%(c)        16%
Period Ended April 30, 2004 (f)                   190,737       0.85%(c)          (0.27%)(c)            (d)       264%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Less than $0.01 per share.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no waivers or reimbursements during the period.
(e)  For the period from May 1, 2004 to September 30, 2004.
(f) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Mid Cap Growth Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   INVESTMENT ACTIVITIES
                                                           --------------------------------------
                                                                        NET REALIZED
                                                                             AND
                                               NET ASSET       NET       UNREALIZED
                                                 VALUE,    INVESTMENT       GAINS      TOTAL FROM
                                               BEGINNING     INCOME      (LOSSES) ON   INVESTMENT
                                               OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES
                                               ---------   ----------   ------------   ----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)     $ 11.71        (0.05)        2.16          2.11
Year Ended September 30, 2005                     11.57        (0.14)        1.86          1.72
Period Ended September 30, 2004 (d)               12.17        (0.04)       (0.56)        (0.60)
Year Ended April 30, 2004                          9.46        (0.08)        2.79          2.71
Year Ended April 30, 2003                         11.73        (0.03)       (2.15)        (2.18)
Year Ended April 30, 2002                         11.99        (0.01)        0.67          0.66
Year Ended April 30, 2001                         14.02         0.01         0.98          0.99
CLASS I
Six Months Ended March 31, 2006 (Unaudited)     $ 12.03        (0.03)        2.21          2.18
Year Ended September 30, 2005                     11.81        (0.04)        1.84          1.80
Period Ended September 30, 2004 (d)               12.41        (0.04)       (0.56)        (0.60)
Year Ended April 30, 2004                          9.62        (0.08)        2.87          2.79
Year Ended April 30, 2003                         11.91        (0.01)       (2.19)        (2.20)
Year Ended April 30, 2002                         12.13         0.01         0.69          0.70
Year Ended April 30, 2001                         14.14         0.04         0.99          1.03
CLASS C
Six Months Ended March 31, 2006 (Unaudited)     $ 11.59        (0.09)        2.12          2.03
Year Ended September 30, 2005                     11.53        (0.11)        1.75          1.64
Period Ended September 30, 2004 (d)               12.16        (0.05)       (0.58)        (0.63)
Period Ended April 30, 2004 (e)                   12.51           --        (0.35)        (0.35)
CLASS R
Six Months Ended March 31, 2006 (Unaudited)     $ 11.67        (0.08)        2.16          2.08
Year Ended September 30, 2005                     11.55        (0.30)        2.00          1.70
Period Ended September 30, 2004 (d)               12.17        (0.01)       (0.61)        (0.62)
Period Ended April 30, 2004 (e)                   12.51           --        (0.34)        (0.34)
CLASS S
Six Months Ended March 31, 2006 (Unaudited)     $ 12.03        (0.03)        2.22          2.19
Year Ended September 30, 2005                     11.81        (0.02)        1.82          1.80
Period Ended September 30, 2004 (d)               12.41        (0.01)       (0.59)        (0.60)
Period Ended April 30, 2004 (e)                   12.76           --        (0.35)        (0.35)

                                                                                                                     RATIOS/SUPPLE
                                                                                                                        MENTAL
                                                           DISTRIBUTIONS                                                 DATA
                                               -------------------------------------                                 -------------
                                                                                       NET ASSET                      NET ASSETS,
                                                   NET         NET                       VALUE,                          END OF
                                               INVESTMENT   REALIZED       TOTAL         END OF          TOTAL           PERIOD
                                                 INCOME       GAINS    DISTRIBUTIONS     PERIOD         RETURN*         (000'S)
                                               ----------   --------   -------------   ---------      -----------    -------------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)         --         (0.23)     (0.23)        $ 13.59         18.17%(a)      $ 48,549
Year Ended September 30, 2005                       --         (1.58)     (1.58)          11.71         15.62%           45,359
Period Ended September 30, 2004 (d)                 --            --         --           11.57         (4.93%)(a)       69,979
Year Ended April 30, 2004                           --            --         --           12.17         28.65%           74,150
Year Ended April 30, 2003                           --         (0.09)     (0.09)           9.46        (18.58%)          48,806
Year Ended April 30, 2002                        (0.01)        (0.91)     (0.92)          11.73          5.99%           55,143
Year Ended April 30, 2001                        (0.01)        (3.01)     (3.02)          11.99          5.92%           28,312
CLASS I
Six Months Ended March 31, 2006 (Unaudited)         --         (0.23)     (0.23)        $ 13.98         18.27%(a)      $ 74,951
Year Ended September 30, 2005                       --         (1.58)     (1.58)          12.03         16.02%           62,652
Period Ended September 30, 2004 (d)                 --            --         --           11.81         (4.83%)(a)       47,778
Year Ended April 30, 2004                           --            --         --           12.41         29.00%           66,039
Year Ended April 30, 2003                           --         (0.09)     (0.09)           9.62        (18.46%)          94,472
Year Ended April 30, 2002                        (0.01)        (0.91)     (0.92)          11.91          6.34%          115,032
Year Ended April 30, 2001                        (0.03)        (3.01)     (3.04)          12.13          6.17%          120,842
CLASS C
Six Months Ended March 31, 2006 (Unaudited)         --         (0.23)     (0.23)        $ 13.39         17.66%(a)      $    431
Year Ended September 30, 2005                       --         (1.58)     (1.58)          11.59         14.91%              370
Period Ended September 30, 2004 (d)                 --            --         --           11.53         (5.18%)(a)           13
Period Ended April 30, 2004 (e)                     --            --         --           12.16         (2.80%)(a)            3
CLASS R
Six Months Ended March 31, 2006 (Unaudited)         --         (0.23)     (0.23)        $ 13.52         17.98%(a)      $     11
Year Ended September 30, 2005                       --         (1.58)     (1.58)          11.67         15.47%               32
Period Ended September 30, 2004 (d)                 --            --         --           11.55         (5.09%)(a)           72
Period Ended April 30, 2004 (e)                     --            --         --           12.17         (2.72%)(a)            3
CLASS S
Six Months Ended March 31, 2006 (Unaudited)         --         (0.23)     (0.23)        $ 13.99         18.35%(a)      $  1,829
Year Ended September 30, 2005                       --         (1.58)     (1.58)          12.03         16.02%            1,515
Period Ended September 30, 2004 (d)                 --            --         --           11.81         (4.83%)(a)          225
Period Ended April 30, 2004 (e)                     --            --         --           12.41         (2.74%)(a)            4

                                                                 RATIOS/SUPPLEMENTAL DATA
                                                ------------------------------------------------------------
                                                                 RATIO OF NET
                                                                  INVESTMENT
                                                  RATIO OF          INCOME         RATIO OF
                                                EXPENSES TO        (LOSS) TO      EXPENSES TO
                                                  AVERAGE           AVERAGE         AVERAGE       PORTFOLIO
                                                 NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                                -----------      ------------     ------------   -----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)        1.35%(b)        (0.71%)(b)         1.73%(b)       11%
Year Ended September 30, 2005                      1.32%           (0.80%)            1.75%          22%
Period Ended September 30, 2004 (d)                1.27%(b)        (0.88%)(b)         1.58%(b)       15%
Year Ended April 30, 2004                          1.38%           (0.78%)            1.64%          93%
Year Ended April 30, 2003                          1.40%           (0.37%)            1.65%          28%
Year Ended April 30, 2002                          1.37%           (0.22%)            1.62%          19%
Year Ended April 30, 2001                          1.31%            0.09%             1.56%          66%
CLASS I
Six Months Ended March 31, 2006 (Unaudited)        1.10%(b)        (0.47%)(b)         1.23%(b)       11%
Year Ended September 30, 2005                      1.07%           (0.54%)            1.25%          22%
Period Ended September 30, 2004 (d)                1.02%(b)        (0.62%)(b)         1.07%(b)       15%
Year Ended April 30, 2004                          1.15%           (0.50%)            1.16%          93%
Year Ended April 30, 2003                          1.15%           (0.12%)                 (c)       28%
Year Ended April 30, 2002                          1.12%            0.10%                  (c)       19%
Year Ended April 30, 2001                          1.06%            0.35%                  (c)       66%
CLASS C
Six Months Ended March 31, 2006 (Unaudited)        2.10%(b)        (1.47%)(b)         2.23%(b)       11%
Year Ended September 30, 2005                      2.09%           (1.53%)            2.28%          22%
Period Ended September 30, 2004 (d)                2.02%(b)        (1.65%)(b)         2.12%(b)       15%
Period Ended April 30, 2004 (e)                    1.28%(b)        (1.01%)(b)              (c)       93%
CLASS R
Six Months Ended March 31, 2006 (Unaudited)        1.60%(b)        (1.01%)(b)         1.74%(b)       11%
Year Ended September 30, 2005                      1.57%           (1.04%)            1.76%          22%
Period Ended September 30, 2004 (d)                1.52%(b)        (1.20%)(b)         1.78%(b)       15%
Period Ended April 30, 2004 (e)                    0.79%(b)        (0.56%)(b)              (c)       93%
CLASS S
Six Months Ended March 31, 2006 (Unaudited)        1.10%(b)        (0.47%)(b)         1.23%(b)       11%
Year Ended September 30, 2005                      1.08%           (0.52%)            1.27%          22%
Period Ended September 30, 2004 (d)                1.03%(b)        (0.71%)(b)         1.15%(b)       15%
Period Ended April 30, 2004 (e)                    0.25%(b)        (0.06%)(b)              (c)       93%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from May 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Small Cap Growth Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   INVESTMENT ACTIVITIES
                                                           -------------------------------------
                                                                        NET REALIZED
                                                                            AND
                                               NET ASSET                 UNREALIZED
                                                 VALUE,        NET         GAINS      TOTAL FROM
                                               BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT
                                               OF PERIOD      LOSS      INVESTMENTS   ACTIVITIES
                                               ---------   ----------   -----------   ----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)     $ 13.51        (0.07)        1.67          1.60
Year Ended September 30, 2005                     13.78        (0.19)        2.11          1.92
Period Ended September 30, 2004 (d)               13.19        (0.07)        0.66          0.59
Year Ended April 30, 2004                         10.11        (0.15)        3.23          3.08
Year Ended April 30, 2003                         12.32        (0.12)       (2.09)        (2.21)
Year Ended April 30, 2002                         11.56        (0.11)        1.04          0.93
Year Ended April 30, 2001                         12.50        (0.11)        0.08         (0.03)
CLASS I
Six Months Ended March 31, 2006 (Unaudited)     $ 13.81        (0.06)        1.72          1.66
Year Ended September 30, 2005                     14.01        (0.21)        2.20          1.99
Period Ended September 30, 2004 (d)               13.40        (0.08)        0.69          0.61
Year Ended April 30, 2004                         10.25        (0.17)        3.32          3.15
Year Ended April 30, 2003                         12.45        (0.09)       (2.11)        (2.20)
Year Ended April 30, 2002                         11.66        (0.07)        1.03          0.96
Year Ended April 30, 2001                         12.57        (0.06)        0.06            --
CLASS C
Six Months Ended March 31, 2006 (Unaudited)     $ 13.34        (0.12)        1.65          1.53
Year Ended September 30, 2005                     13.74        (1.00)        2.79          1.79
Period Ended September 30, 2004 (d)               13.19        (0.09)        0.64          0.55
Period Ended April 30, 2004 (e)                   13.63        (0.02)       (0.42)        (0.44)
CLASS R
Six Months Ended March 31, 2006 (Unaudited)     $ 13.44        (0.08)        1.66          1.58
Year Ended September 30, 2005                     13.76        (0.17)        2.04          1.87
Period Ended September 30, 2004 (d)               13.19        (0.02)        0.59          0.57
Period Ended April 30, 2004 (e)                   13.63        (0.02)       (0.42)        (0.44)
CLASS S
Six Months Ended March 31, 2006 (Unaudited)     $ 13.80        (0.04)        1.70          1.66
Year Ended September 30, 2005                     14.01        (0.08)        2.06          1.98
Period Ended September 30, 2004 (d)               13.40        (0.02)        0.63          0.61
Period Ended April 30, 2004 (e)                   13.84        (0.02)       (0.42)        (0.44)



                                                           DISTRIBUTIONS
                                               -------------------------------------
                                                                                       NET ASSET
                                                   NET         NET                       VALUE,
                                               INVESTMENT   REALIZED       TOTAL         END OF           TOTAL
                                                 INCOME       GAINS    DISTRIBUTIONS     PERIOD          RETURN*
                                               ----------   --------   -------------   ---------       -----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)         --       (3.66)       (3.66)        $ 11.45         14.74%(a)
Year Ended September 30, 2005                       --       (2.19)       (2.19)          13.51         14.56%
Period Ended September 30, 2004 (d)                 --          --           --           13.78          4.47%(a)
Year Ended April 30, 2004                           --          --           --           13.19         30.46%
Year Ended April 30, 2003                           --          --           --           10.11        (17.94%)
Year Ended April 30, 2002                           --       (0.17)       (0.17)          12.32          8.17%
Year Ended April 30, 2001                           --       (0.91)       (0.91)          11.56         (0.43%)
CLASS I
Six Months Ended March 31, 2006 (Unaudited)         --       (3.66)       (3.66)        $ 11.81         14.87%(a)
Year Ended September 30, 2005                       --       (2.19)       (2.19)          13.81         14.85%
Period Ended September 30, 2004 (d)                 --          --           --           14.01          4.55%(a)
Year Ended April 30, 2004                           --          --           --           13.40         30.73%
Year Ended April 30, 2003                           --          --           --           10.25        (17.67%)
Year Ended April 30, 2002                           --       (0.17)       (0.17)          12.45          8.36%
Year Ended April 30, 2001                           --       (0.91)       (0.91)          11.66         (0.17%)
CLASS C
Six Months Ended March 31, 2006 (Unaudited)         --       (3.66)       (3.66)        $ 11.21         14.32%(a)
Year Ended September 30, 2005                       --       (2.19)       (2.19)          13.34         13.55%
Period Ended September 30, 2004 (d)                 --          --           --           13.74          4.17%(a)
Period Ended April 30, 2004 (e)                     --          --           --           13.19         (3.23%)(a)
CLASS R
Six Months Ended March 31, 2006 (Unaudited)         --       (3.66)       (3.66)        $ 11.36         14.66%(a)
Year Ended September 30, 2005                       --       (2.19)       (2.19)          13.44         14.18%
Period Ended September 30, 2004 (d)                 --          --           --           13.76          4.32%(a)
Period Ended April 30, 2004 (e)                     --          --           --           13.19         (3.23%)(a)
CLASS S
Six Months Ended March 31, 2006 (Unaudited)         --       (3.66)       (3.66)        $ 11.80         14.88%(a)
Year Ended September 30, 2005                       --       (2.19)       (2.19)          13.80         14.77%
Period Ended September 30, 2004 (d)                 --          --           --           14.01          4.55%(a)
Period Ended April 30, 2004 (e)                     --          --           --           13.40         (3.18%)(a)



                                                                        RATIOS/SUPPLEMENTAL DATA
                                               ---------------------------------------------------------------------------
                                                                               RATIO OF NET
                                               NET ASSETS,      RATIO OF        INVESTMENT       RATIO OF
                                                  END OF      EXPENSES TO          LOSS         EXPENSES TO
                                                  PERIOD        AVERAGE         TO AVERAGE        AVERAGE       PORTFOLIO
                                                 (000'S)       NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                               -----------    -----------      -------------    ------------   -----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)       $ 7,483       1.68%(b)        (1.29%)(b)         3.08%(b)        10%
Year Ended September 30, 2005                       7,476       1.68%           (1.34%)            2.80%           23%
Period Ended September 30, 2004 (d)                 8,140       1.68%(b)        (1.28%)(b)         2.76%(b)        11%
Year Ended April 30, 2004                           7,488       1.81%           (1.52%)            2.06%           40%
Year Ended April 30, 2003                           4,359       1.70%           (1.12%)            1.95%          120%
Year Ended April 30, 2002                           6,069       1.61%           (0.99%)            1.86%           31%
Year Ended April 30, 2001                           5,870       1.49%           (0.85%)            1.74%           71%
CLASS I
Six Months Ended March 31, 2006 (Unaudited)       $ 4,416       1.43%(b)        (1.04%)(b)         2.61%(b)        10%
Year Ended September 30, 2005                       4,363       1.43%           (1.10%)            2.26%           23%
Period Ended September 30, 2004 (d)                 9,952       1.43%(b)        (1.04%)(b)         2.13%(b)        11%
Year Ended April 30, 2004                          14,094       1.55%           (1.23%)                 (c)        40%
Year Ended April 30, 2003                          16,621       1.45%           (0.87%)                 (c)       120%
Year Ended April 30, 2002                          19,113       1.36%           (0.72%)                 (c)        31%
Year Ended April 30, 2001                          22,877       1.24%           (0.60%)                 (c)        71%
CLASS C
Six Months Ended March 31, 2006 (Unaudited)       $    51       2.43%(b)        (2.05%)(b)         3.61%(b)        10%
Year Ended September 30, 2005                          54       2.43%           (2.11%)            3.26%           23%
Period Ended September 30, 2004 (d)                   214       2.43%(b)        (2.01%)(b)         3.39%(b)        11%
Period Ended April 30, 2004 (e)                         3       2.49%(b)        (5.27%)(b)              (c)        40%
CLASS R
Six Months Ended March 31, 2006 (Unaudited)       $    38       1.93%(b)        (1.47%)(b)         3.11%(b)        10%
Year Ended September 30, 2005                          70       1.93%           (1.60%)            2.89%           23%
Period Ended September 30, 2004 (d)                    22       1.93%(b)        (1.48%)(b)         3.22%(b)        11%
Period Ended April 30, 2004 (e)                         5       1.94%(b)        (5.14%)(b)              (c)        40%
CLASS S
Six Months Ended March 31, 2006 (Unaudited)       $   336       1.43%(b)        (1.03%)(b)         2.62%(b)        10%
Year Ended September 30, 2005                         156       1.43%           (1.07%)            2.45%           23%
Period Ended September 30, 2004 (d)                    21       1.42%(b)        (0.94%)(b)         3.19%(b)        11%
Period Ended April 30, 2004 (e)                         3       1.47%(b)        (4.34%)(b)              (c)        40%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from May 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Enterprise Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)



                                                                   INVESTMENT ACTIVITIES
                                                           --------------------------------------
                                                                        NET REALIZED
                                                                             AND
                                               NET ASSET       NET       UNREALIZED
                                                 VALUE,    INVESTMENT       GAINS      TOTAL FROM
                                               BEGINNING     INCOME      (LOSSES) ON   INVESTMENT
                                               OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES
                                               ---------   ----------   ------------   ----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)     $ 26.46        (0.04)        2.83          2.79
Year Ended September 30, 2005                     23.81        (0.06)        3.66          3.60
Period Ended September 30, 2004 (d)               23.89        (0.02)       (0.06)        (0.08)
Period Ended June 30, 2004 (e)                    24.01           --        (0.12)        (0.12)
CLASS I
Six Months Ended March 31, 2006 (Unaudited)     $ 26.57        (0.01)        2.85          2.84
Year Ended September 30, 2005                     23.85        (0.02)        3.69          3.67
Period Ended September 30, 2004 (f)               23.85           --           --            --
CLASS C
Six Months Ended March 31, 2006 (Unaudited)     $ 26.17        (0.09)        2.75          2.66
Year Ended September 30, 2005                     23.74        (0.15)        3.53          3.38
Period Ended September 30, 2004 (d)               23.85        (0.04)       (0.07)        (0.11)
Period Ended June 30, 2004 (e)                    24.01        (0.01)       (0.15)        (0.16)
CLASS R
Six Months Ended March 31, 2006 (Unaudited)     $ 26.35        (0.08)        2.83          2.75
Year Ended September 30, 2005                     23.78        (0.12)        3.64          3.52
Period Ended September 30, 2004 (d)               23.87        (0.02)       (0.07)        (0.09)
Period Ended June 30, 2004 (e)                    24.01        (0.02)       (0.12)        (0.14)
CLASS S
Six Months Ended March 31, 2006 (Unaudited)     $ 26.56        (0.01)        2.86          2.85
Year Ended September 30, 2005                     23.85        (0.02)        3.68          3.66
Period Ended September 30, 2004 (d)               23.91        (0.01)       (0.05)        (0.06)
Year Ended June 30, 2004 (g)                      17.66        (0.02)        6.27          6.25
Year Ended June 30, 2003                          17.98         0.04        (0.31)        (0.27)
Year Ended June 30, 2002                          15.24         0.02         3.08          3.10
Year Ended June 30, 2001                          13.82         0.03         2.46          2.49



                                                                                                                     RATIOS/SUPPLE
                                                                                                                        MENTAL
                                                           DISTRIBUTIONS                                                 DATA
                                               -------------------------------------                                 -------------
                                                                                       NET ASSET                      NET ASSETS,
                                                   NET         NET                       VALUE,                          END OF
                                               INVESTMENT   REALIZED       TOTAL         END OF          TOTAL           PERIOD
                                                 INCOME      GAINS     DISTRIBUTIONS     PERIOD         RETURN*         (000'S)
                                               ----------   --------   -------------   ---------      -----------    -------------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)        --        (3.10)       (3.10)        $ 26.15         12.13%(a)        $ 16,604
Year Ended September 30, 2005                      --        (0.95)       (0.95)          26.46         15.34%             12,856
Period Ended September 30, 2004 (d)                --           --           --           23.81         (0.33%)(a)          3,359
Period Ended June 30, 2004 (e)                     --           --           --           23.89         (0.50%)(a)          1,872
CLASS I
Six Months Ended March 31, 2006 (Unaudited)        --        (3.10)       (3.10)        $ 26.31         12.28%(a)        $ 33,438
Year Ended September 30, 2005                      --        (0.95)       (0.95)          26.57         15.61%             29,554
Period Ended September 30, 2004 (f)                --           --           --           23.85          0.00%(a)          26,707
CLASS C
Six Months Ended March 31, 2006 (Unaudited)        --        (3.10)       (3.10)        $ 25.73         11.75%(a)        $  1,552
Year Ended September 30, 2005                      --        (0.95)       (0.95)          26.17         14.43%                801
Period Ended September 30, 2004 (d)                --           --           --           23.74         (0.46%)(a)             75
Period Ended June 30, 2004 (e)                     --           --           --           23.85         (0.67%)(a)             23
CLASS R
Six Months Ended March 31, 2006 (Unaudited)        --        (3.10)       (3.10)        $ 26.00         12.03%(a)        $     54
Year Ended September 30, 2005                      --        (0.95)       (0.95)          26.35         15.01%                 59
Period Ended September 30, 2004 (d)                --           --           --           23.78         (0.38%)(a)              6
Period Ended June 30, 2004 (e)                     --           --           --           23.87         (0.58%)(a)              3
CLASS S
Six Months Ended March 31, 2006 (Unaudited)        --        (3.10)       (3.10)        $ 26.31         12.33%(a)        $344,338
Year Ended September 30, 2005                      --        (0.95)       (0.95)          26.56         15.57%            327,641
Period Ended September 30, 2004 (d)                --           --           --           23.85         (0.21%)(a)        345,451
Year Ended June 30, 2004 (G)                       --           --           --           23.91         35.35%            365,930
Year Ended June 30, 2003                        (0.03)       (0.02)       (0.05)          17.66         (1.48%)           208,651
Year Ended June 30, 2002                        (0.05)       (0.31)       (0.36)          17.98         20.82%            370,351
Year Ended June 30, 2001                        (0.02)       (1.05)       (1.07)          15.24         20.08%            136,726

                                                                 RATIOS/SUPPLEMENTAL DATA
                                                ------------------------------------------------------------
                                                                 RATIO OF NET
                                                                  INVESTMENT
                                                  RATIO OF          INCOME          RATIO OF
                                                EXPENSES TO        (LOSS) TO       EXPENSES TO
                                                  AVERAGE           AVERAGE          AVERAGE      PORTFOLIO
                                                 NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                                -----------      ------------     ------------   -----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)      1.33%(b)          (0.36%)(b)         1.79%(b)       13%
Year Ended September 30, 2005                    1.33%             (0.29%)            1.88%          33%
Period Ended September 30, 2004 (d)              1.33%(b)          (0.35%)(b)         1.73%(b)        7%
Period Ended June 30, 2004 (e)                   1.33%(b)          (0.07%)(b)         1.72%(b)       28%
CLASS I
Six Months Ended March 31, 2006 (Unaudited)      1.08%(b)          (0.10%)(b)         1.29%(b)       13%
Year Ended September 30, 2005                    1.08%             (0.08%)            1.36%          33%
Period Ended September 30, 2004 (f)              0.00%              0.00%             0.00%           7%
CLASS C
Six Months Ended March 31, 2006 (Unaudited)      2.08%(b)          (1.10%)(b)         2.29%(b)       13%
Year Ended September 30, 2005                    2.08%             (1.01%)            2.39%          33%
Period Ended September 30, 2004 (d)              2.08%(b)          (1.09%)(b)         2.25%(b)        7%
Period Ended June 30, 2004 (e)                   2.07%(b)          (0.67%)(b)         2.22%(b)       28%
CLASS R
Six Months Ended March 31, 2006 (Unaudited)      1.58%(b)          (0.61%)(b)         1.79%(b)       13%
Year Ended September 30, 2005                    1.58%             (0.54%)            1.88%          33%
Period Ended September 30, 2004 (d)              1.57%(b)          (0.61%)(b)         1.77%(b)        7%
Period Ended June 30, 2004 (e)                   1.54%(b)          (0.38%)(b)         1.61%(b)       28%
CLASS S
Six Months Ended March 31, 2006 (Unaudited)      1.08%(b)          (0.11%)(b)         1.29%(b)       13%
Year Ended September 30, 2005                    1.08%             (0.08%)            1.36%          33%
Period Ended September 30, 2004 (d)              1.08%(b)          (0.12%)(b)         1.21%(b)        7%
Year Ended June 30, 2004 (G)                     1.08%             (0.09%)            1.22%          28%
Year Ended June 30, 2003                         1.08%              0.21%             1.14%          13%
Year Ended June 30, 2002                         1.08%              0.04%                  (c)       93%
Year Ended June 30, 2001                         1.15%              0.25%                  (c)       55%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) For the period from September 30, 2004 (commencement of operations) to September 30, 2004.
(g) The existing class of shares was designated Class S shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Enterprise Small Cap Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)



                                                                   INVESTMENT ACTIVITIES
                                                           --------------------------------------
                                                                        NET REALIZED
                                                                             AND
                                               NET ASSET       NET       UNREALIZED
                                                 VALUE,    INVESTMENT       GAINS      TOTAL FROM
                                               BEGINNING     INCOME      (LOSSES) ON   INVESTMENT
                                               OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES
                                               ---------   ----------   ------------   ----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)     $ 32.96        (0.10)        4.93          4.83
Year Ended September 30, 2005                     32.59        (0.24)        3.10          2.86
Period Ended September 30, 2004 (d)               32.69        (0.05)       (0.05)        (0.10)
Period Ended June 30, 2004 (e)                    32.36        (0.03)        0.36          0.33
CLASS C
Six Months Ended March 31, 2006 (Unaudited)     $ 32.59        (0.24)        4.87          4.63
Year Ended September 30, 2005                     32.47        (0.24)        2.85          2.61
Period Ended September 30, 2004 (d)               32.63        (0.12)       (0.04)        (0.16)
Period Ended June 30, 2004 (e)                    32.36        (0.06)        0.33          0.27
CLASS R
Six Months Ended March 31, 2006 (Unaudited)     $ 32.81        (0.15)        4.91          4.76
Year Ended September 30, 2005                     32.54        (0.28)        3.04          2.76
Period Ended September 30, 2004 (d)               32.66        (0.08)       (0.04)        (0.12)
Period Ended June 30, 2004 (e)                    32.36        (0.06)        0.36          0.30
CLASS S
Six Months Ended March 31, 2006 (Unaudited)     $ 33.06        (0.06)        4.96          4.90
Year Ended September 30, 2005                     32.62        (0.19)        3.12          2.93
Period Ended September 30, 2004 (d)               32.70        (0.05)       (0.03)        (0.08)
Year Ended June 30, 2004 (f)                      23.78        (0.14)        9.06          8.92
Year Ended June 30, 2003                          25.62        (0.04)       (1.29)        (1.33)
Year Ended June 30, 2002                          26.19        (0.03)        0.73          0.70
Year Ended June 30, 2001                          25.18         0.04         3.63          3.67

                                                                                                                     RATIOS/SUPPLE
                                                                                                                        MENTAL
                                                           DISTRIBUTIONS                                                 DATA
                                              --------------------------------------                                 -------------
                                                                                       NET ASSET                      NET ASSETS,
                                                  NET          NET                       VALUE,                          END OF
                                              INVESTMENT    REALIZED       TOTAL         END OF          TOTAL           PERIOD
                                                INCOME        GAINS    DISTRIBUTIONS     PERIOD         RETURN*         (000'S)
                                              ----------    --------   -------------   ---------      -----------    -------------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)        --        (5.10)       (5.10)        $ 32.69        17.26%(a)        $  3,279
Year Ended September 30, 2005                      --        (2.49)       (2.49)          32.96         8.67%              2,793
Period Ended September 30, 2004 (d)                --           --           --           32.59        (0.31%)(a)          1,771
Period Ended June 30, 2004 (e)                     --           --           --           32.69         1.02%(a)             882
CLASS C
Six Months Ended March 31, 2006 (Unaudited)        --        (5.10)       (5.10)        $ 32.12        16.80%(a)        $    505
Year Ended September 30, 2005                      --        (2.49)       (2.49)          32.59         7.89%                473
Period Ended September 30, 2004 (d)                --           --           --           32.47        (0.49%)(a)            196
Period Ended June 30, 2004 (e)                     --           --           --           32.63         0.83%(a)             202
CLASS R
Six Months Ended March 31, 2006 (Unaudited)        --        (5.10)       (5.10)        $ 32.47        17.11%(a)        $     16
Year Ended September 30, 2005                      --        (2.49)       (2.49)          32.81         8.36%                 18
Period Ended September 30, 2004 (d)                --           --           --           32.54        (0.37%)(a)              3
Period Ended June 30, 2004 (e)                     --           --           --           32.66         0.93%(a)               3
CLASS S
Six Months Ended March 31, 2006 (Unaudited)        --        (5.10)       (5.10)        $ 32.86        17.43%(a)        $ 71,227
Year Ended September 30, 2005                      --        (2.49)       (2.49)          33.06         8.89%             68,071
Period Ended September 30, 2004 (d)                --           --           --           32.62        (0.24%)(a)         74,165
Year Ended June 30, 2004 (f)                       --           --           --           32.70        37.57%             76,036
Year Ended June 30, 2003                           --        (0.51)       (0.51)          23.78        (5.22%)            53,261
Year Ended June 30, 2002                        (0.01)       (1.26)       (1.27)          25.62         2.91%             61,420
Year Ended June 30, 2001                        (0.03)       (2.63)       (2.66)          26.19        15.54%             60,322



                                                                 RATIOS/SUPPLEMENTAL DATA
                                                ------------------------------------------------------------
                                                                 RATIO OF NET
                                                                  INVESTMENT
                                                  RATIO OF          INCOME          RATIO OF
                                                EXPENSES TO        (LOSS) TO       EXPENSES TO
                                                  AVERAGE           AVERAGE          AVERAGE      PORTFOLIO
                                                 NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                                -----------      ------------     ------------   -----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)       1.55%(b)        (0.65%)(b)         2.15%(b)        19%
Year Ended September 30, 2005                     1.55%           (0.77%)            2.13%           33%
Period Ended September 30, 2004 (d)               1.55%(b)        (0.80%)(b)         1.94%(b)         8%
Period Ended June 30, 2004 (e)                    1.54%(b)        (1.08%)(b)         2.64%(b)        33%
CLASS C
Six Months Ended March 31, 2006 (Unaudited)       2.30%(b)        (1.40%)(b)         2.66%(b)        19%
Year Ended September 30, 2005                     2.30%           (1.47%)            2.64%           33%
Period Ended September 30, 2004 (d)               2.30%(b)        (1.58%)(b)         2.52%(b)         8%
Period Ended June 30, 2004 (e)                    2.30%(b)        (1.88%)(b)         3.18%(b)        33%
CLASS R
Six Months Ended March 31, 2006 (Unaudited)       1.80%(b)        (0.91%)(b)         2.15%(b)        19%
Year Ended September 30, 2005                     1.80%           (1.01%)            2.15%           33%
Period Ended September 30, 2004 (d)               1.76%(b)        (1.05%)(b)         1.95%(b)         8%
Period Ended June 30, 2004 (e)                    1.82%(b)        (0.98%)(b)         2.38%(b)        33%
CLASS S
Six Months Ended March 31, 2006 (Unaudited)       1.30%(b)        (0.40%)(b)         1.65%(b)        19%
Year Ended September 30, 2005                     1.30%           (0.53%)            1.63%           33%
Period Ended September 30, 2004 (d)               1.30%(b)        (0.57%)(b)         1.53%(b)         8%
Year Ended June 30, 2004 (f)                      1.30%           (0.48%)            1.54%           33%
Year Ended June 30, 2003                          1.30%           (0.18%)            1.38%           25%
Year Ended June 30, 2002                          1.30%           (0.14%)                 (c)        37%
Year Ended June 30, 2001                          1.30%            0.12%                  (c)        41%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The existing class of shares was designated Class S shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Value Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   INVESTMENT ACTIVITIES
                                                           -------------------------------------
                                                                        NET REALIZED
                                                                            AND
                                               NET ASSET       NET       UNREALIZED
                                                 VALUE,    INVESTMENT      GAINS      TOTAL FROM
                                               BEGINNING     INCOME     (LOSSES) ON   INVESTMENT
                                               OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES
                                               ---------   ----------   -----------   ----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)     $ 45.66         0.36         1.45          1.81
Year Ended September 30, 2005                     45.01         0.43         4.53          4.96
Period Ended September 30, 2004 (d)               44.18        (0.01)        0.84          0.83
Period Ended June 30, 2004 (e)                    44.16         0.08        (0.06)         0.02
CLASS C
Six Months Ended March 31, 2006 (Unaudited)     $ 45.22         0.07         1.57          1.64
Year Ended September 30, 2005                     44.85         0.02         4.58          4.60
Period Ended September 30, 2004 (d)               44.11           (g)        0.74          0.74
Period Ended June 30, 2004 (e)                    44.16         0.04        (0.09)        (0.05)
CLASS R
Six Months Ended March 31, 2006 (Unaudited)     $ 45.59         0.13         1.62          1.75
Year Ended September 30, 2005                     44.95         0.44         4.40          4.84
Period Ended September 30, 2004 (d)               44.16         0.08         0.71          0.79
Period Ended June 30, 2004 (e)                    44.16         0.09        (0.09)           --
CLASS S
Six Months Ended March 31, 2006 (Unaudited)     $ 45.78         0.32         1.55          1.87
Year Ended September 30, 2005                     45.05         0.74         4.35          5.09
Period Ended September 30, 2004 (d)               44.20         0.14         0.71          0.85
Year Ended June 30, 2004 (f)                      37.98         0.56         6.47          7.03
Year Ended June 30, 2003                          42.85         0.45        (4.88)        (4.43)
Year Ended June 30, 2002                          45.43         0.44        (1.87)        (1.43)
Year Ended June 30, 2001                          38.76         0.65         7.12          7.77



                                                                 DISTRIBUTIONS
                                              ----------------------------------------------------
                                                                                                    NET ASSET
                                                   NET                      NET                       VALUE,
                                               INVESTMENT     RETURN     REALIZED       TOTAL         END OF          TOTAL
                                                 INCOME     OF CAPITAL     GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                               ----------   ----------   --------   -------------   ---------      -----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)       (0.51)          --      (7.05)       (7.56)         $ 39.91          4.39%(a)
Year Ended September 30, 2005                     (0.41)          --      (3.90)       (4.31)           45.66         11.12%
Period Ended September 30, 2004 (d)                  --           --         --           --            45.01          1.88%(a)
Period Ended June 30, 2004 (e)                       --           --         --           --            44.18          0.05%(a)
CLASS C
Six Months Ended March 31, 2006 (Unaudited)       (0.21)          --      (7.05)       (7.26)         $ 39.60          3.99%(a)
Year Ended September 30, 2005                     (0.33)          --      (3.90)       (4.23)           45.22         10.29%
Period Ended September 30, 2004 (d)                  --           --         --           --            44.85          1.68%(a)
Period Ended June 30, 2004 (e)                       --           --         --           --            44.11         (0.11%)(a)
CLASS R
Six Months Ended March 31, 2006 (Unaudited)       (0.38)          --      (7.05)       (7.43)         $ 39.91          4.25%(a)
Year Ended September 30, 2005                     (0.30)          --      (3.90)       (4.20)           45.59         10.85%
Period Ended September 30, 2004 (d)                  --           --         --           --            44.95          1.79%(a)
Period Ended June 30, 2004 (e)                       --           --         --           --            44.16          0.00%(a)
CLASS S
Six Months Ended March 31, 2006 (Unaudited)       (0.61)          --      (7.05)       (7.66)         $ 39.99          4.53%(a)
Year Ended September 30, 2005                     (0.46)          --      (3.90)       (4.36)           45.78         11.42%
Period Ended September 30, 2004 (d)                  --           --         --           --            45.05          1.92%(a)
Year Ended June 30, 2004 (f)                      (0.41)          --      (0.40)       (0.81)           44.20         18.60%
Year Ended June 30, 2003                          (0.44)          --         --        (0.44)           37.98        (10.26%)
Year Ended June 30, 2002                          (0.07)       (0.41)     (0.67)       (1.15)           42.85         (3.02%)
Year Ended June 30, 2001                          (0.90)          --      (0.20)       (1.10)           45.43         20.30%



                                                                      RATIOS/SUPPLEMENTAL DATA
                                               ------------------------------------------------------------------------
                                                                              RATIO OF NET
                                               NET ASSETS,      RATIO OF       INVESTMENT     RATIO OF
                                                  END OF      EXPENSES TO      INCOME TO     EXPENSES TO
                                                  PERIOD        AVERAGE         AVERAGE         AVERAGE      PORTFOLIO
                                                 (000'S)       NET ASSETS      NET ASSETS    NET ASSETS**   TURNOVER***
                                               -----------    -----------     ------------   ------------   -----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)     $   1,028       1.32%(b)        0.97%(b)        1.74%(b)          20%
Year Ended September 30, 2005                       2,136       1.28%           1.16%           1.77%             35%
Period Ended September 30, 2004 (d)                   717       1.21%(b)        1.08%(b)        1.65%(b)           5%
Period Ended June 30, 2004 (e)                        295       1.21%(b)        1.43%(b)        1.72%(b)          14%
CLASS C
Six Months Ended March 31, 2006 (Unaudited)     $      23       2.07%(b)        0.29%(b)        2.24%(b)          20%
Year Ended September 30, 2005                          27       2.02%           0.43%           2.26%             35%
Period Ended September 30, 2004 (d)                     5       1.96%(b)        0.21%(b)        2.17%(b)           5%
Period Ended June 30, 2004 (e)                          5       1.97%(b)        0.57%(b)        2.20%(b)          14%
CLASS R
Six Months Ended March 31, 2006 (Unaudited)     $       4       1.56%(b)        0.83%(b)        1.69%(b)          20%
Year Ended September 30, 2005                           4       1.52%           0.99%           1.77%             35%
Period Ended September 30, 2004 (d)                     3       1.44%(b)        0.74%(b)        1.65%(b)           5%
Period Ended June 30, 2004 (e)                          3       1.45%(b)        1.08%(b)        1.72%(b)          14%
CLASS S
Six Months Ended March 31, 2006 (Unaudited)     $ 311,902       1.06%(b)        1.32%(b)        1.24%(b)          20%
Year Ended September 30, 2005                     366,952       1.01%           1.52%           1.25%             35%
Period Ended September 30, 2004 (d)               379,023       0.96%(b)        1.22%(b)        1.15%(b)           5%
Year Ended June 30, 2004 (f)                      386,932       0.96%           1.30%           1.14%             14%
Year Ended June 30, 2003                          373,781       0.96%           1.24%           0.99%             78%
Year Ended June 30, 2002                          436,487       0.96%           1.02%                (c)          25%
Year Ended June 30, 2001                          495,817       0.96%           1.38%                (c)          27%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The existing class of shares was designated Class S shares as of April 19, 2004.
(g)  Less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Microcap Value Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)



                                                                   INVESTMENT ACTIVITIES
                                                           --------------------------------------
                                                                        NET REALIZED
                                                                             AND
                                               NET ASSET       NET       UNREALIZED
                                                 VALUE,    INVESTMENT       GAINS      TOTAL FROM
                                               BEGINNING     INCOME      (LOSSES) ON   INVESTMENT
                                               OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES
                                               ---------   ----------   ------------   ----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)     $ 21.52         0.01         2.84          2.85
Year Ended September 30, 2005                     18.83         0.07         3.57          3.64
Period Ended September 30, 2004 (d)               19.12        (0.01)       (0.28)        (0.29)
Period Ended June 30, 2004 (e)                    19.04           --         0.08          0.08
CLASS C
Six Months Ended March 31, 2006 (Unaudited)     $ 21.33        (0.06)        2.81          2.75
Year Ended September 30, 2005                     18.77        (0.08)        3.54          3.46
Period Ended September 30, 2004 (d)               19.09        (0.02)       (0.30)        (0.32)
Period Ended June 30, 2004 (e)                    19.04        (0.02)        0.07          0.05
CLASS R
Six Months Ended March 31, 2006 (Unaudited)     $ 21.47        (0.05)        2.88          2.83
Year Ended September 30, 2005                     18.81        (0.03)        3.60          3.57
Period Ended September 30, 2004 (d)               19.11        (0.01)       (0.29)        (0.30)
Period Ended June 30, 2004 (e)                    19.04           --         0.07          0.07
CLASS S
Six Months Ended March 31, 2006 (Unaudited)     $ 21.59         0.02         2.87          2.89
Year Ended September 30, 2005                     18.86         0.04         3.65          3.69
Period Ended September 30, 2004 (d)               19.14         0.01        (0.29)        (0.28)
Year Ended June 30, 2004 (f)                      13.60         0.05         5.60          5.65
Year Ended June 30, 2003                          14.60         0.05        (0.72)        (0.67)
Year Ended June 30, 2002                          13.23         0.03         1.58          1.61
Year Ended June 30, 2001                          12.26         0.13         1.74          1.87

                                                                                                                     RATIOS/SUPPLE
                                                                                                                        MENTAL
                                                           DISTRIBUTIONS                                                 DATA
                                               -------------------------------------                                 -------------
                                                                                       NET ASSET                      NET ASSETS,
                                                   NET         NET                       VALUE,                          END OF
                                               INVESTMENT   REALIZED       TOTAL         END OF          TOTAL           PERIOD
                                                 INCOME       GAINS    DISTRIBUTIONS     PERIOD         RETURN*         (000'S)
                                               ----------   --------   -------------   ---------      ----------     -------------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)      (0.04)       (1.84)       (1.88)       $ 22.49        14.30%(a)        $ 18,509
Year Ended September 30, 2005                    (0.15)       (0.80)       (0.95)         21.52        19.62%             10,328
Period Ended September 30, 2004 (d)                 --           --           --          18.83        (1.52%)(a)          1,522
Period Ended June 30, 2004 (e)                      --           --           --          19.12         0.42%(a)             405
CLASS C
Six Months Ended March 31, 2006 (Unaudited)         --        (1.84)       (1.84)       $ 22.24        13.91%(a)        $  1,129
Year Ended September 30, 2005                    (0.10)       (0.80)       (0.90)         21.33        18.72%                506
Period Ended September 30, 2004 (d)                 --           --           --          18.77        (1.68%)(a)            167
Period Ended June 30, 2004 (e)                      --           --           --          19.09         0.26%(a)               4
CLASS R
Six Months Ended March 31, 2006 (Unaudited)         --        (1.84)       (1.84)       $ 22.46        14.20%(a)        $     92
Year Ended September 30, 2005                    (0.11)       (0.80)       (0.91)         21.47        19.27%                143
Period Ended September 30, 2004 (d)                 --           --           --          18.81        (1.57%)(a)             94
Period Ended June 30, 2004 (e)                      --           --           --          19.11         0.37%(a)             104
CLASS S
Six Months Ended March 31, 2006 (Unaudited)      (0.08)       (1.84)       (1.92)       $ 22.56        14.44%(a)        $241,580
Year Ended September 30, 2005                    (0.16)       (0.80)       (0.96)         21.59        19.89%            232,912
Period Ended September 30, 2004 (d)                 --           --           --          18.86        (1.46%)(a)        218,871
Year Ended June 30, 2004 (f)                     (0.05)       (0.06)       (0.11)         19.14        41.63%            234,956
Year Ended June 30, 2003                         (0.04)       (0.29)       (0.33)         13.60        (4.55%)            92,202
Year Ended June 30, 2002                         (0.02)       (0.22)       (0.24)         14.60        12.44%             96,312
Year Ended June 30, 2001                         (0.13)       (0.77)       (0.90)         13.23        16.82%             62,162

                                                                 RATIOS/SUPPLEMENTAL DATA
                                                ------------------------------------------------------------
                                                                 RATIO OF NET
                                                                  INVESTMENT
                                                  RATIO OF          INCOME          RATIO OF
                                                EXPENSES TO        (LOSS) TO       EXPENSES TO
                                                  AVERAGE           AVERAGE          AVERAGE      PORTFOLIO
                                                 NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                                -----------      ------------     ------------   -----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)       1.35%(b)        (0.16%)(b)         1.71%(b)          4%
Year Ended September 30, 2005                     1.33%           (0.04%)            1.73%             8%
Period Ended September 30, 2004 (d)               1.28%(b)         0.04%(b)          1.63%(b)          3%
Period Ended June 30, 2004 (e)                    1.26%(b)         0.00%(b)          1.91%(b)         11%
CLASS C
Six Months Ended March 31, 2006 (Unaudited)       2.10%(b)        (0.93%)(b)         2.21%(b)          4%
Year Ended September 30, 2005                     2.08%           (0.77%)            2.22%             8%
Period Ended September 30, 2004 (d)               2.03%(b)        (0.70%)(b)         2.06%(b)          3%
Period Ended June 30, 2004 (e)                    2.03%(b)        (0.62%)(b)         2.22%(b)         11%
CLASS R
Six Months Ended March 31, 2006 (Unaudited)       1.60%(b)        (0.39%)(b)         1.71%(b)          4%
Year Ended September 30, 2005                     1.57%           (0.27%)            1.72%             8%
Period Ended September 30, 2004 (d)               1.53%(b)        (0.29%)(b)         1.67%(b)          3%
Period Ended June 30, 2004 (e)                    1.49%(b)         0.15%(b)          2.17%(b)         11%
CLASS S
Six Months Ended March 31, 2006 (Unaudited)       1.10%(b)         0.11%(b)          1.21%(b)          4%
Year Ended September 30, 2005                     1.07%            0.23%             1.22%             8%
Period Ended September 30, 2004 (d)               1.03%(b)         0.22%(b)          1.16%(b)          3%
Year Ended June 30, 2004 (f)                      1.03%            0.31%             1.20%            11%
Year Ended June 30, 2003                          1.03%            0.36%             1.08%            17%
Year Ended June 30, 2002                          1.03%            0.26%                  (c)         34%
Year Ended June 30, 2001                          1.03%            1.20%                  (c)         29%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The existing class of shares was designated Class S shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This semi-annual report includes the following seven investment portfolios ("Funds"):

- Tamarack Large Cap Growth Fund ("Large Cap Growth Fund")
- Tamarack Mid Cap Growth Fund ("Mid Cap Growth Fund")
- Tamarack Small Cap Growth Fund ("Small Cap Growth Fund")
- Tamarack Enterprise Fund ("Enterprise Fund")
- Tamarack Enterprise Small Cap Fund ("Enterprise Small Cap Fund")
- Tamarack Value Fund ("Value Fund")
- Tamarack Microcap Value Fund ("Microcap Value Fund")

The Large Cap Growth, Mid Cap Growth, Small Cap Growth and Enterprise Funds offer five share classes: Class A, Class C, Class R, Class I and Class S shares. The Enterprise Small Cap, Value, and Microcap Value Funds offer four share classes: Class A, Class C, Class R and Class S shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R (available to certain 401(k) and other employer-sponsored retirement plans), Class I shares (intended for investors meeting certain investment minimum thresholds) and Class S shares (available through certain fee-based programs of broker-dealers or registered investment advisers) are not subject to either a front-end sales charge or a CDSC.

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:
Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated ("Value Date"), the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Board of Trustees' approved pricing and

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

valuation procedures that Tamarack has established to estimate a security's fair value. These procedures are also used to estimate the fair value of a security if a significant event occurs that materially affects the value of the security. Foreign equity securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation as of the Value Time. Investments in open-end investment companies are valued at net asset value. Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost.

INVESTMENT TRANSACTIONS AND INCOME:
Investment transactions are recorded on one business day after trade date, except for on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:
Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple Funds, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund's relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as sales and distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

FINANCIAL INSTRUMENTS:
The Funds may enter into futures contracts in an effort to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Put and call options on futures contracts would give a Fund the right (but not the obligation) to sell or to purchase for a specified price the underlying futures contract at any time during the option period. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in fair value of the underlying index.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

A Fund would recognize a gain or loss each day equal to the income received or paid. The Funds did not enter into futures contracts during the period ended March 31, 2006.

DISTRIBUTIONS TO SHAREHOLDERS:
Each of the Funds pays out any income that it receives, less expenses, in the form of dividends to its shareholders. Income dividends and capital gains on each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g., expiring capital loss carry forward and foreign currency transactions), they are reclassified within a Fund's capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights. The Value Fund utilizes earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

SECURITIES LENDING:
The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to 100% of the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 331/3% of the total assets of a particular Fund. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent (Wells Fargo Bank) a percentage of the lending income. Securities lending income is presented net of such payments to the lending agent in the financial statements. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Funds assume all risk of loss from a decline in the market value of the collateral investment and any resulting collateral deficiencies. In an effort to reduce these risks, Voyageur and Wells Fargo Bank will monitor the creditworthiness of the firms to which the Funds lend securities.

The following summarizes the market value of the securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of March 31, 2006.

                               Value of Securities
                                     Loaned           Value of Collateral
                              --------------------   --------------------
Large Cap Growth Fund              $13,140,469           $13,635,787
Mid Cap Growth Fund                 17,657,047            18,111,483
Enterprise Fund                     53,347,224            55,643,507
Enterprise Small Cap Fund           10,889,680            11,226,790
Value Fund                          20,405,585            21,145,029

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

See page 74, Notes to Schedules of Portfolio Investments, for a detailed breakdown of the investments purchased with the collateral received.

--------------------------------------------------------------------------------


3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of the Funds, has entered into investment advisory agreements with Voyageur, under which Voyageur manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

                                        Average Daily Net
                                         Assets of Fund          Annual Rate
                                        -----------------        -----------
Large Cap Growth Fund                   All Net Assets              0.70%
Mid Cap Growth Fund                     All Net Assets              0.70%
Small Cap Growth Fund                   All Net Assets              0.70%
Enterprise Fund                         Up to $30 million           1.40%
                                        Over $30 million            0.90%
Enterprise Small Cap Fund               Up to $30 million           1.40%
                                        Over $30 million            0.90%
Value Fund                              All Net Assets              0.85%
Microcap Value Fund                     All Net Assets              0.90%

Effective January 28, 2006, Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Class S shares of each fund to the following levels:

                                               Annual Rate
                                               -----------
Large Cap Growth Fund Class S and Class I            1.00%
Mid Cap Growth Fund Class S and Class I              1.10%
Small Cap Growth Fund Class S and Class I            1.43%
Enterprise Fund Class S and Class I                  1.08%
Enterprise Small Cap Fund Class S                    1.30%
Value Fund Class S                                   1.03%
Microcap Value Fund Class S                          1.07%

Classes A, C, and R vary from these limits only by the addition of class specific 12b-1 fees. These expense limitation agreements are in place until January 31, 2007. Voyageur may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice. Prior expense limitation agreements for the Value and Microcap Value Funds were superseded by new expense limitation agreements effective January 28, 2006. The expense ratios for the period ended March 31, 2006 for these Funds, as reflected in the Financial Highlights, are a blended rate based on the prior agreement and the expense limitation agreements currently in place as described above.

Voyageur employs, at its own expense, Babson Capital Management LLC ("Babson"), as sub-advisor to provide day-to-day portfolio management for the Enterprise and Enterprise Small Cap Funds. During the period ended March 31, 2006, Voyageur assumed day-to-day portfolio management for the Value and Microcap Value Funds, which had previously been provided by Babson. Voyageur assumed these duties on January 28, 2006, when the sub-advisory agreement with Babson was terminated by the Board of Trustees, subsequent to material changes in the members of the portfolio management team at Babson providing services for the Value and Microcap Value Funds.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

Voyageur serves as administrator to the Funds and BISYS Fund Services Ohio, Inc. ("BISYS") serves as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.10% of each Fund's average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

--------------------------------------------------------------------------------

4. FUND DISTRIBUTION

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") in which Tamarack Distributors Inc. (the "Distributor") acts as the Funds' distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class.

                      Class A      Class C      Class R
                      -------      -------      -------
12b-1 Plan Fee         0.25%*       1.00%        0.50%

Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

*The maximum Plan fee rate for Class A shares is 0.50%. The Distributor is contractually waiving 0.25% of the total 0.50% Plan fee for Class A through January 31, 2007.

For the period ended March 31, 2006, the Distributor received commissions of $80,052 from front-end sales charges of Class A shares of the Funds, of which $4,660 was paid to affiliated broker-dealers, the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor. The Distributor also received $546 from CDSC fees from Class C shares of the Funds.

--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended March 31, 2006 were as follows:

                                 Purchases          Sales
                                 ---------          -----
Large Cap Growth Fund          $22,599,112      $39,903,903
Mid Cap Growth Fund             13,035,163       18,533,163
Small Cap Growth Fund            1,102,183        2,595,092
Enterprise Fund                 46,133,937       67,266,848
Enterprise Small Cap Fund       13,082,976       19,755,185
Value Fund                      68,309,539      141,887,351
Microcap Value Fund              9,616,401       17,666,585

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Tamarack is authorized to issue an unlimited number of shares of beneficial interest ("shares outstanding") without par value. Transactions in shares of the Funds are summarized below:

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK LARGE CAP GROWTH FUND

                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED     YEAR ENDED
                                                     MARCH 31,       SEPTEMBER 30,
                                                       2006              2005
                                                 ----------------    -------------
                                                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                      $    245,902      $  1,066,431
  Dividends reinvested                                        -                 -
  Cost of shares redeemed                            (1,172,673)       (6,025,192)
                                                   ------------      ------------
  Change in Class A                                $   (926,771)     $ (4,958,761)
                                                   ------------      ------------
CLASS I
  Proceeds from shares issued                      $     24,526      $    599,505
  Dividends reinvested                                      751            21,487
  Cost of shares redeemed                            (2,160,743)      (17,554,396)
                                                   ------------      ------------
  Change in Class I                                $ (2,135,466)     $(16,933,404)
                                                   ------------      ------------
CLASS C
  Proceeds from shares issued                      $          -      $     21,500
  Dividends reinvested                                        -                 -
  Cost of shares redeemed                                     -                 -
                                                   ------------      ------------
  Change in Class C                                $          -      $     21,500
                                                   ------------      ------------
CLASS R
  Proceeds from shares issued                      $        229      $      9,409
  Dividends reinvested                                        -                42
  Cost of shares redeemed                                (4,988)          (64,197)
                                                   ------------      ------------
  Change in Class R                                ($     4,759)     ($    54,746)
                                                   ------------      ------------
CLASS S
  Proceeds from shares issued                      $    793,281      $  5,837,355
  Dividends reinvested                                   55,695           291,967
  Cost of shares redeemed                           (16,562,803)      (41,615,488)
                                                   ------------      ------------
  Change in Class S                                $(15,713,827)     $(35,486,166)
                                                   ------------      ------------
Change in net assets from capital transactions     $(18,780,823)     $(57,411,577)
                                                   ============      ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                 22,279           103,192
  Reinvested                                                  -                 -
  Redeemed                                             (105,196)         (587,721)
                                                   ------------      ------------
  Change in Class A                                     (82,917)         (484,529)
                                                   ------------      ------------
CLASS I
  Issued                                                  2,187            58,218
  Reinvested                                                 66             2,004
  Redeemed                                             (196,309)       (1,682,664)
                                                   ------------      ------------
  Change in Class I                                    (194,056)       (1,622,442)
                                                   ------------      ------------
CLASS C
  Issued                                                      -             2,052
  Reinvested                                                  -                 -
  Redeemed                                                    -                 -
                                                   ------------      ------------
  Change in Class C                                           -             2,052
                                                   ------------      ------------
CLASS R
  Issued                                                     21               909
  Reinvested                                                  -                 4
  Redeemed                                                 (483)           (6,136)
                                                   ------------      ------------
  Change in Class R                                        (462)           (5,223)
                                                   ------------      ------------
CLASS S
  Issued                                                 71,449           549,097
  Reinvested                                              4,916            27,238
  Redeemed                                           (1,485,770)       (3,950,429)
                                                   ------------      ------------
  Change in Class S                                  (1,409,405)       (3,374,094)
                                                   ------------      ------------
Change in shares from capital transactions           (1,686,840)       (5,484,236)
                                                   ============      ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK MID CAP GROWTH FUND


                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED     YEAR ENDED
                                                     MARCH 31,       SEPTEMBER 30,
                                                       2006              2005)
                                                 ----------------    -------------
                                                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                      $  4,071,222      $ 22,924,315
  Dividends reinvested                                  849,667         9,192,096
  Cost of shares redeemed                            (8,383,659)      (58,961,990)
                                                   ------------      ------------
  Change in Class A                                $ (3,462,770)     $(26,845,579)
                                                   ------------      ------------
CLASS I
  Proceeds from shares issued                      $  6,952,322      $ 49,639,229
  Dividends reinvested                                1,149,878         4,657,566
  Cost of shares redeemed                            (5,939,042)      (39,173,309)
                                                   ------------      ------------
  Change in Class I                                $  2,163,158      $ 15,123,486
                                                   ------------      ------------
CLASS C
  Proceeds from shares issued                       $         -      $    334,996
  Dividends reinvested                                    6,286             1,742
  Cost of shares redeemed                                (3,760)                -
                                                   ------------      ------------
  Change in Class C                                $      2,526      $    336,738
                                                   ------------      ------------
CLASS R
  Proceeds from shares issued                      $        296      $      7,576
  Dividends reinvested                                      186            10,040
  Cost of shares redeemed                               (21,939)          (59,141)
                                                   ------------      ------------
  Change in Class R                                $    (21,457)     $    (41,525)
                                                   ------------      ------------
CLASS S
  Proceeds from shares issued                      $    249,327      $  1,303,512
  Dividends reinvested                                   27,546            30,197
  Cost of shares redeemed                              (199,935)          (37,112)
                                                   ------------      ------------
  Change in Class S                                $     76,938      $  1,296,597
                                                   ------------      ------------
Change in net assets from capital transactions     $ (1,241,605)     $(10,130,283)
                                                   ============      ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                317,371         1,967,986
  Reinvested                                             67,434           827,372
  Redeemed                                             (684,979)       (4,972,339)
                                                   ------------      ------------
  Change in Class A                                    (300,174)       (2,176,981)
                                                   ------------      ------------
CLASS I
  Issued                                                529,679         4,028,517
  Reinvested                                             88,794           409,276
  Redeemed                                             (465,947)       (3,273,853)
                                                   ------------      ------------
  Change in Class I                                     152,526         1,163,940
                                                   ------------      ------------
CLASS C
  Issued                                                      -            30,694
  Reinvested                                                505               158
  Redeemed                                                 (305)                -
                                                   ------------      ------------
  Change in Class C                                         200            30,852
                                                   ------------      ------------
CLASS R
  Issued                                                     25               666
  Reinvested                                                 15               906
  Redeemed                                               (1,918)           (5,101)
                                                   ------------      ------------
  Change in Class R                                      (1,878)           (3,529)
                                                   ------------      ------------
CLASS S
  Issued                                                 19,001           107,417
  Reinvested                                              2,125             2,653
  Redeemed                                              (16,347)           (3,198)
                                                   ------------      ------------
  Change in Class S                                       4,779           106,872
                                                   ------------      ------------
Change in shares from capital transactions             (144,547)         (878,846)
                                                   ============      ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK SMALL CAP GROWTH FUND

                                                     FOR THE          FOR THE
                                                 SIX MONTHS ENDED    YEAR ENDED
                                                     MARCH 31,      SEPTEMBER 30,
                                                       2006             2005
                                                 ----------------   -------------
                                                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                      $   523,209      $ 1,943,039
  Dividends reinvested                               1,925,396        1,252,211
  Cost of shares redeemed                           (1,511,706)      (3,692,825)
                                                   -----------      -----------
  Change in Class A                                $   936,899      $  (497,575)
                                                   -----------      -----------
CLASS I
  Proceeds from shares issued                      $   860,071      $ 1,253,375
  Dividends reinvested                                 776,912          712,681
  Cost of shares redeemed                           (1,237,541)      (7,602,663)
                                                   -----------      -----------
  Change in Class I                                $   399,442      $(5,636,607)
                                                   -----------      -----------
CLASS C
  Proceeds from shares issued                      $    12,650      $    36,162
  Dividends reinvested                                  12,936           32,389
  Cost of shares redeemed                              (22,427)        (222,983)
                                                   -----------      -----------
  Change in Class C                                $     3,159      $  (154,432)
                                                   -----------      -----------
CLASS R
  Proceeds from shares issued                      $     2,949      $    73,483
  Dividends reinvested                                   8,741            3,481
  Cost of shares redeemed                              (39,243)         (31,739)
                                                   -----------      -----------
  Change in Class R                                ($   27,553)     $    45,225
                                                   -----------      -----------
CLASS S
  Proceeds from shares issued                      $   158,317      $   136,114
  Dividends reinvested                                  52,566            8,468
  Cost of shares redeemed                               (6,481)         (14,039)
                                                   -----------      -----------
  Change in Class S                                $   204,402      $   130,543
                                                   -----------      -----------
Change in net assets from capital transactions     $ 1,516,349      $(6,112,846)
                                                   ===========      ===========
SHARE TRANSACTIONS:
CLASS A
  Issued                                                44,205          145,887
  Reinvested                                           186,389           96,324
  Redeemed                                            (130,538)        (279,411)
                                                   -----------      -----------
  Change in Class A                                    100,056          (37,200)
                                                   -----------      -----------
CLASS I
  Issued                                                79,004           94,389
  Reinvested                                            72,949           53,747
  Redeemed                                             (94,072)        (542,482)
                                                   -----------      -----------
  Change in Class I                                     57,881         (394,346)
                                                   -----------      -----------
CLASS C
  Issued                                                 1,227            2,791
  Reinvested                                             1,276            2,507
  Redeemed                                              (2,062)         (16,773)
                                                   -----------      -----------
  Change in Class C                                        441          (11,475)
                                                   -----------      -----------
CLASS R
  Issued                                                   253            5,810
  Reinvested                                               853              269
  Redeemed                                              (2,992)          (2,429)
                                                   -----------      -----------
  Change in Class R                                     (1,886)           3,650
                                                   -----------      -----------
CLASS S
  Issued                                                12,789           10,220
  Reinvested                                             4,940              639
  Redeemed                                                (565)          (1,032)
                                                   -----------      -----------
  Change in Class S                                     17,164            9,827
                                                   -----------      -----------
Change in shares from capital transactions             173,656         (429,544)
                                                   ===========      ===========

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK ENTERPRISE FUND


                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED     YEAR ENDED
                                                     MARCH 31,       SEPTEMBER 30,
                                                       2006              2005
                                                 ----------------    -------------
                                                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                      $  5,056,020      $ 10,180,788
  Dividends reinvested                                1,539,600           196,368
  Cost of shares redeemed                            (2,925,951)       (1,870,426)
                                                   ------------      ------------
  Change in Class A                                $  3,669,669      $  8,506,730
                                                   ------------      ------------
CLASS I
  Proceeds from shares issued                      $  2,407,515      $  4,569,103
  Dividends reinvested                                3,431,493         1,038,060
  Cost of shares redeemed                            (2,128,047)       (5,805,339)
                                                   ------------      ------------
  Change in Class I                                $  3,710,961      $   (198,176)
                                                   ------------      ------------
CLASS C
  Proceeds from shares issued                      $    654,071      $    720,262
  Dividends reinvested                                  103,385             6,849
  Cost of shares redeemed                               (40,726)          (51,917)
                                                   ------------      ------------
  Change in Class C                                $    716,730      $    675,194
                                                   ------------      ------------
CLASS R
  Proceeds from shares issued                       $         -      $     49,256
  Dividends reinvested                                      994               255
  Cost of shares redeemed                                (5,067)                -
                                                   ------------      ------------
  Change in Class R                                $     (4,073)     $     49,511
                                                   ------------      ------------
CLASS S
  Proceeds from shares issued                      $ 16,022,296      $ 16,493,378
  Dividends reinvested                               33,738,820        12,015,924
  Cost of shares redeemed                           (33,442,166)      (81,523,746)
                                                   ------------      ------------
  Change in Class S                                $ 16,318,950      $(53,014,444)
                                                   ------------      ------------
Change in net assets from capital transactions     $ 24,412,237      $(43,981,185)
                                                   ============      ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                199,554           413,084
  Reinvested                                             66,794             7,861
  Redeemed                                             (117,370)          (76,157)
                                                   ------------      ------------
  Change in Class A                                     148,978           344,788
                                                   ------------      ------------
CLASS I
  Issued                                                 94,905           185,598
  Reinvested                                            148,101            41,456
  Redeemed                                              (84,446)         (234,505)
                                                   ------------      ------------
  Change in Class I                                     158,560            (7,451)
                                                   ------------      ------------
CLASS C
  Issued                                                 26,834            29,242
  Reinvested                                              4,550               276
  Redeemed                                               (1,663)           (2,074)
                                                   ------------      ------------
  Change in Class C                                      29,721            27,444
                                                   ------------      ------------
CLASS R
  Issued                                                      -             1,974
  Reinvested                                                 43                10
  Redeemed                                                 (204)                -
                                                   ------------      ------------
  Change in Class R                                        (161)            1,984
                                                   ------------      ------------
CLASS S
  Issued                                                637,544           663,680
  Reinvested                                          1,456,142           480,061
  Redeemed                                           (1,337,933)       (3,296,110)
                                                   ------------      ------------
  Change in Class S                                     755,753        (2,152,369)
                                                   ------------      ------------
Change in shares from capital transactions            1,092,851        (1,785,604)
                                                   ============      ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK ENTERPRISE SMALL CAP FUND

                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED     YEAR ENDED
                                                     MARCH 31,       SEPTEMBER 30,
                                                       2006              2005)
                                                 ----------------    -------------
                                                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                      $    832,384      $  2,380,621
  Dividends reinvested                                  414,559           185,455
  Cost of shares redeemed                              (804,485)       (1,530,522)
                                                   ------------      ------------
  Change in Class A                                $    442,458      $  1,035,554
                                                   ------------      ------------
CLASS C
  Proceeds from shares issued                      $    171,701      $    461,224
  Dividends reinvested                                   95,240            14,187
  Cost of shares redeemed                              (229,939)         (202,006)
                                                   ------------      ------------
  Change in Class C                                $     37,002      $    273,405
                                                   ------------      ------------
CLASS R
  Proceeds from shares issued                        $        -      $     14,012
  Dividends reinvested                                    2,723               953
  Cost of shares redeemed                                (4,157)                -
                                                   ------------      ------------
  Change in Class R                                $     (1,434)     $     14,965
                                                   ------------      ------------
CLASS S
  Proceeds from shares issued                      $    968,560      $  2,454,568
  Dividends reinvested                                9,753,447         5,242,047
  Cost of shares redeemed                            (8,327,242)      (14,584,577)
                                                   ------------      ------------
  Change in Class S                                $  2,394,765      $ (6,887,962)
                                                   ------------      ------------
Change in net assets from capital transactions     $  2,872,791      $ (5,564,038)
                                                   ============      ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                 26,588            71,803
  Reinvested                                             14,806             5,553
  Redeemed                                              (25,814)          (46,948)
                                                   ------------      ------------
  Change in Class A                                      15,580            30,408
                                                   ------------      ------------
CLASS C
  Issued                                                  5,557            14,298
  Reinvested                                              3,453               427
  Redeemed                                               (7,805)           (6,225)
                                                   ------------      ------------
  Change in Class C                                       1,205             8,500
                                                   ------------      ------------
CLASS R
  Issued                                                      -               404
  Reinvested                                                 98                29
  Redeemed                                                 (145)                -
                                                   ------------      ------------
  Change in Class R                                         (47)              433
                                                   ------------      ------------
CLASS S
  Issued                                                 31,005            74,653
  Reinvested                                            346,728           156,663
  Redeemed                                             (268,552)         (446,464)
                                                   ------------      ------------
  Change in Class S                                     109,181          (215,148)
                                                   ------------      ------------
Change in shares from capital transactions              125,919          (175,807)
                                                   ============      ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK VALUE FUND

                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED     YEAR ENDED
                                                     MARCH 31,       SEPTEMBER 30,
                                                       2006              2005
                                                 ----------------    -------------
                                                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                      $    291,711      $  1,472,596
  Dividends reinvested                                  337,055            66,192
  Cost of shares redeemed                            (1,454,241)         (133,888)
                                                   ------------      ------------
  Change in Class A                                $   (825,475)     $  1,404,900
                                                   ------------      ------------
CLASS C
  Proceeds from shares issued                      $      1,200      $     20,325
  Dividends reinvested                                    4,460             1,824
  Cost of shares redeemed                                (6,265)             (200)
                                                   ------------      ------------
  Change in Class C                                $       (605)     $     21,949
                                                   ------------      ------------
CLASS R
  Proceeds from shares issued                      $          -       $         -
  Dividends reinvested                                      598               309
  Cost of shares redeemed                                     -                 -
                                                   ------------      ------------
  Change in Class R                                $        598      $        309
                                                   ------------      ------------
CLASS S
  Proceeds from shares issued                      $  7,852,298      $ 14,848,948
  Dividends reinvested                               57,366,366        34,436,429
  Cost of shares redeemed                           (76,816,498)      (67,966,941)
                                                   ------------      ------------
  Change in Class S                                $(11,597,834)     $(18,681,564)
                                                   ------------      ------------
Change in net assets from capital transactions     $(12,423,316)     $(17,254,406)
                                                   ============      ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                  6,854            32,354
  Reinvested                                              8,660             1,466
  Redeemed                                              (36,519)           (2,989)
                                                   ------------      ------------
  Change in Class A                                     (21,005)           30,831
                                                   ------------      ------------
CLASS C
  Issued                                                     27               435
  Reinvested                                                115                41
  Redeemed                                                 (159)               (4)
                                                   ------------      ------------
  Change in Class C                                         (17)              472
                                                   ------------      ------------
CLASS R
  Issued                                                      -                 -
  Reinvested                                                 15                 7
  Redeemed                                                    -                 -
                                                   ------------      ------------
  Change in Class R                                          15                 7
                                                   ------------      ------------
CLASS S
  Issued                                                191,593           324,852
  Reinvested                                          1,472,443           762,033
  Redeemed                                           (1,879,848)       (1,484,514)
                                                   ------------      ------------
  Change in Class S                                    (215,812)         (397,629)
                                                   ------------      ------------
Change in shares from capital transactions             (236,819)         (366,319)
                                                   ============      ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK MICROCAP VALUE FUND

                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED     YEAR ENDED
                                                     MARCH 31,       SEPTEMBER 30,
                                                       2006              2005
                                                 ----------------    -------------
                                                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                      $  8,632,091      $  9,681,055
  Dividends reinvested                                  724,313           138,103
  Cost of shares redeemed                            (2,091,725)       (1,708,391)
                                                   ------------      ------------
  Change in Class A                                $  7,264,679      $  8,110,767
                                                   ------------      ------------
CLASS C
  Proceeds from shares issued                      $    556,381      $    309,334
  Dividends reinvested                                   40,803            10,671
  Cost of shares redeemed                               (32,285)          (20,393)
                                                   ------------      ------------
  Change in Class C                                $    564,899      $    299,612
                                                   ------------      ------------
CLASS R
  Proceeds from shares issued                      $     13,874      $     30,532
  Dividends reinvested                                    8,962             4,653
  Cost of shares redeemed                               (77,457)           (2,283)
                                                   ------------      ------------
  Change in Class R                                $    (54,621)     $     32,902
                                                   ------------      ------------
CLASS S
  Proceeds from shares issued                      $ 11,438,209      $ 22,360,127
  Dividends reinvested                               19,192,907        10,338,361
  Cost of shares redeemed                           (33,274,000)      (49,221,725)
                                                   ------------      ------------
  Change in Class S                                $ (2,642,884)     $(16,523,237)
                                                   ------------      ------------
Change in net assets from capital transactions     $  5,132,073      $ (8,079,956)
                                                   ============      ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                405,735           476,629
  Reinvested                                             36,125             6,859
  Redeemed                                              (98,962)          (84,378)
                                                   ------------      ------------
  Change in Class A                                     342,898           399,110
                                                   ------------      ------------
CLASS C
  Issued                                                 26,482            15,346
  Reinvested                                              2,055               531
  Redeemed                                               (1,498)           (1,010)
                                                   ------------      ------------
  Change in Class C                                      27,039            14,867
                                                   ------------      ------------
CLASS R
  Issued                                                    659             1,505
  Reinvested                                                447               231
  Redeemed                                               (3,661)             (111)
                                                   ------------      ------------
  Change in Class R                                      (2,555)            1,625
                                                   ------------      ------------
CLASS S
  Issued                                                536,605         1,096,146
  Reinvested                                            954,871           512,053
  Redeemed                                           (1,572,633)       (2,426,665)
                                                   ------------      ------------
  Change in Class S                                     (81,157)         (818,466)
                                                   ------------      ------------
Change in shares from capital transactions              286,225          (402,864)
                                                   ============      ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

7. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund. Effective as of the taxable year ended September 30, 2004, each of the Funds changed its annual tax period to September 30th.

The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of those allowed to be recognized for federal income tax purposes. As of March 31, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                                                                                     Net Unrealized
                                  Tax Cost        Unrealized        Unrealized        Appreciation
                               of Securities     Appreciation      Depreciation      (Depreciation)
                               -------------     ------------      ------------      --------------
Large Cap Growth Fund          $129,751,736      $ 22,583,981      $ (6,628,691)      $ 15,955,290
Mid Cap Growth Fund              96,539,774        30,532,903        (2,098,388)        28,434,515
Small Cap Growth Fund             9,247,769         3,688,273          (603,188)         3,085,085
Enterprise Fund                 277,369,717       132,240,533       (13,933,775)       118,306,758
Enterprise Small Cap Fund        47,279,138        30,475,341        (2,973,030)        27,502,311
Value Fund                      219,637,721       102,342,163        (4,899,727)        97,442,436
Microcap Value Fund             171,720,409       103,376,871       (14,164,198)        89,212,673

The tax character of distributions during the fiscal year ended September 30, 2005 was as follows:

                                                      Distribution Paid From
                         ----------------------------------------------------------------------------------
                             Net                                                                  Total
                         Investment     Net Long Term     Total Taxable       Tax Exempt      Distributions
                           Income       Capital Gains     Distributions     Distributions         Paid
                         ----------     -------------     -------------     -------------     -------------
Large Cap Growth
 Fund                   $  357,837       $         -       $   357,837           $   -         $   357,837
Mid Cap Growth
 Fund                            -        14,589,566        14,589,566               -          14,589,566
Small Cap Growth
 Fund                       48,489         2,178,450         2,226,939               -           2,226,939
Enterprise Fund          1,379,503        13,162,312        14,541,815               -          14,541,815
Enterprise Small Cap
 Fund                            -         5,723,541         5,723,541               -           5,723,541
Value Fund               6,906,033        28,842,246        35,748,279               -          35,748,279
Microcap Value
 Fund                    2,924,828         7,999,771        10,924,599               -          10,924,599

As of September 30, 2005 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                                 Accum.                            Total
                         Undist.       Undist.                                Capital and       Unrealized         Accum.
                        Ordinary      Long-Term        Accum.      Dist.         Other        Appreciation/      Earnings/
                         Income     Capital Gains     Earnings    Payable        Losses        Depreciation      (Deficit)
                        --------    -------------     --------    -------     -----------     -------------      ---------
Large Cap Growth
 Fund                  $  63,066     $         -    $    63,066    $   -      $(36,707,333)    $ 12,603,913    $(24,040,354)
Mid Cap Growth
 Fund                          -       1,621,492      1,621,492        -                 -       14,821,801      16,443,293
Small Cap Growth
 Fund                     93,040       2,745,780      2,838,820        -                 -        2,168,579       5,007,399
Enterprise Fund                -      40,289,904     40,289,904        -                 -       92,004,028     132,293,932
Enterprise Small Cap
 Fund                    628,113       9,626,709     10,254,822        -                 -       20,247,603      30,502,425
Value Fund             7,393,936      47,770,071     55,164,007        -                 -      105,896,512     161,060,519
Microcap Value Fund      898,938      16,761,465     17,660,403        -                 -       61,956,029      79,616,432

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

As of September 30, 2005, the following Fund had net capital loss carryforwards subject to certain limitations on availability, to offset future net capital gains, if any, as successor of a merger. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains will not be distributed to shareholders.

                           Capital Loss
                           Carryforward     Expires
                           ------------     -------
Large Cap Growth Fund      $24,118,394         2008
                             9,673,722         2009
                             2,915,217         2010

--------------------------------------------------------------------------------

8. MARKET TIMING

Tamarack strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by Voyageur. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds' prospectus contains a full description of Tamarack's policies on market timing and/or excessive trading. For purposes of the Financial Highlights, the impact from redemption fees paid to the Funds was less than $0.01 per share. During the period ended March 31, 2006 the redemption fees collected by each Fund were as follows:

                                    Redemption Fees
                                    ---------------
Large Cap Growth Fund                          $ 20
Mid Cap Growth Fund                             856
Small Cap Growth Fund                           487
Enterprise Fund                                 677
Enterprise Small Cap Fund                       362
Value Fund                                      288
Microcap Value Fund                             865

--------------------------------------------------------------------------------

9. SOFT DOLLARS

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. Voyageur and each sub-advisor, as applicable, have a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds' securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund's best interest. As of March 31, 2006 certain of the Funds used soft dollar arrangements on a limited basis. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

10. SUBSEQUENT EVENT

On May 8, 2006, Lance James, co-portfolio manager for the Tamarack Enterprise Fund and portfolio manager for the Tamarack Enterprise Small Cap Fund, joined Voyageur Asset Management, the Funds' advisor. Effective May 8, 2006, the Tamarack Board of Trustees voted to terminate the sub-advisory agreement with Oppenheimer Funds Institutional (OFI). (OFI had replaced Babson on April 1, 2006, as sub-advisor to the Tamarack Enterprise and Tamarack Enterprise Small Cap Funds under an interim advisory agreement approved by the Board of Trustees. OFI and Babson are affiliated companies both owned by Mass Mutual Financial Group.) Under the previous sub-advisory agreements, Lance James had been responsible for both the Tamarack Enterprise and Tamarack Enterprise Small Cap Funds and will continue to have responsibility for portfolio management of the Funds as an employee of Voyageur.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Large Cap Growth Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.17%
CONSUMER DISCRETIONARY - 18.89%
     43,680     Carnival Corp. (c)                               $  2,069,122
     45,500     Chico's FAS, Inc. (b)                               1,849,120
     44,420     E.W. Scripps Co. (The),                             1,986,018
                Class A
     80,520     eBay, Inc. (b)                                      3,145,111
     65,600     Home Depot, Inc.                                    2,774,880
     48,020     Kohl's Corp. (b) (c)                                2,545,540
     83,810     McGraw-Hill Cos.,                                   4,829,133
                Inc. (The)
    168,750     Staples, Inc. (c)                                   4,306,500
    106,080     Starbucks Corp. (b)                                 3,992,851
                                                                 ------------
                                                                   27,498,275
                                                                 ------------

CONSUMER STAPLES - 10.03%
     75,090     PepsiCo, Inc.                                       4,339,451
     72,300     Procter & Gamble Co.                                4,165,926
                  (The)
     94,880     Walgreen Co.                                        4,092,174
     30,120     Whole Foods Market,                                 2,001,173
                Inc.                                             ------------
                                                                   14,598,724
                                                                 ------------

ENERGY - 7.37%
     61,800     Apache Corp.                                        4,048,518
     42,450     EOG Resources, Inc.                                 3,056,400
     93,130     Smith International, Inc.                           3,628,345
                                                                 ------------
                                                                   10,733,263
                                                                 ------------

FINANCIALS - 8.71%
     81,650     AFLAC, Inc.                                         3,684,865
     10,220     Chicago Mercantile                                  4,573,450
                Exchange Holdings, Inc.
     85,000     SLM Corp.                                           4,414,900
                                                                 ------------
                                                                   12,673,215
                                                                 ------------

HEALTHCARE - 16.12%
     52,130     Amgen, Inc. (b)                                     3,792,458
     32,130     Express Scripts,                                    2,824,227
                Inc. (b) (c)
     49,170     Genzyme Corp. (b)                                   3,305,207
     62,960     Medtronic, Inc.                                     3,195,220
     64,890     Quest Diagnostics, Inc.                             3,328,857
     54,490     Stryker Corp.                                       2,416,087
     28,270     WellPoint, Inc. (b)                                 2,188,946
     35,760     Zimmer Holdings, Inc. (b)                           2,417,376
                                                                 ------------
                                                                   23,468,378
                                                                 ------------

INDUSTRIALS - 12.67%
     83,980     Danaher Corp. (c)                                   5,336,929
    134,810     General Electric Co.                                4,688,692
     55,030     United Parcel Service,                              4,368,281
                Inc., Class B (c)
     69,850     United Technologies                              $  4,049,205
                Corp.                                            ------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
                                                                   18,443,107
                                                                 ------------

INFORMATION TECHNOLOGY - 21.99%
    158,340     Adobe Systems, Inc.                                 5,529,233
    280,510     Cisco Systems, Inc. (b)                             6,078,651
     68,440     Fiserv, Inc. (b)                                    2,912,122
    109,990     Jabil Circuit, Inc. (b)                             4,714,171
    146,120     Microsoft Corp.                                     3,975,925
    105,740     Paychex, Inc.                                       4,405,128
     86,430     QUALCOMM, Inc.                                      4,374,222
                                                                 ------------
                                                                   31,989,452
                                                                 ------------

MATERIALS - 3.39%
    129,130     Ecolab, Inc.                                        4,932,766
                                                                 ------------

TOTAL COMMON STOCKS                                               144,337,180
(Cost $123,836,359)                                              ------------

INVESTMENT COMPANIES - 0.94%
  1,369,846     Wells Fargo Prime                                   1,369,846
                Investment Money                                 ------------
                Market Fund

TOTAL INVESTMENT COMPANIES                                          1,369,846
(Cost $1,369,846)                                                ------------

INVESTMENT OF CASH COLLATERAL FOR
SECURITIES ON LOAN - 9.37%
$13,635,787     Various Securities (see                            13,635,787
                Notes to Schedules of                            ------------
                Portfolio Investments for
                collateral information)

TOTAL INVESTMENT OF CASH                                           13,635,787
COLLATERAL FOR SECURITIES ON LOAN                                ------------
(Cost $13,635,787)

TOTAL INVESTMENTS                                                 159,342,813
(Cost $138,841,992) (a) - 109.48%
Liabilities in excess of other assets -                           (13,800,927)
(9.48)%                                                          ------------

NET ASSETS - 100.00%                                             $145,541,886
                                                                 ============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of March 31, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Mid Cap Growth Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 97.59%
CONSUMER DISCRETIONARY - 24.46%
     60,000     Aeropostale, Inc. (b)                            $  1,809,600
     52,000     CDW Corp. (c)                                       3,060,200
     69,000     Cheesecake Factory,                                 2,584,050
                Inc. (b)
     32,000     Chico's FAS, Inc. (b)                               1,300,480
    112,000     Coldwater Creek,                                    3,113,600
                Inc. (b) (c)
     44,000     Dick's Sporting Goods,                              1,745,480
                Inc. (b) (c)
    103,000     Gentex Corp. (c)                                    1,798,380
     32,000     Guitar Center, Inc. (b)                             1,526,400
     97,000     O'Reilly Automotive,                                3,546,320
                Inc. (b)
     97,000     Petsmart, Inc.                                      2,729,580
    100,000     SCP Pool Corp.                                      4,691,000
     43,000     Tractor Supply Co. (b)                              2,852,620
                                                                 ------------
                                                                   30,757,710
                                                                 ------------

CONSUMER STAPLES - 1.43%
     27,000     Whole Foods                                         1,793,880
                Market, Inc.                                     ------------

ENERGY - 4.69%
     85,000     BJ Services Co.                                     2,941,000
     76,000     Smith International, Inc.                           2,960,960
                                                                 ------------
                                                                    5,901,960
                                                                 ------------

FINANCIALS - 10.33%
      7,000     Chicago Mercantile                                  3,132,500
                Exchange Holdings, Inc.
    101,000     Commerce Bancorp,                                   3,701,650
                Inc. (c)
     75,000     East West Bancorp, Inc.                             2,891,250
     13,500     Legg Mason, Inc.                                    1,691,955
     19,000     Zions Bancorp.                                      1,571,870
                                                                 ------------
                                                                   12,989,225
                                                                 ------------

HEALTHCARE - 18.30%
     49,000     Biomet, Inc.                                        1,740,480
     20,000     Express Scripts,                                    1,758,000
                Inc. (b) (c)
     31,080     Fisher Scientific                                   2,114,994
                International, Inc. (b)
     35,000     Invitrogen Corp. (b) (c)                            2,454,550
     82,000     Omnicare, Inc. (c)                                  4,509,180
     42,000     Quest Diagnostics, Inc.                             2,154,600
     71,000     Varian Medical                                      3,987,360
                Systems, Inc. (b)
    151,000     VCA Antech, Inc. (b)                                4,300,480
                                                                 ------------
                                                                   23,019,644
                                                                 ------------

INDUSTRIALS - 24.58%
     56,000     ChoicePoint, Inc. (b) (c)                           2,506,000
     30,000     Danaher Corp. (c)                                   1,906,500


   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
     71,000     Donaldson Co., Inc.                              $  2,399,090
     50,000     Expeditors International                            4,319,500
                of Washington, Inc.
    100,000     Fastenal Co. (c)                                    4,734,000
     37,000     Florida Rock                                        2,080,140
                Industries, Inc.
     44,000     Graco, Inc.                                         1,998,920
    140,500     Knight Transportation,                              2,774,875
                Inc.
    102,000     Roper Industries, Inc.                              4,960,260
     48,000     Stericycle, Inc. (b)                                3,245,760
                                                                 ------------
                                                                   30,925,045
                                                                 ------------

INFORMATION TECHNOLOGY - 13.80%
     81,000     Cognos, Inc. (b)                                    3,150,900
     31,000     DST Systems, Inc. (b)                               1,796,140
     70,000     FactSet Research                                    3,104,500
                Systems, Inc.
     86,000     Jabil Circuit, Inc. (b)                             3,685,960
     99,000     Microchip Technology,                               3,593,700
                Inc.
     57,000     Plantronics, Inc.                                   2,019,510
                                                                 ------------
                                                                   17,350,710
                                                                 ------------

TOTAL COMMON STOCKS                                               122,738,174
(Cost $94,282,908)                                               ------------

INVESTMENT COMPANIES - 1.78%
  2,236,115     Wells Fargo Prime                                   2,236,115
                Investment Money                                 ------------
                Market Fund

TOTAL INVESTMENT COMPANIES                                          2,236,115
(Cost $2,236,115)                                                ------------

INVESTMENT OF CASH COLLATERAL FOR
SECURITIES ON LOAN - 14.40%
$18,111,483     Various Securities (see                            18,111,483
                Notes to Schedules of                            ------------
                Portfolio Investments for
                collateral information)

TOTAL INVESTMENT OF CASH                                           18,111,483
COLLATERAL FOR SECURITIES ON LOAN                                ------------
(Cost $18,111,483)

TOTAL INVESTMENTS                                                 143,085,772
(Cost $114,630,506) (a) - 113.77%                                ------------
Liabilities in excess of other assets -                           (17,315,137)
(13.77)%                                                         ------------

NET ASSETS - 100.00%                                             $125,770,635
                                                                 ============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of March 31, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Small Cap Growth Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 97.12%
CONSUMER DISCRETIONARY - 14.68%
      5,100     A.C. Moore Arts &                                $     93,840
                Crafts, Inc. (b)
      4,300     Catalina Marketing Corp.                               99,330
      7,250     Fred's, Inc.                                           96,135
      9,200     Gentex Corp.                                          160,632
      5,400     Hot Topic, Inc. (b)                                    78,300
      2,900     K-Swiss, Inc.                                          87,406
     10,000     Mikohn Gaming                                          95,700
                Corp. (b)
      3,400     P.F. Chang's China Bistro,                            167,586
                Inc. (b)
      7,400     RARE Hospitality                                      257,742
                International, Inc. (b)
      8,600     Shuffle Master, Inc. (b)                              307,364
      5,500     Sonic Corp. (b)                                       193,215
      2,600     Tractor Supply Co. (b)                                172,484
                                                                 ------------
                                                                    1,809,734
                                                                 ------------

CONSUMER STAPLES - 3.32%
      3,400     Peet's Coffee & Tea,                                  102,000
                Inc. (b)
      8,800     United Natural Foods,                                 307,736
                Inc. (b)                                         ------------
                                                                      409,736
                                                                 ------------

ENERGY - 4.41%
      2,300     Berry Petroleum Co.,                                  157,435
                Class A
      4,100     Oceaneering                                           234,930
                International, Inc. (b)
      3,500     Remington Oil & Gas                                   151,270
                Corp. (b)                                        ------------
                                                                      543,635
                                                                 ------------

FINANCIALS - 13.58%
      7,500     BISYS Group, Inc.                                     101,100
                (The) (b)
      7,200     HCC Insurance Holdings,                               250,560
                Inc.
      5,200     Hilb, Rogal & Hamilton                                214,344
                Co.
      4,800     Investment Technology                                 239,040
                Group, Inc. (b)
      3,700     Investors Financial                                   173,419
                Services Corp.
      5,100     Philadelphia                                          174,114
                Consolidated Holding
                Corp. (b)
      9,900     Raymond James                                         292,644
                Financial, Inc.
      2,900     SEI Investments Co.                                   117,537
      1,900     Wintrust Financial Corp.                              110,523
                                                                 ------------
                                                                    1,673,281
                                                                 ------------


   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
HEALTHCARE - 20.86%
      4,100     ArthroCare Corp. (b)                             $    196,062
      2,600     Biosite, Inc. (b)                                     135,018
      3,300     Cooper Cos., Inc. (The)                               178,299
      9,600     HealthExtras, Inc. (b)                                338,880
      2,500     IDEXX Laboratories,                                   215,900
                Inc. (b)
     10,950     K-V Pharmaceutical Co.,                               264,114
                Class A (b)
      6,000     Kensey Nash Corp. (b)                                 171,600
      5,600     Kyphon, Inc. (b)                                      208,320
      6,600     Pharmaceutical Product                                228,426
                Development, Inc.
      2,200     SonoSite, Inc. (b)                                     89,408
      3,700     Sunrise Senior Living,                                144,189
                Inc. (b)
      3,300     SurModics, Inc. (b)                                   116,688
      4,600     Taro Pharmaceutical                                    64,124
                Industries Ltd. (b)
      6,400     VistaCare, Inc. (b)                                    99,200
      3,300     Young Innovations, Inc.                               120,516
                                                                 ------------
                                                                    2,570,744
                                                                 ------------

INDUSTRIALS - 17.37%
      2,600     Actuant Corp., Class A                                159,172
      5,700     DRS Technologies, Inc.                                312,759
      7,200     EGL, Inc. (b)                                         324,000
     13,025     Knight Transportation,                                257,244
                Inc.
      5,500     Mercury Computer                                       89,100
                Systems, Inc. (b)
      3,700     NuCo2, Inc. (b)                                       117,438
      6,500     Simpson Manufacturing                                 281,450
                Co., Inc.
      3,300     Stericycle, Inc. (b)                                  223,146
      3,700     Teleflex, Inc.                                        265,031
      5,800     Tetra Tech, Inc. (b)                                  110,722
                                                                 ------------
                                                                    2,140,062
                                                                 ------------

INFORMATION TECHNOLOGY - 20.55%
      4,600     Actel Corp. (b)                                        73,324
      3,600     Acxiom Corp.                                           93,024
      6,600     ANSYS, Inc. (b)                                       357,390
      1,800     Black Box Corp.                                        86,490
      4,800     Cymer, Inc. (b)                                       218,112
      4,800     Digital River, Inc. (b)                               209,328
      2,500     F5 Networks, Inc. (b)                                 181,225
      5,300     Global Payments, Inc.                                 280,953
      4,600     Kronos, Inc. (b)                                      171,994
      4,500     Open Text Corp. (b)                                    73,935
      5,900     Photronics, Inc. (b)                                  110,684
      3,400     ScanSource, Inc. (b)                                  205,394
      6,900     TriQuint Semiconductor,                                33,948
                Inc. (b)
      3,500     WebEx Communications,                                 117,845
                Inc. (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Small Cap Growth Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
      7,500     Wind River Systems,                              $     93,375
                Inc. (b)
      5,050     Zebra Technologies                                    225,836
                Corp., Class A (b)                               ------------
                                                                    2,532,857
                                                                 ------------

MATERIALS - 2.35%
      5,800     Spartech Corp.                                        139,200
      5,400     Valspar Corp.                                         150,498
                                                                 ------------
                                                                      289,698
                                                                 ------------

TOTAL COMMON STOCKS                                                11,969,747
(Cost $8,785,060)                                                ------------

INVESTMENT COMPANIES - 2.95%
    363,107     Wells Fargo Prime                                     363,107
                Investment Money                                 ------------
                Market Fund

TOTAL INVESTMENT COMPANIES                                            363,107
(Cost $363,107)                                                  ------------

TOTAL INVESTMENTS                                                  12,332,854
(Cost $9,148,167) (a) - 100.07%
Liabilities in excess of other assets -                                (8,993)
(0.07)%                                                          ------------

NET ASSETS - 100.00%                                             $ 12,323,861
                                                                 ============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 94.27%
CONSUMER DISCRETIONARY - 16.53%
    229,400     Carmike Cinemas,                                 $  5,535,422
                Inc. (c)
    669,000     Casual Male Retail                                  6,516,060
                Group, Inc. (b) (c)
    256,800     CDI Corp.                                           7,388,136
    680,100     Hancock Fabrics, Inc. (c)                           2,475,564
    300,100     Libbey, Inc.                                        2,124,708
    248,000     Mac-Gray Corp. (b)                                  2,941,280
    450,400     Movado Group, Inc.                                 10,395,232
  1,235,900     Regent Communications,                              5,697,499
                Inc. (b)
     11,300     Rowe Furniture Corp. (b)                               16,385
    410,393     Rush Enterprises, Inc.,                             7,214,709
                Class A (b)
    123,789     Standard Parking                                    3,449,999
                Corp. (b)
    243,700     Steinway Musical                                    7,852,014
                Instruments, Inc. (b)
    131,700     Thomas Nelson, Inc.                                 3,852,225
                                                                 ------------
                                                                   65,459,233
                                                                 ------------

CONSUMER STAPLES - 1.01%
    114,600     United Natural Foods,                               4,007,562
                Inc. (b) (c)                                     ------------

ENERGY - 5.41%
    174,300     Goodrich Petroleum                                  4,706,100
                Corp. (b) (c)
    272,000     Gulf Island Fabrication,                            6,438,240
                Inc.
    218,800     Tetra Technologies,                                10,292,352
                Inc. (b)                                         ------------
                                                                   21,436,692
                                                                 ------------

FINANCIALS - 17.45%
    246,500     ASTA Funding, Inc. (c)                              8,198,591
     87,400     Bank of the Ozarks,                                 3,190,100
                Inc. (c)
    138,100     Boston Private Financial                            4,666,399
                Holdings, Inc.
    120,009     Capital Corp of the West                            4,406,730
     96,259     Cobiz, Inc. (c)                                     1,982,935
    149,472     Dearborn Bancorp,                                   3,363,120
                Inc. (b)
    168,800     FirstCity Financial                                 2,010,408
                Corp. (b)
    189,096     Hanmi Financial Corp.                               3,415,074
    211,200     Harrington West                                     3,423,552
                Financial Group, Inc.
    114,000     LaSalle Hotel Properties                            4,674,000
     90,968     Mercantile Bank Corp.                               3,556,849
    105,193     MetroCorp Bancshares,                               2,840,211
                Inc.
     54,900     National Interstate Corp.                           1,194,075


   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
    141,560     Northrim Bancorp, Inc.                           $  3,397,440
    389,666     Sanders Morris Harris                               6,250,243
                Group, Inc. (c)
    151,554     Sterling Financial                                  4,395,066
                Corp. (c)
    163,600     SWS Group, Inc.                                     4,278,140
     96,012     Taylor Capital Group, Inc.                          3,762,710
                                                                 ------------
                                                                   69,005,643
                                                                 ------------

HEALTHCARE - 5.15%
    120,900     Landauer, Inc.                                      6,071,598
    424,275     Penwest Pharmaceuticals                             9,202,525
                Co. (b) (c)
    140,624     Young Innovations, Inc.                             5,135,588
                                                                 ------------
                                                                   20,409,711
                                                                 ------------

INDUSTRIALS - 16.85%
    365,900     Allied Defense Group,                               8,031,505
                Inc. (b) (c)
    240,525     Columbus McKinnon                                   6,477,338
                Corp. (b)
    166,400     Dixie Group, Inc.                                   2,489,344
                (The) (b)
    357,000     EDO Corp. (c)                                      11,013,450
     79,500     ESCO Technologies,                                  4,026,675
                Inc. (b)
     17,000     Freightcar America, Inc.                            1,081,200
    144,500     Herley Industries, Inc. (b)                         3,017,160
    398,837     LSI Industries, Inc.                                6,796,182
    594,763     Modtech Holdings,                                   5,204,176
                Inc. (b) (c)
    207,800     Old Dominion Freight                                5,600,210
                Line, Inc. (b)
    325,010     Quixote Corp. (c)                                   8,043,998
    170,300     SCS Transportation,                                 4,957,433
                Inc. (b)                                         ------------
                                                                   66,738,671
                                                                 ------------

INFORMATION TECHNOLOGY - 15.85%
    175,000     Comtech                                             5,104,750
                Telecommunications
                Corp. (b)
    306,600     Covansys Corp. (b)                                  5,270,454
    382,500     EMS Technologies,                                   6,896,475
                Inc. (b)
    415,300     Fargo Electronics, Inc. (b)                         7,022,723
    677,732     HMS Holdings Corp. (b)                              5,930,155
    576,300     Hypercom Corp. (b)                                  5,359,590
    435,500     LaBarge, Inc. (b)                                   6,510,725
    308,933     Printronix, Inc.                                    4,773,015
    187,800     Spectrum Control,                                   1,536,204
                Inc. (b)
    818,081     Stellent, Inc.                                      9,702,441
    423,600     Tyler Technologies,                                 4,659,600
                Inc. (b)                                         ------------
                                                                   62,766,132
                                                                 ------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Enterprise Fund (cont.)

--------------------------------------------------------------------------------
   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
MATERIALS - 10.28%
    236,200     Ennis Business                                   $  4,605,900
                Forms, Inc.
    719,000     Intertape Polymer Group,                            6,183,400
                Inc. (b)
    432,300     NN, Inc.                                            5,580,993
    412,250     Penford Corp.                                       6,628,980
    693,300     U.S. Concrete, Inc. (b)                            10,025,118
    299,688     Universal Stainless &                               7,701,982
                Alloy Products, Inc. (b)                         ------------
                                                                   40,726,373
                                                                 ------------

OTHER - 4.08%
    496,200     ABM Industries, Inc.                                9,512,154
    543,400     Remedytemp, Inc. (b)                                6,656,650
                                                                 ------------
                                                                   16,168,804
                                                                 ------------

UTILITIES - 1.66%
    181,400     Central Vermont Public                              3,847,494
                Service Corp.
    104,800     Unitil Corp.                                        2,736,328
                                                                 ------------
                                                                    6,583,822
                                                                 ------------

TOTAL COMMON STOCKS                                               373,302,643
(Cost $254,486,577)                                              ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.69%
$ 6,700,000     Federal Home Loan                                   6,697,521
                Bank, 4.44%, 4/3/06 (d)                          ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                            6,697,521
(Cost $6,698,347)                                                ------------

INVESTMENT COMPANIES - 3.96%
 15,676,311     Wells Fargo Prime                                  15,676,311
                Investment Money                                 ------------
                Market Fund

TOTAL INVESTMENT COMPANIES                                         15,676,311
(Cost $15,676,311)                                               ------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 14.05%
$55,643,507     Various Securities (see                          $ 55,643,507
                Notes to Schedules of                            ------------
                Portfolio Investments for
                collateral information)

TOTAL INVESTMENT OF CASH                                           55,643,507
COLLATERAL FOR SECURITIES ON LOAN                                ------------
(Cost $55,643,507)

TOTAL INVESTMENTS                                                 451,319,982
(Cost $332,504,742) (a) - 113.97%
Liabilities in excess of other assets -                           (55,333,494)
(13.97)%                                                         ------------

NET ASSETS - 100.00%                                             $395,986,488
                                                                 ============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of March 31, 2006.
(d)  Rate represents the effective yield at purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 98.23%
CONSUMER DISCRETIONARY - 28.95%
     40,550     ADVO, Inc.                                       $  1,297,600
     17,700     Alberto-Culver Co.,                                   782,871
                Class B
     23,800     Big 5 Sporting Goods                                  466,004
                Corp.
     29,600     BJ's Wholesale Club,                                  932,696
                Inc. (b)
    127,100     Casual Male Retail                                  1,237,954
                Group, Inc. (b) (c)
     44,300     CDI Corp.                                           1,274,511
    155,100     Enesco Group, Inc. (b) (c)                            314,853
     45,800     Gardner Denver, Inc. (b)                            2,986,160
     92,100     Hancock Fabrics, Inc. (c)                             335,244
     47,250     Men's Wearhouse, Inc.                               1,698,165
    130,800     Movado Group, Inc. (c)                              3,018,864
      4,100     Red Robin Gourmet                                     193,520
                Burgers, Inc. (b) (c)
     47,200     Salem Communications                                  708,472
                Corp. (b)
     26,825     SCP Pool Corp.                                      1,258,361
     42,500     Source Interlink Cos.,                                484,500
                Inc. (b) (c)
      7,900     Sports Authority, Inc.                                291,510
                (The) (b) (c)
     79,400     Stein Mart, Inc.                                    1,383,148
     64,400     Steinway Musical                                    2,074,968
                Instruments, Inc. (b)
     67,500     Stride Rite Corp.                                     977,400
                                                                 ------------
                                                                   21,716,801
                                                                 ------------

CONSUMER STAPLES - 1.97%:
     90,400     Smart & Final, Inc. (b) (c)                         1,481,656
                                                                 ------------

ENERGY - 1.97%:
     39,400     Basic Energy Services,                              1,174,120
                Inc. (b)
     41,000     Grey Wolf, Inc. (b) (c)                               305,040
                                                                 ------------
                                                                    1,479,160
                                                                 ------------

FINANCIALS - 15.58%:
    158,300     Ashford Hospitality Trust,                          1,962,919
                Inc.
     36,200     ASTA Funding, Inc. (c)                              1,204,012
     55,808     Cash America                                        1,675,356
                International, Inc.
     34,268     Commerce Bancorp,                                   1,255,922
                Inc. (c)
     22,000     Commercial Capital                                    309,320
                Bancorp, Inc.
     22,350     Delphi Financial Group,                             1,153,931
                Inc., Class A
     12,100     GB&T Bancshares, Inc.                                 270,435
     16,700     Pro-Assurance Corp. (b)                               868,400


   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
     11,400     Scottish Annuity & Life                          $    282,834
                Holdings Ltd.
      9,300     SL Green Realty Corp. (c)                             943,950
      8,961     Sun Bancorp, Inc. (b)                                 174,740
     16,100     TriCo Bancshares                                      455,952
     26,200     UCBH Holdings, Inc. (c)                               495,704
      4,800     Union Bankshares Corp.                                219,408
      9,259     Western Sierra Bancorp                                419,803
                                                                 ------------
                                                                   11,692,686
                                                                 ------------

HEALTHCARE - 10.14%:
     74,900     Angiotech                                           1,108,520
                Pharmaceuticals,
                Inc. (b) (c)
     46,900     Inverness Medical                                   1,347,437
                Innovations, Inc. (b)
     55,602     Polymedica Corp.                                    2,355,300
    105,475     PSS World Medical,                                  2,034,613
                Inc. (b)
     19,500     Respironics, Inc. (b)                                 758,745
                                                                 ------------
                                                                    7,604,615
                                                                 ------------

INDUSTRIALS - 16.01%:
     30,600     Applied Films Corp. (b)                               594,558
     19,900     Arkansas Best Corp. (c)                               778,488
     46,800     Blount International,                                 753,948
                Inc. (b)
     37,900     Carlisle Co.                                        3,100,220
     73,500     Comstock Homebuilding                                 809,235
                Cos., Inc., Class A (b) (c)
     15,500     Gehl Co. (b)                                          513,360
     14,600     Manitowoc Co., Inc.                                 1,330,790
                (The)
     58,400     Paxar Corp. (b)                                     1,142,888
      5,700     Roper Industries, Inc.                                277,191
     39,500     Wabtec Corp.                                        1,287,700
     39,200     Watts Water                                         1,424,528
                Technologies, Inc.,                              ------------
                Class A
                                                                   12,012,906
                                                                 ------------

INFORMATION TE CHNOLOGY - 7.41%:
     71,600     Aeroflex, Inc. (b)                                    983,068
     67,100     Aspen Technology,                                     848,815
                Inc. (b)
     25,100     Benchmark Electronics,                                962,585
                Inc. (b) (c)
     84,000     C&D Technologies,                                     776,160
                Inc. (c)
     29,300     JDA Software Group,                                   423,092
                Inc. (b)
      1,100     Keithley Instruments, Inc.                             16,896
      9,400     ScanSource, Inc. (b)                                  567,854
    144,400     Skyworks Solutions,                                   980,476
                Inc. (b)                                         ------------
                                                                    5,558,946
                                                                 ------------

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Enterprise Small Cap Fund (cont.)

--------------------------------------------------------------------------------
   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
MATERIALS - 13.80%:
     55,100     ElkCorp                                          $  1,859,625
     99,100     Hercules, Inc. (b)                                  1,367,580
    201,800     Interface, Inc. (b)                                 2,786,858
    157,300     Intertape Polymer Group,                            1,352,780
                Inc. (b)
     35,900     Koppers Holdings, Inc.                                705,435
      7,587     Mohawk Industries                                     612,423
                 Co. (b)
     69,500     Spartech Corp.                                      1,668,000
                                                                 ------------
                                                                   10,352,701
                                                                 ------------

TELECOMMUNICATION SERVICES - 0.72%:
     67,200     Premiere Global Services,                             540,960
                Inc. (b)                                         ------------

UTILITIES - 1.68%:
     36,000     Energen Corp.                                       1,260,000
                                                                 ------------

TOTAL COMMON STOCKS                                                73,700,431
(Cost $45,984,047)                                               ------------

INVESTMENT COMPANIES - 1.44%:
  1,081,018     Wells Fargo Prime                                   1,081,018
                Investment Money                                 ------------
                Market Fund

TOTAL INVESTMENT COMPANIES                                          1,081,018
(Cost $1,081,018)                                                ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 14.96%:
$11,226,790     Various Securities (see                            11,226,790
                Notes to Schedules of                            ------------
                Portfolio Investments for
                collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL                                11,226,790
FOR SECURITIES ON LOAN                                           ------------
(Cost $11,226,790)

TOTAL INVESTMENTS                                                  86,008,239
(Cost $58,291,855) (a) - 114.63%
Liabilities in excess of other assets -                           (10,980,214)
(14.63)%                                                         ------------

NET ASSETS - 100.00%                                             $ 75,028,025
                                                                 ============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of March 31, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 97.58%:
CONSUMER DISCRETIONARY - 11.28%:
    111,330     Altria Group, Inc.                               $  7,888,843
    119,770     CBS Corp., Class B                                  2,872,085
    100,000     Johnson Controls, Inc.                              7,593,000
    214,850     Limited Brands, Inc.                                5,255,231
    110,000     McDonald's Corp.                                    3,779,600
    118,970     Viacom, Inc., Class B (b)                           4,616,036
    117,720     Walt Disney Co. (The)                               3,283,211
                                                                 ------------
                                                                   35,288,006
                                                                 ------------

CONSUMER STAPLES - 7.84%:
    104,200     Colgate-Palmolive Co.                               5,949,820
    140,100     CVS Corp.                                           4,184,787
    115,360     Diageo PLC ADR (c)                                  7,317,285
    160,980     Kellogg Co.                                         7,089,559
                                                                 ------------
                                                                   24,541,451
                                                                 ------------

ENERGY - 11.58%:
    109,132     BP PLC ADR                                          7,523,560
    118,500     Chevron Corp.                                       6,869,445
    169,500     Exxon Mobil Corp.                                  10,315,770
     70,000     Nabors Industries Ltd. (b)                          5,010,600
     70,440     Occidental Petroleum                                6,526,266
                Corp.                                            ------------
                                                                   36,245,641
                                                                 ------------

FINANCIALS - 29.79%:
     91,800     AFLAC, Inc.                                         4,142,934
     96,500     Allstate Corp.                                      5,028,615
    159,700     American Express Co.                                8,392,235
    168,840     American International                             11,158,637
                Group, Inc.
    181,150     Bank of America Corp.                               8,249,571
    237,366     Citigroup, Inc.                                    11,210,797
     59,400     Freddie Mac                                         3,623,400
    170,900     Morgan Stanley                                     10,735,938
    129,100     SLM Corp.                                           6,705,454
    250,000     U.S. Bancorp (c)                                    7,625,000
    150,002     Wachovia Corp. (c)                                  8,407,612
    124,660     Wells Fargo & Co.                                   7,962,034
                                                                 ------------
                                                                   93,242,227
                                                                 ------------

HEALTHCARE - 6.81%:
    194,540     Merck & Co., Inc. (c)                               6,853,644
    325,140     Pfizer, Inc.                                        8,102,489
    154,640     Teva Pharmaceutical                                 6,368,075
                Industries Ltd. ADR                              ------------
                                                                   21,324,208
                                                                 ------------

INDUSTRIALS - 10.42%:
     90,000     Burlington Northern                                 7,499,700
                Santa Fe Corp.
    108,200     General Electric Co.                                3,763,196
    118,670     Rockwell Collins, Inc.                              6,687,055


   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
    114,800     United Parcel Service,                           $  9,112,824
                Inc., Class B (c)
    156,940     Waste Management, Inc.                              5,539,982
                                                                 ------------
                                                                   32,602,757
                                                                 ------------

INFORMATION TECHNOLOGY - 11.91%:
     71,400     Apple Computer, Inc. (b)                            4,478,208
     61,000     Best Buy Co., Inc.                                  3,411,730
    200,400     Cisco Systems, Inc. (b)                             4,342,668
    220,900     Hewlett-Packard Co.                                 7,267,610
    107,260     International Business                              8,845,732
                Machines Corp
    142,800     Microsoft Corp.                                     3,885,588
    300,000     Symantec Corp. (b)                                  5,049,000
                                                                 ------------
                                                                   37,280,536
                                                                 ------------

TELECOMMUNICATION SERVICES - 4.39%:
    216,670     BCE, Inc.                                           5,213,080
    250,300     Verizon Communications,                             8,525,217
                Inc.                                             ------------
                                                                   13,738,297
                                                                 ------------

UTILITIES - 3.55%:
     47,500     Entergy Corp.                                       3,274,650
    148,400     Exelon Corp.                                        7,850,360
                                                                 ------------
                                                                   11,125,010
                                                                 ------------

TOTAL COMMON STOCKS                                               305,388,133
(Cost $207,319,122)                                              ------------

INVESTMENT COMPANIES - 3.74%:
 11,692,024     Wells Fargo Prime                                  11,692,024
                Investment Money                                 ------------
                Market Fund

TOTAL INVESTMENT COMPANIES                                         11,692,024
(Cost $11,692,024)                                               ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 6.76%:
$21,145,029     Various Securities (see                            21,145,029
                Notes to Schedules of                            ------------
                Portfolio Investments for
                collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL                                21,145,029
FOR SECURITIES ON LOAN                                           ------------
(Cost $21,145,029)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
TOTAL INVESTMENTS                                                $338,225,186
(Cost $240,156,175) (a) - 108.07%
Liabilities in excess of other assets -                           (25,267,928)
(8.07)%                                                          ------------

NET ASSETS - 100.00%                                             $312,957,258
                                                                 ============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of March 31, 2006.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 97.95%
CONSUMER DISCRETIONARY - 24.97%
     70,000     Aftermarket Technology                           $  1,582,700
                Corp. (b)
      2,800     Allen Organ Co., Class B                              156,100
     29,800     Ambassadors                                           541,168
                International, Inc.
     48,500     AMERCO (b)                                          4,800,045
     34,500     America's Car Mart,                                   741,750
                Inc. (b)
     15,000     AMREP Corp.                                           592,500
     21,400     Andersons, Inc. (The)                               1,674,122
     60,000     Asbury Automotive                                   1,183,200
                Group, Inc. (b)
     40,000     Ashworth, Inc. (b)                                    397,200
    169,000     BB Holdings Ltd.                                      777,400
     25,000     Benihana, Inc.,                                       773,000
                Class A (b)
     22,000     Big Dog Holdings,                                     256,740
                Inc. (b)
     69,000     Bluegreen Corp. (b)                                   912,180
     45,000     Bon-Ton Stores, Inc. (The)                          1,455,750
     46,000     Books-A-Million, Inc.                                 529,460
     15,127     Bowl America, Inc.,                                   220,854
                Class A
     61,000     Charlotte Russe Holding,                            1,305,400
                Inc. (b)
     39,000     Consolidated Graphics,                              2,032,680
                Inc. (b)
     37,000     Cornell Cos., Inc. (b)                                534,280
     95,000     CSK Auto Corp. (b)                                  1,317,650
     32,000     CSS Industries, Inc.                                1,047,680
     32,000     Cutter & Buck, Inc.                                   384,960
     40,000     Deb Shops, Inc.                                     1,188,000
     22,000     Dominion Homes,                                       216,920
                Inc. (b)
     13,500     Duckwall-ALCO Stores,                                 318,735
                Inc. (b)
     83,000     Elizabeth Arden, Inc. (b)                           1,935,560
     16,500     Emak Worldwide, Inc. (b)                              137,610
     20,800     Exponent, Inc. (b)                                    658,320
    117,000     Finish Line, Inc. (The),                            1,924,650
                Class A
     26,000     Finlay Enterprises, Inc. (b)                          266,760
     95,000     First Cash Financial                                1,899,050
                Services, Inc. (b)
     48,000     Friedman's, Inc.,                                           0
                Class A (c) (e)
      2,250     FRMO Corp. (b)                                          8,663
     36,000     Gaiam, Inc. (b)                                       579,960
     26,000     Hampshire Group Ltd. (b)                              531,440
     40,000     Hartmarx Corp. (b)                                    356,400
     21,000     Hastings Entertainment,                               127,050
                Inc. (b)
     31,000     Hooker Furniture Corp.                                585,900


   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
     75,000     Isle of Capri Casinos,                           $  2,496,000
                Inc. (b)
     15,000     J. Alexander's Corp.                                  121,500
     73,000     JAKKS Pacific, Inc. (b)                             1,952,020
     93,657     K2, Inc. (b)                                        1,175,395
     12,807     Knape & Vogt                                          237,314
                Manufacturing Co.
     12,100     Lakeland Industries,                                  248,050
                Inc. (b)
     39,000     Lenox Group, Inc. (b)                                 510,900
      7,600     Liberty Homes, Inc.,                                   43,320
                Class A (b)
     31,000     Lifetime Brands, Inc.                                 873,890
     76,000     Lightbridge, Inc. (b)                                 843,600
     37,800     M/I Homes, Inc.                                     1,776,600
     36,000     Mac-Gray Corp. (b)                                    426,960
     43,000     MarineMax, Inc. (b)                                 1,441,360
      7,500     McRae Industries, Inc.,                                84,375
                Class A
     84,000     Medical Staffing Network                              437,640
                Holdings, Inc. (b)
     37,500     Monro Muffler Brake,                                1,392,750
                Inc.
     69,400     Movado Group, Inc.                                  1,601,752
     22,000     National R.V. Holdings,                               140,800
                Inc. (b)
     36,900     Navigant International,                               453,132
                Inc. (b)
     18,300     Nobel Learning                                        175,314
                Communities, Inc.
     10,300     Nobility Homes, Inc.                                  255,028
     10,000     P & F Industries, Inc.,                               147,000
                Class A (b)
     60,000     Palm Harbor Homes,                                  1,285,800
                Inc. (b)
     73,000     PC Connection, Inc. (b)                               420,480
     42,000     PDI, Inc. (b)                                         490,140
     24,500     Perry Ellis International,                            554,435
                Inc. (b)
     83,000     Pinnacle Entertainment,                             2,338,110
                Inc. (b)
     37,000     Red Lion Hotels Corp. (b)                             492,100
     37,550     Rex Stores Corp. (b)                                  565,879
     11,300     S&K Famous Brands,                                    215,830
                Inc. (b)
     36,000     Shoe Carnival, Inc. (b)                               899,280
     75,000     Source Interlink Cos.,                                855,000
                Inc. (b)
     31,500     Sport Chalet, Inc.,                                   235,935
                Class A (b)
      4,500     Sport Chalet, Inc.,                                    35,199
                Class B (b)
    111,000     Stein Mart, Inc.                                    1,933,620
     26,000     Steinway Musical                                      837,720
                Instruments, Inc. (b)
     66,000     Stoneridge, Inc. (b)                                  359,040

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
     21,000     Superior Uniform Group,                          $    231,210
                Inc.
     43,000     Syms Corp.                                            645,000
     15,000     Tandy Brands                                          154,500
                Accessories, Inc.
     78,000     Velcro Industries NV                                1,150,500
     33,400     Weyco Group, Inc.                                     751,500
                                                                 ------------
                                                                   65,237,815
                                                                 ------------

CONSUMER STAPLES - 3.52%
     30,000     American Italian Pasta                                187,800
                Co.
      9,300     Cagle's, Inc., Class A (b)                             64,914
     13,700     CPAC, Inc.                                             55,965
     42,000     Farmer Brothers Co.                                   936,600
      2,700     Foodarama                                             140,400
                Supermarkets, Inc. (b)
     67,000     Ingles Markets, Inc.,                               1,193,940
                Class A
     53,000     M & F Worldwide                                       756,840
                Corp. (b)
     20,425     Marsh Supermarkets,                                   175,655
                Inc., Class A
     28,125     Marsh Supermarkets,                                   232,031
                Inc., Class B
     44,000     MGP Ingredients, Inc.                                 712,800
     35,000     Nash-Finch Co.                                      1,046,500
     70,000     National Beverage Corp.                               809,900
     37,000     Natures Sunshine                                      462,500
                Products, Inc.
     69,000     Omega Protein Corp. (b)                               393,990
     52,575     Sanderson Farms, Inc.                               1,177,680
      2,700     Scope Industries                                      188,460
     52,000     Spartan Stores, Inc.                                  663,000
                                                                 ------------
                                                                    9,198,975
                                                                 ------------

ENERGY - 3.74%
     40,000     Callon Petroleum Co. (b)                              840,800
     46,500     Dril-Quip, Inc. (b)                                 3,294,525
     33,756     Enbridge Energy                                     1,440,031
                Management, LLC (b)
     34,000     Gulf Island Fabrication,                              804,780
                Inc.
     40,000     Lufkin Industries, Inc.                             2,217,600
     43,000     NATCO Group, Inc.,                                  1,165,300
                Class A (b)                                      ------------
                                                                    9,763,036
                                                                 ------------

FINANCIALS - 20.28%
    105,000     American Equity                                     1,505,700
                Investment Life Holding
                Co.
     19,000     American Safety                                       317,490
                Insurance Holdings
                Ltd. (b)
     30,000     Ameris Bancorp                                        697,800


   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
     17,000     Baldwin & Lyons, Inc.,                           $    451,350
                Class B
     14,500     Bancinsurance Corp. (b)                                89,900
     31,000     Banner Corp.                                        1,054,000
     11,300     Brantley Capital Corp. (b)                             31,075
     31,000     California First National                             448,260
                Bancorp
     21,000     Camco Financial Corp.                                 301,770
     17,000     Capital Crossing Bank (b)                             541,620
     38,000     Capitol Bancorp Ltd.                                1,776,500
     99,000     Ceres Group, Inc. (b)                                 546,480
     25,000     Citizens South Banking                                317,000
                Corp.
     48,150     Citizens, Inc. (b)                                    248,454
    123,000     Credit Acceptance                                   2,890,499
                Corp. (b)
     49,333     Donegal Group, Inc.,                                1,287,098
                Class A
      9,333     Donegal Group, Inc.,                                  219,326
                Class B
     33,000     DVI, Inc. (c)                                              33
     70,000     Electro Rent Corp. (b)                              1,190,000
     20,000     EMC Insurance Group,                                  557,400
                Inc.
     32,725     First Albany Cos., Inc. (b)                           184,242
     40,000     First Financial Corp.                               1,192,000
     39,181     First Indiana Corp.                                 1,093,150
     54,000     First Merchants Corp.                               1,432,080
     14,000     First PacTrust Bancorp,                               420,700
                Inc.
     38,000     First Place Financial Corp.                           942,400
     42,000     First State Bancorp                                 1,115,520
     25,000     FirstCity Financial                                   297,750
                Corp. (b)
     27,000     FPIC Insurance Group,                               1,020,600
                Inc. (b)
     13,000     Home Federal Bancorp                                  350,740
     79,000     Hub International Ltd.                              2,213,580
      8,300     Investors Title Co.                                   356,319
     24,000     Jefferson Bancshares, Inc.                            323,760
     37,000     KHD Humboldt Wedag                                    917,230
                International Ltd. (b)
     11,000     LSB Corp.                                             197,450
     37,000     Mass Financial Corp.,                                  77,700
                Class A (b)
     19,000     Matrix Bancorp, Inc. (b)                              418,000
      9,000     Mego Financial Corp. (c)                                    1
      5,000     Merchants Group, Inc.                                 150,750
    174,000     MFA Mortgage                                        1,104,900
                Investments, Inc.
     49,800     Midland Co.                                         1,742,004
     12,000     MutualFirst Financial, Inc.                           248,880
      5,300     National Security Group,                               92,856
                Inc. (The)
      6,000     National Western Life                               1,393,740
                Insurance Co., Class A

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
     36,400     Navigators Group, Inc.                           $  1,805,440
                (The) (b)
     18,000     Pacific Mercantile                                    357,840
                Bancorp (b)
     85,000     Partners Trust Financial                            1,013,200
                Group, Inc.
     38,000     PennFed Financial                                     728,460
                Services, Inc.
     29,000     Peoples Bancorp, Inc.                                 870,000
     65,000     PMA Capital Corp.,                                    661,700
                Class A (b)
     19,000     Provident Financial                                   619,400
                Holdings, Inc.
     38,500     PXRE Group Ltd.                                       125,895
     13,000     RTW, Inc. (b)                                         137,410
     50,000     Sanders Morris Harris                                 802,000
                Group, Inc.
     37,000     Simmons First National                              1,101,120
                Corp., Class A
     36,100     Sizeler Property Investors,                           532,836
                Inc.
     32,000     Southern Community                                    294,080
                Financial Corp.
     47,000     Stewart Information                                 2,212,760
                Services Corp.
     30,666     Stifel Financial Corp. (b)                          1,339,184
     49,000     SWS Group, Inc.                                     1,281,350
     54,000     TierOne Corp.                                       1,833,300
     24,000     Triad Guaranty, Inc. (b)                            1,125,600
     32,381     United America                                        741,525
                Indemnity Ltd. (b)
     21,000     United Capital Corp. (b)                              522,480
     97,000     United Community                                    1,175,640
                Financial Corp.
     56,500     United Fire & Casualty                              1,858,850
                Co.
      4,600     Ziegler Cos., Inc.                                     98,900
                                                                 ------------
                                                                   52,997,077
                                                                 ------------

HEALTHCARE - 5.01%
     31,000     Air Methods Corp. (b)                                 915,740
    100,000     Allied Healthcare                                     485,000
                International, Inc. (b)
     17,000     Allou Health Care, Inc.,                                   17
                Class A (c) (e)
     11,000     American Shared                                        74,250
                Hospital Services
     77,000     BioScrip, Inc. (b)                                    555,170
     44,000     Carriage Services, Inc. (b)                           211,200
     39,000     Cholestech Corp. (b)                                  508,170
     52,000     DJ Orthopedics, Inc. (b)                            2,067,520
     28,000     E-Z-EM, Inc. (b)                                      626,920
     57,422     Encore Medical Corp. (b)                              294,001
     74,250     Healthcare Services                                 1,585,980
                Group, Inc.


   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
     82,000     HealthTronics Surgical                           $    678,140
                Services, Inc. (b)
     13,000     IntegraMed America,                                   150,150
                Inc. (b)
      7,100     Kewaunee Scientific                                    61,841
                Corp.
     30,000     Lannett Co., Inc. (b)                                 225,900
     43,500     Matria Healthcare,                                  1,651,260
                Inc. (b)
     90,000     Option Care, Inc.                                   1,272,600
     20,000     Pediatric Services of                                 281,000
                America, Inc. (b)
     62,000     Res-Care, Inc. (b)                                  1,139,560
     29,000     Synovis Life Technologies,                            296,960
                Inc. (b)                                         ------------
                                                                   13,081,379
                                                                 ------------

INDUSTRIALS - 13.75%
     24,000     Alamo Group, Inc.                                     531,360
     21,125     Astronics Corp. (b)                                   284,976
     80,500     Aviall, Inc. (b)                                    3,065,440
     37,000     Blue Earth Refineries,                                 55,500
                Inc. (b)
     34,800     Cascade Corp.                                       1,839,180
      2,800     Chicago Rivet & Machine                                55,160
                Co.
     40,000     CompX International,                                  646,000
                Inc.
     42,000     Covenant Transport, Inc.,                             613,200
                Class A (b)
     18,000     Cronos Group (The)                                    219,600
     29,000     Ducommun, Inc. (b)                                    643,800
     50,400     EDO Corp.                                           1,554,840
     50,000     Excel Maritime Carriers                               489,000
                Ltd. (b)
     35,000     Frozen Food Express                                   365,750
                Industries, Inc. (b)
     24,900     Gehl Co. (b)                                          824,688
     25,750     Hardinge, Inc.                                        414,318
     70,000     HEICO Corp.                                         2,218,300
     80,900     HEICO Corp., Class A                                2,202,907
     20,000     Industrial Distribution                               169,000
                Group, Inc. (b)
     17,000     International Shipholding                             261,800
                Corp. (b)
     31,900     Interpool, Inc.                                       644,380
     19,000     Jinpan International Ltd.                             157,130
     12,000     Key Technology, Inc. (b)                              146,280
     47,000     Knightsbridge Tankers                               1,177,820
                Ltd.
     37,000     Ladish Co., Inc. (b)                                1,071,890
     51,750     LSI Industries, Inc.                                  881,820
     58,000     MAIR Holdings, Inc. (b)                               271,440
     23,000     Maritrans, Inc.                                       561,890
     58,875     Marten Transport Ltd. (b)                           1,065,049
     33,088     Met-Pro Corp.                                         438,085

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
     41,000     Modtech Holdings,                                $    358,750
                Inc. (b)
     86,812     Old Dominion Freight                                2,339,583
                Line, Inc. (b)
     33,100     P.A.M. Transportation                                 815,915
                Services, Inc. (b)
     14,600     PHI, Inc. (b)                                         499,612
     30,000     Powell Industries, Inc. (b)                           653,400
      8,000     Q.E.P. Co., Inc. (b)                                   91,680
      4,600     Quipp, Inc.                                            50,554
     40,000     R&B, Inc. (b)                                         410,000
     96,000     RailAmerica, Inc. (b)                               1,023,360
     42,000     Robbins & Myers, Inc.                                 907,200
     32,000     Standex International                               1,013,120
                Corp.
      3,201     Stantec, Inc. (b)                                     118,405
     34,000     Supreme Industries, Inc.,                             252,620
                Class A
     47,000     TRC Cos., Inc. (b)                                    635,910
     48,000     Tsakos Energy Navigation                            1,880,640
                Ltd.
     30,000     U.S. Xpress Enterprises,                              584,100
                Inc., Class A (b)
     28,000     USA Truck, Inc. (b)                                   689,360
     34,000     Waste Industries USA,                                 736,780
                Inc.                                             ------------
                                                                   35,931,592
                                                                 ------------

INFORMATION TECHNOLOGY - 7.87%
    150,000     Advanced Digital                                    1,317,000
                Information Corp. (b)
     59,000     Anaren, Inc. (b)                                    1,148,730
     65,000     Audiovox Corp.,                                       776,100
                Class A (b)
     76,300     Bell Microproducts,                                   470,008
                Inc. (b)
     49,200     CalAmp Corp. (b)                                      577,608
     19,000     Cobra Electronics                                     201,210
                Corp. (b)
     23,000     Communications                                        242,650
                Systems, Inc.
     27,000     ePlus, Inc. (b)                                       384,210
     24,000     GTSI Corp. (b)                                        154,560
     32,000     Inforte Corp.                                         140,160
     35,000     Integral Systems, Inc.                                944,650
     21,000     Magal Security Systems                                276,780
                Ltd. (b)
    102,700     McData Corp. (b)                                      474,474
     65,000     MCSI, Inc. (b)                                             13
     19,000     Mediware Information                                  190,000
                Systems, Inc. (b)
     41,000     Merge Technologies,                                   654,770
                Inc. (b)
    104,000     Methode Electronics, Inc.                           1,132,560
     70,000     MIVA, Inc. (b)                                        285,600


   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
     48,000     NU Horizons Electronics                          $    408,480
                Corp. (b)
     40,000     OPNET Technologies,                                   428,800
                Inc. (b)
     76,000     Pegasystems, Inc. (b)                                 620,160
     75,000     Pericom Semiconductor                                 739,500
                Corp. (b)
     62,000     PLATO Learning, Inc. (b)                              588,380
     37,000     Pomeroy IT Solutions,                                 309,320
                Inc. (b)
     28,000     Retalix Ltd. (b)                                      692,160
     47,000     Richardson Electronics                                441,800
                Ltd.
     40,000     Rofin-Sinar Technologies,                           2,165,200
                Inc. (b)
     43,000     SBS Technologies, Inc. (b)                            696,600
     76,000     Semitool, Inc. (b)                                    864,120
     13,800     SL Industries, Inc. (b)                               227,700
     49,000     Sypris Solutions, Inc.                                462,070
     14,000     TESSCO Technologies,                                  259,000
                Inc. (b)
     54,000     Tier Technologies, Inc.,                              434,700
                Class B (b)
    120,000     Ulticom, Inc. (b)                                   1,290,000
     97,000     White Electronic Designs                              568,420
                Corp. (b)                                        ------------
                                                                   20,567,493
                                                                 ------------

MATERIALS - 10.53%
     67,839     Aceto Corp.                                           499,973
     85,000     AMCOL International                                 2,448,000
                Corp.
      7,300     American Biltrite, Inc. (b)                            83,804
     21,200     American Pacific                                      194,616
                Corp. (b)
     14,000     AZZ, Inc. (b)                                         344,400
    107,000     Buckeye Technologies,                                 968,350
                Inc. (b)
     45,000     CIRCOR International,                               1,314,000
                Inc.
      9,800     Eastern Co. (The)                                     205,310
     11,315     Ecology and                                           117,223
                Environment, Inc., Class
                A
     60,000     Encore Wire Corp. (b)                               2,032,800
     62,000     Ennis Business Forms,                               1,209,000
                Inc.
     18,000     Friedman Industries, Inc.                             167,400
     80,000     Gibraltar Industries, Inc.                          2,356,800
     29,000     Hawkins, Inc.                                         408,030
     21,300     Mestek, Inc. (b)                                      267,954
     23,800     Michael Baker Corp. (b)                               674,254
     78,000     Mobile Mini, Inc. (b)                               2,411,760
     10,562     MOD-PAC Corp. (b)                                     122,519
     44,000     NewMarket Corp.                                     2,093,960

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
    140,400     North American                                   $  1,638,468
                Palladium Ltd. (b)
     18,800     Northwest Pipe Co. (b)                                570,580
     26,000     Novamerican Steel,                                  1,194,700
                Inc. (b)
     22,000     Penford Corp.                                         353,760
     31,700     Roanoke Electric Steel                              1,023,910
                Corp.
     55,500     RTI International Metals,                           3,044,176
                Inc. (b)
     26,000     Stepan Co.                                            768,300
     12,300     Summa Industries, Inc.                                125,460
     16,000     Universal Stainless &                                 411,200
                Alloy Products, Inc. (b)
      3,350     VSE Corp.                                             139,025
      3,200     Vulcan International                                  173,600
                Corp.
     37,000     Wolverine Tube, Inc. (b)                              148,740
                                                                 ------------
                                                                   27,512,072
                                                                 ------------

TELECOMMUNICATION SERVICES - 0.26%
     45,000     CT Communications, Inc.                               611,550
     10,562     OneSource Services,                                    74,990
                Inc. (b)                                         ------------
                                                                      686,540
                                                                 ------------

UTILITIES - 8.02%
     44,000     American States Water                               1,643,840
                Co.
     47,054     California Water Service                            2,119,783
                Group
     31,900     Cascade Natural Gas                                   628,430
                Corp.
     15,700     Chesapeake Utilities                                  490,468
                Corp.
     23,500     Connecticut Water                                     616,170
                Service, Inc.
      9,000     Delta Natural Gas Co.,                                239,310
                Inc.
     71,000     Empire District Electric                            1,577,620
                Co. (The)
     24,000     EnergySouth, Inc.                                     763,440
     18,000     Florida Public Utilities Co.                          254,700
     21,000     Giant Industries, Inc. (b)                          1,460,340
     14,500     Green Mountain Power                                  418,905
                Corp.
     98,000     Harvest Natural                                       952,560
                Resources, Inc. (b)
     35,000     Innospec, Inc.                                        897,050
      4,900     Maine & Maritimes Corp.                                75,264
     30,400     Middlesex Water Co.                                   575,776
     49,000     Resource America, Inc.,                               976,080
                Class A
      6,500     RGC Resources, Inc.                                   166,075
     82,000     SEMCO Energy, Inc. (b)                                454,280
     52,800     SJW Corp.                                           1,417,680


   SHARES OR
   PRINCIPAL
    AMOUNT                                                           VALUE
-----------------------------------------------------------------------------
     70,400     South Jersey Industries,                         $  1,919,808
                Inc.
     45,644     Southwest Water Co.                                   727,565
     41,000     SureWest                                              988,920
                Communications
    118,000     TransMontaigne, Inc. (b)                            1,157,580
     16,476     Unitil Corp.                                          430,188
                                                                 ------------
                                                                   20,951,832
                                                                 ------------

TOTAL COMMON STOCKS                                               255,927,811
(Cost $165,648,396)                                              ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.91%:
 $5,000,000     Federal Home Loan                                   4,998,150
                Bank, 4.44%, 4/3/06 (d)                          ------------

TOTAL U.S. GOVERNMENT AGENCY                                        4,998,150
OBLIGATIONS                                                      ------------
(Cost $4,998,767)

WARRANTS - 0.00%
HEALTHCARE - 0.00%
      2,967     Del Global Technologies                                 7,121
                Corp. (b)                                        ------------

TOTAL WARRANTS                                                          7,121
(Cost $0)                                                        ------------

TOTAL INVESTMENTS                                                 260,933,082
(Cost $170,647,163) (a) - 99.86%
Other assets in excess of liabilities -                               376,351
0.14%                                                            ------------

NET ASSETS - 100.00%                                             $261,309,433
                                                                 ============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  Security bankrupt/delisted.
(d)  Rate represents the effective yield at purchase.
(e)  Fair valued security.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
================================================================================

Collateral Information for Securities on Loan:

--------------------------------------------------------------------------------

The cash collateral received for securities lending, as discussed in Note 2, was pooled and invested into the following:

                                                                                  ENTERPRISE
                                      LARGE CAP       MID CAP      ENTERPRISE     SMALL CAP        VALUE
                                     GROWTH FUND    GROWTH FUND       FUND           FUND           FUND
                                     -----------    -----------    ----------     ----------     ----------
American General Finance,
  4.78%, 4/13/2007                   $  523,904     $  695,866     $2,137,894     $  431,347     $  812,419
Atlantic Asset SEC Corporation,
  4.83%, 4/12/2006                      627,680        833,704      2,561,370        516,789        973,343
Atlas Capital Funding
  Corporation, 4.80%,
  10/20/2006                            628,427        834,697      2,564,421        517,405        974,503
Atomium Funding Corporation,
  4.53%, 4/12/2006                      503,190        668,353      2,053,365        414,293        780,297
Beta Finance Inc., 4.88%,
  6/2/2006                              628,509        834,806      2,564,755        517,472        974,630
Buckingham, LLC., COD, 4.83%,
  4/25/2006                             104,433        138,711        426,160         85,983        161,945
Buckingham, LLC., COD, 4.83%,
  4/26/2006                             313,258        416,080      1,278,313        257,916        485,770
Cedar Springs Capital Company,
  LLC., 4.47%, 4/5/2006                 785,330      1,043,100      3,204,693        646,588      1,217,812
Concord Minutemen Capital
  Corporation, 4.72%,
  4/12/2006                             418,952        556,465      1,709,614        344,937        649,669
Concord Minutemen Capital
  Corporation, 4.72%,
  4/11/2006                             219,950        292,144        897,547        181,092        341,076
Corporate Asset Sec., 4.75%,
  4/18/2006                             731,714        971,885      2,985,901        602,444      1,134,669
Dexia Credit Local De France
  COD, 4.67%, 8/14/2006                 156,543        207,925        638,804        128,887        242,751
Fairway Finance Corporation,
  4.87%, 4/4/2006                       670,235        890,228      2,735,027        551,827      1,039,335
Grampian Funding, LLC., 4.89%,
  4/4/2006                              628,346        834,589      2,564,088        517,338        974,376
Islands Bank, Inc., 4.84%,
  3/22/2007                             418,910        556,409      1,709,443        344,902        649,604
KLIO Funding Corporation,
  4.83%, 4/25/2006                      626,599        832,268      2,556,959        515,899        971,667
KLIO Funding Corporation,
  4.82%, 4/26/2006                      141,071        187,375        575,667        116,148        218,759
Legacy Capital, LLC., 4.58%,
  4/6/2006                              418,784        556,242      1,708,930        344,799        649,409
Lexington Parker Capital, 4.91%,
  4/3/2006                              104,738        139,116        427,404         86,234        162,417
Liberty Street Funding Corp.,
  4.90%, 4/3/2006                       628,427        834,697      2,564,421        517,405        974,503
MBIA Global Funding, LLC.,
  4.78%, 2/20/2007                      314,195        417,323      1,282,134        258,687        487,222
Met Life Global Funding, 4.67%,
  3/12/2012                             523,700        695,595      2,137,060        431,179        812,102
Morgan Stanley, CP, 4.94%,
  10/10/2006                            523,689        695,581      2,137,018        431,171        812,086
Morgan Stanley, CP, 4.94%,
  10/30/2006                            314,214        417,349      1,282,211        258,702        487,251
Perry Global Funding Limited,
  4.51%, 4/10/2006                      256,474        340,657      1,046,592        211,163        397,714

================================================================================
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
================================================================================

Collateral Information for Securities on Loan:

--------------------------------------------------------------------------------

                                                                                 ENTERPRISE
                                     LARGE CAP       MID CAP      ENTERPRISE      SMALL CAP        VALUE
                                    GROWTH FUND    GROWTH FUND       FUND           FUND            FUND
                                    -----------    -----------    -----------    -----------    -----------
Whistlejacket Capital, 4.61%,
  4/3/2006                          $   209,476    $   278,232    $   854,807    $   172,468    $   324,834
White Pine Finance, LLC.,
  4.70%, 7/17/2006                      523,689        695,581      2,137,018        431,171        812,086
GS Group Inc., 4.97%,
  6/30/2006                             418,952        556,465      1,709,614        344,937        649,669
Morgan Stanley Repurchase
  Agreement, 4.92%, 4/3/2006          1,272,398      1,690,040      5,192,277      1,047,607      1,973,111
                                    -----------    -----------    -----------    -----------    -----------
Total Collateral Held               $13,635,787    $18,111,483    $55,643,507    $11,226,790    $21,145,029
                                    ===========    ===========    ===========    ===========    ===========

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)
--------------------------------------------------------------------------------

T. GERON BELL (64)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (55)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

RONALD JAMES (55)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN:  15

--------------------------------------------------------------------------------

JOHN A. MACDONALD (57)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

H. DAVID RYBOLT (63)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

JAMES R. SEWARD (53)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------


WILLIAM B. TAYLOR (60)
POSITION HELD WITH FUND: Trustee; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant (2003-present); Partner (until 2003) Ernst & Young LLP.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

ERIK R. PREUS (40)
POSITION HELD WITH FUND: Trustee; Since January 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer, Voyageur Asset Management (2005 to present); Director, Investment Consulting Services, RBC Dain Rauscher (2004-2005); Director, Voyageur Advisory Services, Voyageur Asset Management (2003-2004); Senior Vice President, Divisional Sales Manager, PIMCO Allianz Investments and its predecessor firm, Nicholas Applegate (2001-2003).

--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (45)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer (2003-2004)(2).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

================================================================================
MANAGEMENT
================================================================================

Executive Officers(1)

--------------------------------------------------------------------------------

DAVID P. LUX (51)
POSITION HELD WITH FUND: Chief Financial Officer; Since September, 2005 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Controller, Tamarack Funds, November, 2004-September, 2005; Vice President and Mutual Funds Finance Manager, Voyageur Asset Management (2004-present); Senior Financial Analyst, Voyageur Asset Management (2003-2004); Senior Financial Analyst, RBC Dain Rauscher Fixed Income Group (1995-2003).

--------------------------------------------------------------------------------

MARTIN A. CRAMER (56)
POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds(3) (2001-2003).

--------------------------------------------------------------------------------

MONICA V. BALLARD (35)
POSITION HELD WITH FUND: Secretary and Chief Legal Officer since September,
2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Associate General Counsel, RBC Dain Rauscher (2004 to present); Counsel, Allianz Life (2002 to 2004); Associate Counsel, American Express Financial Advisors (1996 to 2002).

--------------------------------------------------------------------------------

GORDON TELFER (40)
POSITION HELD WITH FUND: Portfolio Strategist; Since March, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Portfolio Manager, Voyageur Asset Management (2003-present); Senior Portfolio Manager, Alliance Capital Management (2000-2003); Senior Vice President, Global Strategist, Scudder Kemper Investments (1997-2000).

--------------------------------------------------------------------------------

NANCY M. SCINTO (46)
POSITION HELD WITH FUND: Chief Investment Officer, Equity Products; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director and Director of Research, Voyageur Asset Management.

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SHARE CLASS INFORMATION
================================================================================

--------------------------------------------------------------------------------

The Tamarack Equity Funds offer up to five share classes. These five share classes are the A, C, R, I, and S classes.

--------------------------------------------------------------------------------

A CLASS

A Class shares are available for purchase primarily through investment advisors, broker- dealers, banks and other financial services intermediaries. A Class shares of the Tamarack Equity Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. A Class shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds' distributor is currently voluntarily waiving 25 bps. The Distributor currently has no plans to discontinue this waiver.) A Class shares have a higher up-front sales charge
(load) than C Class shares, but a lower annual expense ratio.

--------------------------------------------------------------------------------

C CLASS

C Class shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. C Class shares have a lower up-front sales charge (load) than A Class shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.

--------------------------------------------------------------------------------

R CLASS

R Class shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. R Class shares have no up-front sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. R Class shares currently have annual expenses between A Class and C Class share expenses.

--------------------------------------------------------------------------------

S CLASS

S Class shares are available through certain fee-based programs of broker-dealers or registered investment advisors. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

--------------------------------------------------------------------------------

I CLASS

I Class shares are available in the Tamarack Enterprise, Large Cap Growth, Mid Cap Growth and Small Cap Growth Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

--------------------------------------------------------------------------------

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the better choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

INFORMATION FOR TAMARACK FUNDS SHAREHOLDERS REGARDING THE RENEWAL OF INVESTMENT ADVISORY AGREEMENT

The Tamarack Board of Trustees has renewed the Investment Advisory Agreement with Voyageur Asset Management Inc. for each of the Funds. The Trustees also renewed the Sub-Advisory Agreements between Voyageur and Babson Capital Management LLC for the Enterprise and Enterprise Small Cap Funds. After evaluating the services provided by the Advisor and Sub-Advisor and reviewing the performance and relevant expenses of each Fund, the Trustees concluded that it was in the best interests of the Funds and their shareholders to retain Voyageur and Babson for an additional year.

As part of their review of the Agreements, the Trustees received and discussed certain information, including information regarding the advisory services performed, qualifications of staffing, and Fund performance and expenses. The Trustees considered information provided in advance of their in-person meeting, as well as supplemental information provided at the meeting. The Trustees met with representatives from the Advisor's senior management team, as well as senior investment professionals, to discuss this information and Voyageur's intentions with regard to the ongoing management of the Funds. The Trustees reviewed the quality of the services provided to the Funds by both Voyageur and Babson, including information prepared by a third-party consultant as to each Fund's performance relative to an appropriate benchmark as well as compared to the Fund's appropriate peer group. The Trustees also reviewed the investment management fees payable to Voyageur and by Voyageur to Babson. In this connection, the Trustees reviewed comparative information prepared by a third-party consultant on investment management fees paid and expenses incurred by similarly situated funds. The Trustees also received reports from Voyageur and Babson regarding other investment companies advised or subadvised by them, including the advisory fees paid. The Trustees took into account profitability data for Voyageur included in the 15C review materials. The Trustees received information from Voyageur and Babson regarding other benefits derived from their relationships with the funds. In connection with their deliberations, the independent Trustees met separately with their independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations. In addition, the Trustees noted the expected composition of each portfolio management team. Finally, the Trustees took into account various advantages and benefits expected to be associated with the overall consolidation of the Funds under the Tamarack Funds complex, including operational, compliance and distribution services.

When evaluating investment performance of the Funds, the Trustees generally emphasize three to five year returns, as opposed to shorter time periods. Although there was some variability in three year performance, the Trustees considered that the five year performance of all Funds was above the median for their respective peer groups. While the Trustees acknowledged that relative performance of the Funds has varied, particularly over the shorter time periods, the Trustees determined that, based upon the information provided, each of Voyageur and Babson was taking positive steps to seek to achieve strong performance for each applicable Fund (i.e., each Fund to which it provides advisory/sub-advisory services) relative to such Fund's respective benchmark. In reviewing expenses, the Trustees noted that total expenses of each Fund were at or below the median for its respective peer groups. The Trustees also reviewed and approved Fund Management's proposal to continue for an additional year all existing fee waivers in order to maintain total expenses at their current levels. In considering the quality of the

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

services performed for each Fund by Voyageur and Babson, the Trustees discussed the strong research capabilities and fundamental analysis performed by each firm and also considered the extensive portfolio management experience of both Voyageur and Babson, the compliance structure and systems established by Voyageur and Babson and the financial viability of Voyageur and Babson. The Trustees also considered steps that already had been taken by Voyageur and Babson to expand upon existing research capabilities and compliance processes and steps that were expected to be taken to maintain and/or enhance such capabilities and processes.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to Voyageur and the sub-advisory fees proposed to be payable to Babson were reasonable and fair, the nature and quality of services provided were satisfactory, and concluded that it is in the interest of the Funds and their shareholders for the Trustees to approve the Agreements for the Funds. In arriving at their decision to approve the renewal of each of the agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

Subsequent to these renewals, the Trustees approved an interim Advisory Agreement for the Enterprise and Enterprise Small Cap Funds with OFI (see Note 10 to Financial Statements, Subsequent Event). In approving each interim Advisory Agreement, the Trustees referred back to their prior deliberations with regard to the annual renewals, as discussed above, and considered additional information which they deemed appropriate.

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SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 through March 31, 2006.

--------------------------------------------------------------------------------

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.



                                   BEGINNING           ENDING           EXPENSE PAID          EXPENSE RATIO
                                 ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*         DURING PERIOD
                                    10/1/05           3/31/06        10/1/05 -- 3/31/06     10/1/05 -- 3/31/06
                                 -------------     -------------     ------------------     ------------------
Large Cap
Growth Fund         Class A        $ 1,000.00        $ 1,057.30            $ 6.41                  1.25%
                    Class I          1,000.00          1,059.10              5.13                  1.00%
                    Class C          1,000.00          1,054.10             10.24                  2.00%
                    Class R          1,000.00          1,056.60              7.69                  1.50%
                    Class S          1,000.00          1,059.10              5.13                  1.00%
Mid Cap
Growth Fund         Class A          1,000.00          1,181.70              7.34                  1.35%
                    Class I          1,000.00          1,182.70              5.99                  1.10%
                    Class C          1,000.00          1,176.60             11.40                  2.10%
                    Class R          1,000.00          1,179.80              8.70                  1.60%
                    Class S          1,000.00          1,183.50              5.99                  1.10%
Small Cap
Growth Fund         Class A          1,000.00          1,147.40              8.99                  1.68%
                    Class I          1,000.00          1,148.70              7.66                  1.43%
                    Class C          1,000.00          1,143.20             12.98                  2.43%
                    Class R          1,000.00          1,146.60             10.33                  1.93%
                    Class S          1,000.00          1,148.80              7.66                  1.43%

Enterprise Fund     Class A          1,000.00          1,121.30              7.03                  1.33%
                    Class I          1,000.00          1,122.80              5.72                  1.08%
                    Class C          1,000.00          1,117.50             10.98                  2.08%
                    Class R          1,000.00          1,120.30              8.35                  1.58%
                    Class S          1,000.00          1,123.30              5.72                  1.08%
Enterprise Small
Cap Fund            Class A          1,000.00          1,172.60              8.40                  1.55%
                    Class C          1,000.00          1,168.00             12.43                  2.30%
                    Class R          1,000.00          1,171.10              9.74                  1.80%
                    Class S          1,000.00          1,174.30              7.05                  1.30%

82


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SUPPLEMENTAL INFORMATION
================================================================================

                                    BEGINNING           ENDING           EXPENSE PAID          EXPENSE RATIO
                                  ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*         DURING PERIOD
                                     10/1/05           3/31/06       10/1/05 -- 3/31/06     10/1/05 -- 3/31/06
                                  -------------     -------------    ------------------     ------------------
Value Fund        Class A          $ 1,000.00        $ 1,043.90            $ 6.73                  1.32%
                  Class C            1,000.00          1,039.90             10.53                  2.07%
                  Class R            1,000.00          1,042.50              7.94                  1.56%
                  Class S            1,000.00          1,045.30              5.41                  1.06%
Microcap Value
Fund              Class A            1,000.00          1,143.00              7.21                  1.35%
                  Class C            1,000.00          1,139.10             11.20                  2.10%
                  Class R            1,000.00          1,142.00              8.54                  1.60%
                  Class S            1,000.00          1,144.40              5.88                  1.10%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   BEGINNING           ENDING           EXPENSE PAID          EXPENSE RATIO
                                 ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*         DURING PERIOD
                                    10/1/05           3/31/06        10/1/05 -- 3/31/06     10/1/05 -- 3/31/06
                                 -------------     -------------     ------------------     ------------------
Large Cap
Growth Fund         Class A      $ 1,000.00         $ 1,018.70            $ 6.29                  1.25%
                    Class I        1,000.00           1,019.95              5.04                  1.00%
                    Class C        1,000.00           1,014.96             10.05                  2.00%
                    Class R        1,000.00           1,017.45              7.54                  1.50%
                    Class S        1,000.00           1,019.95              5.04                  1.00%
Mid Cap
Growth Fund         Class A        1,000.00           1,018.20              6.79                  1.35%
                    Class I        1,000.00           1,019.45              5.54                  1.10%
                    Class C        1,000.00           1,014.46             10.55                  2.10%
                    Class R        1,000.00           1,016.95              8.05                  1.60%
                    Class S        1,000.00           1,019.45              5.54                  1.10%
Small Cap
Growth Fund         Class A        1,000.00           1,016.55              8.45                  1.68%
                    Class I        1,000.00           1,017.80              7.19                  1.43%
                    Class C        1,000.00           1,012.81             12.19                  2.43%
                    Class R        1,000.00           1,015.31              9.70                  1.93%
                    Class S        1,000.00           1,017.80              7.19                  1.43%

Enterprise Fund     Class A        1,000.00           1,018.30              6.69                  1.33%
                    Class I        1,000.00           1,019.55              5.44                  1.08%
                    Class C        1,000.00           1,014.56             10.45                  2.08%
                    Class R        1,000.00           1,017.05              7.95                  1.58%
                    Class S        1,000.00           1,019.55              5.44                  1.08%
Enterprise Small
Cap Fund            Class A        1,000.00           1,017.20              7.80                  1.55%
                    Class C        1,000.00           1,013.46             11.55                  2.30%
                    Class R        1,000.00           1,015.96              9.05                  1.80%
                    Class S        1,000.00           1,018.45              6.54                  1.30%
Value Fund          Class A        1,000.00           1,018.35              6.64                  1.32%
                    Class C        1,000.00           1,014.61             10.40                  2.07%
                    Class R        1,000.00           1,017.15              7.85                  1.56%
                    Class S        1,000.00           1,019.65              5.34                  1.06%
Microcap Value
Fund                Class A        1,000.00           1,018.20              6.79                  1.35%
                    Class C        1,000.00           1,014.46             10.55                  2.10%
                    Class R        1,000.00           1,016.95              8.05                  1.60%
                    Class S        1,000.00           1,019.45              5.54                  1.10%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                     [PHOTO]


















Tamarack Funds
P.O. Box 219757
Kansas City, MO 64121-9757



800-422-2766
www.TamarackFunds.com









TF SAR 3/06 TAMARACK DISTRIBUTORS, INC.
536524 (3/06)

TAMARACK FUNDS
Semi-Annual Report                                               March 31, 2006







                                    [PHOTO]












PRIME MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TAX-FREE MONEY MARKET FUND

INSTITUTIONAL PRIME MONEY MARKET FUND

INSTITUTIONAL TAX-FREE MONEY MARKET FUND


                                                           [TAMARACK FUNDS LOGO]

================================================================================

================================================================================

TAMARACK FUNDS
--------------------------------------------------------------------------------

ABOUT YOUR SEMI-ANNUAL REPORT

This semi-annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

We hope the financial information presented will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and additional performance information are available on our website at www.tamarackfunds.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund's website at www.tamarackfunds.com; and (iii) on the Securities and Exchange Commission's ("Commission") website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Commission's website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter from the CIO of Fixed Income ....................................   1
Money Market Portfolio Managers ........................................   3
Performance Summary ....................................................   4
Financial Statements
- Statements of Assets and Liabilities .................................   6
- Statements of Operations .............................................   7
- Statements of Changes in Net Assets ..................................   8
Financial Highlights ...................................................  13
Notes to Financial Statements ..........................................  18
Schedules of Portfolio Investments .....................................  23
Management .............................................................  52
Supplemental Information ...............................................  55

================================================================================
LETTER FROM THE CIO OF FIXED INCOME
================================================================================

--------------------------------------------------------------------------------

It has been nearly two years and fifteen successive 25bps rate increases since the dovish Federal Reserve morphed into a hawk; and as the capital markets have become keenly aware, this hawk has shown a determined willingness to continue feasting on any inflation risks it discovers within its economic lens. Looking back throughout history, the 1978 through 1979 time period was the last time the market evidenced so many consistent rate changes taking place. However, the Fed's current economic landscape is certainly different than the inflationary hunting grounds of the late 1970's. Or is it? Let's review what has transpired in the fixed income markets through the first half of the Fund family's fiscal year.

The yield curve finally surrendered during the last days of 2005 and inversion became a reality. An inversion of the curve occurs when short-term rates are higher than long-term interest rates. Curve inversions are rare, having happened only seven times since the 1960's -- most dramatically in the late 1970's. When the yield curve does invert, it has proven to be a statistically accurate predictor of negative economic growth four to six quarters after the inversion occurs. In fact, negatively-sloped yield curves have predicted six recessions since the 1960s with only one "false" signal.

So where are we headed? Voyageur remains firmly in the camp that volatility will inevitability trend higher. The key to our volatility argument is the belief that expectations related to the Fed are becoming more divergent with each passing week. Some pundits speculate that the long term tightening cycle is near and the Fed stops after one or two more rate increases. The thought is that the economy begins to slow during the latter half of 2006 and early 2007 and inflation will be successfully contained. While this expectation is more to the fixed income market's, and my own, liking all of this handicapping and speculation as to subsequent Fed action will likely reintroduce volatility to the bond market.

Unfortunately, a new and perhaps more troubling scenario is also being discussed in fixed income circles. This being that amid strong growth prospects globally, inflation concerns domestically, escalating commodity costs, high resource utilization and a low unemployment rate, the Fed could be forced to raise interest rates significantly higher. While current economic data and inflation numbers do not necessarily support this scenario it is a distinct possibility that rates may move significantly higher than current expectations. I believe this scenario would result in a very negative impact on the U.S. economy.

We at Voyageur are in the camp that believes the economy would be better off if the Fed takes a pause at some point soon as opposed to pushing toward much higher rates. It is important to note that we believe we are in the midst of a cyclical bear market for fixed income -- not a long-term bear market as this recently emerging skeptical outlook would indicate. We don't think we are headed back to double digit long term interest rates similar to the late 1970's -- even if crude oil rises to $80 a barrel and we are forced to pay over $3 for a gallon of gasoline. The Federal Reserve's hawkish policies should prove successful in combating core inflation, and the higher level of interest rates will begin to curb consumption and economic growth in upcoming years. While earnings have continued to show solid growth, we are beginning to see signs of a slowdown in

================================================================================
LETTER FROM THE CIO OF FIXED INCOME
================================================================================

the real estate market as long term interest rates have trended higher. So while we have confidence in the Fed's ability to fight inflation, the larger risk is perhaps they continue to throw punches after the bell sounds.

In the end, it remains to be seen whether the Fed's job is nearly over or new inflationary risks present themselves. Our hope is the U.S. economy will find a comfort zone of controlled growth and contained inflation. With respect to our current fixed income strategy, we remain relatively defensive versus our long term asset targets. Our concerns center on a potentially slowing economy in upcoming years, a leveraged U.S. consumer and a Fed that should be moving to a more neutral monetary policy. Speculative investing, shareholder enhancement activity and increased risk taking are all potential sources of additional problems. That said, interest rates have moved higher and the U.S. economy and its workforce have historically proved resilient and flexible. With yields on a diversified fixed income portfolio hovering near 5.5% many investors will continue to rightly include bonds as a core portion of their investment portfolio.

We will remain steadfast in our investment philosophy and risk disciplines, which include not making bets on the direction of interest rates. We sincerely value and appreciate your continued support.

/s/ John Huber

John Huber
Chief Investment Officer, Fixed Income Funds
Tamarack Funds

                                    [PHOTO]

                                   JOHN HUBER
                            CHIEF INVESTMENT OFFICER
                               FIXED INCOME FUNDS

================================================================================
MONEY MARKET PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

Voyageur Asset Management ("Voyageur"), the investment advisor to the Tamarack Funds, employs a team approach to the management of each of the money market funds. Each Fund's management team has access to Voyageur's investment research and other money management resources. The members of Voyageur's money market funds team are:

--------------------------------------------------------------------------------

JOHN M. HUBER, CFA
CHIEF INVESTMENT OFFICER -- FIXED INCOME
John Huber is Voyageur's Chief Investment Officer of Fixed Income. His responsibilities include overseeing and directing Voyageur's fixed income division. John joined Voyageur from Galliard Capital Management where he was a Principal and Senior Portfolio Manager, responsible for the firm's total return fixed income effort. Prior to working for Galliard, John was a Portfolio Manager for Norwest Investment Management. John managed several Wells Fargo Funds including the Wells Fargo Stable Income Fund, which he guided to over $1 billion in assets and a four star rating from Morningstar during his tenure. John, a 15-year industry veteran, received his BA from the University of Iowa and his MBA in Finance from the University of Minnesota, Carlson School of Management. John is a CFA charterholder and a member of the Twin Cities Society of Security Analysts.

--------------------------------------------------------------------------------

RAYE C. KANZENBACH, CFA
SENIOR MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER
Raye Kanzenbach is the Senior Portfolio Manager for portfolios which invest in tax-exempt securities. Raye has been with Voyageur and its predecessor firm, Insight Investment Management, since 1983. He has been in the investment industry since 1973. Raye received his MBA from the University of Michigan, his BA from Lawrence University and is a CFA charterholder.

--------------------------------------------------------------------------------

SCOTT CABALKA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
Scott Cabalka is responsible for all trading in the taxable portfolios of the Tamarack Money Market Funds. In addition, he oversees the approved issuer list for the Tamarack Funds. Scott has been with Voyageur and its predecessor firm, Insight Investment Management, since 1993. He has been in the investment industry since 1980. Scott received his MBA and BS from the University of Minnesota.

--------------------------------------------------------------------------------

STEVEN P. ELDREDGE, CFA
MANAGING DIRECTOR, CLIENT PORTFOLIO MANAGER
Steven Eldredge utilizes his 25 plus years of experience in the fixed income industry to help lead Voyageur's fixed income portfolio management effort. Steve has an extensive background in both the taxable and tax-exempt markets providing him with a unique set of experiences to draw upon. Prior to joining Voyageur in 1995, Steve was Chief Operating Officer for the ABT Mutual Fund family. Steve began his career in the investment industry in 1978 as a portfolio manager for a bank holding company in Florida. Steve received his BA in Finance from the University of Central Florida. He is a CFA charterholder and member of the CFA Society of Minnesota.

--------------------------------------------------------------------------------

================================================================================
PERFORMANCE SUMMARY
================================================================================

--------------------------------------------------------------------------------

TAMARACK MONEY MARKET FUNDS

o The Tamarack Money Market Funds seek to achieve the highest level of current income as is consistent with prudent investment management, the preservation of capital, and maintenance of liquidity. The funds invest in a variety of highly-rated money market instruments. In the Tax-Free Money Market Funds, investments are made in highly-rated debt obligations that pay interest exempt from federal income taxes and alternative minimum tax
     (AMT).

o Although the Tamarack Money Market Funds are not benchmarked to industry indices (such as the S&P 500(R)), we do evaluate performance against each Fund's respective peer group as reported by Lipper.

--------------------------------------------------------------------------------

TAXABLE MONEY FUNDS

o For the six-month period ended March 31, 2006, the Prime, Institutional Prime, and U.S. Government Money Market Funds provided yields that were slightly above the average reported yields of their respective Lipper peer groups.

o Short-term market interest rates continued to rise, largely in response to increases made by the Federal Reserve Board to their benchmark overnight Federal Funds rate. In this rising yield environment for short-term securities, the three taxable money market funds maintained a strategy whereby

    (1) a high percentage of assets were in securities that matured within 60 days,

    (2) a modest percentage of assets were placed in securities with maturities of longer than 180 days and less than 397 days, while

    (3) the three Funds maintained slightly longer average portfolio maturities than were reported by their respective peer groups.

o We believe that while further increases in short-term yields are forthcoming, there is a somewhat limited upside as to how much higher yields will go in the coming six months.

--------------------------------------------------------------------------------

TAX-EXEMPT FUNDS

o The performance of the Tax-Free Money Market Fund was within the average of its Lipper peer group, while the Institutional Tax-Free Money Market
    Fund's performance was slightly better then the average performance of its Lipper peer group.

o Both tax-free Funds hold a large percentage of assets that provide either daily or weekly liquidity (in other words, securities with maturities of seven days or less). However, the Funds also hold a portion of assets in highly-rated notes with maturities of between 180 and 397 days. This has resulted in the average maturities of both Funds being slightly longer than their peer groups.

================================================================================
PERFORMANCE SUMMARY
================================================================================

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Each of the Tamarack Money Market Funds seeks to preserve the value of an investment in the Fund at $1.00 per share. While the goal is to maintain a $1.00 per share price, there is no guarantee that a Fund will meet this goal and it is possible to lose money.


                                               TOTAL RETURN
                                          FOR THE SIX MONTHS ENDED     SEC 7-DAY ANNUALIZED YIELD (1)
                                              MARCH 31, 2006            3/31/2006         3/31/2005
                                              --------------            ---------         ---------

Tamarack Prime Money Market Fund                  1.75%                   4.04%             2.04%
Tamarack U.S. Government Money
  Market Fund                                     1.70%                   3.93%             1.90%
Tamarack Tax-Free Money Market Fund               1.12%                   2.44%             1.45%
Tamarack Institutional Prime Money
  Market Fund (2)                                 2.01%                   4.53%             2.41%
Tamarack Institutional Tax-Free Money
  Market Fund (2)                                 1.33%                   2.88%             1.79%

(1) As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.
(2) The Tamarack Institutional Prime and Institutional Tax-Free Money Market Funds are intended for shareholders investing $1 million or more.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

                                                                                                    TAMARACK
                                                                                  TAMARACK       U.S. GOVERNMENT    TAMARACK
                                                                                 PRIME MONEY          MONEY       TAX-FREE MONEY
                                                                                 MARKET FUND       MARKET FUND     MARKET FUND
                                                                                --------------    ------------     ------------
ASSETS:
Investments, at market value (cost $8,269,044,800; $710,112,996;
 $827,385,373; $936,246,783 and $424,192,667, respectively)                     $8,269,044,800    $710,112,996     $827,385,373
Investment of Cash Collateral for Securities on Loan, at market value (cost
 $36,190,415; $--; $--; $-- and $--, respectively)                                  36,190,415               -                -
Repurchase Agreements, at cost                                                      20,000,000     100,000,000                -
                                                                                --------------    ------------     ------------
Total Investments                                                                8,325,235,215     810,112,996      827,385,373
Interest receivable                                                                 25,177,466       1,365,227        5,949,138
Cash                                                                                     3,493               -                -
Receivable for capital shares issued                                                         -               -                -
Prepaid expenses                                                                       286,765          53,463           55,224
                                                                                --------------    ------------     ------------
  Total Assets                                                                   8,350,702,939     811,531,686      833,389,735
                                                                                --------------    ------------     ------------
LIABILITIES:
Payable to custodian                                                                         -               -           14,239
Distributions payable                                                               27,608,247       2,606,800        1,726,601
Payable for capital shares redeemed                                                  1,374,254       4,247,570        2,049,218
Payable for investments purchased                                                   80,046,171               -                -
Payable upon return for securities on loan                                          36,190,415               -                -
Accrued expenses and other payables:
 Investment advisory fees                                                            2,201,582         261,570          251,270
 Administrative services fees                                                        1,762,725         171,669          182,163
 Other                                                                               1,648,937         136,717           86,167
                                                                                --------------    ------------     ------------
  Total Liabilities                                                                150,832,331       7,424,326        4,309,658
                                                                                --------------    ------------     ------------
  Net Assets                                                                    $8,199,870,608    $804,107,360     $829,080,077
                                                                                ==============    ============     ============
NET ASSETS CONSIST OF:
Capital                                                                         $8,199,936,733    $804,111,077     $829,081,733
Undistributed net investment income (loss)                                                  --               1                1
Accumulated net realized losses from investment transactions                           (66,125)         (3,718)          (1,657)
                                                                                --------------    ------------     ------------
  Net Assets                                                                    $8,199,870,608    $804,107,360     $829,080,077
                                                                                ==============    ============     ============
SHARES OUTSTANDING:                                                              8,200,058,098     804,145,220      829,130,074
NET ASSET VALUES:                                                               $         1.00    $       1.00     $       1.00
                                                                                ==============    ============     ============



                                                                                  TAMARACK          TAMARACK
                                                                               INSTITUTIONAL     INSTITUTIONAL
                                                                                PRIME MONEY      TAX-FREE MONEY
                                                                                MARKET FUND        MARKET FUND
                                                                                ------------      ------------
ASSETS:
Investments, at market value (cost $8,269,044,800; $710,112,996;
 $827,385,373; $936,246,783 and $424,192,667, respectively)                     $936,246,783      $424,192,667
Investment of Cash Collateral for Securities on Loan, at market value (cost
 $36,190,415; $--; $--; $-- and $--, respectively)                                         -                 -
Repurchase Agreements, at cost                                                     8,000,000                 -
                                                                                ------------      ------------
Total Investments                                                                944,246,783       424,192,667
Interest receivable                                                                3,906,464         2,857,910
Cash                                                                                       -                 -
Receivable for capital shares issued                                              11,946,171                 -
Prepaid expenses                                                                      30,403            38,492
                                                                                ------------      ------------
  Total Assets                                                                   960,129,821       427,089,069
                                                                                ------------      ------------
LIABILITIES:
Payable to custodian                                                                       -                 -
Distributions payable                                                              3,438,537         1,020,539
Payable for capital shares redeemed                                                        -         2,987,951
Payable for investments purchased                                                 25,984,785                 -
Payable upon return for securities on loan                                                 -                 -
Accrued expenses and other payables:
 Investment advisory fees                                                            196,173            91,538
 Administrative services fees                                                              -                 -
 Other                                                                                12,611            12,311
                                                                                ------------      ------------
  Total Liabilities                                                               29,632,106         4,112,339
                                                                                ------------      ------------
  Net Assets                                                                    $930,497,715      $422,976,730
                                                                                ============      ============
NET ASSETS CONSIST OF:
Capital                                                                         $930,555,801      $422,977,267
Undistributed net investment income (loss)                                                (1)               (1)
Accumulated net realized losses from investment transactions                         (58,085)             (536)
                                                                                ------------     -------------
  Net Assets                                                                    $930,497,715      $422,976,730
                                                                                ============     =============
SHARES OUTSTANDING:                                                              930,564,218       422,977,267
NET ASSET VALUES:                                                               $       1.00      $       1.00
                                                                                ============     =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations

--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)


                                                                     TAMARACK                        TAMARACK        TAMARACK
                                                     TAMARACK     U.S. GOVERNMENT     TAMARACK     INSTITUTIONAL   INSTITUTIONAL
                                                    PRIME MONEY        MONEY       TAX-FREE MONEY   PRIME MONEY    TAX-FREE MONEY
                                                    MARKET FUND     MARKET FUND     MARKET FUND     MARKET FUND     MARKET FUND
                                                   -------------   ------------     -----------     ------------    -----------
INVESTMENT INCOME:
 Interest income                                   $ 172,736,907   $ 17,111,754     $12,658,709     $ 18,743,240    $ 6,111,921
 Dividend income                                          98,181         65,009          12,603           59,087         15,045
 Securities lending income (a)                             8,770              -               -              929              -
                                                   -------------   ------------     -----------     ------------    -----------
  Total Investment Income                            172,843,858     17,176,763      12,671,312       18,803,256      6,126,966
                                                   -------------   ------------     -----------     ------------    -----------
EXPENSES:
 Investment advisory fees                             17,113,200      1,564,597       2,153,688        1,094,506        519,691
 Administrative services fees                         10,088,023      1,028,529       1,076,844                -              -
 Custodian fees                                           39,446          5,842           5,748            5,035          2,826
 Shareholder reports                                   1,928,069        114,042          68,605            7,014          2,612
 Transfer agent fees                                   7,432,073        397,702         263,428           20,852          9,224
 Trustees' fees                                           12,865         12,865          12,865           12,865         12,865
 Other fees                                              627,435         98,865         100,403           87,575         62,594
                                                   -------------   ------------     -----------     ------------    -----------
 Total expenses before fee reductions                 37,241,111      3,222,442       3,681,581        1,227,847        609,812
 Expenses reduced by:
  Investment advisor                                  (4,962,241)             -        (666,442)               -              -
                                                   -------------   ------------     -----------     ------------    -----------
  Net Expenses                                         32,278,870     3,222,442       3,015,139        1,227,847        609,812
                                                   -------------   ------------     -----------     ------------    -----------
NET INVESTMENT INCOME                                140,564,988     13,954,321       9,656,173       17,575,409      5,517,154
                                                   -------------   ------------     -----------     ------------    -----------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions         (22,732)          (437)              -          (10,294)             -
                                                   -------------   ------------     -----------     ------------    -----------
Change in net assets resulting from operations     $ 140,542,256   $ 13,953,884     $ 9,656,173     $ 17,565,115    $ 5,517,154
                                                   =============   ============     ===========     ============    ===========


(a) For more information on Securities Lending please see Note 2 in the Notes to Financial Statements.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK PRIME MONEY MARKET FUND

                                                                         FOR THE            FOR THE
                                                                    SIX MONTHS ENDED       YEAR ENDED
                                                                     MARCH 31, 2006    SEPTEMBER 30, 2005
                                                                     ---------------    ---------------
                                                                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                              $   140,564,988    $   160,619,206
  Net realized losses from investment
   transactions                                                              (22,732)           (34,649)
                                                                     ---------------    ---------------
Change in net assets resulting from operations                           140,542,256        160,584,557
                                                                     ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                            (140,564,988)      (160,744,063)
                                                                     ---------------    ---------------
Change in net assets from shareholder
  distributions                                                         (140,564,988)      (160,744,063)
                                                                     ---------------    ---------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                          1,668,298,656      3,577,430,405
  Dividends reinvested                                                   131,557,401        148,199,403
  Cost of shares redeemed                                             (1,521,662,451)    (3,688,373,953)
                                                                     ---------------    ---------------
Change in net assets from capital transactions                           278,193,606         37,255,855
                                                                     ---------------    ---------------
Net increase in net assets                                               278,170,874         37,096,349

NET ASSETS:
  Beginning of period                                                  7,921,699,734      7,884,603,385
                                                                     ---------------    ---------------
  End of period                                                      $ 8,199,870,608    $ 7,921,699,734
                                                                     ===============    ===============
SHARE TRANSACTIONS:
  Issued                                                               1,668,298,656      3,577,430,405
  Reinvested                                                             131,557,401        148,199,389
  Redeemed                                                            (1,521,662,451)    (3,688,373,953)
                                                                     ---------------    ---------------
Change in shares from capital transactions                               278,193,606         37,255,841
                                                                     ===============    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK U.S. GOVERNMENT MONEY MARKET FUND

                                                                     FOR THE            FOR THE
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 MARCH 31, 2006    SEPTEMBER 30, 2005
                                                                 ---------------    ---------------
                                                                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                          $    13,954,321    $    16,973,991
  Net realized losses from investment
   transactions                                                             (437)            (3,184)
                                                                 ---------------    ---------------
Change in net assets resulting from operations                        13,953,884         16,970,807
                                                                 ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         (13,954,284)       (17,007,778)
                                                                 ---------------    ---------------
Change in net assets from shareholder
  distributions                                                      (13,954,284)       (17,007,778)
                                                                 ---------------    ---------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                        283,033,292      1,038,080,425
  Dividends reinvested                                                13,281,147         15,764,456
  Cost of shares redeemed                                           (305,350,275)    (1,187,673,086)
                                                                 ---------------    ---------------
Change in net assets from capital transactions                        (9,035,836)      (133,828,205)
                                                                 ---------------    ---------------
Net decrease in net assets                                            (9,036,236)      (133,865,176)

NET ASSETS:
  Beginning of period                                                813,143,596        947,008,772
                                                                 ---------------    ---------------
  End of period                                                  $   804,107,360    $   813,143,596
                                                                 ===============    ===============
Undistributed (distributions in excess of) net
  investment income                                              $             1    $           (36)
                                                                 ===============    ===============
SHARE TRANSACTIONS:
  Issued                                                             283,033,292      1,038,080,425
  Reinvested                                                          13,281,147         15,764,456
  Redeemed                                                          (305,350,275)    (1,187,673,087)
                                                                 ---------------    ---------------
Change in shares from capital transactions                            (9,035,836)      (133,828,206)
                                                                 ===============    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK TAX-FREE MONEY MARKET FUND

                                                                         FOR THE            FOR THE
                                                                    SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2006    SEPTEMBER 30, 2005
                                                                     ---------------    ---------------
                                                                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                              $     9,656,173    $    13,116,569
  Net realized gains (losses) from investment
   transactions                                                                   --                 --
                                                                     ---------------    ---------------
Change in net assets resulting from operations                             9,656,173         13,116,569
                                                                     ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                              (9,656,173)       (13,156,292)
                                                                     ---------------    ---------------
Change in net assets from shareholder
  distributions                                                           (9,656,173)       (13,156,292)
                                                                     ---------------    ---------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                            396,846,219        977,930,746
  Dividends reinvested                                                     9,291,768         12,402,614
  Cost of shares redeemed                                               (435,098,217)    (1,097,008,583)
                                                                     ---------------    ---------------
Change in net assets from capital transactions                           (28,960,230)      (106,675,223)
                                                                     ---------------    ---------------
Net decrease in net assets                                               (28,960,230)      (106,714,946)

NET ASSETS:
  Beginning of period                                                    858,040,307        964,755,253
                                                                     ---------------    ---------------
  End of period                                                      $   829,080,077    $   858,040,307
                                                                     ===============    ===============
Undistributed net investment income                                  $             1    $             1
                                                                     ===============    ===============
SHARE TRANSACTIONS:
  Issued                                                                 396,846,219        977,930,747
  Reinvested                                                               9,291,768         12,402,614
  Redeemed                                                              (435,098,217)    (1,097,008,585)
                                                                     ---------------    ---------------
Change in shares from capital transactions                               (28,960,230)      (106,675,224)
                                                                     ===============    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK INSTITUTIONAL PRIME MONEY MARKET FUND

                                                                           FOR THE            FOR THE
                                                                      SIX MONTHS ENDED       YEAR ENDED
                                                                       MARCH 31, 2006    SEPTEMBER 30, 2005
                                                                       ---------------    ---------------
                                                                         (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                                $    17,575,409    $    17,761,975
  Net realized losses from investment
   transactions                                                                (10,294)           (20,299)
                                                                       ---------------    ---------------
Change in net assets resulting from operations                              17,565,115         17,741,676
                                                                       ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                               (17,575,379)       (17,788,685)
                                                                       ---------------    ---------------
Change in net assets from shareholder
  distributions                                                            (17,575,379)       (17,788,685)
                                                                       ---------------    ---------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                              669,932,609      1,281,086,607
  Dividends reinvested                                                      16,283,088         16,376,260
  Cost of shares redeemed                                                 (546,036,108)    (1,150,158,554)
                                                                       ---------------    ---------------
Change in net assets from capital transactions                             140,179,589        147,304,313
                                                                       ---------------    ---------------
Net increase in net assets                                                 140,169,325        147,257,304

NET ASSETS:
  Beginning of period                                                      790,328,390        643,071,086
                                                                       ---------------    ---------------
  End of period                                                        $   930,497,715    $   790,328,390
                                                                       ===============    ===============
Distributions in excess of net investment income                       $            (1)   $           (31)
                                                                       ===============    ===============
SHARE TRANSACTIONS:
  Issued                                                                   669,932,609      1,281,086,607
  Reinvested                                                                16,283,088         16,376,260
  Redeemed                                                                (546,036,108)    (1,150,158,555)
                                                                       ---------------    ---------------
Change in shares from capital transactions                                 140,179,589        147,304,312
                                                                       ===============    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                                                                           FOR THE            FOR THE
                                                                      SIX MONTHS ENDED       YEAR ENDED
                                                                       MARCH 31, 2006    SEPTEMBER 30, 2005
                                                                       ---------------    ---------------
                                                                         (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                                $     5,517,154    $     6,518,324
  Net realized gains (losses) from investment
   transactions                                                                     --                 --
                                                                       ---------------    ---------------
Change in net assets resulting from operations                               5,517,154          6,518,324
                                                                       ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                (5,517,139)        (6,434,646)
                                                                       ---------------    ---------------
Change in net assets from shareholder
  distributions                                                             (5,517,139)        (6,434,646)
                                                                       ---------------    ---------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                              305,370,511        633,907,963
  Dividends reinvested                                                       5,186,027          6,101,700
  Cost of shares redeemed                                                 (245,657,116)      (668,769,224)
                                                                       ---------------    ---------------
Change in net assets from capital transactions                              64,899,422        (28,759,561)
                                                                       ---------------    ---------------
Net increase (decrease) in net assets                                       64,899,437        (28,675,883)

NET ASSETS:
  Beginning of period                                                      358,077,293        386,753,176
                                                                       ---------------    ---------------
  End of period                                                        $   422,976,730    $   358,077,293
                                                                       ===============    ===============
Distributions in excess of net investment income                       $            (1)   $           (16)
                                                                       ===============    ===============
SHARE TRANSACTIONS:
  Issued                                                                   305,370,511        633,907,963
  Reinvested                                                                 5,186,027          6,101,700
  Redeemed                                                                (245,657,116)      (668,769,224)
                                                                       ---------------    ---------------
Change in shares from capital transactions                                  64,899,422        (28,759,561)
                                                                       ===============    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Prime Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                          INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                                         -----------------------   --------------------------
                                             NET ASSET
                                               VALUE,        NET      TOTAL FROM      NET
                                             BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT       TOTAL
                                             OF PERIOD     INCOME     ACTIVITIES     INCOME     DISTRIBUTIONS
                                             ---------   ----------   ----------   ----------   -------------
Six Months Ended March 31, 2006 (Unaudited)      $1.00         0.02         0.02       (0.02)          (0.02)
Year Ended September 30, 2005                     1.00         0.02         0.02       (0.02)          (0.02)
Period Ended September 30, 2004 (e)               1.00           (a)          (a)         (a)             (a)
Year Ended July 31, 2004                          1.00           (a)          (a)         (a)             (a)
Year Ended July 31, 2003                          1.00         0.01         0.01       (0.01)          (0.01)
Year Ended July 31, 2002                          1.00         0.02         0.02       (0.02)          (0.02)
Year Ended July 31, 2001                          1.00         0.05         0.05       (0.05)          (0.05)

                                             NET ASSET
                                              VALUE,
                                              END OF        TOTAL
                                              PERIOD        RETURN
                                             ---------     --------
Six Months Ended March 31, 2006 (Unaudited)      $1.00      1.75%(c)
Year Ended September 30, 2005                     1.00        2.00%
Period Ended September 30, 2004 (e)               1.00      0.14%(c)
Year Ended July 31, 2004                          1.00        0.42%
Year Ended July 31, 2003                          1.00        0.80%
Year Ended July 31, 2002                          1.00        1.70%
Year Ended July 31, 2001                          1.00        5.10%

                                                                         RATIOS/SUPPLEMENTAL DATA
                                              --------------------------------------------------------------------------
                                                                            RATIO OF NET                    RATIO OF NET
                                                               RATIO OF      INVESTMENT       RATIO OF       INVESTMENT
                                                NET ASSETS,  EXPENSES TO       INCOME       EXPENSES TO        INCOME
                                              END OF PERIOD    AVERAGE       TO AVERAGE       AVERAGE        TO AVERAGE
                                                (MILLIONS)    NET ASSETS     NET ASSETS     NET ASSETS*     NET ASSETS*
                                              -------------  ------------   ------------    -----------     ------------
Six Months Ended March 31, 2006 (Unaudited)          $8,200      0.80%(d)        3.48%(d)      0.92%(d)         3.36%(d)
Year Ended September 30, 2005                         7,922         0.76%          1.97%          0.92%            1.81%
Period Ended September 30, 2004 (e)                   7,885      0.71%(d)        0.83%(d)      0.93%(d)         0.61%(d)
Year Ended July 31, 2004                              7,860         0.71%          0.42%          0.90%            0.24%
Year Ended July 31, 2003                              8,111         0.71%          0.80%          0.90%            0.61%
Year Ended July 31, 2002                              8,524         0.69%          1.66%          0.73%            1.61%
Year Ended July 31, 2001                              5,282         0.62%          5.11%            (b)              (b)

 * During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Less than $0.01 per share.
(b) There were no waivers or reimbursements during the period.
(c) Not Annualized.
(d) Annualized.
(e) For the period from August 1, 2004 to September 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack U.S. Government Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                          INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                                         -----------------------   --------------------------
                                             NET ASSET
                                               VALUE,        NET      TOTAL FROM      NET
                                             BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT       TOTAL
                                             OF PERIOD     INCOME     ACTIVITIES     INCOME     DISTRIBUTIONS
                                             ---------   ----------   ----------   ----------   -------------
Six Months Ended March 31, 2006 (Unaudited)      $1.00         0.02         0.02       (0.02)          (0.02)
Year Ended September 30, 2005                     1.00         0.02         0.02       (0.02)          (0.02)
Period Ended September 30, 2004 (e)               1.00           (a)          (a)         (a)             (a)
Year Ended July 31, 2004                          1.00           (a)          (a)         (a)             (a)
Year Ended July 31, 2003                          1.00         0.01         0.01       (0.01)          (0.01)
Year Ended July 31, 2002                          1.00         0.02         0.02       (0.02)          (0.02)
Year Ended July 31, 2001                          1.00         0.05         0.05       (0.05)          (0.05)

                                             NET ASSET
                                              VALUE,
                                              END OF        TOTAL
                                              PERIOD        RETURN
                                             ---------     --------
Six Months Ended March 31, 2006 (Unaudited)      $1.00     1.70%(c)
Year Ended September 30, 2005                    $1.00       1.96%
Period Ended September 30, 2004 (e)               1.00     0.14%(c)
Year Ended July 31, 2004                          1.00        0.38%
Year Ended July 31, 2003                          1.00        0.70%
Year Ended July 31, 2002                          1.00        1.60%
Year Ended July 31, 2001                          1.00        4.90%

                                                                         RATIOS/SUPPLEMENTAL DATA
                                              --------------------------------------------------------------------------
                                                                            RATIO OF NET                    RATIO OF NET
                                                               RATIO OF      INVESTMENT       RATIO OF       INVESTMENT
                                                NET ASSETS,  EXPENSES TO       INCOME       EXPENSES TO        INCOME
                                              END OF PERIOD    AVERAGE       TO AVERAGE       AVERAGE        TO AVERAGE
                                                (MILLIONS)    NET ASSETS     NET ASSETS     NET ASSETS*     NET ASSETS*
                                              -------------  ------------   ------------    -----------     ------------
Six Months Ended March 31, 2006 (Unaudited)            $804      0.78%(d)       3.39%(d)            (b)             (b)
Year Ended September 30, 2005                           813         0.74%         1.92%          0.77%           1.89%
Period Ended September 30, 2004 (e)                     947      0.71%(d)       0.81%(d)       0.79%(d)        0.73%(d)
Year Ended July 31, 2004                                929         0.71%          0.38%          0.73%           0.36%
Year Ended July 31, 2003                              1,060         0.71%          0.70%          0.75%           0.66%
Year Ended July 31, 2002                              1,088         0.57%          1.60%          0.59%           1.58%
Year Ended July 31, 2001                                462         0.54%          4.88%            (b)             (b)

 * During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.


(a) Less than $0.01 per share.
(b) There were no waivers or reimbursements during the period.
(c) Not Annualized.
(d) Annualized.
(e) For the period from August 1, 2004 to September 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Tax-Free Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)



                                                          INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                                         -----------------------   --------------------------
                                             NET ASSET
                                               VALUE,        NET      TOTAL FROM      NET
                                             BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT       TOTAL
                                             OF PERIOD     INCOME     ACTIVITIES     INCOME     DISTRIBUTIONS
                                             ---------   ----------   ----------   ----------   -------------
Six Months Ended March 31, 2006 (Unaudited)      $1.00         0.01         0.01       (0.01)          (0.01)
Year Ended September 30, 2005                     1.00         0.01         0.01       (0.01)          (0.01)
Period Ended September 30, 2004 (e)               1.00          (a)          (a)          (a)             (a)
Year Ended July 31, 2004                          1.00          (a)          (a)          (a)             (a)
Year Ended July 31, 2003                          1.00         0.01         0.01       (0.01)          (0.01)
Year Ended July 31, 2002                          1.00         0.01         0.01       (0.01)          (0.01)
Year Ended July 31, 2001                          1.00         0.03         0.03       (0.03)          (0.03)

                                             NET ASSET
                                              VALUE,
                                              END OF        TOTAL
                                              PERIOD        RETURN
                                             ---------     --------
Six Months Ended March 31, 2006 (Unaudited)      $1.00      1.12%(c)
Year Ended September 30, 2005                     1.00        1.44%
Period Ended September 30, 2004 (e)               1.00      0.11%(c)
Year Ended July 31, 2004                          1.00        0.38%
Year Ended July 31, 2003                          1.00        0.60%
Year Ended July 31, 2002                          1.00        1.10%
Year Ended July 31, 2001                          1.00        3.10%

                                                                         RATIOS/SUPPLEMENTAL DATA
                                              --------------------------------------------------------------------------
                                                                            RATIO OF NET                    RATIO OF NET
                                                               RATIO OF      INVESTMENT       RATIO OF       INVESTMENT
                                                NET ASSETS,  EXPENSES TO       INCOME       EXPENSES TO        INCOME
                                              END OF PERIOD    AVERAGE       TO AVERAGE       AVERAGE        TO AVERAGE
                                                (MILLIONS)    NET ASSETS     NET ASSETS     NET ASSETS*     NET ASSETS*
                                              -------------  ------------   ------------    -----------     ------------
Six Months Ended March 31, 2006 (Unaudited)            $829      0.70%(d)       2.24%(d)       0.85%(d)        2.09%(d)
Year Ended September 30, 2005                           858         0.66%          1.41%          0.83%           1.24%
Period Ended September 30, 2004 (e)                     965      0.62%(d)       0.64%(d)       0.83%(d)        0.43%(d)
Year Ended July 31, 2004                              1,003         0.62%          0.38%          0.86%           0.14%
Year Ended July 31, 2003                                946         0.62%          0.62%          0.85%           0.39%
Year Ended July 31, 2002                                909         0.59%          1.08%          0.65%           1.03%
Year Ended July 31, 2001                                490         0.59%          3.07%            (b)             (b)

 * During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.


(a) Less than $0.01 per share.
(b) There were no waivers or reimbursements during the period.
(c) Not Annualized.
(d) Annualized.
(e) For the period from August 1, 2004 to September 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Institutional Prime Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                            INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                                          ------------------------- ----------------------------
                                               NET ASSET
                                                 VALUE,        NET      TOTAL FROM       NET
                                               BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT       TOTAL
                                               OF PERIOD     INCOME     ACTIVITIES     INCOME     DISTRIBUTIONS
                                               ---------   ----------   ----------   ----------   -------------
Six Months Ended March 31, 2006 (Unaudited)        $1.00         0.02         0.02       (0.02)          (0.02)
Year Ended September 30, 2005                       1.00         0.02         0.02       (0.02)          (0.02)
Period Ended September 30, 2004 (d)                 1.00          (a)          (a)          (a)             (a)
Year Ended July 31, 2004                            1.00         0.01         0.01       (0.01)          (0.01)
Year Ended July 31, 2003                            1.00         0.01         0.01       (0.01)          (0.01)
Year Ended July 31, 2002                            1.00         0.02         0.02       (0.02)          (0.02)
Year Ended July 31, 2001                            1.00         0.06         0.06       (0.06)          (0.06)

                                                                                  RATIOS/SUPPLEMENTAL DATA
                                                                        -------------------------------------------
                                                                                                       RATIO OF NET
                                               NET ASSET                                  RATIO OF      INVESTMENT
                                                VALUE,                    NET ASSETS,    EXPENSES TO      INCOME
                                                END OF       TOTAL      END OF PERIOD     AVERAGE       TO AVERAGE
                                                PERIOD       RETURN       (MILLIONS)     NET ASSETS     NET ASSETS
                                               ---------   ----------   -------------    -----------   ------------
Six Months Ended March 31, 2006 (Unaudited)        $1.00     2.01%(b)            $930       0.28%(c)       4.01%(c)
Year Ended September 30, 2005                       1.00        2.48%             790          0.28%          2.47%
Period Ended September 30, 2004 (d)                 1.00     0.21%(b)             643       0.29%(c)       1.26%(c)
Year Ended July 31, 2004                            1.00        0.85%             656          0.29%          0.85%
Year Ended July 31, 2003                            1.00        1.20%             503          0.30%          1.20%
Year Ended July 31, 2002                            1.00        2.20%             449          0.30%          2.17%
Year Ended July 31, 2001                            1.00        5.50%             366          0.31%          5.52%

(a) Less than $0.01 per share.
(b) Not Annualized.
(c) Annualized.
(d) For the period from August 1, 2004 to September 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                            INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                                          ------------------------- ----------------------------
                                               NET ASSET
                                                 VALUE,        NET      TOTAL FROM       NET
                                               BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT       TOTAL
                                               OF PERIOD     INCOME     ACTIVITIES     INCOME     DISTRIBUTIONS
                                               ---------   ----------   ----------   ----------   -------------
Six Months Ended March 31, 2006 (Unaudited)        $1.00         0.01         0.01      (0.01)           (0.01)
Year Ended September 30, 2005                       1.00         0.02         0.02      (0.02)           (0.02)
Period Ended September 30, 2004 (d)                 1.00          (a)          (a)         (a)              (a)
Year Ended July 31, 2004                            1.00         0.01         0.01      (0.01)           (0.01)
Year Ended July 31, 2003                            1.00         0.01         0.01      (0.01)           (0.01)
Year Ended July 31, 2002                            1.00         0.01         0.01      (0.01)           (0.01)
Year Ended July 31, 2001                            1.00         0.03         0.03      (0.03)           (0.03)


                                                                                  RATIOS/SUPPLEMENTAL DATA
                                                                        -------------------------------------------
                                                                                                       RATIO OF NET
                                               NET ASSET                                  RATIO OF      INVESTMENT
                                                VALUE,                    NET ASSETS,    EXPENSES TO      INCOME
                                                END OF       TOTAL      END OF PERIOD     AVERAGE       TO AVERAGE
                                                PERIOD       RETURN       (MILLIONS)     NET ASSETS     NET ASSETS
                                               ---------   ----------   -------------    -----------   ------------
Six Months Ended March 31, 2006 (Unaudited)        $1.00     1.33%(b)            $423       0.29%(c)       2.65%(c)
Year Ended September 30, 2005                       1.00        1.78%             358          0.28%          1.79%
Period Ended September 30, 2004 (d)                 1.00     0.16%(b)             387       0.30%(c)       0.98%(c)
Year Ended July 31, 2004                            1.00        0.72%             355          0.32%          0.72%
Year Ended July 31, 2003                            1.00        0.90%             244          0.33%          0.90%
Year Ended July 31, 2002                            1.00        1.40%             193          0.36%          1.42%
Year Ended July 31, 2001                            1.00        3.30%             172          0.39%          3.32%

(a) Less than $0.01 per share.
(b) Not Annualized.
(c) Annualized.
(d) For the period from August 1, 2004 to September 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

March 31, 2006 (Unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This semi- annual report includes the following five investment portfolios ("Funds"):

- Tamarack Prime Money Market Fund ("Prime Money Market Fund")
- Tamarack U.S. Government Money Market Fund ("U.S. Government Money Market
  Fund")
- Tamarack Tax-Free Money Market Fund ("Tax-Free Money Market Fund")
- Tamarack Institutional Prime Money Market Fund ("Institutional Prime Money Market Fund")
- Tamarack Institutional Tax-Free Money Market Fund ("Institutional Tax-Free Money Market Fund")

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:
Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities in money market funds are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Fund will use pricing and valuation procedures approved by Tamarack's Board of Trustees (the "Board") to determine a security's fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. The Funds do not invest in any unrated securities.

INVESTMENT TRANSACTIONS AND INCOME:
Investment transactions are accounted for on the date the security is bought or sold ("trade date"). Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

FINANCIAL INSTRUMENTS:
The Funds may engage in when-issued transactions. The Funds record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date. Securities purchased on a when-issued basis begin earning interest on the settlement date. As of March 31, 2006, the Funds held no when-issued securities.

REPURCHASE AGREEMENTS:
The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:
Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple funds, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund's relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense.

DISTRIBUTIONS TO SHAREHOLDERS:
Each Fund pays out any income that it receives, less expenses, in the form of dividends to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g. expiring capital loss carryforward and foreign currency transactions), they are reclassified within the Funds' capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights.

SECURITIES LENDING:
The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to 100% of the current market value of the securities loaned;

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

(2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 331/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent ("Wells Fargo Bank") a percentage of the lending income. Securities lending income is presented net of such payments to the lending agent in the financial statements. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Funds assume all risk of loss from a decline in the market value of the collateral investment and any resulting collateral deficiencies. In an effort to reduce these risks, Voyageur and Wells Fargo Bank will monitor the creditworthiness of the firms to which the Funds lend securities.

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of March 31, 2006. The collateral received was invested into repurchase agreements which are included in the Fund's Schedule of Portfolio Investments.

                             Value of Securities
                                   Loaned           Value of Collateral
                            --------------------   --------------------

Prime Money Market Fund              $35,464,288            $36,190,415

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of the Funds, has entered into investment advisory agreements with Voyageur, under which Voyageur manages the Funds' assets and furnishes related office facilities, equipment, research and personnel. The agreements require the Funds to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contract Voyageur is entitled to receive fees based on a percentage of the average daily net assets as follows:

                                             Average Daily Net
                                               Assets of Fund       Annual Rate
                                            --------------------   ------------
Prime Money Market Fund                      Up to $700 million       0.55%
                                              Next $500 million       0.50%
                                              Next $800 million       0.45%
                                               Over $2 billion        0.40%
U.S. Government Money Market Fund            Up to $100 million       0.50%
                                              Next $200 million       0.40%
                                              Over $300 million       0.35%
Tax-Free Money Market Fund                     All Net Assets         0.50%
Institutional Prime Money Market Fund          All Net Assets         0.25%
Institutional Tax-Free Money Market Fund       All Net Assets         0.25%

Effective January 28, 2006, Voyageur contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of Prime Money Market, U.S. Government Money Market and Tax-Free Money Market Funds to 0.80%, 0.78% and 0.70%, respectively. This expense limitation agreement is in place until January 31, 2007. Voyageur may also voluntarily waive and/or reimburse operating expenses of the Funds

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur serves as administrator to the Funds and BISYS Fund Services Ohio, Inc. ("BISYS") serves as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the corporate existence of the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, Voyageur receives from the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund a fee, payable monthly, at the annual rate of 0.25% of the Funds' average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

--------------------------------------------------------------------------------

4. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund. Effective as of the taxable year ended September 30, 2004, each of the Funds changed its annual tax period to September 30th.

The tax character of distributions during the fiscal year ended September 30, 2005 was as follows:

                                Distributions Paid From
                             -----------------------------
                                 Net             Net                                             Total
                              Investment      Long Term       Total Taxable    Tax Exempt     Distributions
                                Income       Capital Gains    Distributions   Distributions       Paid
                             ------------    -------------    -------------   -------------   -------------
Prime Money Market Fund      $148,197,743               $-    $ 148,197,743              $-   $ 148,197,743
U.S. Government Money
  Market Fund                  15,764,646                -       15,764,646               -      15,764,646
Tax-Free Money Market
  Fund                                  -                -                -      12,402,618      12,402,618
Institutional Prime Money
  Market Fund                  16,376,259                -       16,376,259               -      16,376,259
Institutional Tax-Free
  Money Market Fund                     -                -                -       6,101,728       6,101,728

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

As of September 30, 2005 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                            Undist.                                        Accum.
                   Undist.                   Long-                                        Capital                       Total
                    Tax        Taxable       Term                                           and        Unrealized       Accum.
                   Exempt     Ordinary      Capital       Accum.       Distribution        Other      Appreciation/    Earnings/
                   Income      Income        Gains       Earnings         Payable          Losses     Depreciation    (Deficit)
                 ---------   -----------   --------    ------------   ---------------   -----------   -------------   ----------
Prime Money
 Market Fund     $       -   $18,600,575         $-     $18,600,575      $(18,600,575)     $(43,393)             $-     $(43,393)
U.S. Government
 Money Market
 Fund                    -     1,933,631          -       1,933,631        (1,933,667)       (3,281)              -       (3,317)
Tax-Free Money
 Market Fund     1,362,196             -          -       1,362,196        (1,362,195)       (1,657)              -       (1,656)
Institutional
 Prime Money
 Market Fund             -     2,146,219          -       2,146,219        (2,146,250)      (47,791)              -      (47,822)
Institutional
 Tax-Free Money
 Market Fund       689,411             -          -         689,411          (689,427)         (536)              -         (552)

As of September 30, 2005, the following Funds had net capital loss carryforwards to offset future net capital gains or net investment income, if any:

                                              Capital Loss
                                              Carryforward     Expires
                                             --------------   --------
Prime Money Market Fund                            $3,069        2012
U.S. Government Money Market Fund                      97        2012
                                                    1,086        2013
Tax-Free Money Market Fund                          1,657        2010
Institutional Prime Money Market Fund              21,544        2009
                                                      279        2011
                                                    5,669        2012
                                                    1,579        2013
Institutional Tax-Free Money Market Fund              536        2009

As of September 30, 2005, the following Funds had deferred post-October losses to offset future net capital gains or net investment income, if any:

                                                Deferred
                                              Post-October
                                                 Losses
                                             -------------
Prime Money Market Fund                           $40,324
U.S. Government Money Market Fund                   2,098
Institutional Prime Money Market Fund              18,720

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 1.82%
ASSET BACKED AUTO RECEIVABLES - 1.82%
 $25,500,000      Capital One Prime                             $   25,500,000
                  Auto Receivables Trust,
                  Series 2006-1, Class
                  A1, 4.87%, 3/15/07
  31,000,000      Daimler Chrysler Auto                             31,000,000
                  Trust, Series 2006-A,
                  Class A1, 4.79%,
                  3/8/07
  32,500,000      Honda Auto                                        32,500,000
                  Receivables Owner
                  Trust, Series 2006-1,
                  Class A1, 4.93%,
                  4/18/07
  34,009,038      USAA Auto Owner                                   34,009,038
                  Trust, Series 2006-1,
                  Class A1, 4.76%,
                  3/15/07
  26,500,000      World Omni Auto                                   26,500,000
                  Receivables Trust,                            --------------
                  Series 2006-A, Class
                  A1, 4.84%, 3/15/07

TOTAL ASSET BACKED SECURITIES                                      149,509,038
(Cost $149,509,038)                                             --------------

COMMERCIAL PAPER - 44.49%
ASSET BACKED - 16.14%
  33,040,000      Amsterdam Funding                                 32,940,472
                  Corp., 4.72%,
                  4/24/06, (LOC
                  ABN-AMRO
                  Bank) (c) (d)
  55,000,000      Amsterdam Funding                                 54,808,600
                  Corp., 4.64%,
                  4/28/06, (LOC
                  ABN-AMRO
                  Bank) (c) (d)
  30,000,000      Barton Capital LLC,                               29,955,300
                  4.47%, 4/13/06, (LOC
                  Societe General) (c) (d)
  55,000,000      Barton Capital LLC,                               54,862,989
                  4.72%, 4/20/06, (LOC
                  Societe General) (c) (d)
  77,000,000      Edison Asset                                      76,940,838
                  Securitization LLC,
                  4.61%, 4/7/06 (c) (d)
  13,000,000      Edison Asset                                      12,921,079
                  Securitization LLC,
                  4.65%, 5/18/06 (c) (d)
  30,000,000      Fairway Finance Corp.,                            29,966,625
                  4.45%, 4/10/06 (c) (d)
  24,000,000      Fairway Finance Corp.,                            23,966,413
                  4.58%, 4/12/06 (c) (d)
  40,000,000      Fairway Finance Corp.,                            39,940,400
                  4.47%, 4/13/06 (c) (d)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $64,000,000      Fairway Finance Corp.,                        $   63,368,533
                  4.80%, 6/14/06 (c) (d)
  29,593,000      Falcon Asset                                      29,530,115
                  Securitization Corp.,
                  4.50%, 4/18/06 (c) (d)
  75,000,000      Falcon Asset                                      74,772,875
                  Securitization Corp.,
                  4.74%, 4/24/06 (c) (d)
  80,000,000      Kitty Hawk Funding                                79,832,889
                  Corp., 4.70%,
                  4/17/06 (c) (d)
  30,000,000      Liberty Street Funding                            29,920,667
                  Corp., 4.76%,
                  4/21/06 (c) (d)
  60,000,000      Liberty Street Funding                            59,793,733
                  Corp., 4.76%,
                  4/27/06 (c) (d)
  50,000,000      Liberty Street Funding                            49,500,000
                  Corp., 4.80%,
                  6/15/06 (c) (d)
  23,796,000      Nieuw Amsterdam                                   23,790,130
                  Funding, 4.44%,
                  4/3/06 (c) (d)
  29,427,000      Nieuw Amsterdam                                   29,365,399
                  Funding, 4.71%,
                  4/17/06 (c) (d)
  30,349,000      Nieuw Amsterdam                                   30,134,584
                  Funding, 4.71%,
                  5/25/06 (c) (d)
  50,000,000      Ranger Funding Co.                                49,931,250
                  LLC, 4.50%,
                  4/12/06 (c) (d)
 123,839,000      Ranger Funding Co.                               123,576,097
                  LLC, 4.49%,
                  4/18/06 (c) (d)
  80,000,000      Sheffield Funding,                                79,662,667
                  4.60%, 5/4/06, (LOC
                  Barclays Bank PLC, NY
                  Branch) (c) (d)
  22,602,000      Three Pillars Funding,                            22,542,607
                  4.73%, 4/21/06, (LOC
                  Suntrust Bank) (c) (d)
  29,045,000      Triple A One Funding                              28,769,653
                  Corp., 4.74%,
                  6/12/06 (c) (d)
  70,000,000      Variable Funding                                  70,000,000
                  Corp., 4.61%,
                  6/5/06 (b) (c)
  40,000,000      Windmill Funding                                  39,969,600
                  Corp., 4.56%,
                  4/7/06 (c) (d)
  23,000,000      Windmill Funding                                  22,909,533
                  Corp., 4.72%,
                  5/1/06 (c) (d)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $60,000,000      Windmill Funding                              $   59,591,800
                  Corp., 4.71%,                                 --------------
                  5/23/06, (LOC
                  ABN-AMRO
                  Bank NV) (c) (d)
                                                                 1,323,264,848
                                                                --------------

BANKS - AUSTRALIA/NEW ZEALAND - 4.90%
 124,500,000      ANZ Delaware, Inc.,                              124,314,288
                  4.48%, 4/13/06 (d)
  70,000,000      ANZ Delaware, Inc.,                               69,669,056
                  4.60%, 5/8/06 (d)
  40,000,000      ANZ Delaware, Inc.,                               39,768,000
                  4.64%, 5/16/06 (d)
  70,000,000      ANZ Delaware, Inc.,                               69,538,875
                  4.65%, 5/22/06 (d)
  50,000,000      Westpac Trust                                     49,557,986
                  Australia, 4.75%,
                  6/7/06 (c) (d)
  50,000,000      Westpac Trust                                     49,232,083
                  Securities NZ Ltd.,                           --------------
                  4.85%, 7/24/06 (c) (d)
                                                                   402,080,288
                                                                --------------

BANKS - CANADA - 0.61%
  50,000,000      Toronto Dominion                                  49,887,750
                  Bank, 4.49%,                                  --------------
                  4/19/06 (c) (d)

BANKS - DOMESTIC - 0.85%
  70,000,000      Amsouth Bank NA,                                  70,000,000
                  4.64%, 5/8/06                                 --------------

BANKS - FOREIGN - 4.38%
 100,000,000      ABN-AMRO Bank,                                   100,000,701
                  4.70%, 5/22/06, (LOC
                  ABN-AMRO Bank)
  70,000,000      ABN-AMRO Bank,                                    70,003,207
                  5.13%, 3/14/07
  65,000,000      Calyon Bank, 4.63%,                               64,632,569
                  5/15/06 (d)
  25,000,000      Nationwide Building                               24,721,028
                  Society, 4.84%,
                  6/23/06 (c) (d)
 100,000,000      UBS Finance Delaware                              99,435,333
                  LLC, 4.62%,                                   --------------
                  5/15/06 (d)
                                                                   358,792,838
                                                                --------------

CONGLOMERATES - 0.55%
  15,000,000      BASF AG, 4.55%,                                   14,996,208
                  4/3/06 (c) (d)
  30,000,000      BASF AG, 4.60%,                                   29,850,500
                  5/10/06 (c) (d)                               --------------
                                                                    44,846,708
                                                                --------------


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
FINANCE - AUTOMOTIVE - 1.10%
$90,000,000       Toyota Motor Credit                           $   89,965,500
                  Corp., 4.60%,                                 --------------
                  4/4/06 (d)

FINANCE - DIVERSIFIED DOMESTIC - 3.69%
  50,000,000      American Express                                  49,938,333
                  Credit Corp., 4.44%,
                  4/11/06 (d)
  46,000,000      American Express                                  45,777,130
                  Credit Corp., 4.59%,
                  5/9/06 (d)
  18,000,000      Citigroup Financial,                              17,990,940
                  Inc., 4.53%, 4/5/06 (d)
  60,000,000      Citigroup Financial,                              59,652,000
                  Inc., 4.64%,
                  5/16/06 (d)
  50,000,000      General Electric Capital                          49,931,708
                  Corp., 4.47%,
                  4/12/06 (d)
  80,000,000      General Electric Capital                          79,473,001
                  Corp., 4.65%,                                 --------------
                  5/22/06 (d)
                                                                   302,763,112
                                                                --------------

FINANCE - DIVERSIFIED FOREIGN - 8.84%
 100,000,000      Dexia Delaware LLC,                               99,606,472
                  4.57%, 5/2/06 (d)
  70,000,000      Dexia Delaware LLC,                               69,291,406
                  4.80%, 6/16/06 (d)
  50,000,000      HBOS Treasury Services                            49,492,806
                  PLC, 4.81%,
                  6/16/06 (d)
  50,000,000      ING Funding LLC,                                  49,974,889
                  4.52%, 4/5/06 (d)
 100,000,000      Northern Rock PLC,                                99,605,181
                  4.59%, 5/2/06 (c) (d)
  90,000,000      Northern Rock PLC,                                89,290,525
                  4.81%, 5/30/06 (c) (d)
 100,000,000      Rabobank USA Finance                              99,776,999
                  Corp., 4.46%,
                  4/19/06 (d)
  60,000,000      Societe Generale N.A.,                            59,645,800
                  4.62%, 5/17/06 (d)
  60,000,000      Svenska Handelsbank,                              59,652,750
                  Inc., 4.63%,
                  5/16/06 (d)
  49,000,000      Svenska Handelsbank,                              48,510,000
                  Inc., 4.80%,                                  --------------
                  6/15/06 (d)
                                                                   724,846,828
                                                                --------------
FOOD & BEVERAGE - 1.67%
  40,000,000      Concentrate                                       39,974,333
                  Manufacturing,
                  4.62%, 4/6/06 (c) (d)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $97,200,000      Nestle Capital Corp.,                         $   97,005,600
                  4.50%, 4/17/06 (c) (d)                        --------------

                                                                   136,979,933
                                                                --------------
GOVERNMENT - DOMESTIC - 0.29%
  24,000,000      Private Export Funding,                           23,865,900
                  4.47%, 5/16/06 (c) (d)                        --------------

MANUFACTURING - 1.04%
     650,000      Paccar Financial Corp.,                              649,124
                  4.41%, 4/12/06 (d)
  18,250,000      Paccar Financial Corp.,                           18,173,548
                  4.57%, 5/4/06 (d)
  66,771,000      Paccar Financial Corp.,                           66,429,726
                  4.60%, 5/11/06 (d)                            --------------

                                                                    85,252,398
                                                                --------------

TRANSPORTATION - 0.43%
  35,000,000      Network Rail                                      34,978,174
                  Infrastructure Finance                        --------------
                  PLC, 4.49%,
                  4/6/06 (c) (d)

TOTAL COMMERCIAL PAPER                                           3,647,524,277
(Cost $3,647,524,277)                                           --------------

CERTIFICATES OF DEPOSIT - 32.50%
BANKS - AUSTRALIA/NEW ZEALAND - 0.30%
  25,000,000      Australia and New                                 25,000,000
                  Zealand Banking                               --------------
                  Group, 4.78%,
                  6/23/06 (b) (c)

BANKS - CANADA - 4.94%
  70,000,000      Bank of Montreal,                                 70,000,000
                  4.56%, 4/10/06
  75,000,000      Bank of Nova Scotia,                              75,000,000
                  4.79%, 5/10/06, (LOC
                  Bank of Nova Scotia)
  25,000,000      Canadian Imperial                                 24,999,940
                  Bank, 4.47%,
                  4/4/06 (b)
  80,000,000      Canadian Imperial                                 80,000,108
                  Bank, 4.50%,
                  4/11/06, (LOC
                  Canadian Imperial
                  Bank, NY Branch)
  25,000,000      Canadian Imperial                                 25,000,000
                  Bank, 4.74%, 5/25/06
  50,000,000      Canadian Imperial                                 50,000,000
                  Bank, 5.09%, 3/5/07
  80,000,000      Toronto Dominion                                  80,000,838
                  Bank, 5.10%, 10/4/06                          --------------
                                                                   405,000,886
                                                                --------------


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
BANKS - DOMESTIC - 18.18%
 $40,000,000      Bank of America,                              $   40,000,000
                  4.76%, 5/30/06
  50,000,000      Bank of New York,                                 50,000,000
                  4.67%, 4/10/07 (b)
 100,000,000      Bank of the West,                                100,000,000
                  4.65%, 5/10/06
  50,000,000      Citibank N.A., 4.89%,                             50,000,000
                  6/22/06
 100,000,000      First Tennessee Bank,                            100,000,000
                  4.70%, 4/20/06
  70,000,000      First Tennessee Bank,                             70,000,000
                  4.73%, 5/23/06
  60,000,000      Harris Trust & Savings                            60,000,000
                  Bank, 4.55%, 4/4/06
 100,000,000      Harris Trust & Savings                           100,000,000
                  Bank, 4.78%, 5/17/06
 100,000,000      HSBC Bank USA,                                   100,000,000
                  4.67%, 5/9/06
  45,000,000      HSBC Bank USA,                                    45,000,241
                  4.68%, 5/10/06
  50,000,000      Marshall & Ilsley Bank,                           49,990,345
                  4.88%, 9/25/06 (b)
 100,000,000      Marshall & Ilsley Bank,                          100,000,000
                  4.87%, 6/19/06
  50,000,000      Marshall & Ilsley Bank,                           50,003,843
                  4.49%, 3/26/07 (b)
  50,000,000      Mercantile Safe                                   50,000,000
                  Deposit and Trust Co.,
                  4.69%, 7/12/06 (b)
  50,000,000      Mercantile Safe                                   50,000,000
                  Deposit and Trust Co.,
                  4.65%, 2/9/07 (b)
  65,000,000      National City Bank,                               65,013,542
                  4.63%, 9/1/06 (b)
 100,000,000      National City Bank,                              100,011,615
                  4.81%, 9/1/06 (b)
  50,000,000      US Bank, NA, 4.66%,                               50,005,593
                  7/28/06 (b)
  45,000,000      Washington Mutual                                 45,000,000
                  Bank, 4.75%, 5/10/06
  50,000,000      Washington Mutual                                 50,000,000
                  Bank, 4.69%, 5/17/06
  25,000,000      Wells Fargo Bank,                                 25,006,609
                  4.98%, 6/12/06 (b)
  15,000,000      Wells Fargo Bank,                                 15,000,000
                  5.12%, 3/9/07
  50,000,000      Wells Fargo Bank,                                 50,000,000
                  4.74%, 4/13/07 (b) (c)
  75,000,000      World Savings Loan,                               75,000,000
                  4.62%, 4/17/06                                --------------
                                                                 1,490,031,788
                                                                --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
BANKS - FOREIGN - 7.74%
 $75,000,000     Bank of Nova Scotia,                           $   75,008,349
                 4.72%, 2/14/07 (b)
  80,000,000     Barclays Bank PLC,                                 79,999,168
                 4.71%, 4/18/06 (b)
  60,000,000     Barclays Bank PLC,                                 60,000,000
                 5.09%, 2/28/07
  25,000,000     Calyon Bank,                                       25,000,182
                 4.73%, 5/24/06
  70,000,000     Calyon Bank, 5.01%,                                70,001,574
                 9/14/06
  10,000,000     Calyon New York,                                    9,999,137
                 4.30%, 4/26/06
  55,000,000     Credit Suisse First                                55,000,000
                 Boston USA, Inc.,
                 4.49%, 4/10/06
  50,000,000     Credit Suisse First                                50,001,927
                 Boston USA, Inc.,
                 4.81%, 1/17/07
  95,000,000     Deutsche Bank,                                     95,000,600
                 4.70%, 5/17/06
 100,000,000     Lloyds TSB Bank PLC,                               99,999,999
                 4.74%, 5/25/06
  15,000,000     Royal Bank of                                      14,998,322
                 Scotland, 4.45%,                               --------------
                 9/22/06 (b)
                                                                   635,009,258
                                                                --------------

FINANCE - DIVERSIFIED FOREIGN -1.34%
  50,000,000     HBOS Treasury                                      50,001,334
                 Services, 4.75%,
                 10/17/06
  20,000,000     Rabobank Nederland,                                19,998,386
                 4.60%, 6/15/06
  40,000,000     Rabobank Nederland,                                39,999,513
                 4.63%, 6/22/06                                 --------------

                                                                   109,999,233
                                                                --------------

TOTAL CERTIFICATES OF DEPOSIT                                    2,665,041,165
(Cost $2,665,041,165)                                           --------------

CORPORATE BONDS - 21.27%
BANKS - AUSTRALIA/NEW ZEALAND - 1.22%
 100,000,000     National Australia                                100,000,000
                 Bank, 4.64%,                                   --------------
                 3/7/07 (b) (c)

BANKS - DOMESTIC - 1.34%
  50,000,000     Bank of America                                    50,000,000
                 Corp., 4.78%, 6/1/06
  60,000,000     Westpac Banking                                    60,000,000
                 Corp., 4.72%,                                  --------------
                 2/16/07 (b) (c)
                                                                   110,000,000
                                                                --------------


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
BANKS - FOREIGN - 1.52%
 $24,500,000     Royal Bank of                                  $   24,499,902
                 Scotland, 4.58%,
                 4/5/06 (b)
 100,000,000     Royal Bank of                                     100,000,000
                 Scotland, 4.75%,                               --------------
                 5/16/06 (b) (c)
                                                                   124,499,902
                                                                --------------

FINANCE - AUTOMOTIVE - 1.77%
  20,000,000     American Honda                                     19,998,857
                 Finance Corp., 2.88%,
                 4/3/06
  40,000,000     American Honda                                     40,000,000
                 Finance Corp., 4.90%,
                 6/22/06 (b)
  25,000,000     American Honda                                     25,000,000
                 Finance Corp., 4.68%,
                 8/8/06 (b)
  60,000,000     American Honda                                     60,013,728
                 Finance Corp., 4.77%,                          --------------
                 8/11/06 (b)
                                                                   145,012,585
                                                                --------------

FINANCE - DIVERSIFIED DOMESTIC - 4.40%
  40,425,000     Goldman Sachs Group,                               40,429,326
                 4.78%, 4/20/06 (b)
 100,000,000     Goldman Sachs Group,                              100,019,915
                 4.67%, 8/1/06 (b)
 100,000,000     Merrill Lynch & Co.,                              100,013,174
                 4.86%, 5/25/06 (b)
  40,000,000     Merrill Lynch & Co.,                               40,008,456
                 4.98%, 6/16/06 (b)
  20,000,000     Merrill Lynch & Co.,                               20,006,312
                 5.09%, 6/30/06 (b)
  60,212,000     Morgan Stanley,                                    60,252,751
                 6.10%, 4/15/06                                 --------------
                                                                   360,729,934
                                                                --------------

FINANCE - DIVERSIFIED FOREIGN - 3.11%
 100,000,000     HBOS Treasury                                     100,017,915
                 Services, 4.80%,
                 8/28/06 (b)
  50,000,000     ING Funding LLC,                                   49,739,444
                 4.69%, 5/11/06 (d)
  36,000,000     ING Funding LLC,                                   35,763,105
                 4.65%, 5/22/06 (d)
  57,950,000     Nationwide Building                                58,009,397
                 Society, 3.95%,
                 12/11/06 (b) (c)
  10,200,000     Nationwide Building                                 9,996,273
                 Society, 2.63%,
                 1/30/07 (c)
   1,300,000     Rio Tinto Finance,                                  1,302,567
                 5.75%, 7/3/06                                  --------------
                                                                   254,828,701
                                                                --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 0.98%
$80,000,000      IBM Corp., 4.68%,                              $   80,000,000
                 4/5/07 (b)                                     --------------

INSURANCE - 5.28%
  24,000,000     John Hancock Global                                24,016,616
                 Funding II, 4.95%,
                 7/17/06 (b)
   5,000,000     John Hancock Global                                 5,002,971
                 Funding II, 4.89%,
                 8/14/06 (b)
  10,000,000     Met Life Global                                    10,006,553
                 Funding I, 4.96%,
                 8/28/06 (b) (c)
 110,000,000     Monument Global                                   110,013,486
                 Funding II, 4.90%,
                 9/14/06 (b) (c)
  80,000,000     Monument Global                                    80,013,914
                 Funding II, 4.97%,
                 12/27/06 (b) (c)
  30,000,000     Principal Life, Inc.                               30,028,273
                 Fund, 4.88%,
                 11/13/06 (b)
  75,000,000     Principal Life, Inc.                               74,996,659
                 Funding, 4.57%,
                 7/14/06 (b)
 100,000,000     Principal Life, Inc.                               99,997,666
                 Global, 4.71%,                                 --------------
                 11/13/06 (b)
                                                                   434,076,138
                                                                --------------

MANUFACTURING - 0.92%
  75,000,000     BMW US Capital LLC,                                75,045,569
                 4.15%, 6/7/06                                  --------------

PHARMACEUTICALS - 0.73%
  10,000,000     Abbott Laboratories,                               10,021,624
                 5.63%, 7/1/06
  50,000,000     Eli Lilly Services, Inc.,                          50,000,000
                 4.60%, 9/1/06 (b)                              --------------
                                                                    60,021,624
                                                                --------------

TOTAL CORPORATE BONDS                                            1,744,214,453
(Cost $1,744,214,453)                                           --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.43%
FEDERAL HOME LOAN BANK - 0.43%
  35,000,000     4.77%, 6/12/06 (b) (e)                             34,997,253
                                                                 -------------

TOTAL U.S. GOVERNMENT AGENCY                                        34,997,253
OBLIGATIONS                                                      -------------
(Cost $34,997,253)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 0.28%
VIRGINIA - 0.28%
$22,700,000      Arlington County                               $   22,700,000
                 Industrial Development                         --------------
                 Revenue, 4.92%,
                 8/1/31, (LOC Bank of
                 America) (b)

TOTAL MUNICIPAL BONDS                                               22,700,000
(Cost $22,700,000)                                              --------------

INVESTMENT COMPANIES - 0.06%
   5,058,614     Wells Fargo Prime                                   5,058,614
                 Investment Money                               --------------
                 Market Fund

TOTAL INVESTMENT COMPANIES                                           5,058,614
(Cost $5,058,614)                                               --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON
LOAN - 0.44%
$36,190,415      Morgan Stanley                                     36,190,415
                 Money Market                                   --------------
                 Repurchase
                 Agreement, dated
                 4/3/06 at 4.93% with
                 maturity value of
                 $36,205,268, (fully
                 collateralized by
                 commercial paper with
                 interest rates ranging
                 from 4.22% to 4.59%
                 and maturity dates
                 ranging from 4/4/06 to
                 1/11/11)

TOTAL INVESTMENT OF CASH                                            36,190,415
COLLATERAL FOR SECURITIES ON LOAN                               --------------
(Cost $36,190,415)

REPURCHASE AGREEMENTS - 0.24%
$20,000,000      Merrill Lynch dated                                20,000,000
                 4/3/06 at 4.75% with                           --------------
                 maturity value of
                 $20,007,917 (fully
                 collateralized by
                 Federal Home Loan
                 Mortgage Corp.,
                 3.83%, 1/18/08)

TOTAL REPURCHASE AGREEMENTS                                         20,000,000
(Cost $20,000,000)                                              --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------

TOTAL INVESTMENTS                                                8,325,235,215
(Cost $8,325,235,215) (a) --
101.53%

LIABILITIES IN EXCESS OF OTHER                                    (125,364,607)
ASSETS - (1.53)%                                                --------------

NET ASSETS - 100.00%                                            $8,199,870,608
                                                                ==============


(a) Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2006. The maturity date represents the actual maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures approved by the Board of Trustees.
(d) Rate represents the effective yield at purchase.
(e) All or part of this security has been loaned as of March 31, 2006.

Abbreviations used are defined below:
LOC = Letter of Credit
LLC = Limited Liability


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack U.S. Government Money Market Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 76.18%
FEDERAL FARM CREDIT BANK - 6.22%
$50,000,000      4.64%, 9/22/06 (b)                             $   49,992,991
                                                                --------------

FEDERAL HOME LOAN BANK - 12.40%
  50,000,000     4.77%, 6/12/06 (b)                                 49,997,853
   5,000,000     4.77%, 6/13/06 (b)                                  4,999,611
  25,000,000     4.77%, 6/16/06 (d)                                 24,751,153
  10,000,000     3.71%, 6/28/06                                      9,978,349
  10,000,000     3.25%, 7/21/06                                      9,983,849
                                                                --------------
                                                                    99,710,815
                                                                --------------

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 28.07%
  45,000,000     4.45%, 4/10/06 (d)                                 44,950,275
  20,000,000     4.41%, 4/11/06 (d)                                 19,975,778
  25,386,000     2.27%, 4/28/06                                     25,343,401
  35,000,000     4.57%, 5/1/06 (d)                                  34,867,583
  30,000,000     4.84%, 7/3/06                                      29,632,185
  35,825,000     2.75%, 8/15/06                                     35,577,459
  19,100,000     3.63%, 9/15/06                                     18,996,262
  10,000,000     4.69%, 12/1/06 (d)                                  9,695,000
   4,120,000     2.50%, 12/4/06                                      4,050,762
   2,625,000     2.88%, 12/15/06                                     2,587,875
                                                                --------------
                                                                   225,676,580
                                                                --------------

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 29.49%
  40,000,000     4.42%, 4/3/06 (d)                                  39,990,221
  32,248,000     4.39%, 4/5/06 (d)                                  32,232,317
  30,000,000     4.48%, 4/10/06 (d)                                 29,966,550
   3,620,000     4.67%, 5/22/06 (b)                                  3,619,724
  25,000,000     4.66%, 5/31/06 (d)                                 24,808,125
     997,000     1.75%, 6/16/06                                        991,199
  15,000,000     4.58%, 7/19/06 (d)                                 14,796,533
  25,000,000     2.75%, 8/11/06                                     24,833,110
  25,000,000     4.55%, 9/7/06 (b)                                  24,999,054
  30,000,000     4.73%, 9/7/06 (b)                                  29,997,291
  11,000,000     4.38%, 10/15/06                                    10,966,435
                                                                --------------
                                                                   237,200,559
                                                                --------------

TOTAL U.S. GOVERNMENT AGENCY                                       612,580,945
OBLIGATIONS                                                     --------------
(Cost $612,580,945)

COMMERCIAL PAPER - 11.74%
GOVERNMENT - DOMESTIC - 11.74%
  10,000,000     Private Export Funding,                             9,960,733
                 4.61%, 5/2/06 (c) (d)
  50,000,000     Private Export Funding,                            49,718,889
                 4.65%, 5/15/06 (c) (d)
  20,000,000     Private Export Funding,                            19,888,250
                 4.47%, 5/16/06 (c) (d)
  15,000,000     Private Export Funding,                            14,856,129
                 4.79%, 6/13/06 (c) (d)                         --------------


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                          $   94,424,001
(Cost $94,424,001)                                              --------------

INVESTMENT COMPANIES - 0.39%
   3,108,050     Wells Fargo                                         3,108,050
                 Government                                     --------------
                 Institutional Money
                 Market Fund

TOTAL INVESTMENT COMPANIES                                           3,108,050
(Cost $3,108,050)                                               --------------

REPURCHASE AGREEMENTS - 12.44%
$100,000,000     Merrill Lynch dated                                100,000,000
                 4/3/06 at 4.75% with                             -------------
                 maturity value of
                 $100,039,853 (fully
                 collateralized by
                 Federal Home Loan
                 Mortgage Corp.,
                 3.83%, 1/18/08)

TOTAL REPURCHASE AGREEMENTS                                        100,000,000
(Cost $100,000,000)                                             --------------

TOTAL INVESTMENTS                                                  810,112,996
(Cost $810,112,996) (a) - 100.75%

LIABILITIES IN EXCESS OF OTHER                                      (6,005,636)
ASSETS - (0.75)%                                                --------------

NET ASSETS - 100.00%                                            $  804,107,360
                                                                ==============

(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2006. The maturity date represents the actual maturity date.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)  Rate represents the effective yield at purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

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Tamarack Tax-Free Money Market Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 86.77%
ALABAMA - 0.66%
 $ 2,200,000     City of Birmingham,                            $    2,200,000
                 3.19%, 10/1/15,
                 (AMBAC Insured) (b)
   3,265,000     Mobile Industrial                                   3,265,000
                 Development Board                              --------------
                 Dock & Wharf Revenue,
                 3.18%, 6/1/32, (LOC
                 Wachovia Bank) (b)
                                                                     5,465,000
                                                                --------------

ARIZONA - 2.22%
  11,600,000     Apache County IDR,                                 11,600,000
                 3.16%, 12/15/18, (LOC
                 Credit Suisse First
                 Boston) (b)
   1,310,000     Glendale IDR,                                       1,310,000
                 3.19%, 12/1/14, (LOC
                 Wells Fargo Bank) (b)
   3,000,000     Phoenix IDA,                                        3,000,000
                 3.17%, 10/1/29,
                 (FHLMC Insured) (b)
   2,500,000     Phoenix IDA,                                        2,500,000
                 3.18%, 1/1/31, (LOC                            --------------
                 Wells Fargo Bank) (b)
                                                                    18,410,000
                                                                --------------

CALIFORNIA - 0.08%
     650,000     Hesperia Public                                       650,000
                 Financing Authority                            --------------
                 Lease Revenue,
                 3.25%, 6/1/22, (LOC
                 Bank of America) (b)

COLORADO - 4.65%
   3,400,000     Adams County IDR,                                   3,400,000
                 3.18%, 11/1/08, (LOC
                 Citigroup) (b)
   1,295,000     Boulder County                                      1,295,000
                 Revenue (Mental Health
                 Center), 3.19%,
                 2/15/25, (LOC Wells
                 Fargo Bank) (b)
   1,260,000     Colorado Springs                                    1,260,000
                 Revenue (Pikes Peak
                 Mental Health), 3.19%,
                 3/15/23, (LOC Wells
                 Fargo Bank) (b)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 5,000,000     Commerce City                                      $5,000,000
                 Northern Infrastructure
                 General Improvement,
                 3.20%, 12/1/28, (LOC
                 U.S. Bank) (b)
   1,940,000     Crystal Valley                                      1,940,000
                 Metropolitan District,
                 3.19%, 10/1/34, (LOC
                 Wells Fargo Bank) (b)
   3,900,000     Douglas County MFHR                                 3,900,000
                 (Autumn Chase),
                 3.18%, 12/1/29, (LOC
                 Freddie Mac) (b)
   2,400,000     Educational & Cultural                              2,400,000
                 Facilities Authority
                 Revenue (Shambhala
                 Mountain Center
                 Project), 3.19%, 6/1/30,
                 (LOC Wells Fargo
                 Bank) (b)
     920,000     Jefferson County                                      920,000
                 Revenue, 3.19%,
                 6/1/10, (LOC Wells
                 Fargo Bank) (b)
   2,310,000     NBC Metropolitan                                    2,310,000
                 District, 3.27%,
                 12/1/30, (LOC U.S.
                 Bank) (b)
   7,600,000     Pinery West                                         7,600,000
                 Metropolitan District,
                 3.25%, 11/1/32, (LOC
                 U.S. Bank) (b)
   3,725,000     State Educational &                                 3,725,000
                 Cultural Facilities
                 Authority (Denver Art
                 Museum Project),
                 3.19%, 1/1/34, (LOC
                 Wells Fargo Bank) (b)
     285,000     State Educational &                                   285,000
                 Cultural Facilities
                 Authority (Regis Jesuit
                 High School),
                 3.19%, 12/1/33, (LOC
                 Wells Fargo Bank) (b)
   1,250,000     State Health Facilities                             1,250,000
                 Authority Revenue
                 (Arapahoe House
                 Project), 3.24%, 4/1/24,
                 (LOC Wells Fargo
                 Bank) (b)


30

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $   630,000     State Health Facilities                        $      630,000
                 Authority Revenue (The
                 Visiting Nurse Corp.),
                 3.23%, 7/1/22, (LOC
                 Wells Fargo Bank) (b)
   2,600,000     University of Colorado                              2,600,000
                 Hospital Authority                             --------------
                 Revenue, Series B,
                 3.18%, 11/15/35, (LOC
                 Wells Fargo Bank) (b)
                                                                    38,515,000
                                                                --------------

DELAWARE - 0.80%
   6,500,000     State Health Facilities                             6,597,836
                 Authority Revenue,
                 6.25%, 10/1/06, (MBIA
                 Insured)

DISTRICT OF COLUMBIA - 1.02%
   4,040,000     District Revenue Pooled                             4,040,000
                 Loan, 3.18%, 1/1/29,
                 (LOC Bank of
                 America) (b)
   4,400,000     Series D GO,                                        4,400,000
                 3.20%, 6/1/31, (MBIA                           --------------
                 Insured) (b)
                                                                     8,440,000
                                                                --------------

FLORIDA - 4.44%
   6,100,000     Collier County Health                               6,100,000
                 Facilities Authority (The
                 Moorings, Inc.), 3.18%,
                 12/1/24, (LOC Wachovia
                 Bank) (b)
   3,590,000     Dade County Water &                                 3,590,000
                 Sewer Systems
                 Revenue, 3.16%,
                 10/5/22, (FGIC
                 Insured) (b)
   3,765,000     Jacksonville Health                                 3,765,000
                 Facilities Authority
                 Hospital Revenue,
                 3.15%, 8/15/19, (MBIA
                 Insured) (b)
   3,500,000     Palm Beach County                                   3,500,000
                 Housing Finance
                 Authority, 3.18%,
                 11/1/07, (LOC Credit
                 Suisse First Boston) (b)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 4,000,000     St. Johns County                               $    4,000,000
                 Housing Finance
                 Authority, 3.19%,
                 2/15/28, (FNMA
                 Insured) (b)
  10,790,000     State Board of                                     10,822,390
                 Education Public
                 Education, 5.00%,
                 6/1/06
   5,000,000     West Orange Health                                  5,000,000
                 District Revenue,                              --------------
                 3.17%, 2/1/22, (LOC
                 Suntrust Bank) (b)
                                                                    36,777,390
                                                                --------------

GEORGIA - 4.75%
   5,800,000     Clayton County MFHR                                 5,800,000
                 (BS Partners), 3.18%,
                 9/1/26, (FNMA
                 Insured) (b)
   1,000,000     DeKalb County                                       1,000,000
                 Development Authority
                 Revenue, 3.18%,
                 6/1/20, (LOC Wachovia
                 Bank) (b)
   6,475,000     DeKalb County Housing                               6,475,000
                 Authority Revenue,
                 3.18%, 1/1/34, (FHLMC
                 Insured) (b)
   1,500,000     DeKalb Private Hospital                             1,500,000
                 Authority (Children's
                 Health Care Project),
                 3.18%, 12/1/17, (LOC
                 Suntrust Bank) (b)
   2,000,000     DeKalb Private Hospital                             2,000,000
                 Authority (Children's
                 Health Care Project),
                 3.18%, 12/1/28, (LOC
                 Suntrust Bank) (b)
   2,100,000     DeKalb Private Hospital                             2,100,000
                 Authority (Egleston
                 Children's Hospital),
                 3.18%, 3/1/24, (LOC
                 Suntrust Bank) (b)
   6,000,000     Downtown Savannah                                   6,000,000
                 Authority Revenue,
                 3.18%, 10/1/07, (LOC
                 Wachovia Bank) (b)
   5,300,000     Marietta MFHR,                                      5,300,000
                 3.18%, 5/15/07, (FNMA
                 Collateralized) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 9,225,000     Marietta MFHR,                                 $    9,225,000
                 3.19%, 7/1/24, (FNMA                           --------------
                 Collateralized) (b)
                                                                    39,400,000
                                                                --------------

IDAHO - 2.65%
  15,000,000     Idaho Tax Anticipation                             15,048,993
                 Notes, 4.00%, 6/30/06,
                 (LOC U.S. Bank)
   6,920,000     State University                                    6,920,000
                 Foundation, Inc.                               --------------
                 Revenue, 3.19%,
                 5/1/21, (LOC Wells
                 Fargo Bank) (b)
                                                                    21,968,993
                                                                --------------

ILLINOIS - 11.83%
   4,700,000     Galesburg Revenue                                   4,700,000
                 (Knox College),
                 3.20%, 3/1/31, (LOC
                 LaSalle Bank) (b)
   4,575,000     Health Facilities                                   4,575,000
                 Authority Revenue,
                 3.19%, 1/1/16, (LOC JP
                 Morgan Chase Bank) (b)
  10,165,000     Jackson Union                                      10,165,000
                 Counties, 3.20%,
                 4/1/24, (LOC Wachovia
                 Bank) (b)
   4,000,000     State Development                                   4,000,000
                 Finance Authority PCR,
                 3.28%, 9/1/08, (LOC JP
                 Morgan Chase Bank) (b)
  29,535,000     State Development                                  29,535,000
                 Finance Authority
                 Revenue, 3.18%,
                 1/1/18, (FSA Insured) (b)
   6,800,000     State Development                                   6,800,000
                 Finance Authority
                 Revenue (Provena
                 Health), Series C,
                 3.16%, 5/1/28, (MBIA
                 Insured) (b)
   5,100,000     State Finance Authority                             5,100,000
                 Revenue, 3.18%,
                 4/1/35, (LOC Bank
                 One) (b)

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $10,500,000     State Finance Authority                        $   10,500,000
                 Revenue (Chicago
                 Historical Society),
                 3.22%, 1/1/36, (LOC JP
                 Morgan Chase Bank) (b)
   3,460,000     State Health Facilities                             3,460,000
                 Authority Revenue
                 (Loyola University
                 Health System),
                 3.16%, 7/1/24, (MBIA
                 Insured) (b)
  10,100,000     State Health Facilities                            10,100,000
                 Authority (St. Lukes
                 Medical Center),
                 3.20%, 11/15/23,
                 (MBIA Insured) (b)
   9,170,000     State Toll Highway                                  9,170,000
                 Authority Revenue,                             --------------
                 3.16%, 1/1/10, (MBIA
                 Insured) (b)
                                                                    98,105,000
                                                                --------------

INDIANA - 2.05%
   3,700,000     Indianapolis Public                                 3,700,000
                 Improvement Revenue,
                 3.16%, 2/1/20, (MBIA
                 Insured) (b)
   1,950,000     State Health Facilities                             1,950,000
                 Finance Authority
                 Revenue (Anthony
                 Wayne Rehabilitation
                 Center), 3.19%, 2/1/31,
                 (LOC Wells Fargo
                 Bank) (b)
     100,000     State Health Facilities                               100,000
                 Finance Authority
                 Revenue (Capital Access
                 Designated Pool),
                 3.19%, 1/1/12, (LOC
                 Comerica Bank) (b)
     250,000     State Health Facilities                               250,000
                 Finance Authority
                 Revenue (Deaconess
                 Hospital), 3.18%,
                 1/1/22, (LOC Fifth Third
                 Bank) (b)
   4,530,000     State Hospital                                      4,530,000
                 Equipment Financing
                 Authority Revenue,
                 3.19%, 12/1/15, (MBIA
                 Insured) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 6,470,000     Vincennes University                           $    6,470,000
                 Revenue, 3.19%,                                --------------
                 10/1/22, (LOC Bank
                 One Indiana) (b)
                                                                    17,000,000
                                                                --------------

IOWA - 5.96%
   3,010,000     State Finance Authority                             3,010,000
                 Revenue (Mississippi
                 Valley Regional Blood
                 Center), 3.19%, 2/1/23,
                 (LOC Wells Fargo
                 Bank) (b)
   1,615,000     State Finance Authority                             1,615,000
                 Revenue (Putnam
                 Museum of History),
                 3.19%, 5/1/12, (LOC
                 Wells Fargo Bank) (b)
   2,485,000     State Finance Authority                             2,485,000
                 Revenue (YMCA &
                 Rehabilitation Center),
                 3.23%, 4/1/25, (LOC
                 Bank of America) (b)
   5,200,000     State Higher Education                              5,200,000
                 Authority Revenue
                 (Cornell College),
                 3.19%, 11/1/16, (LOC
                 Wells Fargo Bank) (b)
     915,000     State Higher Education                                915,000
                 Authority Revenue
                 (Loras College), 3.18%,
                 11/1/30, (LOC LaSalle
                 Bank) (b)
   8,090,000     State Higher Education                              8,090,000
                 Authority Revenue
                 (Palmer Chiropractic),
                 3.20%, 4/1/27, (LOC
                 LaSalle Bank) (b)
   1,000,000     State Higher Education                              1,000,000
                 Loan Authority Revenue
                 (Private Colleges),
                 3.18%, 11/1/32, (LOC
                 LaSalle Bank) (b)
  14,000,000     State School Cash                                  14,045,027
                 Anticipation Program,
                 4.00%, 6/28/06, (FSA
                 Insured)
   7,500,000     State School Cash                                   7,576,993
                 Anticipation Program,
                 4.50%, 1/26/07, (FSA
                 Insured)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 2,150,000     Webster County                                 $    2,150,000
                 Educational Facilities
                 Revenue, 3.19%,
                 7/1/20, (LOC Wells
                 Fargo Bank) (b)
   3,340,000     Woodbury County                                     3,340,000
                 (Siouxland Regional                            --------------
                 Cancer Center), 3.19%,
                 12/1/14, (LOC Wells
                 Fargo Bank) (b)
                                                                    49,427,020
                                                                --------------

KANSAS - 0.39%
   1,500,000     Olathe Health Facilities                            1,500,000
                 Revenue (Olathe
                 Medical Center),
                 3.18%, 9/1/32,
                 (AMBAC Insured) (b)
   1,760,000     University of Kansas                                1,760,000
                 Hospital Authority                             --------------
                 Health Facilities
                 Revenue (KU Health
                 Systems), 3.18%,
                 9/1/34, (LOC Harris
                 Trust) (b)
                                                                     3,260,000
                                                                --------------

KENTUCKY - 0.58%
   4,830,000     Louisville & Jefferson                              4,830,000
                 County Sewer and                               --------------
                 Drain Systems Revenue,
                 3.16%, 5/15/23, (FSA
                 Insured) (b)

LOUISIANA - 0.83%
   2,800,000     Lake Charles Harbor &                               2,800,000
                 Revenue (Conoco Inc.),
                 3.20%, 9/1/29, (LOC JP
                 Morgan Chase Bank) (b)
   4,105,000     State Offshore Terminal                             4,105,000
                 Authority Deepwater                            --------------
                 Port Revenue (Loop LLC
                 Project), 3.18%,
                 10/1/19, (LOC JP
                 Morgan Chase Bank) (b)
                                                                     6,905,000
                                                                --------------

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
MARYLAND - 1.94%
 $13,050,000     Montgomery County                              $   13,050,000
                 Housing Opportunities
                 MFHR (Oakwood
                 Apartments), 3.19%,
                 11/1/07, (LOC Freddie
                 Mac) (b)
   3,000,000     State Health & Higher                               3,000,000
                 Educational Facilities,                        --------------
                 3.18%, 4/1/35, (LOC
                 U.S. Bank) (b)
                                                                    16,050,000
                                                                --------------
MASSACHUSETTS - 0.39%
     600,000     State Health &                                        600,000
                 Educational Facilities
                 Authority Revenue
                 (Capital Assets
                 Program), 3.16%,
                 1/1/19, (MBIA
                 Insured) (b)
   2,600,000     State Water Resource                                2,600,000
                 Authority, 3.17%,                              --------------
                 11/1/26, (FGIC
                 Insured) (b)
                                                                     3,200,000
                                                                --------------

MICHIGAN - 2.45%
   1,800,000     City of Detroit Sewer                               1,800,000
                 Disposal Revenue,
                 3.17%, 7/1/29, (MBIA
                 Insured) (b)
   3,695,000     Eastern Michigan                                    3,695,000
                 University, 3.18%,
                 6/1/27, (FGIC
                 Insured) (b)
   1,645,000     Northern Michigan                                   1,645,000
                 University Revenues
                 Bonds, 3.18%, 6/1/31,
                 (FGIC Insured) (b)
   1,485,000     State Housing                                       1,485,000
                 Development Authority
                 (Rental Housing),
                 3.16%, 4/1/24, (MBIA
                 Insured) (b)
   3,015,000     State Strategic Fund                                3,015,000
                 (Clark Retirement),
                 3.17%, 6/1/31, (LOC
                 Fifth Third Bank) (b)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 8,635,000     University of Michigan                         $    8,635,000
                 Revenue, 3.16%,                                --------------
                 4/1/32 (b)
                                                                    20,275,000
                                                                --------------
MINNESOTA - 6.46%
   2,400,000     Brown County Revenue                                2,400,000
                 (Martin Luther College),
                 3.14%, 9/1/24, (LOC
                 Wells Fargo Bank) (b)
   2,170,000     City of Maple Grove                                 2,170,000
                 MFHR, 3.14%, 11/1/31,
                 (LOC Wells Fargo
                 Bank) (b)
     555,000     City of Minneapolis                                   555,000
                 MFHR, 3.14%, 12/1/27,
                 (LOC Wells Fargo
                 Bank) (b)
   6,455,000     Inver Grove Heights                                 6,455,000
                 Senior Housing
                 Revenue, 3.19%,
                 5/15/35, (FNMA
                 Insured) (b)
   1,500,000     Mendota Heights                                     1,500,000
                 Housing Mortgage
                 Revenue, 3.14%,
                 11/1/31, (LOC Wells
                 Fargo Bank) (b)
   6,290,000     Midwest Consortium of                               6,290,000
                 Minneapolis Municipal
                 Utilities Revenue,
                 3.19%, 1/1/25, (LOC
                 U.S. Bank) (b)
   5,000,000     Midwest Consortium of                               5,000,000
                 Minneapolis Municipal
                 Utilities Revenue,
                 3.19%, 10/1/35, (LOC
                 U.S. Bank) (b)
   9,010,000     Minneapolis Housing                                 9,010,000
                 Development Revenue
                 (Ochestra Hall
                 Associates),
                 3.18%, 12/1/14,
                 (FHLMC Insured) (b)
     895,000     Minneapolis Revenue                                   895,000
                 (Catholic Charities
                 Projects), 3.19%,
                 11/1/16, (LOC Wells
                 Fargo Bank) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 4,000,000     Oak Park Heights MFHR                          $    4,000,000
                 (Boutwells Landing),
                 3.19%, 11/1/35, (LOC
                 Freddie Mac) (b)
   2,340,000     St. Paul Housing &                                  2,340,000
                 Redevelopment
                 Authority Revenue
                 (Science Museum
                 Project), 3.21%, 5/1/27,
                 (LOC U.S. Bank) (b)
     820,000     State Higher Education                                820,000
                 Facilities Authority
                 Revenue (St. Olaf
                 College), 3.18%,
                 10/1/20, (LOC Harris
                 Trust & Savings
                 Bank) (b)
   4,515,000     State Higher Education                              4,515,000
                 Facilities Authority
                 Revenue (William
                 Mitchell), 3.19%,
                 10/1/33, (LOC U.S.
                 Bank) (b)
   2,625,000     State Higher Eduction                               2,625,000
                 Facilities Authority
                 Revenue (College of St.
                 Scholastica, Inc.),
                 3.18%, 12/1/34, (LOC
                 M&I Bank) (b)
   5,000,000     State School Districts                              5,022,759
                 Tax & Aid Anticipation                         --------------
                 Borrowing Program
                 Certificates, 4.00%,
                 9/12/06, (School District
                 Credit Program Insured)
                                                                    53,597,759
                                                                --------------

MISSISSIPPI - 0.12%
   1,000,000     Jackson County PCR,                                 1,000,000
                 3.15%, 6/1/23, (Obligor                        --------------
                 Chevron Texaco
                 Corp.) (b)

MISSOURI - 1.42%
   3,150,000     Independence Industrial                             3,150,000
                 Development Authority
                 MFHF (Mansions
                 Project), 3.19%, 8/1/35,
                 (LOC Freddie Mac) (b)
   2,000,000     St. Charles County IDA,                            $2,000,000
                 3.17%, 2/1/29, (FNMA
                 Insured) (b)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 3,500,000     State Health &                                 $    3,500,000
                 Educational Facilities
                 Authority, 3.18%,
                 11/1/32, (LOC Bank of
                 America) (b)
   3,000,000     University of Missouri                              3,097,634
                 Health Facilities                              --------------
                 Revenue, 5.50%,
                 11/1/16, (AMBAC
                 Insured) Prerefunded
                 11/1/06 @ 102
                                                                    11,747,634
                                                                --------------

MONTANA - 0.61%
   5,050,000     State Health Facilities                             5,050,000
                 Authority Revenue                              --------------
                 (Health Care Pooled
                 Loan Program), 3.19%,
                 12/1/15, (FGIC
                 Insured) (b)

NEBRASKA - 1.27%
   3,445,000     Lancaster County                                    3,445,000
                 Hospital Authority
                 Revenue (Bryan Leigh
                 Medical Center Project),
                 3.18%, 6/1/18,
                 (AMBAC Insured) (b)
   3,450,000     Scotts Bluff County                                 3,450,000
                 Hospital Authority
                 Revenue, 3.22%,
                 12/1/31, (GNMA
                 Insured) (b)
   3,600,000     State Educational                                   3,600,000
                 Finance Authority                              --------------
                 Revenue (Creighton
                 University Project),
                 3.18%, 3/1/33,
                 (AMBAC Insured) (b)
                                                                    10,495,000
                                                                --------------

NEVADA - 0.89%
   7,300,000     Clark County School                                 7,414,169
                 District, 6.00%,                               --------------
                 6/15/15, (FGIC Insured)
                 Prerefunded 6/15/06
                 @ 101

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
NEW HAMPSHIRE - 0.35%
 $   980,000     State Health &                                 $      980,000
                 Educational Facilities
                 Revenue, 3.17%,
                 7/1/21, (LOC JP Morgan
                 Chase Bank) (b)
   1,940,000     State Health &                                      1,940,000
                 Educational Facilities                         --------------
                 Revenue, 3.16%,
                 8/1/31, (FSA Insured) (b)
                                                                     2,920,000
                                                                --------------

NEW JERSEY - 2.42%
  20,000,000     State Tax & Revenue                                20,054,411
                 Anticipation Notes,                            --------------
                 4.00%, 6/23/06, (LOC
                 JP Morgan Chase Bank)

NEW MEXICO - 0.08%
     700,000     New Mexico Housing                                    700,000
                 Authority MFHR                                 --------------
                 (Arbors/Courtyard
                 Apartments), 3.19%,
                 1/15/33, (LOC
                 FNMA) (b)

NORTH CAROLINA - 2.85%
   2,765,000     Charlotte Airport                                   2,765,000
                 Revenue, Series A,
                 3.16%, 7/1/16, (MBIA
                 Insured) (b)
   2,300,000     City of Greensboro                                  2,300,000
                 Enterprise System
                 Revenue, 3.20%,
                 6/1/24, (LOC Bank of
                 America) (b)
   2,165,000     State Educational                                   2,165,000
                 Facilities Agency
                 Revenue, 3.20%,
                 1/1/19, (LOC Bank of
                 America) (b)
   2,800,000     State Medical Care                                  2,800,000
                 Commission Revenue,
                 3.18%, 10/1/16, (LOC
                 Wachovia Bank) (b)
  13,600,000     State Medical Care                                 13,600,000
                 Commission Revenue,                            --------------
                 3.16%, 11/1/32, (LOC
                 Suntrust Bank) (b)
                                                                    23,630,000
                                                                --------------


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
NORTH DAKOTA - 0.19%
 $ 1,545,000     Ward County Health                             $    1,545,000
                 Care Facilities Revenue
                 (Trinity Group), 3.23%,
                 7/1/29, (LOC U.S.
                 Bank) (b)

OHIO - 1.42%
   2,060,000     Franklin County                                     2,060,000
                 Hospital Revenue
                 (OhioHealth), 3.17%,
                 12/1/20, (LOC
                 Citigroup) (b)
   2,535,000     Franklin County                                     2,535,000
                 Hospital Revenue
                 (OhioHealth),
                 3.18%, 12/1/28, (LOC
                 National City Bank) (b)
   6,105,000     Lucas County Bond                                   6,105,936
                 Anticipation Notes,
                 3.05%, 10/11/06
   1,100,000     University of Toledo                                1,100,000
                 General Receipts Bonds,                        --------------
                 3.18%, 6/1/32, (FGIC
                 Insured) (b)
                                                                    11,800,936
                                                                --------------

PENNSYLVANIA - 0.41%
   3,000,000     Montgomery County                                   3,000,000
                 IDA (Gloria DEI Project),
                 3.19%, 1/1/23, (LOC
                 Citizens Bank) (b)
     360,000     Schuylkill County IDA                                 360,000
                 (Northeast Power Co.                           --------------
                 Project), Series A,
                 3.18%, 12/1/22, (LOC
                 Dexia Group) (b)
                                                                     3,360,000
                                                                --------------

SOUTH CAROLINA - 1.92%
   2,800,000     Florence County                                     2,800,000
                 Hospital Revenue
                 (McLeod Regional
                 Medical Center),
                 3.17%, 11/1/15, (FGIC
                 Insured) (b)
   3,600,000     State Job Development                               3,600,000
                 Authority (Catholic
                 Diocese), 3.23%,
                 9/1/18, (LOC Bank of
                 America) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
  $  895,000     State Job Development                          $      895,000
                 Authority (Orangeburg
                 Regional Medical
                 Center), 3.16%,
                 2/15/28, (AMBAC
                 Insured) (b)
   8,600,000     State MFHR (Charleston                              8,600,000
                 Rental Housing),                               --------------
                 3.18%, 8/1/31, (FHLMC
                 Insured) (b)
                                                                    15,895,000
                                                                --------------

TENNESSEE - 1.82%
   3,745,000     Clarksville Public                                  3,745,000
                 Building Authority
                 Revenue, 3.18%,
                 11/1/27, (LOC Bank of
                 America) (b)
   5,400,000     Hamilton County IDR                                 5,400,000
                 (Aquarium), 3.18%,
                 3/1/15, (LOC Bank of
                 America) (b)
   2,345,000     Metropolitan                                        2,345,000
                 Government Nashville &
                 Davidson County,
                 3.18%, 8/1/18, (LOC
                 Bank of America) (b)
   2,500,000     Montgomery County                                   2,500,000
                 Public Building
                 Authority Revenue,
                 3.17%, 2/1/36, (LOC
                 Bank of America) (b)
   1,060,000     Sevier County Public                                1,060,000
                 Building Authority,                            --------------
                 3.19%, 6/1/24, (LOC
                 AMBAC) (b)
                                                                    15,050,000
                                                                --------------

TEXAS - 6.06%
   1,050,000     Austin County Industrial                            1,050,000
                 Development Corp.,
                 3.18%, 12/1/14, (LOC
                 JP Morgan Chase
                 Bank) (b)
   2,620,000     City of Brownsville                                 2,620,000
                 Utility Systems Revenue,
                 3.16%, 9/1/27, (MBIA
                 Insured) (b)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
  $  975,000     Lufkin Health Facilities                       $      975,000
                 Development Corp.,
                 3.18%, 2/15/35, (LOC
                 Wachovia Bank) (b)
   1,300,000     San Antonio Health                                  1,300,000
                 Facilities Authority
                 Revenue (Clinical
                 Foundation Project),
                 3.19%, 6/1/20, (LOC
                 Wells Fargo Bank) (b)
   1,400,000     Splendora Higher                                    1,400,000
                 Education Facilities
                 Revenue, 3.19%,
                 12/1/26, (LOC Wells
                 Fargo Bank) (b)
  39,000,000     State Tax & Revenue                                39,232,482
                 Anticipation Notes,
                 4.50%, 8/31/06
   3,700,000     Tarrant County Housing                              3,700,000
                 Finance Corp. Revenue,                         --------------
                 3.19%, 2/15/28, (FNMA
                 Insured) (b)
                                                                    50,277,482
                                                                --------------

UTAH - 1.66%
   2,135,000     Provo Municipal                                     2,135,000
                 Building Authority
                 Lease, 3.19%, 5/1/12,
                 (LOC Wells Fargo
                 Bank) (b)
  11,625,000     Salt Lake City Revenue                             11,625,000
                 (Valley Mental Health                          --------------
                 Project), 3.19%,
                 12/1/21, (LOC Wells
                 Fargo Bank) (b)
                                                                    13,760,000
                                                                --------------

VIRGINIA - 0.77%
   2,915,000     Alexandria IDA (Pooled                              2,915,000
                 Loan Project), 3.18%,
                 7/1/26, (LOC Bank of
                 America) (b)
   2,285,000     Hampton                                             2,285,000
                 Redevelopment &
                 Housing Authority
                 MFHR (Shoreline
                 Apartments Project),
                 3.19%, 12/1/19,
                 (FHLMC Insured) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 1,190,000     Louisa County IDA,                             $    1,190,000
                 3.18%, 1/1/20, (LOC                            --------------
                 Bank of America) (b)
                                                                     6,390,000
                                                                --------------

WASHINGTON - 3.72%
   6,000,000     Snohomish County                                    6,000,000
                 Public Utility,
                 3.17%, 12/1/19, (FSA
                 Insured) (b)
  10,655,000     State Health Care                                  10,655,000
                 Facilities Revenue
                 (Empire Health Services),
                 3.19%, 11/1/23, (LOC
                 U.S. Bank) (b)
   5,600,000     State Housing &                                     5,600,000
                 Finance Commission
                 (Evergreen School
                 Project), 3.19%, 7/1/28,
                 (LOC Wells Fargo
                 Bank) (b)
   1,100,000     State Housing &                                     1,100,000
                 Finance Commission
                 (Riverview Retirement
                 Project), 3.24%, 7/1/22,
                 (LOC U.S. Bank) (b)
     790,000     State Housing &                                       790,000
                 Finance Commission
                 Nonprofit Housing
                 Revenue (Christa
                 Ministries), 3.24%,
                 7/1/11, (LOC U.S.
                 Bank) (b)
     915,000     State Housing &                                       915,000
                 Finance Commission
                 Nonprofit Revenue
                 (Overlake School
                 Project), 3.19%,
                 10/1/29, (LOC Wells
                 Fargo Bank) (b)
   5,820,000     State Public Power                                  5,820,000
                 Supply, 3.16%, 7/1/12,                         --------------
                 (MBIA Insured) (b)
                                                                    30,880,000
                                                                --------------

WISCONSIN - 4.64%
  10,000,000     Kenosha Unified School                             10,002,357
                 District Number 001,
                 3.00%, 9/26/06


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 2,500,000     State Health &                                 $    2,500,000
                 Educational Facilities
                 Authority Revenue
                 (Goodwill North
                 Central),
                 3.19%, 11/1/25, (LOC
                 Wells Fargo Bank) (b)
   3,025,000     State Health &                                      3,025,000
                 Educational Facilities
                 Authority Revenue
                 (Gundersen Lutheran),
                 3.18%, 12/1/29, (LOC
                 Dexia Group) (b)
     650,000     State Health &                                        650,000
                 Educational Facilities
                 Authority Revenue
                 (Meriter Hospital),
                 3.23%, 12/1/32, (LOC
                 Marshall & Ilsley
                 Bank) (b)
   1,800,000     State Health &                                      1,800,000
                 Educational Facilities
                 Authority Revenue
                 (ProHealth, Inc.),
                 3.18%, 8/15/30,
                 (AMBAC Insured) (b)
   1,050,000     State Health &                                      1,050,000
                 Educational Facilities
                 Authority Revenue (St.
                 John's United Church),
                 3.24%, 2/1/30, (LOC
                 U.S. Bank) (b)
   2,000,000     State Health &                                      2,000,000
                 Educational Facilities
                 Authority Revenue
                 (Wheaton Franciscan
                 Services),
                 3.18%, 8/15/33, (U.S.
                 Bancorp Insured) (b)
   7,400,000     State Health &                                      7,400,000
                 Educational Facilities
                 Authority Revenue
                 (Wheaton Franciscan),
                 3.18%, 8/15/16, (FSA
                 Insured) (b)
  10,000,000     State School Districts                             10,060,389
                 Cash Flow Management                           --------------
                 Program Certificates of
                 Participation, Series A-1,
                 4.25%, 9/20/06, (LOC
                 U.S. Bank)
                                                                    38,487,746
                                                                --------------

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                           $  719,331,376
(Cost $719,331,376)                                             --------------

COMMERCIAL PAPER - 12.91%
FLORIDA - 7.19%
 $ 7,500,000      Intermountain Power,                               7,500,000
                 3.18%, 6/7/06, (LOC JP
                 Morgan Chase Bank)
   7,800,000     Pinellas County                                     7,800,000
                 Education Finance
                 Authority, 3.11%,
                 5/22/06, (LOC Wachovia
                 Bank)
  19,840,000     State Municipal Power,                             19,840,000
                 3.10%, 4/4/06, (LOC
                 Wachovia Bank)
  16,701,000     State Municipal Power,                             16,701,000
                 3.11%, 6/2/06, (LOC
                 Wachovia Bank)
   7,765,000     State Municipal Power,                              7,765,000
                 3.11%, 6/5/06, (LOC                            --------------
                 Wachovia Bank)
                                                                    59,606,000
                                                                --------------

ILLINOIS - 0.66%
   5,295,000     State Health Facilities                             5,295,000
                 Authority Revenue,
                 3.10%, 4/4/06, (MBIA
                 Insured)
     200,000     State Health Facilities                               200,000
                 Authority Revenue,                             --------------
                 3.30%, 4/4/06, (MBIA
                 Insured)
                                                                     5,495,000
                                                                --------------

MINNESOTA - 3.62%
  30,000,000     University of Minnesota,                           30,000,000
                 3.10%, 6/6/06                                  --------------

TEXAS - 0.11%
     950,000     Plano Health Facilities,                              950,000
                 3.11%, 6/5/06, (MBIA                           --------------
                 Insured)

WYOMING - 1.33%
   5,000,000     Sweetwater County                                   5,000,000
                 Pollution Control                              --------------
                 Revenue, 3.18%,
                 4/5/06, (LOC Barclays
                 Bank)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 6,000,000     Upper Trinity Regional                         $    6,000,000
                 Water Distirct,                                --------------
                 3.20%, 10/13/06, (LOC
                 Bank of America)
                                                                    11,000,000
                                                                --------------

TOTAL COMMERCIAL PAPER                                             107,051,000
(Cost $107,051,000)                                             --------------

INVESTMENT COMPANIES - 0.12%
   1,002,997     Federated Tax Exempt                                1,002,997
                 Money Market Fund                              --------------

TOTAL INVESTMENT COMPANIES                                           1,002,997
(Cost $1,002,997)                                               --------------

TOTAL INVESTMENTS                                                  827,385,373
(Cost $827,385,373) (a) - 99.80%                                --------------

OTHER ASSETS IN EXCESS OF                                            1,694,704
LIABILITIES - 0.20%                                             --------------

NET ASSETS - 100.00%                                            $  829,080,077
                                                                ==============

(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2006. The maturity date represents the actual maturity date.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue

SEE NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Prime Money Market Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 3.01%
ASSET BACKED AUTO RECEIVABLES - 3.01%
 $ 4,500,000     Capital One Prime Auto                         $    4,500,000
                 Receivables Trust, Series
                 2006-1, Class A1,
                 4.87%, 3/15/07
   6,000,000     Daimler Chrysler Auto                               6,000,000
                 Trust, Series 2006-A,
                 Class A1,
                 4.79%, 3/8/07
   2,500,000     Honda Auto Receivables                              2,500,000
                 Owner Trust, Series
                 2006-1, Class A1,
                 4.93%, 4/18/07
   8,502,259     USAA Auto Owner                                     8,502,259
                 Trust, Series 2006-1,
                 Class A1,
                 4.76%, 3/15/07
   6,500,000     World Omni Auto                                     6,500,000
                 Receivables Trust, Series                      --------------
                 2006-A, Class A1,
                 4.84%, 3/15/07

TOTAL ASSET BACKED SECURITIES                                       28,002,259
(Cost $28,002,259)                                              --------------

COMMERCIAL PAPER - 40.43%
ASSET BACKED - 23.25%
  17,000,000     Amsterdam Funding                                  16,991,443
                 Corp., 4.53%, 4/5/06,
                 (LOC ABN-AMRO Bank
                 NV) (c) (d)
  20,000,000     Edison Asset                                       19,886,822
                 Securitization LLC,
                 4.63%, 5/15/06 (c) (d)
   4,000,000     Edison Asset                                        3,975,717
                 Securitization LLC,
                 4.65%, 5/18/06 (c) (d)
  11,725,000     Fairway Finance Corp.,                             11,710,507
                 4.45%, 4/11/06 (c) (d)
  15,197,000     Fairway Finance Corp.,                             15,174,356
                 4.47%, 4/13/06 (c) (d)
  20,000,000     Falcon Asset                                       19,957,500
                 Securitization Corp.,
                 4.50%, 4/18/06 (c) (d)
  25,000,000     Kitty Hawk Funding                                 24,843,987
                 Corp., 4.78%,
                 5/18/06 (c) (d)
  20,000,000     Liberty Street Funding                             19,931,244
                 Corp., 4.76%,
                 4/27/06 (c) (d)
  20,000,000     Ranger Funding Co.                                 19,957,594
                 LLC, 4.49%,
                 4/18/06 (c) (d)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $20,000,000     Sheffield Funding,                             $   19,915,667
                 4.60%, 5/4/06, (LOC
                 Barclays Bank PLC, NY
                 Branch) (c) (d)
  26,000,000     Three Pillars Funding,                             25,979,981
                 4.62%, 4/7/06, (LOC
                 Suntrust Bank) (c) (d)
  18,000,000     Windmill Funding                                   17,877,540
                 Corp., 4.71%, 5/23/06,                         --------------
                 (LOC ABN-AMRO Bank
                 NV) (c) (d)
                                                                   216,202,358
                                                                --------------

BANKS - AUSTRALIA/NEW ZEALAND - 5.32%
  30,000,000     ANZ Delaware, Inc.,                                29,826,000
                 4.64%, 5/16/06 (d)
  20,000,000     Westpac Trust Securities                           19,692,833
                 NZ Ltd.,                                       --------------
                 4.85%, 7/24/06 (c) (d)
                                                                    49,518,833
                                                                --------------

BANKS - FOREIGN - 3.53%
  13,000,000     Nationwide Building                                12,854,934
                 Society, 4.84%,
                 6/23/06 (c) (d)
  20,000,000     Societe Generale,                                  19,994,700
                 4.77%, 4/3/06 (d)                              --------------
                                                                    32,849,634
                                                                --------------

CONGLOMERATES - 1.07%
  10,000,000     BASF AG,                                            9,950,167
                 4.60%, 5/10/06 (c) (d)                         --------------

FINANCE - DIVERSIFIED FOREIGN - 3.20%
  30,000,000     Nationwide Building                                29,801,100
                 Society, 4.68%,                                --------------
                 5/22/06 (c) (d)

MANUFACTURING - 4.06%
  18,000,000     Paccar Financial Corp.,                            17,924,595
                 4.57%, 5/4/06 (d)
  20,000,000     Paccar Financial Corp.,                            19,897,778
                 4.60%, 5/11/06 (d)                             --------------
                                                                    37,822,373
                                                                --------------

TOTAL COMMERCIAL PAPER                                             376,144,465
(Cost $376,144,465)                                             --------------

CERTIFICATES OF DEPOSIT - 27.45%

BANKS - CANADA - 8.06%
  30,000,000     Bank of Montreal,                                  30,000,000
                 4.56%, 4/10/06
  25,000,000     Canadian Imperial Bank,                            25,000,000
                 4.74%, 5/25/06

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $20,000,000     Toronto Dominion                               $   20,000,209
                 Bank, 5.10%, 10/4/06                           --------------
                                                                    75,000,209
                                                                --------------

BANKS - DOMESTIC - 10.10%
  20,000,000     Bank of America,                                   20,000,000
                 4.76%, 5/30/06
   8,935,000     Bank One, NA,                                       8,935,938
                 4.81%, 5/5/06 (b)
  25,000,000     First Tennessee Bank,                              25,000,000
                 4.68%, 5/15/06
  25,000,000     Mercantile Safe Deposit                            25,000,001
                 & Trust, 4.77%,
                 5/31/06
  15,000,000     National City Bank,                                15,003,125
                 4.63%, 9/1/06, (b)                             --------------
                                                                    93,939,064
                                                                --------------
BANKS - FOREIGN - 9.29%
   5,000,000     Bank of Nova Scotia,                                5,000,773
                 4.72%, 2/14/07 (b)
  20,000,000     Barclays Bank PLC,                                 19,999,792
                 4.71%, 4/18/06, (b)
  10,000,000     Barclays Bank PLC,                                 10,000,000
                 5.09%, 2/28/07
   6,485,000     Calyon New York,                                    6,484,441
                 4.30%, 4/26/06
  35,000,000     Credit Suisse First                                34,999,999
                 Boston USA, Inc.,
                 4.49%, 4/10/06
  10,000,000     Societe Generale,                                  10,000,128
                 4.51%, 4/13/06                                 --------------
                                                                    86,485,133
                                                                --------------

TOTAL CERTIFICATES OF DEPOSIT                                      255,424,406
(Cost $255,424,406)                                             --------------

CORPORATE BONDS - 26.67%

AGRICULTURE - 0.67%
   6,250,000     Cargill, Inc.,                                      6,255,790
                 6.25%, 5/1/06 (c)

BANKS - DOMESTIC - 4.08%
  10,000,000     Suntrust Bank,                                      9,999,907
                 4.69%, 5/12/06 (b)
  13,000,000     Wachovia Bank, NA,                                 13,000,000
                 4.79%, 12/4/06 (b)
  15,000,000     Westpac Banking Corp.,                             15,000,000
                 4.72%, 2/16/07 (b) (c)                         --------------
                                                                    37,999,907
                                                                --------------

BANKS - FOREIGN - 0.54%
   2,000,000     Credit Suisse First                                 2,011,310
                 Boston USA, Inc.,
                 5.75%, 4/15/07


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 3,000,000     Deutsche Bank                                  $    3,039,349
                 Financial, Inc., 6.70%,                        --------------
                 12/13/06
                                                                     5,050,659
                                                                --------------

FINANCE - AUTOMOTIVE - 3.62%
  15,000,000     American Honda                                     15,000,000
                 Finance Corp.,
                 4.67%, 11/7/06 (b)
  18,670,000     National Rural Utilities,                          18,701,204
                 6.00%, 5/15/06                                 --------------
                                                                    33,701,204
                                                                --------------

FINANCE - DIVERSIFIED DOMESTIC - 4.63%
  10,000,000     American Express Credit                             9,998,911
                 Corp.,
                 4.65%, 1/9/07 (b)
  12,000,000     Citigroup, Inc.,                                   12,002,373
                 4.90%, 5/19/06 (b)
   2,080,000     General Electric Capital                            2,080,347
                 Corp.,
                 4.91%, 5/12/06 (b)
   9,000,000     Goldman Sachs Group,                                9,002,109
                 4.67%, 8/1/06 (b)
  10,000,000     Merrill Lynch & Co.,                               10,005,005
                 5.09%, 6/6/06, (b)                             --------------
                                                                    43,088,745
                                                                --------------

FINANCE - DIVERSIFIED FOREIGN - 1.75%
   2,625,000     Nationwide Building                                 2,572,094
                 Society, 2.63%,
                 1/30/07 (c)
  13,650,000     Rio Tinto Finance,                                 13,682,175
                 5.75%, 7/3/06                                  --------------
                                                                    16,254,269
                                                                --------------

INFORMATION TECHNOLOGY - 2.69%
  25,000,000     IBM Corp.,                                         25,000,000
                 4.68%, 4/5/07 (b)                              --------------

INSURANCE - 4.92%
  16,000,000     John Hancock Global                                16,010,116
                 Funding II,
                 4.95%, 7/17/06 (b)
   9,700,000     Monument Global                                     9,698,778
                 Funding II, 4.90%,
                 9/14/06 (b) (c)
  20,000,000     Principal Life, Inc. Fund,                         20,018,848
                 4.88%, 11/13/06 (b)                            --------------
                                                                    45,727,742
                                                                --------------

MANUFACTURING - 0.54%
   5,000,000     Caterpillar, Inc.,                                  5,007,943
                 9.00%, 4/15/06                                 --------------

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SCHEDULE OF PORTFOLIO INVESTMENTS
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Tamarack Institutional Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
PHARMACEUTICALS - 3.23%
 $29,980,000     Abbott Laboratories,                           $   30,088,154
                 5.63%, 7/1/06                                  --------------

TOTAL CORPORATE BONDS                                              248,174,413
(Cost $248,174,413)                                             --------------

MUNICIPAL BONDS - 2.77%
CALIFORNIA - 1.40%
  10,000,000     Adelanto Public Utility                            10,000,000
                 Authorization Revenue,
                 4.90%, 11/1/34,
                 (AMBAC Insured) (b)
   3,090,000     Los Angeles County                                  3,075,574
                 Metropolitan                                   --------------
                 Transportation
                 Authority, 2.79%,
                 7/1/06, (AMBAC
                 Insured)
                                                                    13,075,574
                                                                --------------

MICHIGAN - 0.64%
   5,955,000     Oakland County,                                     5,962,622
                 5.35%, 4/1/07, (LOC                            --------------
                 Oakland County)

NEW MEXICO - 0.43%
   4,000,000     Albuquerque Industrial                              4,000,000
                 Revenue, 4.87%,                                --------------
                 7/1/25, (LOC Wells
                 Fargo Bank) (b)

OREGON - 0.30%
   2,755,000     Lake Oswego                                         2,755,000
                 Redevelopment Agency                           --------------
                 Tax Increment Revenue,
                 4.87%, 6/1/20, (LOC
                 Wells Fargo Bank) (b)

TOTAL MUNICIPAL BONDS                                               25,793,196
(Cost $25,793,196)                                              --------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.29%
   2,708,044     Wells Fargo Prime                              $    2,708,044
                 Investment Money
                 Market Fund

TOTAL INVESTMENT COMPANIES                                           2,708,044
(Cost $2,708,044)                                               --------------

REPURCHASE AGREEMENTS - 0.86%
   8,000,000     Merrill Lynch dated                                 8,000,000
                 4/3/06 at 4.75% with                           --------------
                 maturity value of
                 $ 8,003,167 (fully
                 collateralized by
                 Federal Home Loan
                 Mortgage Corp.,
                 3.83%, 1/18/08)

TOTAL REPURCHASE AGREEMENTS                                          8,000,000
(Cost $8,000,000)                                               --------------

TOTAL INVESTMENTS                                                  944,246,783
(Cost $944,246,783) (a) - 101.48%                               --------------

LIABILITIES IN EXCESS OF OTHER                                     (13,749,068)
ASSETS - (1.48)%                                                --------------

NET ASSETS - 100.00%                                            $  930,497,715
                                                                ==============

(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2006. The maturity date represents the actual maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)  Rate represents the effective yield at purchase.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
LOC - Letter of Credit

SEE NOTES TO FINANCIAL STATEMENTS.

42
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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 85.64%
ALABAMA - 0.71%
 $ 3,000,000     Mobile Industrial                              $    3,000,000
                 Development Board                              --------------
                 Dock & Wharf Revenue,
                 3.18%, 6/1/32, (LOC
                 Wachovia Bank) (b)

ARIZONA - 1.33%
   1,300,000     Apache County IDR,                                  1,300,000
                 3.16%, 12/15/18, (LOC
                 Bank of New York) (b)
   1,400,000     Apache County IDR,                                  1,400,000
                 3.16%, 12/15/18, (LOC
                 Credit Suisse First
                 Boston) (b)
   1,535,000     Maricopa County                                     1,535,000
                 Industrial Development
                 Authority MFHR (Gran
                 Victoria Housing LLC),
                 3.19%, 4/15/30, (FNMA
                 Insured) (b)
   1,400,000     Phoenix IDA,                                        1,400,000
                 3.19%, 4/1/28, (LOC                            --------------
                 Wells Fargo Bank) (b)
                                                                     5,635,000
                                                                --------------

COLORADO - 7.73%
   1,000,000     Aurora Centretech                                   1,000,000
                 Metropolitan District,
                 Series A,
                 3.45%, 12/1/28, (LOC
                 BP Amoco) (b)
     700,000     Boulder County                                        700,000
                 Revenue (YMCA
                 Boulder Valley),
                 3.19%, 2/1/31, (LOC
                 Wells Fargo Bank) (b)
   1,000,000     Castlewood Ranch                                    1,000,000
                 Metropolitan District,
                 3.45%, 12/1/34, (LOC
                 U.S. Bank) (b)
     540,000     Colorado Springs                                      540,000
                 Revenue (Pikes Peak
                 Mental Health),
                 3.19%, 3/15/23, (LOC
                 Wells Fargo Bank) (b)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
  $1,455,000     Colorado Springs                               $    1,455,000
                 Revenue (YMCA Pikes
                 Peak), 3.19%, 11/1/22,
                 (LOC Wells Fargo
                 Bank) (b)
   4,300,000     Crystal Valley                                      4,300,000
                 Metropolitan District,
                 3.19%, 10/1/34, (LOC
                 Wells Fargo Bank) (b)
   1,600,000     Denver City & County                                1,600,000
                 Convention Center,
                 3.17%, 9/1/25, (FSA
                 Insured) (b)
   3,000,000     Douglas County MFHR                                 3,000,000
                 (Autumn Chase),
                 3.18%, 12/1/29, (LOC
                 Freddie Mac) (b)
   2,685,000     Interstate South                                    2,685,000
                 Metropolitan District,
                 Series A,
                 3.20%, 11/1/13, (LOC
                 BNP Paribas) (b)
   4,810,000     Parker Automotive                                   4,809,999
                 Metropolitan District,
                 3.45%, 12/1/34, (LOC
                 U.S. Bank) (b)
   3,700,000     State Educational &                                 3,700,000
                 Cultural Facilities
                 Authority (Denver
                 Seminary),
                 3.19%, 7/1/34, (LOC
                 Wells Fargo Bank) (b)
   1,415,000     State Educational &                                 1,415,000
                 Cultural Facilities
                 Authority (Regis Jesuit
                 High School),
                 3.19%, 12/1/33, (LOC
                 Wells Fargo Bank) (b)
   1,800,000     State Health Facilities                             1,800,000
                 Authority Revenue
                 (Craig Hospital), 3.19%,
                 12/1/20, (LOC Wells
                 Fargo Bank) (b)
   2,700,000     University of Colorado                              2,700,000
                 Hospital Authority
                 Revenue, Series B,
                 3.18%, 11/15/35, (LOC
                 Wells Fargo Bank) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 2,000,000     Water Valley                                   $    2,000,000
                 Metropolitan District                          --------------
                 Number 002,
                 3.19%, 12/1/24, (LOC
                 Wells Fargo Bank) (b)
                                                                    32,704,999
                                                                --------------

DELAWARE - 0.72%
   3,000,000     State Health Facilities                             3,045,155
                 Authority Revenue,                             --------------
                 6.25%, 10/1/06, (MBIA
                 Insured)

DISTRICT OF COLUMBIA - 0.49%
   2,085,000     Galleria Metropolitan                               2,085,000
                 District, 3.19%,                               --------------
                 12/1/29, (LOC Wells
                 Fargo Bank) (b)

FLORIDA - 2.33%
     900,000     Collier County Health                                 900,000
                 Facilities Authority (The
                 Moorings, Inc.), 3.18%,
                 12/1/24, (LOC Wachovia
                 Bank) (b)
   1,900,000     Dade County IDA                                     1,900,000
                 (Dolphins Stadium),
                 3.16%, 1/1/16, (LOC
                 Societe Generale) (b)
      75,000     Dade County Water &                                    75,000
                 Sewer Systems
                 Revenue,
                 3.16%, 10/5/22, (FGIC
                 Insured) (b)
   1,900,000     Indiana River County                                1,900,000
                 Revenue (St. Edward's
                 School), 3.18%, 7/1/27,
                 (LOC Wachovia
                 Bank) (b)
   3,775,000     St. John's County IDA,                              3,870,424
                 IDR (Golf Hall of Fame),
                 5.88%, 9/1/23, (MBIA
                 Insured) Prerefunded
                 9/1/06 @ 101
   1,200,000     Sunshine State                                      1,200,000
                 Government Finance                             --------------
                 Committee,
                 3.16%, 7/1/16,
                 (AMBAC Insured) (b)
                                                                     9,845,424
                                                                --------------


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
GEORGIA - 6.39%
 $ 5,900,000     Atlanta Water & Waste                          $    5,900,000
                 Revenue,
                 3.15%, 11/1/41, (FSA
                 Insured) (b)
   1,415,000     Clayton County MFHR                                 1,415,000
                 (BS Partners),
                 3.18%, 9/1/26, (FNMA
                 Insured) (b)
     900,000     DeKalb Private Hospital                               900,000
                 Authority (Children's
                 Health Care Project),
                 3.18%, 12/1/28, (LOC
                 Suntrust Bank) (b)
   1,700,000     DeKalb Private Hospital                             1,700,000
                 Authority (Egleston
                 Children's Hospital),
                 3.18%, 3/1/24, (LOC
                 Suntrust Bank) (b)
   5,000,000     Fulco Hospital Authority                            5,000,000
                 Revenue (Shepherd
                 Center, Inc. Project),
                 3.18%, 9/1/17, (LOC
                 Wachovia Bank) (b)
   2,500,000     Fulton County                                       2,500,000
                 Development Authority
                 (St. George Village),
                 3.18%, 4/1/34, (LOC
                 Bank of America) (b)
   6,000,000     Hall County Gainesville                             6,000,000
                 Hospital Authority
                 Revenue (Northeast
                 Health),
                 3.16%, 5/15/29, (LOC
                 MBIA) (b)
   3,600,000     Marietta MFHR,                                      3,600,000
                 3.18%, 5/15/07, (FNMA                          --------------
                 Collateralized) (b)
                                                                    27,015,000
                                                                --------------

IDAHO - 2.37%
  10,000,000     Idaho Tax Anticipation                             10,032,662
                 Notes, 4.00%, 6/30/06,                         --------------
                 (LOC U.S. Bank)

ILLINOIS - 5.43%
   3,000,000     Crestwood Tax,                                      3,000,000
                 Increment Revenue,
                 3.22%, 12/1/23, (LOC
                 Fifth Third Bank) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 1,800,000     Galesburg Revenue                              $    1,800,000
                 (Knox College),
                 3.20%, 3/1/31, (LOC
                 LaSalle Bank) (b)
   2,790,000     State Development                                   2,790,000
                 Finance Authority
                 Revenue (Westside
                 Health),
                 3.20%, 12/1/29, (LOC
                 LaSalle Bank) (b)
   2,000,000     State Finance Authority                             2,000,000
                 Revenue,
                 3.18%, 4/1/35, (LOC
                 Bank One) (b)
   4,450,000     State Finance Authority                             4,450,000
                 Revenue (Resurrection
                 Health),
                 3.19%, 5/15/35, (LOC
                 LaSalle Bank) (b)
   2,400,000     State Health Facilities                             2,400,000
                 Authority Revenue
                 (Memorial Health
                 Systems),
                 3.23%, 10/1/22, (LOC
                 JP Morgan Chase
                 Bank) (b)
   6,525,000     State Health Facilities                             6,525,000
                 Authority Revenue                              --------------
                 (Swediah Covenant
                 Hospital),
                 3.20%, 8/15/33, (LOC
                 LaSalle Bank) (b)
                                                                    22,965,000
                                                                --------------

INDIANA - 1.76%
   1,700,000     State Health Facilities                             1,700,000
                 Finance Authority
                 Revenue (Anthony
                 Wayne Rehabilitation
                 Center), 3.19%, 2/1/31,
                 (LOC Wells Fargo
                 Bank) (b)
   2,230,000     State Health Facilities                             2,230,000
                 Finance Authority
                 Revenue (Deaconess
                 Hospital),
                 3.18%, 1/1/22, (LOC
                 Fifth Third Bank) (b)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $   800,000     State Health Facilities                        $      800,000
                 Finance Authority
                 Revenue (Golden Years
                 Homestead),
                 3.19%, 6/1/12, (LOC
                 Wells Fargo Bank) (b)
   2,700,000     State Hospital                                      2,700,000
                 Equipment Financing                            --------------
                 Authority Revenue,
                 3.19%, 12/1/15, (MBIA
                 Insured) (b)
                                                                     7,430,000
                                                                --------------

IOWA - 6.82%
   2,130,000     State Finance Authority                             2,130,000
                 Revenue (Health
                 Systmes), Series A-1,
                 3.16%, 2/15/35, (FGIC
                 Insured) (b)
   1,600,000     State Finance Authority                             1,600,000
                 Revenue (Mississippi
                 Valley Regional Blood
                 Center), 3.19%, 2/1/23,
                 (LOC Wells Fargo
                 Bank) (b)
     705,000     State Finance Authority                               705,000
                 Revenue (Putnam
                 Museum of History),
                 3.19%, 5/1/12, (LOC
                 Wells Fargo Bank) (b)
   1,000,000     State Higher Education                              1,000,000
                 Authority Revenue
                 (Loras College), 3.18%,
                 11/1/30, (LOC LaSalle
                 Bank) (b)
   1,890,000     State Higher Education                              1,890,000
                 Authority Revenue
                 (Palmer Chiropractic),
                 3.20%, 4/1/27, (LOC
                 LaSalle Bank) (b)
   1,105,000     State Higher Education                              1,105,000
                 Loan Authority Revenue
                 (Mount Mercy College
                 Project), 3.18%, 7/1/25,
                 (LOC Bank of
                 America) (b)
   1,850,000     State Higher Education                              1,850,000
                 Loan Authority Revenue
                 (Private Colleges),
                 3.18%, 11/1/32, (LOC
                 LaSalle Bank) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $11,000,000     State School Cash                              $   11,035,379
                 Anticipation Program,
                 4.00%, 6/28/06, (FSA
                 Insured)
   3,000,000     State School Cash                                   3,030,797
                 Anticipation Program,
                 4.50%, 1/26/07, (FSA
                 Insured)
   2,350,000     Webster County                                      2,350,000
                 Educational Facilities
                 Revenue,
                 3.19%, 7/1/20, (LOC
                 Wells Fargo Bank) (b)
   2,150,000     Woodbury County                                     2,150,000
                 Educational Facilities                         --------------
                 Revenue,
                 3.24%, 11/1/16, (LOC
                 U.S. Bank) (b)
                                                                    28,846,176
                                                                --------------

KANSAS - 3.11%
   7,950,000     Olathe Health Facilities                            7,950,000
                 Revenue (Olathe
                 Medical Center),
                 3.18%, 9/1/32,
                 (AMBAC Insured) (b)
   5,220,000     State Development                                   5,220,000
                 Finance Authority                              --------------
                 Revenue (Village
                 Shalom Obligated
                 Group),
                 3.18%, 11/15/28, (LOC
                 LaSalle Bank) (b)
                                                                    13,170,000
                                                                --------------

KENTUCKY - 0.50%
   2,135,000     Breckinridge County                                 2,135,000
                 Lease Program Revenue,                         --------------
                 3.19%, 12/1/29, (LOC
                 U.S. Bank) (b)

LOUISIANA - 1.45%
   2,600,000     State GO,                                           2,631,802
                 5.50%, 11/15/06, (FGIC
                 Insured)

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 3,500,000     State Offshore Terminal                        $    3,500,000
                 Authority Deepwater                            --------------
                 Port Revenue (Loop LLC
                 Project),
                 3.18%, 10/1/19, (LOC
                 JP Morgan Chase
                 Bank) (b)
                                                                     6,131,802
                                                                --------------

MAINE - 0.11%
     450,000     State Turnpike Authority                              452,764
                 Revenue,                                       --------------
                 6.00%, 7/1/06, (FGIC
                 Insured)

MARYLAND - 2.46%
   8,900,000     Montgomery County                                   8,900,000
                 Housing Opportunities
                 MFHR (Oakwood
                 Apartments),
                 3.19%, 11/1/07, (LOC
                 Freddie Mac) (b)
   1,515,000     State Health & Higher                               1,515,000
                 Education Facilities                           --------------
                 Revenue (Pooled Loan
                 Program),
                 3.16%, 1/1/29, (LOC
                 Bank of America) (b)
                                                                    10,415,000
                                                                --------------

MASSACHUSETTS - 0.24%
   1,000,000     State Health &                                      1,006,911
                 Education Facilities                           --------------
                 Authority Revenue
                 (Daughters Charity),
                 6.10%, 7/1/14,
                 Prerefunded 7/1/06 @
                 100

MICHIGAN - 2.79%
   3,000,000     Detroit GO,                                         3,000,000
                 5.00%, 4/1/06, (MBIA
                 Insured)
   1,800,000     Detroit Sewage Disposal                             1,800,000
                 Revenue,
                 3.15%, 7/1/33, (FSA
                 Insured) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 2,300,000     Kent Hospital Finance                          $    2,300,000
                 Authority Revenue
                 (Spectrum Health),
                 3.16%, 1/15/26, (MBIA
                 Insured) (b)
   1,500,000     Kent Hospital Finance                               1,500,000
                 Authority Revenue
                 (Spectrum Health),
                 3.16%, 1/15/29, (FGIC
                 Insured) (b)
   2,615,000     Northern Michigan                                   2,615,000
                 University Revenues
                 Bonds, 3.18%, 6/1/31,
                 (FGIC Insured) (b)
     585,000     State Strategic Fund                                  585,000
                 (Clark Retirement),                            --------------
                 3.17%, 6/1/31, (LOC
                 Fifth Third Bank) (b)
                                                                    11,800,000
                                                                --------------

MINNESOTA - 4.58%
     689,000     Arden Hills Housing &                                 689,000
                 Healthcare Facilities
                 Revenue,
                 3.23%, 9/1/29, (LOC
                 U.S. Bank) (b)
   1,315,000     Midwest Consortium of                               1,315,000
                 Minneapolis Municipal
                 Utilities Revenue,
                 3.19%, 1/1/25, (LOC
                 U.S. Bank) (b)
   6,000,000     Midwest Consortium of                               6,000,000
                 Minneapolis Municipal
                 Utilities Revenue,
                 3.19%, 10/1/35, (LOC
                 U.S. Bank) (b)
     760,000     Minneapolis Revenue                                   760,000
                 (Catholic Charities
                 Projects),
                 3.19%, 11/1/16, (LOC
                 Wells Fargo Bank) (b)
   1,200,000     Minnetonka MFHR                                     1,200,000
                 (Minnetonka Hills
                 Apartments),
                 3.19%, 11/15/31,
                 (FNMA Insured) (b)
   4,000,000     Oak Park Heights MFHR                               4,000,000
                 (Boutwells Landing),
                 3.19%, 11/1/35, (LOC
                 Freddie Mac) (b)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 2,400,000     State Higher Education                         $    2,400,000
                 Facilities Authority
                 Revenue (St. Olaf
                 College),
                 3.18%, 10/1/30, (LOC
                 Harris Trust & Savings
                 Bank) (b)
   3,000,000     State School Districts                              3,013,655
                 Tax & Aid Anticipation                         --------------
                 Borrowing Program
                 Certificates,
                 4.00%, 9/12/06,
                 (School District Credit
                 Program Insured)
                                                                    19,377,655
                                                                --------------

MISSISSIPPI - 1.49%
   6,300,000     Jackson County PCR,                                 6,300,000
                 3.15%, 6/1/23, (Obligor                        --------------
                 Chevron Texaco
                 Corp.) (b)

MISSOURI - 1.88%
   1,900,000     Independence Industrial                             1,900,000
                 Development Authority
                 MFHF (Mansions
                 Project), 3.19%, 8/1/35,
                 (LOC Freddie Mac) (b)
     695,000     State Development                                     695,000
                 Finance Board Lease
                 Revenue (Associated
                 Municipal Utilities
                 Lease), 3.23%, 6/1/33,
                 (LOC U.S. Bank) (b)
   2,790,000     State Health &                                      2,790,000
                 Educational Facilities
                 Authority,
                 3.18%, 11/1/32, (LOC
                 Bank of America) (b)
     500,000     State Health &                                        500,000
                 Educational Facilities
                 Authority Revenue
                 (Bethesda Health
                 Group), 3.23%, 8/1/31,
                 (LOC U.S. Bank) (b)
   2,000,000     University of Missouri                              2,065,090
                 Health Facilities                              --------------
                 Revenue,
                 5.50%, 11/1/16,
                 (AMBAC Insured)
                 Prerefunded 11/1/06
                 @ 102
                                                                     7,950,090
                                                                --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
MONTANA - 0.45%
 $ 1,900,000     Billings IDR,                                  $    1,900,000
                 3.18%, 12/1/14, (LOC
                 Toronto Dominion
                 Bank) (b)

NEBRASKA - 4.09%
   3,600,000     Lancaster County                                    3,600,000
                 Hospital Authority
                 Health Facilities
                 Revenue (Immanuel),
                 3.21%, 7/1/30, (LOC
                 LaSalle Bank) (b)
   8,695,000     Lancaster County                                    8,695,000
                 Hospital Authority
                 Revenue (Bryan Leigh
                 Medical Center Project),
                 3.18%, 6/1/18,
                 (AMBAC Insured) (b)
   2,900,000     State Educational                                   2,900,000
                 Finance Authority
                 Revenue (Creighton
                 University Project),
                 3.18%, 3/1/33,
                 (AMBAC Insured) (b)
   2,100,000     State Educational                                   2,100,000
                 Finance Authority                              --------------
                 Revenue (Creighton
                 University Project),
                 3.18%, 7/1/35, (FGIC
                 Insured) (b)
                                                                    17,295,000
                                                                --------------

NEVADA - 1.18%
   5,000,000     Director State                                      5,000,000
                 Department Business &                          --------------
                 Industry (Nevada Cancer
                 Institute),
                 3.18%, 12/1/33, (LOC
                 Bank of America) (b)

NEW JERSEY - 1.19%
   5,000,000     State Tax & Revenue                                 5,013,885
                 Anticipation Notes,                            --------------
                 4.00%, 6/23/06, (LOC
                 JP Morgan Chase Bank)

NORTH CAROLINA - 2.31%
   2,125,000     Charlotte Airport                                   2,125,000
                 Revenue, 3.16%,
                 7/1/34, (MBIA
                 Insured) (b)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 5,100,000     City of Charlotte,                             $    5,093,605
                 2.84%, 6/7/06, (LOC
                 Suntrust Bank)
   2,550,000     State Medical Care                                  2,550,000
                 Common Revenue                                 --------------
                 (FlexCap-Lutheran
                 Project), 3.18%, 1/1/39,
                 (LOC Bank of
                 America) (b)
                                                                     9,768,605
                                                                --------------

NORTH DAKOTA - 0.20%
     830,000     Ward County Health                                    830,000
                 Care Facilities Revenue                        --------------
                 (Trinity Group), 3.23%,
                 7/1/29, (LOC U.S.
                 Bank) (b)

OHIO - 2.02%
   5,020,000     Franklin County                                     5,020,000
                 Hospital Revenue
                 (OhioHealth),
                 3.18%, 12/1/28, (LOC
                 National City Bank) (b)
   3,000,000     University of Toledo                                3,000,000
                 General Receipts Bonds,
                 3.18%, 6/1/32, (FGIC
                 Insured) (b)
     545,000     Warren County Health                                  545,000
                 Care Facilities Revenue                        --------------
                 (Otterbein Homes
                 Project), 3.22%, 7/1/23,
                 (LOC Fifth Third
                 Bank) (b)
                                                                     8,565,000
                                                                --------------

OKLAHOMA - 0.92%
   1,400,000     State Industrial                                    1,400,000
                 Authority Revenue
                 (Integris Baptist),
                 3.18%, 8/15/29, (MBIA
                 Insured) (b)
   1,500,000     Tulsa Industrial                                    1,500,000
                 Authority MFHR (Park
                 Chase Apartments),
                 3.19%, 12/15/29,
                 (FNMA Insured) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 1,000,000     Tulsa Industrial                               $    1,000,000
                 Authority Revenue                              --------------
                 (YMCA of Greater Tulsa
                 Project), 3.19%, 5/1/19,
                 (LOC Wells Fargo
                 Bank) (b)
                                                                     3,900,000
                                                                --------------

PENNSYLVANIA - 1.89%
   4,000,000     Dauphin County                                      4,000,000
                 General Authority
                 Health Systems
                 Revenue, 3.16%,
                 8/15/27, (FSA
                 Insured) (b)
   4,000,000     Montgomery County                                   4,000,000
                 IDA (Gloria DEI Project),                      --------------
                 3.19%, 1/1/23, (LOC
                 Citizens Bank) (b)
                                                                     8,000,000
                                                                --------------

TENNESSEE - 3.06%
   1,425,000     Jackson Energy                                      1,425,000
                 Authority Electrical
                 Systems Revenue,
                 3.18%, 11/1/26,
                 (AMBAC Insured) (b)
   8,500,000     Montgomery County                                   8,500,000
                 Public Building
                 Authority Revenue,
                 3.17%, 2/1/36, (LOC
                 Bank of America) (b)
   3,000,000     Tennergy Corp. Gas                                  3,010,706
                 Revenue,                                       --------------
                 5.00%, 6/1/06, (MBIA
                 Insured)
                                                                    12,935,706
                                                                --------------

TEXAS - 4.35%
   3,750,000     Aldine Independent                                  3,750,000
                 School District,
                 2.75%, 6/15/28, (PSF
                 Insured) (b)
   2,600,000     Austin County Industrial                            2,600,000
                 Development Corp.,
                 3.18%, 12/1/14, (LOC
                 JP Morgan Chase
                 Bank) (b)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 2,000,000     Splendora Higher                               $    2,000,000
                 Education Facilities
                 Revenue,
                 3.19%, 12/1/26, (LOC
                 Wells Fargo Bank) (b)
  10,000,000     State Tax & Revenue                                10,060,633
                 Anticipation Notes,                            --------------
                 4.50%, 8/31/06
                                                                    18,410,633
                                                                --------------

UTAH - 2.04%
   2,800,000     Duchesne School                                     2,800,000
                 District Municipal
                 Building Authority Lease
                 Revenue,
                 3.24%, 6/1/21, (LOC
                 U.S. Bank) (b)
   3,000,000     Ogden City                                          3,000,000
                 Redevelopment Agency
                 Tax, Increment Revenue,
                 3.19%, 4/1/25, (LOC
                 Wells Fargo Bank) (b)
   2,020,000     Salt Lake City Revenue                              2,020,000
                 (Valley Mental Health
                 Project), 3.19%,
                 12/1/21, (LOC Wells
                 Fargo Bank) (b)
     805,000     Sanpete County School                                 805,000
                 Facilities Revenue                             --------------
                 (Wasatch Academy),
                 3.24%, 8/1/28, (LOC
                 U.S. Bank) (b)
                                                                     8,625,000
                                                                --------------

VIRGINIA - 0.53%
     885,000     Alexandria IDA (Pooled                                885,000
                 Loan Project),
                 3.18%, 7/1/26, (LOC
                 Bank of America) (b)
   1,350,000     Roanoke County                                      1,350,000
                 Industrial Development                         --------------
                 Authority Healthcare
                 Facilities Revenue
                 (Friendship Manor, Inc.),
                 3.18%, 10/1/15, (LOC
                 Wachovia Bank) (b)
                                                                     2,235,000
                                                                --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
WASHINGTON - 4.32%
 $ 2,200,000     Snohomish County                               $    2,200,000
                 Public Utility,
                 3.17%, 12/1/19, (FSA
                 Insured) (b)
   6,485,000     State Health Care                                   6,485,000
                 Facilities Revenue
                 (Empire Health Services),
                 3.19%, 11/1/23, (LOC
                 U.S. Bank) (b)
   1,055,000     State Housing &                                     1,055,000
                 Finance Commission
                 Nonprofit Revenue
                 (Annie Wright School),
                 3.10%, 12/1/23, (LOC
                 Bank of America) (b)
   5,545,000     State Housing &                                     5,545,000
                 Finance Commission
                 Nonprofit Revenue
                 (Overlake School
                 Project), 3.19%,
                 10/1/29, (LOC Wells
                 Fargo Bank) (b)
   1,500,000     State Housing &                                     1,500,000
                 Finance Commission
                 Nonprofit Revenue
                 (Wesley Homes Project),
                 3.10%, 1/1/36, (LOC
                 Bank of America) (b)
     885,000     State Public Power                                    885,000
                 Supply, 3.16%, 7/1/12,
                 (MBIA Insured) (b)
     600,000     State Public Power                                    600,000
                 Supply, 3.17%, 7/1/17,                         --------------
                 (LOC Bank of
                 America) (b)
                                                                    18,270,000
                                                                --------------

WISCONSIN - 2.40%
   1,125,000     State Health &                                      1,125,000
                 Educational Facilities
                 Authority Revenue
                 (Camillus Health
                 Center), 3.20%, 2/1/35,
                 (LOC U.S. Bank) (b)
   4,085,000     State Health &                                      4,085,000
                 Educational Facilities
                 Authority Revenue
                 (Gundersen Lutheran),
                 3.18%, 12/1/15, (FSA
                 Insured) (b)


   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
 $ 1,400,000     State Health &                                 $    1,400,000
                 Educational Facilities
                 Authority Revenue
                 (Gundersen Lutheran),
                 3.18%, 12/1/29, (LOC
                 Dexia Group) (b)
   3,500,000     State School Districts                              3,521,136
                 Cash Flow Management                           --------------
                 Program Certificates of
                 Participation, Series A-1,
                 4.25%, 9/20/06, (LOC
                 U.S. Bank)
                                                                    10,131,136
                                                                --------------

TOTAL MUNICIPAL BONDS                                              362,223,603
(Cost $362,223,603)                                             --------------

COMMERCIAL PAPER - 14.48%
FLORIDA - 7.26%
   4,000,000     Intermountain Power,                                4,000,000
                 3.18%, 6/7/06, (LOC JP
                 Morgan Chase)
   4,500,000     Jacksonville Health                                 4,500,000
                 Facilities Authority
                 Revenue (Baptist
                 Medical Center Project),
                 3.20%, 10/13/06, (LOC
                 Bank of America)
   5,250,000     Pinellas County                                     5,250,000
                 Education Finance
                 Authority,
                 3.25%, 4/10/06, (LOC
                 Wachovia Bank)
   3,300,000     Pinellas County                                     3,300,000
                 Education Finance
                 Authority,
                 3.11%, 5/22/06, (LOC
                 Wachovia Bank)
     650,000     Pinellas County                                       650,000
                 Education Finance
                 Authority,
                 3.25%, 4/10/06, (LOC
                 Wachovia Bank)
  10,000,000     State Municipal Power,                             10,000,000
                 3.10%, 4/4/06, (LOC
                 Wachovia Bank)
   3,000,000     State Municipal Power,                              3,000,000
                 3.11%, 6/5/06, (LOC                            --------------
                 Wachovia Bank)
                                                                    30,700,000
                                                                --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                 SECURITY
    AMOUNT                  DESCRIPTION                             VALUE
-------------------------------------------------------------------------------
ILLINOIS - 0.58%
 $ 2,435,000     State Health,                                  $    2,435,000
                 3.10%, 6/6/06, (FSA
                 Insured)

MINNESOTA - 1.89%
   8,000,000     University of Minnesota,                            8,000,000
                 3.20%, 4/10/06                                 --------------

PENNSYLVANIA - 0.02%
     100,000     Montgomery County,                                     99,983
                 3.37%, 5/17/06, (LOC                           --------------
                 BNP Paribas)

TEXAS - 1.35%
   5,700,000     Plano Health Facilities,                            5,700,000
                 3.11%, 6/5/06, (MBIA                           --------------
                 Insured)

WISCONSIN - 1.13%
   4,800,000     State Health &                                      4,800,000
                 Educational Facilities                         --------------
                 Authority Revenue,
                 3.30%, 5/23/06, (LOC
                 JP Morgan Chase Bank)

WYOMING - 2.25%
   9,525,000     Sweetwater County                                   9,525,000
                 Pollution Control                              --------------
                 Revenue,
                 3.20%, 6/6/06, (LOC
                 Barclays Bank)

TOTAL COMMERCIAL PAPER                                              61,259,983
(Cost $61,259,983)                                              --------------

INVESTMENT COMPANIES - 0.17%
     709,081     Federated Tax Exempt                                  709,081
                 Money Market Fund                              --------------

TOTAL INVESTMENT COMPANIES                                             709,081
(Cost $709,081)                                                 --------------

TOTAL INVESTMENTS                                                  424,192,667
(Cost $424,192,667) (a) - 100.29%                               --------------

LIABILITIES IN EXCESS OF                                            (1,215,937)
OTHER ASSETS - 0.29%                                            --------------

NET ASSETS - 100.00%                                            $  422,976,730
                                                                ==============

(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2006. The maturity date represents the actual maturity date.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
LLC - Limited Liability
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
PSF - Permanent School Fund

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

T. GERON BELL (64)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (55)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

RONALD JAMES (55)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN:  15

--------------------------------------------------------------------------------

JOHN A. MACDONALD (57)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

H. DAVID RYBOLT (63)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

JAMES R. SEWARD (53)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

WILLIAM B. TAYLOR (60)
POSITION HELD WITH FUND: Trustee; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant (2003-present); Partner (until 2003) Ernst & Young LLP.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

ERIK R. PREUS (40)
POSITION HELD WITH FUND: Trustee; Since January 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer, Voyageur Asset Management (2005 to present); Director, Investment Consulting Services, RBC Dain Rauscher (2004-2005); Director, Voyageur Advisory Services, Voyageur Asset Management (2003-2004); Senior Vice President, Divisional Sales Manager, PIMCO Allianz Investments and its predecessor firm, Nicholas Applegate (2001-2003).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (45)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer (2003-2004)(2).

--------------------------------------------------------------------------------

DAVID P. LUX (51)
POSITION HELD WITH FUND: Chief Financial Officer; Since September, 2005 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Controller, Tamarack Funds, November 2004-September 2005, Vice President and Mutual Funds Finance Manager, Voyageur Asset Management (2004-present); Senior Financial Analyst, Voyageur Asset Management (2003-2004); Senior Financial Analyst, RBC Dain Rauscher Fixed Income Group (1995-2003).

--------------------------------------------------------------------------------

MARTIN A. CRAMER (56)
POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003)(3) and Secretary, Gold Bank Funds (2001-2003).

--------------------------------------------------------------------------------

MONICA V. BALLARD (35)
POSITION HELD WITH FUND: Secretary and Chief Legal Officer; since September,
2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Associate General Counsel, RBC Dain Rauscher (2004-present); Counsel, Allianz Life (2002-2004); Associate Counsel, American Express Financial Advisors (1996-2002).

--------------------------------------------------------------------------------

JOHN M. HUBER (37)
POSITION HELD WITH FUND: Chief Investment Officer (2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer Fixed Income, Voyageur Asset Management (2004-Present); Galliard Capital Management, Principal and Senior Portfolio Manager (1995-2004).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SUPPLEMENTAL INFORMATION (Unaudited)
================================================================================

--------------------------------------------------------------------------------

INFORMATION FOR TAMARACK FUNDS
SHAREHOLDERS REGARDING THE RENEWAL
OF INVESTMENT ADVISORY AGREEMENTS

The Tamarack Board of Trustees has renewed the Investment Advisory Agreement with Voyageur Asset Management Inc. for each of the Funds. After evaluating the services provided by the Advisor and reviewing the performance and relevant expenses of each Fund, the Trustees concluded that it was in the best interests of the Funds and their shareholders to retain Voyageur for an additional year.

As part of their review of the Agreements, the Trustees received and discussed certain information, including information regarding the advisory services performed, qualifi cations of staffing, and Fund performance and expenses. The Trustees considered information provided in advance of their in-person meeting, as well as supplemental information provided at the meeting. The Trustees met with representatives from the Advisor's senior management team, as well as senior investment professionals, to discuss this information and Voyageur's intentions with regard to the ongoing management of the Funds. The Trustees reviewed the quality of the services provided to the Funds by Voyageur, including information prepared by a third-party consultant as to each Fund's performance relative to an appropriate benchmark as well as compared to the Fund's appropriate peer group. The Trustees also reviewed the investment management fees payable to Voyageur. In this connection, the Trustees reviewed comparative information prepared by a third-party consultant on investment management fees paid and expenses incurred by similarly situated funds. The Trustees also received reports from Voyageur regarding other investment companies advised by them, including the advisory fees paid. The Trustees took into account profitability data for Voyageur included in the 15C review materials. The Trustees received information from Voyageur regarding other benefits derived from their relationships with the funds. In connection with their deliberations, the independent Trustees met separately with their independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations. In addition, the Trustees noted the expected composition of each portfolio management team. Finally, the Trustees took into account various advantages and benefits expected to be associated with the overall consolidation of the Funds under the Tamarack Funds complex, including operational, compliance and distribution services.

When evaluating the investment performance of the Funds, the Trustees generally emphasize three to five year returns, as opposed to shorter time periods. Both three year performance, and five year performance of all Funds was at or above the median for their respective peer groups. In reviewing expenses, the Trustees noted that total expenses of each Fund were at or below the median for their respective peer groups. The Trustees also reviewed and approved Fund Management's proposal to continue for an additional year the existing fee waivers for the Prime and Tax-Free Money Market Funds, in order to maintain total expenses at their current levels. In considering the quality of the services performed for each Fund by Voyageur, the Trustees discussed the strong research capabilities and fundamental analysis performed by the firm and also considered the extensive portfolio management experience of Voyageur, the compliance structure and systems established by Voyageur and the financial viability of Voyageur. The Trustees also considered steps that already had been taken by Voyageur to expand upon existing research capabilities and compliance processes and steps that were expected to be taken to maintain and/or enhance such capabilities and processes.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to Voyageur were reasonable and fair, the nature and quality of services provided were satisfactory, and concluded that it is in the interest of the Funds and their shareholders for the Trustees to approve the Agreement for the Funds. In arriving at their decision to approve the renewal of each of the agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

================================================================================
SUPPLEMENTAL INFORMATION (Unaudited)
================================================================================

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES

As a shareholder of the Tamarack Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 through March 31, 2006.

--------------------------------------------------------------------------------

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.



                                   BEGINNING           ENDING           EXPENSE PAID          EXPENSE RATIO
                                 ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*         DURING PERIOD
                                    10/1/05           3/31/06        10/1/05 -- 3/31/06     10/1/05 -- 3/31/06
                                 -------------     -------------     ------------------     ------------------
Prime Money Market Fund           $  1,000.00       $  1,017.50           $  4.02                  0.80%
U.S. Government Money
  Market Fund                        1,000.00          1,017.00              3.92                  0.78%
Tax-Free Money Market
  Fund                               1,000.00          1,011.20              3.51                  0.70%
Institutional Prime Money
  Market Fund                        1,000.00          1,020.10              1.41                  0.28%
Institutional Tax-Free Money
  Market Fund                        1,000.00          1,013.30              1.46                  0.29%

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                   BEGINNING           ENDING           EXPENSE PAID          EXPENSE RATIO
                                 ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*         DURING PERIOD
                                    10/1/05           3/31/06        10/1/05 -- 3/31/06     10/1/05 -- 3/31/06
                                 -------------     -------------     ------------------     -----------------
Prime Money Market Fund           $  1,000.00       $  1,020.94           $  4.03                  0.80%
U.S. Government Money
  Market Fund                        1,000.00          1,021.04              3.93                  0.78%
Tax-Free Money Market
  Fund                               1,000.00          1,021.44              3.53                  0.70%
Institutional Prime Money
  Market Fund                        1,000.00          1,023.54              1.41                  0.28%
Institutional Tax-Free Money
  Market Fund                        1,000.00          1,023.49              1.46                  0.29%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                     [PHOTO]


















Tamarack Funds
P.O. Box 219757
Kansas City, MO 64121-9757

800-422-2766
www.TamarackFunds.com











TF SAR 3/06 TAMARACK DISTRIBUTORS, INC.
536522 (3/06)

TAMARACK FUNDS
Semi-Annual Report                                               March 31, 2006









                                     [PHOTO]









GOVERNMENT INCOME FUND

QUALITY FIXED INCOME FUND

TAX-FREE INCOME FUND












                                                           [LOGO] TAMARACK FUNDS

================================================================================

================================================================================

Tamarack Funds

--------------------------------------------------------------------------------

ABOUT YOUR SEMI-ANNUAL REPORT

This semi-annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: How has my Fund performed against its benchmark both in the last year and over the last ten years (or since inception if less than ten years)? What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

The Tamarack Funds compare their performance against widely used market indices, depending on the market sector or investment style of the particular fund. Fixed income funds are benchmarked against various Lehman Brothers Bond Indices, which show only the performance of the underlying fixed income securities, rather than of a comparable fund that would be available to an average investor.

We hope the financial information presented, as well as the discussion and analysis from your portfolio manager(s), will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.tamarackfunds.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund's website at www.tamarackfunds.com; and (iii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available
(i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Commission's website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

TABLE OF CONTENTS


Letter from the CIO of Fixed Income .......................................   1
Fixed Income Portfolio Managers ...........................................   3
Performance Summary .......................................................   5
Government Income Fund
- Management Discussion and Analysis ......................................   7
Quality Fixed Income Fund
- Management Discussion and Analysis ......................................   9
Tax-Free Income Fund
- Management Discussion and Analysis ......................................  11
Financial Statements
- Statements of Assets and Liabilities ....................................  13
- Statements of Operations ................................................  15
- Statements of Changes in Net Assets .....................................  16
Financial Highlights ......................................................  19
Notes To Financial Statements .............................................  22
Schedules of Portfolio Investments ........................................  32
Notes to Schedules of Portfolio Investments ...............................  42
Management ................................................................  43
Share Class Information ...................................................  46
Supplemental Information ..................................................  47

================================================================================
LETTER FROM THE CIO OF FIXED INCOME
================================================================================

--------------------------------------------------------------------------------

It has been nearly two years and fifteen successive 25bps rate increases since the dovish Federal Reserve morphed into a hawk; and as the capital markets have become keenly aware, this hawk has shown a determined willingness to continue feasting on any inflation risks it discovers within its economic lens. Looking back throughout history, the 1978 through 1979 time period was the last time the market has evidenced so many consistent rate changes taking place. However, the Fed's current economic landscape is certainly different than the inflationary hunting grounds of the late 1970's. Or is it? Let's review what has transpired in the fixed income markets through the first half of the Fund family's fiscal year.

The yield curve finally surrendered during the last days of 2005 and inversion became a reality. An inversion of the curve occurs when short-term rates are higher than long-term interest rates. Curve inversions are rare, having happened only seven times since the 1960's - most dramatically in the late 1970's. When the yield curve does invert, it has proven to be a statistically accurate predictor of negative economic growth four to six quarters after the inversion occurs. In fact, negatively-sloped yield curves have predicted six recessions since the 1960s with only one "false" signal.

Since the inversion, fixed income market participants have largely ignored historical precedents and stepped even further out the risk spectrum, driving yield spreads tighter across most fixed income sectors.

     o Agency and corporate debentures significantly outperformed similar maturity Treasuries over both the past two quarters driven primarily by continued strong demand for lower quality investment grade and high yield issues along with a modest amount of net new issuance.

     o The structured product (mortgage-backed and asset-backed securities) market has also bested risk-free (Treasuries) alternatives during the past several months, although I view the structured product price premium as too high given the relative risks. Traditional fixed rate mortgage-backed securities have outperformed Treasuries by 44bps in the past three months alone.

     o In general, price depreciation due to the trend toward higher interest rates has offset the income earned over the past six months within most fixed income indices. These flat total returns within the fixed income markets have signif icantly lagged our equity counterparts. However, it is worth noting that the absolute level of fixed income yields has become increasingly attractive in the 5-6% range. A balanced approach to dollar cost averaging into fixed income investments during these kinds of periods has proven a very effective and profitable long term strategy.

So where are we headed? Voyageur remains firmly in the camp that volatility will inevitability trend higher. The key to our volatility argument is the belief that expectations related to the Fed are becoming more divergent with each passing week. Some pundits speculate that the long term tightening cycle is near and the Fed stops after one or two more rate increases. The thought is that the economy begins to slow during the latter half of 2006 and early 2007 and inflation will be successfully contained. While this expectation is more to the fixed income market's, and my own,

================================================================================
LETTER FROM THE CIO OF FIXED INCOME
================================================================================

liking all of this handicapping and speculation as to subsequent Fed action will likely reintroduce volatility to the bond market.

Unfortunately, a new and perhaps more troubling scenario is also being discussed in fixed income circles. This being that amid strong growth prospects globally, inflation concerns domestically, escalating commodity costs, high resource utilization and a low unemployment rate, the Fed could be forced to raise interest rates significantly higher. While current economic data and inflation numbers do not necessarily support this scenario, it is a distinct possibility that rates may move significantly higher than current expectations. I believe this scenario would result in a very negative impact on the U.S. economy.

We at Voyageur are in the camp that believes the economy would be better off if the Fed takes a pause at some point soon as opposed to pushing toward much higher rates. It is important to note that we believe we are in the midst of a cyclical bear market for fixed income - not a long-term bear market as this recently emerging skeptical outlook would indicate. We don't think we are headed back to double digit long term interest rates similar to the late 1970's
- even if crude oil rises to $80 a barrel and we are forced to pay over $3 for a gallon of gasoline. The Federal Reserve's hawkish policies should prove successful in combating core inflation, and the higher level of interest rates will begin to curb consumption and economic growth in upcoming years. While earnings have continued to show solid growth, we are beginning to see signs of a slowdown in the real estate market as long term interest rates have trended higher. So while we have confidence in the Fed's ability to fight inflation, the larger risk is perhaps they continue to throw punches after the bell sounds.

In the end, it remains to be seen whether the Fed's job is nearly over or new inflationary risks present themselves. Our hope is the U.S. economy will find a comfort zone of controlled growth and contained inflation. With respect to our current fixed income strategy, we remain relatively defensive versus our long term asset targets. Our concerns center on a potentially slowing economy in upcoming years, a leveraged U.S. consumer and a Fed that should be moving to a more neutral monetary policy. Speculative investing, shareholder enhancement activity and increased risk-taking are all potential sources of additional problems. That said, interest rates have moved higher and the U.S. economy and its workforce have historically proved resilient and flexible. With yields on a diversified fixed income portfolio hovering near 5.5% many investors will continue to rightly include bonds as a core portion of their investment portfolio.

We will remain steadfast in our investment philosophy and risk disciplines, which include not making bets on the direction of interest rates. We sincerely value and appreciate your continued support.

/s/ John Huber

John Huber
Chief Investment Officer, Fixed Income Funds
Tamarack Funds


                                     [PHOTO]

                                   JOHN HUBER
                            CHIEF INVESTMENT OFFICER
                               FIXED INCOME FUNDS

================================================================================
FIXED INCOME PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

Voyageur Asset Management Inc. ("Voyageur"), the investment advisor to the Tamarack Funds, employs a team approach to the management of each of the fixed income funds. Each Fund's management team has access to Voyageur's investment research and other money management resources. The members of Voyageur's fixed income funds team are:

--------------------------------------------------------------------------------

JOHN M. HUBER, CFA
CHIEF INVESTMENT OFFICER - FIXED INCOME
Mr. John Huber is Chief Investment Officer of Fixed Income at Voyageur. His responsi bilities include overseeing and directing Voyageur's fixed income division. John joined Voyageur in 2004 from Galliard Capital Management where he was a principal and senior portfolio manager, responsible for the firm's total return fixed income effort. Prior to working for Galliard, John was a portfolio manager for Norwest Investment Management where he began his career in 1990. John received a BA from the University of Iowa and an MBA in Finance from the University of Minnesota, Carlson School of Management. John is a CFA charterholder and a member of the CFA Society of Minnesota.

--------------------------------------------------------------------------------

JAMES A. NORUNGOLO, CFA
VICE PRESIDENT, CREDIT TEAM LEAD, SENIOR PORTFOLIO MANAGER
Mr. James Norungolo is the Credit Team Lead for the Voyageur fixed income division. James is responsible for guiding Voyageur's corporate investment process and identifying relative value opportunities for Voyageur's fixed income clients. In addition, James serves as a Senior Portfolio Manager for many of our core and core plus taxable fixed income clients. He has been with Voyageur since 1993 and has held several critical roles within the organization including credit/equity analyst, structured product analyst and portfolio administration. Prior to joining Voyageur, James worked for Westport Bank & Trust, NationsBank and Sovran Capital Management. James began his career in the investment industry in 1987 and received a BA from the University of Virginia. James is a CFA charterholder.

--------------------------------------------------------------------------------

RAYE C. KANZENBACH, CFA
SENIOR MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER
Mr. Raye Kanzenbach is a member of the Voyageur Credit Team, on which he provides expertise in the taxable and tax-exempt municipal sectors. Raye also serves as a Senior Portfolio Manager and plays a leadership role in Voyageur's money market management capabilities. Raye has been with Voyageur and its predecessor firm, Insight Investment Management, since 1983. Prior to joining Voyageur, Raye was employed at First Bank, Minneapolis where he managed the municipal and money market trust funds. He also supervised the municipal and corporate credit analysis areas for the Trust Department and First Bank's investment portfolio. Prior to First Bank, Raye was employed as an investment officer with the St. Paul Companies. Raye began his career in the investment industry in 1973 and received a BA from Lawrence University and an MBA from the University of Michigan. He is a CFA charterholder.

================================================================================
FIXED INCOME PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

RANDAL W. HARRISON, CFA
VICE PRESIDENT, PORTFOLIO SOLUTIONS TEAM LEAD, SENIOR PORTFOLIO MANAGER
Mr. Randal Harrison is responsible for leading the Voyageur Portfolio Solutions Team, where he draws upon his background in all sectors of the fixed income market along with his specific expertise in mortgage-backed and commercial mortgage-backed securities. Randy also serves as a Senior Portfolio Manager and has managed accounts for many of Voyageur's taxable fixed income clients. Prior to joining Voyageur in 1993, Randy was a securities analyst and trader for AEGON USA Insurance Group, developing and executing mortgage strategies for their $5 billion mortgage-backed insurance portfolio. He began his career in the investment industry in 1990 and holds a BS from Miami University (Ohio), an MBA from the University of Iowa and is a CFA charterholder.

--------------------------------------------------------------------------------

TODD BRUX, CFA
DIRECTOR OF PORTFOLIO ANALYTICS
Mr. Todd Brux, Voyageur's Director of Portfolio Analytics, is responsible for supporting analytical needs of the firm's fixed income department. His focus is on data integrity, valuation, historical analysis, statistical analysis, risk measurement, relative value analysis and portfolio analysis. This role is integrated with Voyageur's portfolio management process. Prior to joining Voyageur in 2004, Todd was with GMAC RFC from March 2004 to October 2004 where he served as Head Trader of their mortgage strategy; prior to that, he was a Senior Investment Analyst at Galliard Capital Management from September 1999 to March 2004. Todd, an 11-year industry veteran, is a CFA charterholder and received his BA from the University of Wisconsin-Madison with a double major in Economics and Political Science.

--------------------------------------------------------------------------------

STEVEN P. ELDREDGE, CFA
MANAGING DIRECTOR, CLIENT PORTFOLIO MANAGEMENT TEAM LEAD, CLIENT PORTFOLIO
MANAGER
Mr. Steven Eldredge utilizes his 25 plus years of experience in the fixed income industry to lead the Voyageur fixed income Client Portfolio Management Team. Steve has an extensive background in both the taxable and tax-exempt markets. Prior to joining Voyageur in 1995, Steve was chief operating officer for the ABT Mutual Fund family. Steve began his career in the investment industry in 1978 as a portfolio manager for a bank holding company in Florida. Steve received his BA in Finance from the University of Central Florida. He is a CFA charterholder and member of the CFA Society of Minnesota.

================================================================================
PERFORMANCE SUMMARY
================================================================================

Total Returns as of March 31, 2006

--------------------------------------------------------------------------------
TAMARACK GOVERNMENT INCOME FUND

                                                                                           SINCE
                                      1 YEAR      3 YEAR       5 YEAR      10 YEAR     INCEPTION (a)
                                      ------      ------       ------      -------     -------------
Class A (d)
  - Including Maximum Sales
    Charge of 3.75%                   -2.24%      -0.24%        2.74%        4.43%         5.03%
  - At Net Asset Value                -1.52%       1.04%        3.54%        4.83%         5.29%
Class C (e)
  - Including Contingent Deferred
    Sales Charge of 1.00%             -0.34%       0.26%        2.75%        4.04%         4.50%
  - At Net Asset Value                -0.64%       0.26%        2.75%        4.04%         4.50%
Class I (d)                           -1.68%       1.28%        3.79%        5.08%         5.60%
Class R (e)                           -1.17%       0.77%        3.27%        4.56%         5.03%
Class S (f)                           -1.68%       1.23%        3.76%        5.07%         5.60%
LB Intermediate Gov't Index*          -2.07%       1.69%        4.14%        5.54%         6.27%

--------------------------------------------------------------------------------

TAMARACK QUALITY FIXED INCOME FUND

                                                                            SINCE
                                      1 YEAR      3 YEAR       5 YEAR    INCEPTION (b)
                                      ------      ------       ------    -------------
Class A (d)
  - Including Maximum Sales
    Charge of 3.75%                   -1.91%       1.13%        2.81%        3.96%
  - At Net Asset Value                 1.88%       2.44%        3.60%        4.53%
Class C (e)
  - Including Contingent Deferred
    Sales Charge of 1.00%              0.20%       1.70%        2.85%        3.77%
  - At Net Asset Value                 1.18%       1.70%        2.85%        3.77%
Class I (d)                            2.02%       2.69%        3.85%        4.78%
Class R (e)                            1.62%       2.18%        3.34%        4.27%
Class S (f)                            2.13%       2.69%        3.84%        4.78%
LB U.S. Aggregate Bond Index*          2.26%       2.92%        5.11%        5.68%

--------------------------------------------------------------------------------

TAMARACK TAX-FREE INCOME FUND

                                                                                           SINCE
                                      1 YEAR      3 YEAR       5 YEAR      10 YEAR     INCEPTION (c)
                                      ------      ------       ------      -------     -------------
Class A (g)
  - Including Maximum Sales
    Charge of 3.75%                   -1.97%       0.93%        2.87%        4.12%         6.12%
  - At Net Asset Value                 1.89%       2.24%        3.66%        4.51%         6.28%
Class C (g)
  - Including Contingent Deferred
    Sales Charge of 1.00%              0.05%       1.49%        2.89%        3.74%         5.49%
  - At Net Asset Value                 1.03%       1.49%        2.89%        3.74%         5.49%
Class R (g)                            1.51%       1.98%        3.39%        4.25%         6.01%
Class S                                2.03%       2.49%        3.91%        4.77%         6.54%
LB Municipal Quality Intermediate
  3-15 Year Index                      2.99%       3.27%        4.69%        5.48%          N/A
LB Municipal Bond Index*               3.81%       4.10%        5.18%        5.87%         8.08%

--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE

================================================================================
PERFORMANCE SUMMARY
================================================================================

QUOTED. FOR PERFORMANCE DATA CURRENT TO MOST RECENT MONTH-END GO TO WWW.TAMARACKFUNDS.COM.

*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities. Index returns are calculated on a monthly basis, but do not include sales fees or operating expenses. You cannot invest directly into indices.

(a) The since inception date (commencement of operations) of the Fund is December 31, 1990.
(b) The since inception date (commencement of operations) of the Fund is May 10, 1999.
(c) The since inception date (commencement of operations) of the Fund is February 22, 1980.
(d) The performance in the table reflects the performance of the former RBC Funds, the predecessors to the Tamarack Funds. The quoted performance of Government Income Fund includes the performance of a common trust fund ("CTF") account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Government Income Fund's commencement of operations on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waiver/expense reimbursements (which, if excluded, would cause performance to be lower).
(e) The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).
(f) The inception date for Class S of the Fund is April 19, 2004. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S.
(g) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Government Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Relatively high current income consistent with relative stability of principal and safety

--------------------------------------------------------------------------------

PERFORMANCE

Over the six-month period ended March 31, 2006, the Fund returned -0.16% (Class A, net of fees). The unmanaged Lehman Brothers Intermediate Government Bond Index, our Fund's primary benchmark, returned 0.29% during this time. We avoid making bets on the direction of interest rates given that over the long term rate anticipation (or guessing where rates will go) has proven to introduce unacceptable risk to relative returns. Therefore, during periods of rising interest rates, such as the last six months, the absolute price performance of the Fund may underperform its benchmark index.

--------------------------------------------------------------------------------

FACTORS THAT MADE POSITIVE CONTRIBUTIONS

     o Most mortgage-backed securities enjoyed strong returns during the first quarter of 2006, which enhanced performance given the Fund's nearly 60% market value allocation to a variety of mortgage assets.

     o The Fund benefited from holding fewer agency securities than the benchmark during the fourth quarter of 2005, as these securities diminished in price below the positive returns provided by their income. Unfortunately, carrying fewer agency debt securities did not benefit the portfolio enough to offset mortgage-backed securities' fourth quarter 2005 price declines.

     o During the first quarter of 2006, we added agency debt securities up to nearly 70% of the benchmark's weighting, as they appeared more attractive for purchase after their weaker returns late in 2005. These trades greatly buffered the effects from rising agency valuations during the first quarter, as we positioned the portfolio to much more closely aligned with the benchmark's exposure.

--------------------------------------------------------------------------------

FACTORS THAT DETRACTED
FROM RELATIVE RETURNS

     o The Fund experienced lower price returns on certain mortgage-backed and Agency debt issues purchased to enhance the portfolio's income returns. The income earned from these securities was largely off-set by their weaker price.

     o Valuations particularly declined on multi-family backed mortgage securities that have historically represented about one third of the Fund's holdings.



                                    [PHOTO]

                            RANDAL W. HARRISON, CFA

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Government Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Relatively high current income consistent with relative stability of principal and safety

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers Intermediate Government Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)

                                  [PIE CHART]

             U.S. GOVERNMENT AGENCY OBLIGATIONS              64.4%
             U.S. TREASURY NOTES                             14.2%
             U.S. TREASURY INFLATION PROTECTION BONDS         7.8%
             INVESTMENT COMPANIES                             6.6%
             COLLATERALIZED MORTGAGE OBLIGATIONS              4.2%
             MORTGAGE BONDS                                   1.7%
             ASSET BACKED SECURITIES                          1.1%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/06)
(% OF FUND'S NET ASSETS)

U.S. Treasury Note,                     FNMA 5.76%, 12/25/11              3.51%
 3.50%, 02/15/10                 6.86%  FNMA 4.62%, 07/01/33              3.36%
FNMA 4.25%, 07/15/07             6.67%  FNMA 5.06%, 12/01/34              3.14%
U.S. Treasury Inflation Protection      U.S. Treasury Inflation Protection
 Bonds 1.88%, 07/15/13           5.22%   Bonds 2.00%, 07/15/14            3.07%
FNMA 4.63%, 12/01/11             4.77%  FNMA 4.16%, 01/01/35              3.00%
U.S. Treasury Note,
 3.63%, 06/30/07                 3.90%

*A listing of all portfolio holdings can be found on page 32.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

                   ----------------------------------------------
                                                  LEHMAN BROTHERS
                                                    INTERMEDIATE
                                                     GOVERNMENT
                                     CLASS A           INDEX
                   ----------------------------------------------
                   3/31/96            9,625            10,000
                   ----------------------------------------------
                   9/30/96            9,798            10,240
                   ----------------------------------------------
                   3/31/97            9,947            10,475
                   ----------------------------------------------
                   9/30/97           10,441            11,042
                   ----------------------------------------------
                   3/31/98           10,830            11,457
                   ----------------------------------------------
                   9/30/98           11,461            12,214
                   ----------------------------------------------
                   3/31/99           11,465            12,210
                   ----------------------------------------------
                   9/30/99           11,470            12,309
                   ----------------------------------------------
                   3/31/00           11,611            12,505
                   ----------------------------------------------
                   9/30/00           12,140            13,074
                   ----------------------------------------------
                   3/31/01           12,967            14,000
                   ----------------------------------------------
                   9/30/01           13,650            14,757
                   ----------------------------------------------
                   3/31/02           13,542            14,697
                   ----------------------------------------------
                   9/30/02           14,637            16,001
                   ----------------------------------------------
                   3/31/03           14,958            16,306
                   ----------------------------------------------
                   9/30/03           15,095            16,560
                   ----------------------------------------------
                   3/31/04           15,380            16,891
                   ----------------------------------------------
                   9/30/04           15,282            16,875
                   ----------------------------------------------
                   3/31/05           15,197            16,797
                   ----------------------------------------------
                   9/30/05           15,452            17,095
                   ----------------------------------------------
                   3/31/06           15,428            17,145
                   ----------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Quality Fixed Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Current income and capital appreciation

--------------------------------------------------------------------------------

PERFORMANCE

Over the six-month period ended March 31, 2006, the Fund produced a return of -0.26% (Class A, net of fees). The unmanaged Lehman Brothers U.S. Aggregate Bond Index, our Fund's primary benchmark, returned -0.06% during this time. We avoid making bets on the direction of interest rates given that over the long term, rate anticipation (or guessing where rates will go) has proven to introduce unacceptable risk to relative returns. Therefore, during periods of rising interest rates such as the last six months the absolute price performance of the Fund may underperform in comparison to its benchmark index.

--------------------------------------------------------------------------------

FACTORS THAT MADE POSITIVE CONTRIBUTIONS TO RELATIVE RETURNS

     o The Fund's holdings in floating rate debt experienced good returns relative to short fixed rate debt. During periods of rising yields such as that experienced in short interest rates during the last six months, the prices of fixed rate debt will decline while floating rate securities, owing to their regular coupon rate adjustments, experience much less negative price pressure.

     o Our mortgage-backed and related structured product investments have been selected to feature less interest rate sensitivity (especially related to early payment of principal) than the generic mortgages featured in our benchmark index. The Fund's over-allocation to commercial and multi-family mortgages, as well as to residential "Hybrid ARMs" (mortgages that begin with a short period, typically 3-7 years, at a fixed interest rate, followed by a floating rate for the remaining life of the loan) proved to add value versus the more common residential fixed rate mortgages found in the index.

--------------------------------------------------------------------------------

FACTORS THAT DETRACTED FROM RELATIVE RETURNS

     o The first quarter of 2006 brought a strong recovery in lower quality, longer maturity corporate bond performance. Our ongoing underweight in this area of the market, which we have viewed as expensive even after accounting for impressive corporate profit growth, was a negative contributor during the most recent three months.

     o While short interest rates continued to move upward in the early part of 2006, long Treasury yields increased even more. The Fund holds more long Treasuries than its index, largely as a high quality substitute for expensive corporate debt. The degree of rising long rates given our positioning acted as a drag on our relative performance.


                                    [PHOTO]

                            JAMES A. NORUNGOLO, CFA

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Quality Fixed Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Current income and capital appreciation

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers U.S. Aggregate Bond Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)

                                  [PIE CHART]

             U.S. GOVERNMENT AGENCY OBLIGATIONS              32.2%
             CORPORATE BONDS                                 28.9%
             COLLATERALIZED MORTGAGE BACKED SECURITIES       15.3%
             U.S. TREASURY BONDS                             10.4%
             MUNICIPAL BONDS                                  4.5%
             COMMERICAL MORTGAGE BACKED SECURITIES            4.4%
             U.S. TREASURY INFLATION PROTECTION BONDS         3.6%
             ASSET BACKED SECURITIES                          0.6%
             INVESTMENT COMPANIES                             0.1%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/06)
(% OF FUND'S NET ASSETS)

U.S. Treasury Bond,                     FNMA 5.76%, 12/25/11              1.83%
 5.38%, 02/15/31                 5.24%  U.S. Treasury Inflation Protection
U.S. Treasury Note,                      Bonds 1.88%, 07/15/13            1.81%
 4.00%, 02/15/15                 2.46%  U.S. Treasury Inflation Protection
Countrywide Alternative Loan             Bonds 2.00%, 07/15/14            1.77%
 Trust, 5.00%, 07/25/19          2.43%  Merrill Lynch Mortgage Investors,
FNMA 4.63%, 12/01/11             2.31%   Inc. Series 2005-A1
U.S. Treasury Bond,                      4.59%, 12/25/34                  1.62%
 6.25%, 08/15/23                 2.11%  FNMA 5.50%, 06/01/23              1.51%

*A listing of all portfolio holdings can be found on page 34.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT SINCE INCEPTION

                                  [FLOW CHART]

                   ----------------------------------------------
                                                  LEHMAN BROTHERS
                                                   U.S. AGGREGATE
                                                        BOND
                                     CLASS A           INDEX
                   ----------------------------------------------
                   5/11/99            9,625            10,000
                   ----------------------------------------------
                   9/30/99            9,586            12,486
                   ----------------------------------------------
                   3/31/00            9,794            12,745
                   ----------------------------------------------
                   9/30/00           10,171            13,358
                   ----------------------------------------------
                   3/31/01           10,949            14,343
                   ----------------------------------------------
                   9/30/01           11,349            15,089
                   ----------------------------------------------
                   3/31/02           11,078            15,110
                   ----------------------------------------------
                   9/30/02           11,874            16,386
                   ----------------------------------------------
                   3/31/03           12,156            16,875
                   ----------------------------------------------
                   9/30/03           12,437            17,272
                   ----------------------------------------------
                   3/31/04           12,730            17,787
                   ----------------------------------------------
                   9/30/04           12,784            17,907
                   ----------------------------------------------
                   3/31/05           12,826            17,992
                   ----------------------------------------------
                   9/30/05           13,101            18,408
                   ----------------------------------------------
                   3/31/06           13,066            18,398
                   ----------------------------------------------

The graph reflects an initial investment of $10,000 since inception of 5/10/1999 and is based on Class A shares including the maximum sales charge of 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Tax-Free Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Providing the highest level of regular income exempt from federal income tax consistent with stated quality and maturity standards

--------------------------------------------------------------------------------

PERFORMANCE

For the six month period ending March 31, 2006, the Fund had a total return of 0.09% (Class A, net of fees) compared to the Lehman Municipal Quality Intermediate 3-15 Year Municipal Index of 0.64%, and the Lehman Municipal Bond Index of 0.98% the Fund's primary and secondary benchmarks.

--------------------------------------------------------------------------------

FACTORS THAT MADE POSITIVE CONTRIBUTIONS TO RELATIVE RETURNS

     o During the first quarter of 2006, we purchased bonds rated below A-rated credit quality, which performed strongly. These higher yielding bonds are all of investment grade quality.

     o During the six-month period ended March 31, 2006, we began a process of replacing lower-yielding callable bonds with higher-yielding non-callable bonds in order to boost the income yield of the Fund. As more non-callable bonds meeting our credit criteria become available, we will continue to replace callable securities with non-callable bonds.

--------------------------------------------------------------------------------

FACTORS THAT DETRACTED FROM RELATIVE RETURNS

     o The Fund had its highest concentration of holdings in the 6- to 12-year maturity range, which had total returns lower than bonds in other maturity ranges.

     o Bonds rated below A have had stronger returns in recent quarters than those of higher rated securities. Although the Fund intends to continue to invest only in bonds that are rated or we deem to be rated investment grade, we do intend to improve the Fund's yield performance by purchasing more securities with ratings below A, up to the limits described in the Fund's prospectus.

                                    [PHOTO]

                            RAYE C. KANZENBACH, CFA

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Tax-Free Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Providing the highest level of regular income exempt from federal income tax consistent with stated quality and maturity standards

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers Municipal Quality Intermediate 3-15 Year Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)

                                  [PIE CHART]

             MUNICIPAL BONDS                                 96.3%
             INVESTMENT COMPANIES                             3.7%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 3/31/06)
(% OF FUND'S NET ASSETS)

Cook County Township                    Weld County School
 High School District,                   District, 5.50%, 12/01/19        5.12%
 5.50%, 12/01/19                 5.34%  Massachusetts State Construction
Bridgeport, Series A,                    Loan, Series E, 5.38% 01/01/17   5.09%
 6.00%, 07/15/14                 5.17%  Seattle Municipal Light and
Massachusetts State Health &             Power, 5.63%, 12/01/16           5.04%
 Education Facilities Authority         New York City Transitional
 (Partners Healthcare), Series C,        Finance Future Tax, Series B,
 5.75%, 07/01/12                 5.15%   5.50%, 02/01/16                  4.00%
Chicago, Series B,                      Howell Public Schools,
 5.13%, 01/01/22                 5.15%   5.25% 05/01/15                   3.75%
Hartland School District
 Construction, 6.00%, 05/01/20   5.12%

*A listing of all portfolio holdings can be found on page 40.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

--------------------------------------------------------------------------------
                                                                LEHMAN BROTHERS
                                             LEHMAN-BROTHERS   MUNICIPAL QUALITY
                                                MUNICIPAL         INTERMEDIATE
                 CLASS A         CLASS S        BOND INDEX      3-15 YEAR INDEX
--------------------------------------------------------------------------------
3/31/96           9,526           10,000          10,000             10,000
--------------------------------------------------------------------------------
9/30/96           9,871           10,265          10,307             10,245
--------------------------------------------------------------------------------
3/31/97          10,069           10,483          10,545             10,501
--------------------------------------------------------------------------------
9/30/97          10,676           11,130          11,237             11,115
--------------------------------------------------------------------------------
3/31/98          11,035           11,518          11,675             11,503
--------------------------------------------------------------------------------
9/30/98          11,473           11,991          12,216             12,009
--------------------------------------------------------------------------------
3/31/99          11,572           12,109          12,398             12,202
--------------------------------------------------------------------------------
9/30/99          11,238           11,774          12,131             12,062
--------------------------------------------------------------------------------
3/31/00          11,405           11,963          12,389             12,303
--------------------------------------------------------------------------------
9/30/00          11,786           12,378          12,880             12,769
--------------------------------------------------------------------------------
3/31/01          12,512           13,157          13,742             13,550
--------------------------------------------------------------------------------
9/30/01          12,849           13,529          14,219             14,028
--------------------------------------------------------------------------------
3/31/02          12,801           13,495          14,265             14,073
--------------------------------------------------------------------------------
9/30/02          13,928           14,701          15,490             15,264
--------------------------------------------------------------------------------
3/31/03          14,010           14,807          15,676             15,474
--------------------------------------------------------------------------------
9/30/03          14,449           15,289          16,093             15,920
--------------------------------------------------------------------------------
3/31/04          14,734           15,611          16,595             16,300
--------------------------------------------------------------------------------
9/30/04          14,772           15,670          16,833             16,527
--------------------------------------------------------------------------------
3/31/05          14,695           15,625          17,037             16,549
--------------------------------------------------------------------------------
9/30/05          14,959           15,908          17,515             16,936
--------------------------------------------------------------------------------
3/31/06          14,973           15,942          17,686             17,045
--------------------------------------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 3.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. The Fund has recently added the Lehman Brothers Municipal Quality Intermediate 3-15 Year Index as its primary benchmark because Fund management has determined that this benchmark more closely reflects the universe of securities in which the Fund invests.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

                                                  TAMARACK         TAMARACK         TAMARACK
                                                 GOVERNMENT      QUALITY FIXED      TAX-FREE
                                                 INCOME FUND      INCOME FUND      INCOME FUND
                                                 -----------     -------------     -----------
ASSETS:
Investments, at market value (cost
  $5,491,883; $68,676,661 and
  $20,472,817, respectively)                     $ 5,357,687       $66,977,799     $21,210,359
Investment of Cash Collateral for Securities
  on Loan, at market value (cost
  $674,016; $9,753,015 and $-,
  respectively)                                      674,016         9,753,015               -
                                                 -----------       -----------     -----------
Total Investments                                  6,031,703        76,730,814      21,210,359
Interest and dividends receivable                     33,100           620,117         243,903
Cash                                                       -             2,796               -
Receivable for capital shares issued                      43               492          34,099
Receivable for investments sold                            -             7,334               -
Receivable from advisor                               17,091             9,481           8,880
Prepaid expenses                                      30,531            42,553          38,124
                                                 -----------       -----------     -----------
  Total Assets                                     6,112,468        77,413,587      21,535,365
                                                 -----------       -----------     -----------

LIABILITIES:
Distributions payable                                 19,171           272,320          68,998
Payable for capital shares redeemed                    3,881            59,216           2,302
Payable for investments purchased                    339,711           640,698         212,138
Payable upon return of securities on loan            674,016         9,753,015               -
Accrued expenses and other payables:
  Administration fees                                    436             5,740           1,834
  Distribution fees                                      683               222              19
  Other                                               28,456            60,992          21,146
                                                 -----------       -----------     -----------
   Total Liabilities                               1,066,354        10,792,203         306,437
                                                 -----------       -----------     -----------
   Net Assets                                    $ 5,046,114       $66,621,384     $21,228,928
                                                 ===========       ===========     ===========

NET ASSETS CONSIST OF:
Capital                                          $ 5,589,501       $71,222,061     $20,221,567
Undistributed net investment income (loss)           (49,029)         (199,057)             10
Accumulated net realized gains (losses)
 from investment transactions                       (360,162)       (2,702,758)        269,809
Net unrealized appreciation (depreciation)
 on investments                                     (134,196)       (1,698,862)        737,542
                                                 -----------       -----------     -----------
   Net Assets                                    $ 5,046,114       $66,621,384     $21,228,928
                                                 ===========       ===========     ===========

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

                                        TAMARACK          TAMARACK         TAMARACK
                                       GOVERNMENT      QUALITY FIXED       TAX-FREE
                                      INCOME FUND       INCOME FUND       INCOME FUND
                                      -----------      -------------      -----------
NET ASSETS:
Class A                               $3,138,313        $ 1,013,197       $    69,613
Class I                                1,741,487          1,255,388                 -
Class C                                    3,277              3,367             3,331
Class R                                    8,275              6,948             3,360
Class S                                  154,762         64,342,484        21,152,624
                                      ----------        -----------       -----------
  Total                               $5,046,114        $66,621,384       $21,228,928
                                      ==========        ===========       ===========

SHARES OUTSTANDING:
Class A                                  315,845            108,017             8,017
Class I                                  175,344            133,776                 -
Class C                                      330                359               384
Class R                                      832                741               387
Class S                                   15,589          6,859,061         2,435,938
                                      ----------        -----------       -----------
  Total                                  507,940          7,101,954         2,444,726
                                      ==========        ===========       ===========

NET ASSET VALUES:
Class A (a)                           $     9.94          $    9.38         $    8.68
                                      ==========        ===========       ===========
Class I                               $     9.93          $    9.38                  -
                                      ==========        ===========       ===========
Class C (b)                           $     9.94          $    9.38         $    8.68
                                      ==========        ===========       ===========
Class R                               $     9.95          $    9.38         $    8.68
                                      ==========        ===========       ===========
Class S                               $     9.93          $    9.38         $    8.68
                                      ==========        ===========       ===========

MAXIMUM OFFERING PRICE PER SHARE:
Class A                               $    10.33          $    9.75         $    9.02
                                      ==========        ===========       ===========
Maximum Sales Charge - Class A             3.75%              3.75%             3.75%
                                      ==========        ===========       ===========

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations

--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

                                                     TAMARACK         TAMARACK         TAMARACK
                                                    GOVERNMENT      QUALITY FIXED      TAX-FREE
                                                   INCOME FUND       INCOME FUND      INCOME FUND
                                                   -----------      -------------     -----------
INVESTMENT INCOME:
  Interest income                                   $    79,155      $ 1,786,814      $   525,607
  Dividend income                                         3,038           27,908           10,615
  Securities lending income (a)                             668           21,597                -
                                                    -----------      -----------      -----------
   Total Investment Income                               82,861        1,836,319          536,222
                                                    -----------      -----------      -----------

EXPENSES:
  Investment advisory fees                                8,652          216,964           98,255
  Administration Fees                                     2,884           36,160           11,559
  Distribution fees - Class A                             8,948            2,604              359
  Distribution fees - Class C                                16               16               16
  Distribution fees - Class R                                21               18                9
  Accounting fees                                         6,691           44,907           11,402
  Custodian fees                                            480            1,417              149
  Insurance fees                                          6,249           50,229           15,254
  Legal and Audit fees                                   10,778           15,045           11,392
  Registration and filing fees                           27,344           27,837           21,568
  Shareholder reports                                     2,526           13,997            2,789
  Transfer agent fees                                    33,428           80,173           27,685
  Trustees' fees                                         12,865           12,865           12,865
  Other fees                                              2,134            3,095            2,325
                                                    -----------      -----------      -----------
  Total expenses before fee reductions                  123,016          505,327          215,627
Expenses reduced by:
  Advisor                                               (96,477)        (256,795)        (110,454)
  Distributor                                            (4,474)          (1,249)            (179)
                                                    -----------      -----------      -----------
  Net Expenses                                           22,065          247,283          104,994
                                                    -----------      -----------      -----------

NET INVESTMENT INCOME                                    60,796        1,589,036          431,228
                                                    -----------      -----------      -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
Net realized gains (losses) from investment
 transactions                                           (16,175)        (169,686)         293,379
Net change in unrealized appreciation
 (depreciation) on investments                          (52,808)      (1,496,908)        (683,991)
                                                    -----------      -----------      -----------
Net realized/unrealized losses from investments         (68,983)      (1,666,594)        (390,612)
                                                    -----------      -----------      -----------
Change in net assets resulting from operations      $    (8,187)     $   (77,558)     $    40,616
                                                    -----------      -----------      -----------

(a) For more information on Securities Lending, please see Note 2 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK GOVERNMENT INCOME FUND

                                                                FOR THE              FOR THE
                                                            SIX MONTHS ENDED         YEAR ENDED
                                                             MARCH 31, 2006      SEPTEMBER 30, 2005
                                                            ----------------     ------------------
                                                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                       $     60,796          $    323,840
  Net realized losses from investment transactions                 (16,175)             (190,233)
  Net change in unrealized appreciation (depreciation) on
   investments                                                     (52,808)               35,069
                                                              ------------          ------------
Change in net assets from operations                                (8,187)              168,676
                                                              ------------          ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                       (65,895)             (171,177)
  From net realized gains from investment transactions                   -               (54,709)
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                       (40,024)             (258,641)
  From net realized gains from investment transactions                   -               (91,409)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                           (48)                  (77)
  From net realized gains from investment transactions                   -                   (29)
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                          (144)                 (732)
  From net realized gains from investment transactions                   -                  (238)
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                        (2,816)                 (484)
  From net realized gains from investment transactions                   -                  (156)
                                                              ------------          ------------
Change in net assets from shareholder distributions               (108,927)             (577,652)
                                                              ------------          ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                      574,184             2,004,117
  Dividends reinvested                                             104,154               505,568
  Cost of shares redeemed                                       (2,451,362)          (15,017,638)
                                                              ------------          ------------
Change in net assets from capital transactions                  (1,773,024)          (12,507,953)
                                                              ------------          ------------
Net decrease in net assets                                      (1,890,138)          (12,916,929)
NET ASSETS:
Beginning of period                                              6,936,252            19,853,181
                                                              ------------          ------------
End of period                                                 $  5,046,114          $  6,936,252
                                                              ============          ============
Undistributed net investment loss                             $    (49,029)         $       (898)
                                                              ============          ============
SHARE TRANSACTIONS:
  Issued                                                            56,937               195,123
  Reinvested                                                        10,354                49,167
  Redeemed                                                        (243,708)           (1,461,251)
                                                              ------------          ------------
Change in shares from capital transactions                        (176,417)           (1,216,961)
                                                              ============          ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK QUALITY FIXED INCOME FUND

                                                                                        FOR THE
                                                                 FOR THE              YEAR ENDED
                                                             SIX MONTHS ENDED        SEPTEMBER 30,
                                                              MARCH 31, 2006             2005
                                                             ----------------        -------------
                                                                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                        $   1,589,036         $   3,807,695
  Net realized gains (losses) from investment transactions          (169,686)            1,978,342
  Net change in unrealized appreciation (depreciation) on
   investments                                                    (1,496,908)           (3,295,161)
                                                               -------------         -------------
Change in net assets from operations                                 (77,558)            2,490,876
                                                               -------------         -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                         (23,509)              (49,574)
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                         (38,800)             (329,331)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                             (61)                 (116)
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                            (147)                 (794)
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                      (1,593,109)           (3,504,773)
                                                               -------------         -------------
Change in net assets from shareholder distributions               (1,655,626)           (3,884,588)
                                                               -------------         -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                        644,661             3,565,535
  Dividends reinvested                                             1,412,519             3,360,574
  Cost of shares redeemed                                        (10,660,222)          (38,123,243)
                                                               -------------         -------------
Change in net assets from capital transactions                    (8,603,042)          (31,197,134)
                                                               -------------         -------------
Net decrease in net assets                                       (10,336,226)          (32,590,846)
NET ASSETS:
Beginning of period                                               76,957,610           109,548,456
                                                               -------------         -------------
End of period                                                  $  66,621,384         $  76,957,610
                                                               =============         =============
Undistributed net investment loss                              $    (199,057)        $    (132,467)
                                                               =============         =============
SHARE TRANSACTIONS:
  Issued                                                              67,638               367,099
  Reinvested                                                         148,115               345,433
  Redeemed                                                        (1,120,789)           (3,916,622)
                                                               -------------         -------------
Change in shares from capital transactions                          (905,036)           (3,204,090)
                                                               =============         =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK TAX-FREE INCOME FUND

                                                                 FOR THE              FOR THE
                                                            SIX MONTHS ENDED         YEAR ENDED
                                                             MARCH 31, 2006      SEPTEMBER 30, 2005
                                                            ----------------     ------------------
                                                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                       $    431,228          $    911,294
  Net realized gains from investment transactions                  293,379               122,962
  Net change in unrealized appreciation (depreciation) on
   investments                                                    (683,991)             (644,000)
                                                              ------------          ------------
Change in net assets from operations                                40,616               390,256
                                                              ------------          ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                        (2,493)               (5,674)
  From net realized gains from investment transactions              (1,009)               (4,100)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                           (46)                  (86)
  From net realized gains from investment transactions                 (21)                  (85)
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                           (54)                 (102)
  From net realized gains from investment transactions                 (21)                  (86)
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                      (428,649)             (905,432)
  From net realized gains from investment transactions            (145,481)             (676,987)
                                                              ------------          ------------
Change in net assets from shareholder distributions               (577,774)           (1,592,552)
                                                              ------------          ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                      452,051               710,004
  Dividends reinvested                                             404,700             1,102,471
  Cost of shares redeemed                                       (3,192,392)           (4,009,712)
                                                              ------------          ------------
Change in net assets from capital transactions                  (2,335,641)           (2,197,237)
                                                              ------------          ------------
Net decrease in net assets                                      (2,872,799)           (3,399,533)
NET ASSETS:
Beginning of period                                             24,101,727            27,501,260
                                                              ------------          ------------
End of period                                                 $ 21,228,928          $ 24,101,727
                                                              ============          ============
Undistributed net investment income                           $         10          $         24
                                                              ============          ============
SHARE TRANSACTIONS:
  Issued                                                            51,384                78,648
  Reinvested                                                        46,009               121,571
  Redeemed                                                        (363,331)             (442,707)
                                                              ------------          ------------
Change in shares from capital transactions                        (265,938)             (242,488)
                                                              ============          ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Government Income Fund

                                                                      INVESTMENT ACTIVITIES
                                                              ---------------------------------------
                                                                           NET REALIZED
                                                                               AND
                                                 NET ASSET                  UNREALIZED
                                                  VALUE,          NET         GAINS        TOTAL FROM
                                               BEGINNING OF   INVESTMENT   (LOSSES) ON     INVESTMENT
                                                  PERIOD        INCOME     INVESTMENTS     ACTIVITIES
                                               ------------   ----------   ------------    ----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)      $ 10.14         0.08          (0.10)        (0.02)
Year Ended September 30, 2005                      10.44         0.24          (0.13)         0.11
Period Ended September 30, 2004 (d)                10.33         0.10           0.09          0.19
Year Ended April 30, 2004                          10.80         0.23          (0.24)        (0.01)
Year Ended April 30, 2003                          10.26         0.38           0.54          0.92
Year Ended April 30, 2002                          10.14         0.51           0.12          0.63
Year Ended April 30, 2001                           9.66         0.56           0.48          1.04
CLASS I
Six Months Ended March 31, 2006 (Unaudited)      $ 10.13         0.10          (0.10)            -
Year Ended September 30, 2005                      10.44         0.15          (0.02)         0.13
Period Ended September 30, 2004 (d)                10.33         0.11           0.09          0.20
Year Ended April 30, 2004                          10.80         0.26          (0.24)         0.02
Year Ended April 30, 2003                          10.26         0.40           0.54          0.94
Year Ended April 30, 2002                          10.14         0.53           0.12          0.65
Year Ended April 30, 2001                           9.66         0.58           0.48          1.06
CLASS C
Six Months Ended March 31, 2006 (Unaudited)      $ 10.14         0.07          (0.12)        (0.05)
Year Ended September 30, 2005                      10.44         0.17          (0.14)         0.03
Period Ended September 30, 2004 (d)                10.33         0.07           0.09          0.16
Period Ended April 30, 2004 (e)                    10.43           -           (0.10)        (0.10)
CLASS R
Six Months Ended March 31, 2006 (Unaudited)      $ 10.15         0.09          (0.12)        (0.03)
Year Ended September 30, 2005                      10.45         0.15          (0.08)         0.07
Period Ended September 30, 2004 (d)                10.33         0.07           0.12          0.19
Period Ended April 30, 2004 (e)                    10.43         0.01          (0.10)        (0.09)
CLASS S
Six Months Ended March 31, 2006 (Unaudited)      $ 10.13         0.13          (0.13)            -
Year Ended September 30, 2005                      10.43         0.27          (0.14)         0.13
Period Ended September 30, 2004 (d)                10.32         0.11           0.09          0.20
Period Ended April 30, 2004 (e)                    10.42         0.01          (0.10)        (0.09)

                                                                                                                     RATIOS/SUPPLE
                                                                                                                        EMENTAL
                                                           DISTRIBUTIONS                                                 DATA
                                               -------------------------------------                                 -------------
                                                                                       NET ASSET                      NET ASSETS,
                                                   NET         NET                       VALUE,                          END OF
                                               INVESTMENT   REALIZED       TOTAL         END OF          TOTAL           PERIOD
                                                 INCOME       GAINS    DISTRIBUTIONS     PERIOD         RETURN*         (000'S)
                                               ----------   --------   -------------   ---------      -----------    -------------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)      (0.18)           -       (0.18)          $ 9.94        (0.16%)(a)      $ 3,138
Year Ended September 30, 2005                    (0.32)       (0.09)      (0.41)           10.14         1.12%            4,557
Period Ended September 30, 2004 (d)              (0.08)           -       (0.08)           10.44         1.87%(a)         6,308
Year Ended April 30, 2004                        (0.23)       (0.23)      (0.46)           10.33        (0.05%)           6,063
Year Ended April 30, 2003                        (0.38)           -       (0.38)           10.80         9.07%            6,233
Year Ended April 30, 2002                        (0.51)           -       (0.51)           10.26         6.28%            5,113
Year Ended April 30, 2001                        (0.56)           -       (0.56)           10.14        11.01%            5,139
CLASS I
Six Months Ended March 31, 2006 (Unaudited)      (0.20)           -       (0.20)          $ 9.93        (0.03%)(a)      $ 1,741
Year Ended September 30, 2005                    (0.35)       (0.09)      (0.44)           10.13         1.32%            2,351
Period Ended September 30, 2004 (d)              (0.09)           -       (0.09)           10.44         1.97%(a)        13,512
Year Ended April 30, 2004                        (0.26)       (0.23)      (0.49)           10.33         0.20%           18,321
Year Ended April 30, 2003                        (0.40)           -       (0.40)           10.80         9.34%           24,375
Year Ended April 30, 2002                        (0.53)           -       (0.53)           10.26         6.55%           24,308
Year Ended April 30, 2001                        (0.58)           -       (0.58)           10.14        11.29%           33,859
CLASS C
Six Months Ended March 31, 2006 (Unaudited)      (0.15)           -       (0.15)          $ 9.94        (0.54%)(a)      $     3
Year Ended September 30, 2005                    (0.24)       (0.09)      (0.33)           10.14         0.30%                3
Period Ended September 30, 2004 (d)              (0.05)           -       (0.05)           10.44         1.56%(a)             3
Period Ended April 30, 2004 (e)                      -            -           -            10.33        (0.92%)(a)            3
CLASS R
Six Months Ended March 31, 2006 (Unaudited)      (0.17)           -       (0.17)          $ 9.95        (0.28%)(a)      $     8
Year Ended September 30, 2005                    (0.28)       (0.09)      (0.37)           10.15         0.74%                9
Period Ended September 30, 2004 (d)              (0.07)           -       (0.07)           10.45         1.85%(a)            26
Period Ended April 30, 2004 (e)                  (0.01)           -       (0.01)           10.33        (0.90%)(a)            3
CLASS S
Six Months Ended March 31, 2006 (Unaudited)      (0.20)           -       (0.20)          $ 9.93        (0.03%)(a)      $   155
Year Ended September 30, 2005                    (0.34)       (0.09)      (0.43)           10.13         1.30%               16
Period Ended September 30, 2004 (d)              (0.09)           -       (0.09)           10.43         1.97%(a)             3
Period Ended April 30, 2004 (e)                  (0.01)           -       (0.01)           10.32        (0.89%)(a)            3


                                                               RATIOS/SUPPLEMENTAL DATA
                                                ---------------------------------------------------------
                                                                RATIO OF NET
                                                  RATIO OF       INVESTMENT      RATIO OF
                                                EXPENSES TO        INCOME       EXPENSES TO
                                                  AVERAGE        TO AVERAGE       AVERAGE      PORTFOLIO
                                                 NET ASSETS      NET ASSETS    NET ASSETS**   TURNOVER***
                                                -----------     ------------   ------------   -----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)        0.86%(b)        2.02%(b)        4.45%(b)       44%
Year Ended September 30, 2005                      1.10%           2.41%           2.65%         103%
Period Ended September 30, 2004 (d)                1.10%(b)        2.27%(b)        2.02%(b)       13%
Year Ended April 30, 2004                          1.22%           2.16%           1.50%          77%
Year Ended April 30, 2003                          1.08%           3.55%           1.33%          67%
Year Ended April 30, 2002                          1.04%           4.93%           1.29%          35%
Year Ended April 30, 2001                          0.93%           5.61%           1.18%         103%
CLASS I
Six Months Ended March 31, 2006 (Unaudited)        0.61%(b)        2.24%(b)        3.96%(b)       44%
Year Ended September 30, 2005                      0.85%           2.58%           1.95%         103%
Period Ended September 30, 2004 (d)                0.85%(b)        2.52%(b)        1.46%(b)       13%
Year Ended April 30, 2004                          0.96%           2.42%           0.99%          77%
Year Ended April 30, 2003                          0.83%           3.82%                (c)       67%
Year Ended April 30, 2002                          0.79%           5.19%                (c)       35%
Year Ended April 30, 2001                          0.68%           5.87%                (c)      103%
CLASS C
Six Months Ended March 31, 2006 (Unaudited)        1.61%(b)        1.38%(b)        5.02%(b)       44%
Year Ended September 30, 2005                      1.85%           1.68%           3.21%         103%
Period Ended September 30, 2004 (d)                1.85%(b)        1.52%(b)        2.55%(b)       13%
Period Ended April 30, 2004 (e)                    2.02%(b)        1.23%(b)        2.25%(b)       77%
CLASS R
Six Months Ended March 31, 2006 (Unaudited)        1.09%(b)        1.94%(b)        4.45%(b)       44%
Year Ended September 30, 2005                      1.35%           2.19%           2.70%         103%
Period Ended September 30, 2004 (d)                1.35%(b)        1.68%(b)        2.46%(b)       13%
Period Ended April 30, 2004 (e)                    1.46%(b)        1.75%(b)        1.61%(b)       77%
CLASS S
Six Months Ended March 31, 2006 (Unaudited)        0.59%(b)        2.43%(b)        4.03%(b)       44%
Year Ended September 30, 2005                      0.85%           2.75%           2.39%         103%
Period Ended September 30, 2004 (d)                0.85%(b)        2.54%(b)        1.48%(b)       13%
Period Ended April 30, 2004 (e)                    1.01%(b)        2.17%(b)        1.23%(b)       77%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from May 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Quality Fixed Income Fund

                                                                   INVESTMENT ACTIVITIES
                                                          ---------------------------------------
                                                                        NET REALIZED
                                                                            AND
                                               NET ASSET                 UNREALIZED
                                                 VALUE,        NET         GAINS       TOTAL FROM
                                               BEGINNING   INVESTMENT   (LOSSES) ON    INVESTMENT
                                               OF PERIOD     INCOME     INVESTMENTS    ACTIVITIES
                                               ---------   ----------   -----------    ----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)      $ 9.61       0.20         (0.22)        (0.02)
Year Ended September 30, 2005                      9.77       0.39         (0.15)         0.24
Period Ended September 30, 2004 (d)                9.65       0.16          0.13          0.29
Year Ended April 30, 2004                         10.27       0.38         (0.25)         0.13
Year Ended April 30, 2003                          9.84       0.41          0.47          0.88
Year Ended April 30, 2002                         10.06       0.51         (0.15)         0.36
Year Ended April 30, 2001                          9.50       0.58          0.58          1.16
CLASS I
Six Months Ended March 31, 2006 (Unaudited)      $ 9.62       0.19         (0.21)        (0.02)
Year Ended September 30, 2005                      9.77       0.33         (0.06)         0.27
Period Ended September 30, 2004 (d)                9.65       0.17          0.13          0.30
Year Ended April 30, 2004                         10.27       0.37         (0.21)         0.16
Year Ended April 30, 2003                          9.84       0.42          0.48          0.90
Year Ended April 30, 2002                         10.06       0.54         (0.15)         0.39
Year Ended April 30, 2001                          9.50       0.60           0.58         1.18
CLASS C
Six Months Ended March 31, 2006 (Unaudited)      $ 9.61       0.17         (0.23)        (0.06)
Year Ended September 30, 2005                      9.77       0.32         (0.15)         0.17
Period Ended September 30, 2004 (d)                9.65       0.13          0.13          0.26
Period Ended April 30, 2004 (e)                    9.73       0.01         (0.08)        (0.07)
CLASS R
Six Months Ended March 31, 2006 (Unaudited)      $ 9.61       0.18         (0.22)        (0.04)
Year Ended September 30, 2005                      9.77       0.35         (0.13)         0.22
Period Ended September 30, 2004 (d)                9.65       0.16          0.12          0.28
Period Ended April 30, 2004 (e)                    9.73       0.01         (0.08)        (0.07)
CLASS S
Six Months Ended March 31, 2006 (Unaudited)      $ 9.61       0.21         (0.22)        (0.01)
Year Ended September 30, 2005                      9.77       0.41         (0.15)         0.26
Period Ended September 30, 2004 (d)                9.65       0.17          0.13          0.30
Period Ended April 30, 2004 (e)                    9.73       0.01         (0.08)        (0.07)

                                                                                                                     RATIOS/SUPPLE
                                                                                                                        EMENTAL
                                                           DISTRIBUTIONS                                                 DATA
                                              ---------------------------------------                                -------------
                                                                                       NET ASSET                      NET ASSETS,
                                                   NET         NET                       VALUE,                          END OF
                                               INVESTMENT   REALIZED       TOTAL         END OF          TOTAL           PERIOD
                                                 INCOME       GAINS    DISTRIBUTIONS     PERIOD         RETURN*         (000'S)
                                               ----------   --------   -------------   ---------      -----------    -------------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)      (0.21)           -       (0.21)         $ 9.38        (0.26%)(a)       $ 1,013
Year Ended September 30, 2005                    (0.40)           -       (0.40)           9.61         2.48%             1,188
Period Ended September 30, 2004 (d)              (0.17)           -       (0.17)           9.77         2.96%(a)          1,257
Year Ended April 30, 2004                        (0.41)       (0.34)      (0.75)           9.65         1.39%             1,128
Year Ended April 30, 2003                        (0.44)       (0.01)      (0.45)          10.27         9.09%               501
Year Ended April 30, 2002                        (0.52)       (0.06)      (0.58)           9.84         3.67%               493
Year Ended April 30, 2001                        (0.58)       (0.02)      (0.60)          10.06        12.46%               324
CLASS I
Six Months Ended March 31, 2006 (Unaudited)      (0.22)           -       (0.22)         $ 9.38        (0.24%)(a)       $ 1,255
Year Ended September 30, 2005                    (0.42)           -       (0.42)           9.62         2.84%             2,511
Period Ended September 30, 2004 (d)              (0.18)           -       (0.18)           9.77         3.18%(a)         18,990
Year Ended April 30, 2004                        (0.44)       (0.34)      (0.78)           9.65         1.54%            30,990
Year Ended April 30, 2003                        (0.46)       (0.01)      (0.47)          10.27         9.33%            47,658
Year Ended April 30, 2002                        (0.55)       (0.06)      (0.61)           9.84         3.93%            64,912
Year Ended April 30, 2001                        (0.60)       (0.02)      (0.62)          10.06        12.74%            77,808
CLASS C
Six Months Ended March 31, 2006 (Unaudited)      (0.17)           -       (0.17)         $ 9.38        (0.61%)(a)       $     3
Year Ended September 30, 2005                    (0.33)           -       (0.33)           9.61         1.79%                 3
Period Ended September 30, 2004 (d)              (0.14)           -       (0.14)           9.77         2.75%(a)              3
Period Ended April 30, 2004 (e)                  (0.01)           -       (0.01)           9.65        (0.72%)(a)             3
CLASS R
Six Months Ended March 31, 2006 (Unaudited)      (0.19)           -       (0.19)         $ 9.38        (0.39%)(a)       $     7
Year Ended September 30, 2005                    (0.38)           -       (0.38)           9.61         2.23%                 9
Period Ended September 30, 2004 (d)              (0.16)           -       (0.16)           9.77         2.96%(a)             20
Period Ended April 30, 2004 (e)                  (0.01)           -       (0.01)           9.65        (0.71%)(a)             3
CLASS S
Six Months Ended March 31, 2006 (Unaudited)      (0.22)           -       (0.22)         $ 9.38        (0.14%)(a)       $64,342
Year Ended September 30, 2005                    (0.42)           -       (0.42)           9.61         2.73%            73,246
Period Ended September 30, 2004 (d)              (0.18)           -       (0.18)           9.77         3.07%(a)         89,278
Period Ended April 30, 2004 (e)                  (0.01)           -       (0.01)           9.65        (0.58%)(a)        97,237

                                                               RATIOS/SUPPLEMENTAL DATA
                                                ---------------------------------------------------------
                                                                RATIO OF NET
                                                  RATIO OF       INVESTMENT      RATIO OF
                                                EXPENSES TO        INCOME       EXPENSES TO
                                                  AVERAGE        TO AVERAGE       AVERAGE      PORTFOLIO
                                                 NET ASSETS      NET ASSETS    NET ASSETS**   TURNOVER***
                                                -----------     ------------   ------------   -----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)        0.93%(b)        4.15%(b)        1.87%(b)       32%
Year Ended September 30, 2005                      0.93%           4.02%           1.82%         116%
Period Ended September 30, 2004 (d)                0.93%(b)        4.07%(b)        1.64%(b)       13%
Year Ended April 30, 2004                          1.42%           3.56%           1.68%          87%
Year Ended April 30, 2003                          1.31%           4.03%           1.56%          79%
Year Ended April 30, 2002                          1.22%           5.03%           1.47%          88%
Year Ended April 30, 2001                          1.16%           5.88%           1.41%         130%
CLASS I
Six Months Ended March 31, 2006 (Unaudited)        0.68%(b)        4.39%(b)        1.38%(b)       32%
Year Ended September 30, 2005                      0.68%           4.32%           1.28%         116%
Period Ended September 30, 2004 (d)                0.68%(b)        4.39%(b)        1.09%(b)       13%
Year Ended April 30, 2004                          1.18%           3.83%               (c)        87%
Year Ended April 30, 2003                          1.06%           4.30%               (c)        79%
Year Ended April 30, 2002                          0.97%           5.34%               (c)        88%
Year Ended April 30, 2001                          0.91%           6.10%               (c)       130%
CLASS C
Six Months Ended March 31, 2006 (Unaudited)        1.61%(b)        3.45%(b)        2.30%(b)       32%
Year Ended September 30, 2005                      1.62%           3.33%           2.24%         116%
Period Ended September 30, 2004 (d)                1.68%(b)        3.33%(b)        2.09%(b)       13%
Period Ended April 30, 2004 (e)                    1.69%(b)        3.03%(b)            (c)        87%
CLASS R
Six Months Ended March 31, 2006 (Unaudited)        1.19%(b)        3.91%(b)        1.96%(b)       32%
Year Ended September 30, 2005                      1.18%           3.77%           1.81%         116%
Period Ended September 30, 2004 (d)                1.16%(b)        2.92%(b)        1.73%(b)       13%
Period Ended April 30, 2004 (e)                    1.13%(b)        3.54%(b)            (c)        87%
CLASS S
Six Months Ended March 31, 2006 (Unaudited)        0.68%(b)        4.40%(b)        1.39%(b)       32%
Year Ended September 30, 2005                      0.68%           4.28%           1.31%         116%
Period Ended September 30, 2004 (d)                0.68%(b)        4.34%(b)        1.13%(b)       13%
Period Ended April 30, 2004 (e)                    0.68%(b)        4.37%(b)            (c)        87%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from May 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Tax-Free Income Fund

                                                                   INVESTMENT ACTIVITIES
                                                           --------------------------------------
                                                                        NET REALIZED
                                                                            AND
                                               NET ASSET                 UNREALIZED
                                                 VALUE,        NET         GAINS       TOTAL FROM
                                               BEGINNING   INVESTMENT   (LOSSES) ON    INVESTMENT
                                               OF PERIOD     INCOME     INVESTMENTS    ACTIVITIES
                                               ---------   ----------   ------------   ----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)      $ 8.89       0.15         (0.15)            -
Year Ended September 30, 2005                      9.31       0.30         (0.18)         0.12
Period Ended September 30, 2004 (d)                9.05       0.07          0.26          0.33
Period Ended June 30, 2004 (e)                     9.25       0.06         (0.20)        (0.14)
CLASS C
Six Months Ended March 31, 2006 (Unaudited)      $ 8.89       0.12         (0.15)        (0.03)
Year Ended September 30, 2005                      9.31       0.23         (0.18)         0.05
Period Ended September 30, 2004 (d)                9.05       0.06          0.26          0.32
Period Ended June 30, 2004 (e)                     9.25       0.05         (0.20)        (0.15)
CLASS R
Six Months Ended March 31, 2006 (Unaudited)      $ 8.89       0.14         (0.15)        (0.01)
Year Ended September 30, 2005                      9.31       0.27         (0.18)         0.09
Period Ended September 30, 2004 (d)                9.05       0.07          0.26          0.33
Period Ended June 30, 2004 (e)                     9.25       0.06         (0.20)        (0.14)
CLASS S
Six Months Ended March 31, 2006 (Unaudited)      $ 8.89       0.16         (0.15)         0.01
Year Ended September 30, 2005                      9.31       0.32         (0.18)         0.14
Period Ended September 30, 2004 (d)                9.05       0.08          0.26          0.34
Year Ended June 30, 2004 (f)                       9.57       0.32         (0.40)        (0.08)
Year Ended June 30, 2003                           9.14       0.35          0.44          0.79
Year Ended June 30, 2002                           8.96       0.36          0.18          0.54
Year Ended June 30, 2001                           8.62       0.37          0.38          0.75

                                                           DISTRIBUTIONS
                                               -------------------------------------
                                                                                       NET ASSET
                                                   NET         NET                       VALUE,
                                               INVESTMENT   REALIZED       TOTAL         END OF          TOTAL
                                                 INCOME       GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                               ----------   --------   -------------   ---------      -----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)      (0.15)      (0.06)       (0.21)        $ 8.68          0.09%(a)
Year Ended September 30, 2005                    (0.30)      (0.24)       (0.54)          8.89          1.27%
Period Ended September 30, 2004 (d)              (0.07)          -        (0.07)          9.31          3.71%(a)
Period Ended June 30, 2004 (e)                   (0.06)          -        (0.06)          9.05         (1.50%)(a)
CLASS C
Six Months Ended March 31, 2006 (Unaudited)      (0.12)      (0.06)       (0.18)        $ 8.68         (0.29%)(a)
Year Ended September 30, 2005                    (0.23)      (0.24)       (0.47)          8.89          0.54%
Period Ended September 30, 2004 (d)              (0.06)          -        (0.06)          9.31          3.53%(a)
Period Ended June 30, 2004 (e)                   (0.05)          -        (0.05)          9.05         (1.65%)(a)
CLASS R
Six Months Ended March 31, 2006 (Unaudited)      (0.14)      (0.06)       (0.20)        $ 8.68         (0.06%)(a)
Year Ended September 30, 2005                    (0.27)      (0.24)       (0.51)          8.89          1.01%
Period Ended September 30, 2004 (d)              (0.07)          -        (0.07)          9.31          3.66%(a)
Period Ended June 30, 2004 (e)                   (0.06)          -        (0.06)          9.05         (1.55%)(a)
CLASS S
Six Months Ended March 31, 2006 (Unaudited)      (0.16)      (0.06)       (0.22)        $ 8.68          0.21%(a)
Year Ended September 30, 2005                    (0.32)      (0.24)       (0.56)          8.89          1.52%
Period Ended September 30, 2004 (d)              (0.08)          -        (0.08)          9.31          3.78%(a)
Year Ended June 30, 2004 (f)                     (0.32)      (0.12)       (0.44)          9.05         (0.87%)
Year Ended June 30, 2003                         (0.35)      (0.01)       (0.36)          9.57          8.82%
Year Ended June 30, 2002                         (0.36)          -        (0.36)          9.14          6.12%
Year Ended June 30, 2001                         (0.37)      (0.04)       (0.41)          8.96          8.89%

                                                                       RATIOS/SUPPLEMENTAL DATA
                                              ---------------------------------------------------------------------------
                                                                                RATIO OF NET
                                                                  RATIO OF       INVESTMENT      RATIO OF
                                                NET ASSETS,     EXPENSES TO        INCOME       EXPENSES TO
                                               END OF PERIOD      AVERAGE        TO AVERAGE       AVERAGE      PORTFOLIO
                                                  (000'S)        NET ASSETS      NET ASSETS    NET ASSETS**   TURNOVER***
                                               -------------    -----------     ------------   ------------   -----------
CLASS A
Six Months Ended March 31, 2006 (Unaudited)      $    70           1.18%(b)        3.48%(b)        2.34%(b)        19%
Year Ended September 30, 2005                        171           1.24%           3.29%           2.31%            8%
Period Ended September 30, 2004 (d)                  166           1.23%(b)        3.20%(b)        1.82%(b)         2%
Period Ended June 30, 2004 (e)                        33           1.24%(b)        3.39%(b)        3.00%(b)        17%
CLASS C
Six Months Ended March 31, 2006 (Unaudited)      $     3           1.89%(b)        2.73%(b)        2.79%(b)        19%
Year Ended September 30, 2005                          3           1.96%           2.57%           2.67%            8%
Period Ended September 30, 2004 (d)                    3           1.99%(b)        2.54%(b)        2.45%(b)         2%
Period Ended June 30, 2004 (e)                         3           1.98%(b)        2.59%(b)        3.16%(b)        17%
CLASS R
Six Months Ended March 31, 2006 (Unaudited)      $     3           1.44%(b)        3.19%(b)        2.33%(b)        19%
Year Ended September 30, 2005                          3           1.52%           3.03%           2.23%            8%
Period Ended September 30, 2004 (d)                    3           1.49%(b)        3.03%(b)        1.96%(b)         2%
Period Ended June 30, 2004 (e)                         3           1.48%(b)        3.09%(b)        2.65%(b)        17%
CLASS S
Six Months Ended March 31, 2006 (Unaudited)      $21,153           0.91%(b)        3.73%(b)        1.86%(b)        19%
Year Ended September 30, 2005                     23,924           0.99%           3.54%           1.81%            8%
Period Ended September 30, 2004 (d)               27,329           0.99%(b)        3.48%(b)        1.43%(b)         2%
Year Ended June 30, 2004 (f)                      28,186           0.99%           3.47%           1.35%           17%
Year Ended June 30, 2003                          39,045           0.99%           3.73%           1.04%           15%
Year Ended June 30, 2002                          36,435           0.99%           3.96%                (c)        12%
Year Ended June 30, 2001                          34,856           1.00%           4.19%                (c)        27%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The existing class of shares was designated Class S shares as of April 19, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

March 31, 2006 (Unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This semi-annual report includes the following three investment portfolios ("Funds"):

- Tamarack Government Income Fund ("Government Income Fund")
- Tamarack Quality Fixed Income Fund ("Quality Fixed Income Fund")
- Tamarack Tax-Free Income Fund ("Tax-Free Income Fund")

The Government Income and Quality Fixed Income Funds offer five share classes:
Class A, Class C, Class R, Class I, and Class S shares. The Tax-Free Income Fund offers four share classes: Class A, Class C, Class R and Class S shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R shares (available to certain 401(k) and other employer-sponsored retirement plans) are not subject to either a front-end sales charge or a CDSC. Class I shares (intended for investors meeting certain investment minimum thresholds) and Class S shares (available through certain fee-based programs of broker-dealers or registered investment advisers) are not subject to either a front-end sales charge or a CDSC.

Voyageur Asset Management, Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:
Bonds and other fixed income securities are generally valued on the basis of market prices furnished by pricing services approved by Tamarack's Board of Trustees (the "Board"). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates market value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases where a security price is unavailable from a

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

pricing service, the Board has approved pricing and valuation procedures to determine a security's fair value. Investments in open-end investment companies are valued at net asset value.

INVESTMENT TRANSACTIONS AND INCOME:
Investment transactions are recorded one business day after trade date, except for on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount. Principal repayment of mortgage and asset-backed securities are included in the financial statements as interest income. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:
Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple Funds, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund's relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as sales and distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

FINANCIAL INSTRUMENTS:
The Funds may engage in when-issued transactions. A Fund would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on the trade date. Securities purchased on a when-issued basis begin earning interest on the settlement date.

DISTRIBUTIONS TO SHAREHOLDERS:
Each Fund pays out any income that it receives, less expenses, in the form of dividends to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g. expiring capital loss carryforward and foreign currency transactions), they are reclassified within a Fund's capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

SECURITIES LENDING:
The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to 100% of the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 331|M/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent (Wells Fargo Bank) a percentage of the lending income. Securities lending income is presented net of such payments to the lending agent in the financial statements. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Funds assume all risk of loss from a decline in the market value of the collateral investment and any resulting collateral deficiencies. In an effort to reduce these risks, Voyageur and Wells Fargo Bank will monitor the creditworthiness of the firms to which the Funds lend securities.

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of March 31, 2006.

                                    Value of          Value of
                               Securities Loaned     Collateral
                              -------------------   ------------
Government Income Fund            $  657,619         $  674,016
Quality Fixed Income Fund          9,523,734          9,753,015

See page 42, Notes to Schedules of Portfolio Investments for a detailed breakdown of the investments purchased with the collateral received.

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of the Funds, has entered into investment advisory agreements with Voyageur, under which Voyageur manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

                               Annual Rate
                              ------------
Government Income Fund             0.30%*
Quality Fixed Income Fund          0.60%
Tax-Free Income Fund               0.85%

*Voyageur has voluntarily agreed to waive the advisory fee of 0.30% for the Government Income Fund effective November 1, 2005.

Effective January 28, 2006, Voyageur has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Class S and Class I shares of Government Income Fund, Quality Fixed Income Fund and Tax-Free Income

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

Fund to 0.85%, 0.68% and 0.74%, respectively. Class A, C and R Shares vary from these limits only by the addition of class specific 12b-1 fees. These expense limitation agreements are in place until January 31, 2007. Voyageur may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice. The prior expense limitation agreement for Tax-Free Income Fund was superseded by a new expense limitation agreement effective on January 28, 2006. The expense ratio for the period ended March 31, 2006 for this Fund, as reflected in the Financial Highlights, is a blended rate based on the prior agreement and the expense limitation agreement currently in place as described above.

Voyageur serves as administrator to the Funds and BISYS Fund Services Ohio, Inc. ("BISYS") serves as sub-administrator. Services provided under the administrative services contract includes providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.10% of the Fund's average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

--------------------------------------------------------------------------------

4. FUND DISTRIBUTION

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") in which Tamarack Distributors Inc. (the "Distributor") acts as the Funds' distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class.


                                Class A         Class B         Class R
                                -------         -------         -------
12b-1 Plan Fee                   0.25%*          1.00%           0.50%

Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

*The maximum Plan fee rate for Class A shares is 0.50%. The Distributor is contractually waiving 0.25% of the total 0.50% Plan fee for Class A through January 31, 2007.

For the period ended March 31, 2006, the Distributor received commissions of $739 from front-end sales charges of Class A shares of the Funds, of which there were no commissions paid to affiliated broker-dealers. The Distributor received no CDSC from Class C shares of the Funds during the period ended March 31, 2006.

--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2006 were as follows:

                                Purchases                Sales             Purchases         Sales of
                            (Excl. U.S. Govt.)     (Excl. U.S. Govt.)     of U.S. Govt.     U.S. Govt.
                            ------------------     ------------------     -------------     ----------
Government Income Fund         $    50,686            $   939,089         $ 2,416,630      $ 3,221,281
Quality Fixed Income Fund       10,490,336             11,896,858          12,621,987       19,305,187
Tax-Free Income Fund             4,171,804              6,850,668                  --               --


--------------------------------------------------------------------------------

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

6. CAPITAL SHARE TRANSACTIONS

Tamarack is authorized to issue an unlimited number of shares of beneficial interest ("shares outstanding") without par value. Transactions in shares of the Funds are summarized below:

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK GOVERNMENT INCOME FUND


                                                         FOR THE             FOR THE
                                                    SIX MONTHS ENDED       YEAR ENDED
                                                        MARCH 31,         SEPTEMBER 30,
                                                          2006                2005
                                                    ----------------      -------------
                                                       (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                         $    418,239         $  1,681,558
  Dividends reinvested                                      64,939              214,010
  Cost of shares redeemed                               (1,828,956)          (3,477,217)
                                                      ------------         ------------
  Change in Class A                                   $ (1,345,778)        $ (1,581,649)
                                                      ------------         ------------
CLASS I
  Proceeds from shares issued                         $     14,436         $    305,611
  Dividends reinvested                                      36,755              289,938
  Cost of shares redeemed                                 (619,420)         (11,518,546)
                                                      ------------         ------------
  Change in Class I                                   $   (568,229)        $(10,922,997)
                                                      ------------         ------------
CLASS C
  Proceeds from shares issued                          $         -         $          -
  Dividends reinvested                                          46                   99
  Cost of shares redeemed                                        -                    -
                                                      ------------         ------------
  Change in Class C                                   $         46         $         99
                                                      ------------         ------------
CLASS R
  Proceeds from shares issued                         $        235         $      2,673
  Dividends reinvested                                         159                  929
  Cost of shares redeemed                                   (1,369)             (19,871)
                                                      ------------         ------------
  Change in Class R                                   $       (975)        $    (16,269)
                                                      ------------         ------------
CLASS S
  Proceeds from shares issued                         $    141,274         $     14,275
  Dividends reinvested                                       2,255                  592
  Cost of shares redeemed                                   (1,617)              (2,004)
                                                      ------------         ------------
  Change in Class S                                   $    141,912         $     12,863
                                                      ------------         ------------
Change in net assets from capital transactions        $ (1,773,024)        $(12,507,953)
                                                      ------------         ------------
SHARE TRANACTIONS:
CLASS A
  Issued                                                    41,535              163,647
  Reinvested                                                 6,453               20,815
  Redeemed                                                (181,675)            (338,935)
                                                      ------------         ------------
  Change in Class A                                       (133,687)            (154,473)
                                                      ------------         ------------
CLASS I
  Issued                                                     1,404               29,842
  Reinvested                                                 3,655               28,195
  Redeemed                                                 (61,735)          (1,120,168)
                                                      ------------         ------------
  Change in Class I                                        (56,676)          (1,062,131)
                                                      ------------         ------------
CLASS C
  Issued                                                         -                    -
  Reinvested                                                     5                    9
  Redeemed                                                       -                    -
                                                      ------------         ------------
  Change in Class C                                              5                    9
                                                      ------------         ------------
CLASS R
  Issued                                                        23                  260
  Reinvested                                                    16                   90
  Redeemed                                                    (136)              (1,950)
                                                      ------------         ------------
  Change in Class R                                            (97)              (1,600)
                                                      ------------         ------------
CLASS S
  Issued                                                    13,975                1,374
  Reinvested                                                   225                   58
  Redeemed                                                    (162)                (198)
                                                      ------------         ------------
  Change in Class S                                         14,038                1,234
                                                      ------------         ------------
Change in shares from capital transactions                (176,417)          (1,216,961)
                                                      ------------         ------------

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND

                                                         FOR THE             FOR THE
                                                    SIX MONTHS ENDED       YEAR ENDED
                                                        MARCH 31,         SEPTEMBER 30,
                                                          2006                2005
                                                    ----------------      -------------
                                                       (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                         $     96,231         $    390,049
  Dividends reinvested                                      21,065               43,775
  Cost of shares redeemed                                 (266,492)            (483,520)
                                                      ------------         ------------
  Change in Class A                                   $   (149,196)        $    (49,696)
                                                      ------------         ------------
CLASS I
  Proceeds from shares issued                         $        627         $    734,963
  Dividends reinvested                                      26,638              216,194
  Cost of shares redeemed                               (1,239,034)         (17,354,137)
                                                      ------------         ------------
  Change in Class I                                   $ (1,211,769)        $(16,402,980)
                                                      ------------         ------------
CLASS C
  Proceeds from shares issued                          $         -         $          -
  Dividends reinvested                                          60                  115
  Cost of shares redeemed                                        -                    -
                                                      ------------         ------------
  Change in Class C                                   $         60         $        115
                                                      ------------         ------------
CLASS R
  Proceeds from shares issued                         $        237         $      2,141
  Dividends reinvested                                         157                  786
  Cost of shares redeemed                                   (2,083)             (14,245)
                                                      ------------         ------------
  Change in Class R                                   $     (1,689)        $    (11,318)
                                                      ------------         ------------
CLASS S
  Proceeds from shares issued                         $    547,566         $  2,438,382
  Dividends reinvested                                   1,364,599            3,099,704
  Cost of shares redeemed                               (9,152,613)         (20,271,341)
                                                      ------------         ------------
  Change in Class S                                   $ (7,240,448)        $(14,733,255)
                                                      ------------         ------------
Change in net assets from capital transactions        $ (8,603,042)        $(31,197,134)
                                                      ============         ============
SHARE TRANACTIONS:
CLASS A
  Issued                                                    10,132               40,163
  Reinvested                                                 2,209                4,501
  Redeemed                                                 (27,914)             (49,667)
                                                      ------------         ------------
  Change in Class A                                        (15,573)              (5,003)
                                                      ------------         ------------
CLASS I
  Issued                                                        65               75,742
  Reinvested                                                 2,791               22,211
  Redeemed                                                (130,253)          (1,780,428)
                                                      ------------         ------------
  Change in Class I                                       (127,397)          (1,682,475)
                                                      ------------         ------------
CLASS C
  Issued                                                         -                    -
  Reinvested                                                     6                   12
  Redeemed                                                       -                    -
                                                      ------------         ------------
  Change in Class C                                              6                   12
                                                      ------------         ------------
CLASS R
  Issued                                                        26                  220
  Reinvested                                                    16                   81
  Redeemed                                                    (219)              (1,473)
                                                      ------------         ------------
  Change in Class R                                           (177)              (1,172)
                                                      ------------         ------------
CLASS S
  Issued                                                    57,415              250,974
  Reinvested                                               143,093              318,628
  Redeemed                                                (962,403)          (2,085,054)
                                                      ------------         ------------
  Change in Class S                                       (761,895)          (1,515,452)
                                                      ------------         ------------
Change in shares from capital transactions                (905,036)          (3,204,090)
                                                      ============         ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK TAX-FREE INCOME FUND


                                                        FOR THE             FOR THE
                                                   SIX MONTHS ENDED       YEAR ENDED
                                                       MARCH 31,         SEPTEMBER 30,
                                                         2006                2005
                                                   ----------------      -------------
                                                      (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                         $         -         $    22,725
  Dividends reinvested                                      1,647               3,345
  Cost of shares redeemed                                 (99,930)            (13,557)
                                                      -----------         -----------
  Change in Class A                                   $   (98,283)        $    12,513
                                                      -----------         -----------
CLASS C
  Proceeds from shares issued                         $         -         $         -
  Dividends reinvested                                         65                 170
  Cost of shares redeemed                                       -                   -
                                                      -----------         -----------
  Change in Class C                                   $        65         $       170
                                                      -----------         -----------
CLASS R
  Proceeds from shares issued                         $         -         $         -
  Dividends reinvested                                         74                 186
  Cost of shares redeemed                                       -                   -
                                                      -----------         -----------
  Change in Class R                                   $        74         $       186
                                                      -----------         -----------
CLASS S
  Proceeds from shares issued                         $   452,051         $   687,279
  Dividends reinvested                                    402,914           1,098,770
  Cost of shares redeemed                              (3,092,462)         (3,996,155)
                                                      -----------         -----------
  Change in Class S                                   $(2,237,497)        $(2,210,106)
                                                      -----------         -----------
Change in net assets from capital transactions        $(2,335,641)        $(2,197,237)
                                                      ===========         ===========
SHARE TRANACTIONS:
CLASS A
  Issued                                                        -               2,506
  Reinvested                                                  187                 369
  Redeemed                                                (11,377)             (1,491)
                                                      -----------         -----------
  Change in Class A                                       (11,190)              1,384
                                                      -----------         -----------
CLASS C
  Issued                                                        -                   -
  Reinvested                                                    8                  19
  Redeemed                                                      -                   -
                                                      -----------         -----------
  Change in Class C                                             8                  19
                                                      -----------         -----------
CLASS R
  Issued                                                        -                   -
  Reinvested                                                    8                  21
  Redeemed                                                      -                   -
                                                      -----------         -----------
  Change in Class R                                             8                  21
                                                      -----------         -----------
CLASS S
  Issued                                                   51,384              76,142
  Reinvested                                               45,806             121,162
  Redeemed                                               (351,954)           (441,216)
                                                      -----------         -----------
  Change in Class S                                      (254,764)           (243,912)
                                                      -----------         -----------
Change in shares from capital transactions               (265,938)           (242,488)
                                                      ===========         ===========

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

7. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund. Effective as of the taxable year ended September 30, 2004, each of the Funds changed its annual tax period to September 30th.

The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of those allowed to be recognized for federal income tax purposes. As of March 31, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                                                                                   Net Unrealized
                                  Tax Cost        Unrealized       Unrealized       Appreciation
                               of Securities     Appreciation     Depreciation     (Depreciation)
                               -------------     ------------     ------------     --------------
Government Income Fund          $ 5,495,375         $    230      $  (137,918)      $  (137,688)
Quality Fixed Income Fund        68,683,245          153,564       (1,859,010)       (1,705,446)
Tax-Free Income Fund             20,472,817          788,317          (50,775)          737,542

The tax character of distributions during the fiscal year ended September 30, 2005 was as follows:

                                 Distributions Paid From
                              ------------------------------
                                   Net                                                                  Total
                               Investment     Net Long-Term     Total Taxable       Tax Exempt      Distributions
                                 Income       Capital Gains     Distributions     Distributions         Paid
                               ----------     -------------     -------------     -------------     -------------
Government Income Fund        $  426,522       $ 146,541         $  573,063          $      -        $  573,063
Quality Fixed Income Fund      4,024,808               -          4,024,808                 -         4,024,808
Tax-Free Income Fund              42,680         681,258            723,938           874,458         1,598,396

As of September 30, 2005 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                            Undist.    Undist.                               Accum.                           Total
                 Undist.     Tax     Long-Term                             Capital and      Unrealized        Accum.
                Ordinary    Exempt    Capital     Accum.      Dist.           Other       Appreciation/     Earnings/
                 Income     Income     Gains     Earnings    Payable         Losses      (Depreciation)    (Deficits)
                --------   -------   ---------   --------    -------       -----------   --------------    ----------
Government
 Income Fund   $ 65,371    $    -    $      -    $ 65,371   $ (19,860)     $  (386,903)     $  (84,880)    $  (426,272)
Quality Fixed
 Income Fund    188,295         -           -     188,295    (275,031)      (2,418,341)       (362,417)     (2,867,494)
Tax-Free
 Income Fund          -    72,330     122,962     195,292     (72,306)               -       1,421,533       1,544,519

As of September 30, 2005, the following additional information is available regarding capital losses:


The following Funds had net capital loss carryforwards to offset future net capital gains, if any:

                               Capital Loss Carryforward     Expires
                               -------------------------     -------
Government Income Fund                          $ 84,332        2012
                                                   2,532        2013
Quality Fixed Income Fund                        484,754        2012

As of September 30, 2005, the following Fund had net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as a

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains will not be distributed to shareholders:

                                Capital Loss Carryforward     Expires
                                -------------------------     -------
Quality Fixed Income Fund                      $    1,604        2009
                                                  702,251        2010
                                                1,229,732        2011

As of September 30, 2005, the following Fund had deferred post-October capital losses to offset future net capital gains or net investment income, if any:

                            Deferred Post-October
                               Capital Losses
                           ----------------------

Government Income Fund                   $300,039

--------------------------------------------------------------------------------

8. MARKET TIMING

Tamarack strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by Voyageur. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds' prospectus contains a full description of Tamarack's policies on market timing and/or excessive trading. For purposes of the Financial Highlights, the impact of redemption fees paid to the Funds was less than $0.01 per share. During the period ended March 31, 2006 the redemption fees collected by each Fund were as follows:


                                        Amounts
                                        -------
Government Income Fund                     $982
Quality Fixed Income Fund                   104

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Government Income Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 1.78%
CALIFORNIA - 0.78%
    $   40,000      Rialto Redevelopment                          $     39,391
                    Agency Tax Allocation,                        ------------
                    Series C, 4.60%,
                    9/1/08, (XLCA Insured)

PENNSYLVANIA - 1.00%
        50,000      Pittsburgh Taxable                                  50,364
                    Pension, Series A,                            ------------
                    6.10%, 3/1/07

TOTAL MUNICIPAL BONDS                                                   89,755
(Cost $90,635)                                                    ------------

ASSET BACKED SECURITIES - 1.11%
BANKING & FINANCIAL SERVICES - 1.11%
        53,414      Countrywide Home                                    53,547
                    Equity Loan Trust, Series
                    2004-G, Class 2A,
                    4.97%, 12/15/29 (b)
         2,681      Residential Asset                                    2,680
                    Securities Corp., Series                      ------------
                    2004-KS11, Class AI1,
                    4.96%, 8/25/25 (b)

TOTAL ASSET BACKED SECURITIES                                           56,227
(Cost $55,998)                                                    ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.50%
BANKING & FINANCIAL SERVICES - 4.50%
       151,910      Bank of America                                    147,245
                    Mortgage Securities,
                    Series 2004-F, Class
                    2A7, 4.15%, 7/25/34
                    (b)
        82,580      Countrywide Alternative                             79,885
                    Loan Trust, Series                            ------------
                    2004-12CB, Class 1A1,
                    5.00%, 7/25/19

TOTAL COLLATERALIZED MORTGAGE                                          227,130
OBLIGATIONS                                                       ------------
(Cost $235,207)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 68.35%
FANNIE MAE - 48.11%
       340,000      4.25%, 7/15/07                                     336,339
       150,000      4.50%, 10/15/08                                    148,037
        17,923      4.37%, 9/25/10                                      17,363
        85,684      4.41%, 3/1/11 (b)                                   82,142
       246,119      4.63%, 12/1/11 (b)                                 240,717
       173,000      5.76%, 12/25/11                                    177,041
       119,000      4.89%, 4/1/12 (b)                                  116,803
        51,870      3.81%, 11/25/12 (b)                                 49,452


    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
    $   98,425      4.50%, 10/1/13                                $     94,934
        29,793      4.50%, 11/1/14                                      28,660
        38,491      4.98%, 11/25/32 (b)                                 37,753
       177,004      4.62%, 7/1/33 (b)                                  169,312
       123,360      4.18%, 9/1/33 (b)                                  121,374
        95,586      4.33%, 1/1/34 (b)                                   94,374
       126,536      4.26%, 3/1/34 (b)                                  123,224
       116,521      4.01%, 6/1/34 (b)                                  113,865
       161,280      5.06%, 12/1/34 (b)                                 158,473
       155,351      4.16%, 1/1/35 (b)                                  151,283
        65,000      5.41%, 5/25/35                                      61,653
        49,215      4.25%, 8/25/43                                      48,663
        57,000      4.61%, 8/25/43                                      56,277
                                                                  ------------
                                                                     2,427,739
                                                                  ------------

FEDERAL HOME LOAN BANK - 7.03%
       110,000      3.00%, 4/15/09                                     103,489
       110,000      3.88%, 1/15/10                                     105,249
       150,727      4.84%, 2/1/13 (b)                                  145,895
                                                                  ------------
                                                                       354,633
                                                                  ------------

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 1.37%
        70,000      5.40%, 3/25/44 (b)                                  69,236
                                                                  ------------

SMALL BUSINESS ADMINISTRATION - 11.84%
         4,983      4.95%, 5/25/13 (b)                                   4,960
       127,327      4.88%, 9/10/13                                     122,775
       105,552      4.64%, 2/10/15                                     100,813
           860      4.95%, 11/25/17 (b)                                    856
        58,773      4.86%, 1/1/25                                       56,361
       113,430      4.63%, 2/1/25                                      106,985
        40,208      4.84%, 5/1/25                                       38,464
           948      4.88%, 3/25/30 (b)                                     943
       121,659      4.90%, 5/25/30 (b)                                 121,153
        44,384      4.86%, 7/25/30 (b)                                  44,144
                                                                  ------------
                                                                       597,454
                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY                                         3,449,062
OBLIGATIONS
(Cost $3,548,906)

U.S. TREASURY INFLATION PROTECTION
BONDS - 8.29%
       251,000      1.88%, 7/15/13 (c)                                 263,158
       151,000      2.00%, 7/15/14 (c)                                 154,926
                                                                  ------------

TOTAL U.S. TREASURY INFLATION                                          418,084
PROTECTION BONDS
(Cost $428,825)

U.S. TREASURY NOTES - 15.08%
       200,000      3.63%, 6/30/07 (c)                                 196,984
       363,000      3.50%, 2/15/10 (c)                                 346,041

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Government Income Fund (cont.)

--------------------------------------------------------------------------------

    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
    $  130,000      4.13%, 5/15/15 (c)                            $    122,845
       100,000      4.25%, 8/15/15 (c)                                  95,262
                                                                  ------------

TOTAL U.S. TREASURY NOTES                                              761,132
(Cost $776,015)

INVESTMENT COMPANIES - 7.06%
       201,621      Wells Fargo 100%                                   201,621
                    Treasury Money Market
                    Fund
       154,676      Wells Fargo                                        154,676
                    Government                                    ------------
                    Institutional Money
                    Market Fund

TOTAL INVESTMENT COMPANIES                                             356,297
(Cost $356,297)                                                   ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON
LOAN - 13.36%
      $674,016      Various Securities (see                            674,016
                    Notes to Schedules of                         ------------
                    Portfolio Investments
                    for collateral
                    information)

TOTAL INVESTMENT OF CASH COLLATERAL                                    674,016
FOR SECURITIES ON LOAN                                            ------------
(Cost $674,016)

TOTAL INVESTMENTS                                                    6,031,703
(Cost $6,165,899) (a) - 119.53%                                   ------------

LIABILITIES IN EXCESS OF OTHER                                        (985,589)
ASSETS - (19.53)%                                                 ------------

NET ASSETS - 100.00%                                              $  5,046,114
                                                                  ============

(a) See Note 7 for tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2006. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of March 31, 2006.

Abbreviations used are defined below:
XLCA - XL Capital Insurance

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 4.54%
ARIZONA - 0.29%
    $  100,000      Tucson Certificate of                         $     95,692
                    Participation, 4.30%,
                    7/1/10, (MBIA Insured)
       105,000      Tucson Certificate of                              100,551
                    Participation, 4.55%,                         ------------
                    7/1/11, (MBIA Insured)
                                                                       196,243
                                                                  ------------

CALIFORNIA - 1.15%
       370,000      Alameda County                                     304,406
                    Pension Obligation,
                    Series B, 0.00%,
                    12/1/09, (MBIA Insured)
       355,000      Los Angeles Community                              339,266
                    Redevelopment Agency,
                    5.90%, 9/1/35, (Radian
                    Insured)
       135,000      San Diego Metro                                    128,781
                    Transportation                                ------------
                    Development Board,
                    3.86%, 12/1/09, (MBIA
                    Insured)
                                                                       772,453
                                                                  ------------

INDIANA - 0.31%
       210,000      State Bond Bank                                    203,885
                    Revenue, 5.26%,                               ------------
                    7/15/18, (FGIC Insured)

KENTUCKY - 0.53%
       350,000      State Higher Education                             350,000
                    Student Loan Corp.                            ------------
                    Revenue, Series A-2,
                    4.72%, 5/1/28,
                    (Guaranteed by Student
                    Loans) (b)

MICHIGAN - 0.46%
       315,000      Detroit Certificate of                             305,141
                    Participation, 4.23%,                         ------------
                    6/15/09, (XLCA Insured)

NEW JERSEY - 0.29%
       195,000      New Jersey Economic                                191,422
                    Development Authority                         ------------
                    Revenue, Series B,
                    5.18%, 11/1/15

SOUTH CAROLINA - 0.95%
       660,000      Medical University of                              636,405
                    South Carolina Hospital                       ------------
                    Authority Facilities
                    Revenue, 5.23%,
                    8/15/17, (MBIA Insured)

    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
TEXAS - 0.56%
    $  390,000      San Antonio                                   $    371,693
                    Convention Center                             ------------
                    Hotel Finance Corp.
                    Contract Revenue,
                    5.10%, 7/15/20,
                    (AMBAC Insured)

TOTAL MUNICIPAL BONDS                                                3,027,242
(Cost $3,129,218)                                                 ------------

ASSET BACKED SECURITIES - 0.59%
BANKING & FINANCIAL SERVICES - 0.59%
       129,719      Countrywide Home                                   130,044
                    Equity Loan Trust, Series
                    2004-G, Class 2A,
                    4.97%, 12/15/29 (b)
        10,939      New Century Home                                    10,892
                    Equity Loan Trust, Series
                    1997-NC5, Class A6,
                    6.70%, 10/25/28 (b)
       256,342      Vanderbilt Mortgage                                254,334
                    Finance, Series 2002-C,                       ------------
                    Class A2, 4.23%,
                    2/7/15

TOTAL ASSET BACKED SECURITIES                                          395,270
(Cost $396,764)                                                   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.38%
BANKING & FINANCIAL SERVICES - 15.38%
       641,949      Banc of America                                    643,067
                    Mortgage Securities,
                    Series 2006-A, Class
                    2A1, 5.45%,
                    2/25/36 (b)
       774,741      Bank of America                                    750,952
                    Mortgage Securities,
                    Series 2004-F, Class
                    2A7, 4.15%,
                    7/25/34 (b)
       613,692      Bear Sterns Adjustable                             601,236
                    Rate Mortgage Trust,
                    Series 2003-9, Class
                    3A2, 4.98%,
                    2/25/34 (b)
       101,760      Citigroup Mortgage                                  99,360
                    Loan Trust, Inc., Series
                    2005-3, Class 2A2A,
                    4.70%, 8/25/35
     1,672,248      Countrywide Alternative                          1,617,671
                    Loan Trust, Series
                    2004-12CB, Class 1A1,
                    5.00%, 7/25/19
       884,000      Countrywide Alternative                            849,394
                    Loan Trust, Series
                    2005-4, Class 1A5,
                    4.97%, 5/25/34 (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
    $  561,090      Countrywide Alternative                       $    554,702
                    Loan Trust, Series
                    2005-73CB, Class 1A1,
                    5.50%, 1/25/36
       390,000      Countrywide Alternative                            393,687
                    Loan Trust, Series
                    2006-9T1, Class A7,
                    6.00%, 5/25/36
       623,241      GSR Mortgage Loan                                  608,506
                    Trust, Series 2005-AR7,
                    Class 2A1, 4.56%,
                    11/25/35 (b)
       480,000      Homebanc Mortgage                                  479,775
                    Trust, Series 2006-1,
                    Class 3A2, 5.92%,
                    4/25/37 (b)
       293,418      JP Morgan Mortgage                                 283,253
                    Trust, Series 2004-A4,
                    Class 2A2, 4.63%,
                    9/25/34 (b)
     1,106,844      Merrill Lynch Mortgage                           1,082,250
                    Investors, Inc., Series
                    2005-A1, Class 2A1,
                    4.59%, 12/25/34 (b)
        15,286      Morgan Stanley                                      15,385
                    Mortgage Loan Trust,
                    Series 2004-2AR, Class
                    1A, 5.26%, 2/25/34 (b)
        85,607      Structured Asset                                    85,368
                    Securities Corp., Series
                    2002-11A, Class 2A1,
                    5.60%, 6/25/32
       507,824      Structured Asset                                   489,669
                    Securities Corp., Series
                    2003-30, Class 1A1,
                    5.50%, 10/25/33
       210,266      Vendee Mortgage Trust,                             220,967
                    Series 1992-1, Class 2Z,
                    7.75%, 5/15/22
       911,547      Washington Mutual,                                 858,995
                    Inc., Series 2003-S11,
                    Class 1A, 5.00%,
                    11/25/33
       615,000      Washington Mutual,                                 609,249
                    Inc., Series 2005-8,                          ------------
                    Class 1A8, 5.50%,
                    10/25/35

TOTAL COLLATERALIZED MORTGAGE                                       10,243,486
OBLIGATIONS                                                       ------------
(Cost $10,469,320)

    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED
SECURITIES - 4.42%
BANKING & FINANCIAL SERVICES - 4.42%
    $  444,542      ABN Amro Mortgage                             $    423,801
                    Corp., Series 2003-12,
                    Class 1A, 5.00%,
                    12/25/33
       395,724      GE Capital Commercial                              394,753
                    Mortgage Corp., Series
                    2002-1A, Class A1,
                    5.03%, 12/10/35
       899,688      JP Morgan Commercial                               919,589
                    Mortgage Finance
                    Corp., Series 1999-C7,
                    Class A2, 6.51%,
                    10/15/35
       500,000      LB-UBS Commercial                                  462,202
                    Mortgage Trust, Series
                    2004-C2, Class A4,
                    4.37%, 3/1/36
       786,450      Master Asset                                       745,940
                    Securitization Trust,                         ------------
                    Series 2003-12, Class
                    6A1, 5.00%, 12/25/33

TOTAL COMMERCIAL MORTGAGE BACKED                                     2,946,285
SECURITIES                                                        ------------
(Cost $3,017,521)

CORPORATE BONDS - 29.13%
AEROSPACE & DEFENSE - 0.78%
       150,000      DRS Technologies, Inc.,                            149,250
                    6.63%, 2/1/16
       308,000      McDonnell Douglas                                  372,451
                    Corp., 9.75%, 4/1/12                          ------------
                                                                       521,701
                                                                  ------------

AUTOMOTIVE - 0.26%
       173,000      DaimlerChrysler NA                                 173,658
                    Holdings, 5.21%,                              ------------
                    10/31/08 (b)

BANKING & FINANCIAL SERVICES - 4.16%
       500,000      AIG SunAmerica, Inc.,                              505,357
                    MTN, 5.75%, 2/16/09
       179,000      Frost National Bank,                               189,132
                    6.88%, 8/1/11
       300,000      Jefferies Group, Inc.,                             307,111
                    7.50%, 8/15/07
       236,000      JP Morgan Chase &                                  248,084
                    Co., 6.63%, 3/15/12
       319,000      NB Capital Trust III,                              307,116
                    5.15%, 1/15/27 (b)
       430,000      North Fork Bancorp.,                               426,933
                    5.00%, 8/15/12

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
    $  435,000      Rabobank Capital II,                          $    418,115
                    5.26%, 12/29/49 (d)
       374,000      Wachovia Capital Trust                             360,009
                    II, 5.10%, 1/15/27 (b)                        ------------
                                                                     2,761,857
                                                                  ------------

BEVERAGES - WINE/SPIRITS - 0.34%
       229,000      Diageo Finance, 5.50%,                             227,034
                    4/1/13                                        ------------

BUILDING & CONSTRUCTION - 2.17%
       324,000      Dycom Industries, Inc.,                            333,720
                    8.13%, 10/15/15
       360,000      KB Home, 5.75%,                                    329,109
                    2/1/14
       256,552      Lennar Corp., 5.68%,                               258,283
                    3/19/09 (b)
       225,000      Pulte Homes, Inc.,                                 243,064
                    7.88%, 8/1/11
       268,000      Texas Industries, Inc.,                            276,040
                    7.25%, 7/15/13                                ------------
                                                                     1,440,216
                                                                  ------------

CABLE - 1.34%
       300,000      Echostar DBS Corp.,                                297,000
               5.75%, 10/1/08
       293,000      Rogers Cable, Inc.,                                313,510
               7.88%, 5/1/12
       242,000      TCI Communications,                                285,177
               Inc., 9.80%, 2/1/12                                ------------
                                                                       895,687
                                                                  ------------

CHEMICAL - 1.88%
       315,000      Air Products &                                     319,694
                    Chemicals, MTN,
                    6.65%, 8/1/07
       341,000      Equistar Chemical LP,                              362,312
                    10.13%, 9/1/08 (c)
       300,000      MacDermid, Inc.,                                   316,500
                    9.13%, 7/15/11
       256,000      Valspar Corp., 6.00%,                              256,193
                    5/1/07                                        ------------
                                                                     1,254,699
                                                                  ------------

COMPUTER INDUSTRY - 0.20%
       138,000      Fiserv, Inc., 4.00%,                               133,278
                    4/15/08                                       ------------

CONSUMER GOODS & SERVICES - 1.24%
       337,000      Dollar General Corp.,                              362,275
                    8.63%, 6/15/10
       150,000      Russell Corp., 9.25%,                              155,625
                    5/1/10
       302,000      Staples Inc., 7.13%,                               308,271
                    8/15/07                                       ------------
                                                                       826,171
                                                                  ------------

    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
ELECTRONICS - 0.57%
    $  109,000      Ametek, Inc., 7.20%,                          $    112,158
                    7/15/08
       286,000      Thermo Electron Corp.,                             269,901
               5.00%, 6/1/15                                      ------------
                                                                       382,059
                                                                  ------------

ENERGY - 1.92%
       100,000      Atlas Pipeline Partners,                           104,250
                    8.13%, 12/15/15 (d)
       275,000      Chesapeake Energy                                  271,563
                    Corp., 6.50%, 8/15/17
       207,000      Forest Oil Corp.,                                  214,763
                    8.00%, 6/15/08
       171,000      Kinder Morgan Energy                               182,251
                    Partners LP, 7.13%,
                    3/15/12
       289,100      Pemex Finance Ltd.,                                310,206
                    9.69%, 8/15/09
       200,000      Piedmont Natural Gas                               198,643
                    Co., 6.00%, 12/19/33                          ------------
                                                                     1,281,676
                                                                  ------------

ENTERTAINMENT - 0.49%
       308,000      Royal Caribbean                                    329,358
                    Cruises, 8.00%,                               ------------
                    5/15/10

HEALTHCARE - 2.02%
        14,025      Aetna, Inc.,                                       355,113
                    8.50%, 8/31/41
       270,000      AmerisourceBergen                                  265,545
                    Corp., 5.63%,
                    9/15/12 (d)
       284,000      Evangelical Lutheran                               284,053
                    Good Samaritan, MTN,
                    5.33%, 11/24/06 (b)
       205,000      HCA, Inc., 5.50%,                                  199,726
                    12/1/09
       246,000      Hospira, Inc., 4.95%,                              241,889
                    6/15/09                                       ------------
                                                                     1,346,326
                                                                  ------------
HOTELS & MOTELS - 0.18%
       120,000      Starwood Hotels and                                122,100
                    Resorts, 7.38%, 5/1/07

LIFE & HEALTH INSURANCE - 2.73%
       300,000      Americo Life, Inc.,                                302,389
                    7.88%, 5/1/13 (d)
       375,000      ING Capital Funding                                416,630
                    Trust III, 8.44%,
                    12/31/49
       586,000      John Hancock Global                                582,359
                    Funding II, 5.00%,
                    7/27/07 (d)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
    $  255,000      NLV Financial Corp.,                          $    267,402
                    7.50%, 8/15/33 (d)
       218,000      Transamerica Capital III,                          242,708
                    7.63%, 11/15/37                               ------------
                                                                     1,811,488
                                                                  ------------

MACHINERY - DIVERSIFIED - 0.77%
       228,000      IDEX Corp., 6.88%,                                 231,151
                    2/15/08
       277,000      Westinghouse Air Brake                             280,463
                    Technologies Corp.,                           ------------
                    6.88%, 7/31/13
                                                                       511,614

MEDIA - 1.03%
       300,000      Media General, Inc.,                               301,059
                    6.95%, 9/1/06
       255,000      News America                                       275,248
                    Holdings, Inc., 7.70%,
                    10/30/25
        92,000      Time Warner Cos., Inc.,                            110,619
                    9.15%, 2/1/23                                 ------------
                                                                       686,926
                                                                  ------------

PRIVATE CORRECTIONS - 0.27%
       174,000      Corrections Corp. of                               179,220
                    America, 7.50%,                               ------------
                    5/1/11

PROPERTY & CASUALTY INSURANCE - 1.28%
       146,000      Arch Capital Group                                 156,336
                    Ltd., 7.35%, 5/1/34
       221,000      Selective Insurance                                212,751
                    Group, 6.70%, 11/1/35
       210,000      St. Paul Cos., Inc.,                               214,038
                    Series B, MTN, 7.19%,
                    8/2/07
       118,000      Unitrin, Inc., 5.75%,                              118,185
                    7/1/07
       160,000      Unitrin, Inc., 4.88%,                              154,254
                    11/1/10                                       ------------
                                                                       855,564
                                                                  ------------

REAL ESTATE INVESTMENT TRUSTS - 2.85%
       178,000      Brandywine Operating                               176,394
                    Partners, 5.63%,
                    12/15/10
       222,000      ERP Operating LP,                                  233,500
                    6.63%, 3/15/12
       192,000      Federal Realty                                     211,222
                    Investment Trust,
                    8.75%, 12/1/09
       134,000      Healthcare Realty Trust,                           146,280
                    8.13%, 5/1/11
       250,000      Kimco Realty Corp.,                                259,016
                    MTN, 7.86%, 11/1/07


    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
    $  363,000      Realty Income Corp.,                          $    369,060
                    7.75%, 5/6/07
       234,000      Simon Property Group                               253,936
                    LP, 7.75%, 1/20/11
       233,000      Tanger Properties LP,                              245,728
                    9.13%, 2/15/08                                ------------
                                                                     1,895,136
                                                                  ------------

STEEL - PRODUCERS - 0.65%
       300,000      Steel Dynamics, Inc.,                              314,250
                    9.50%, 3/15/09
       110,000      United States Steel                                118,800
                    Corp., 9.75%, 5/15/10                         ------------
                                                                       433,050
                                                                  ------------

TELECOMMUNICATIONS - 0.45%
       295,000      Sprint Capital Corp.,                              302,065
                    6.38%, 5/1/09                                 ------------

UTILITIES - 1.55%
       235,000      Central Hudson Gas &                               235,408
                    Electric Corp., Series D,
                    MTN, 5.87%, 3/28/07
       277,000      Nevada Power Co.,                                  298,708
                    10.88%, 10/15/09
       500,000      Niagra Mohawk Power                                501,555
                    Co., 7.75%, 5/15/06                           ------------
                                                                     1,035,671
                                                                  ------------

TOTAL CORPORATE BONDS                                               19,406,554
(Cost $19,781,486)                                                ------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 32.44%
FANNIE MAE - 17.31%
           491      7.00%, 12/1/07                                         491
        38,727      6.42%, 11/1/08 (b)                                  39,366
         2,110      8.25%, 1/1/09                                        2,117
         6,581      8.00%, 2/1/09                                        6,693
       583,043      4.41%, 3/1/11 (b)                                  558,945
     1,575,165      4.63%, 12/1/11 (b)                               1,540,583
     1,192,000      5.76%, 12/25/11                                  1,219,843
       845,000      4.89%, 4/1/12 (b)                                  829,396
       445,000      4.49%, 11/25/12                                    425,144
       770,000      6.52%, 7/25/16                                     806,258
        33,578      5.50%, 3/1/17                                       33,408
        51,101      5.50%, 5/1/17                                       50,843
       210,552      5.00%, 8/1/17                                      205,843
        12,401      9.50%, 6/25/18                                      13,359
       478,425      4.50%, 9/1/18                                      458,386
       505,000      4.00%, 5/25/19                                     444,572
        10,230      9.25%, 10/1/20                                      11,047
     1,021,114      5.50%, 6/1/23                                    1,006,423
           980      7.00%, 2/1/30                                        1,010
       438,207      4.98%, 11/25/32 (b)                                429,805
       393,993      5.00%, 4/1/33                                      376,148

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
    $  497,023      5.00%, 8/1/33                                 $    474,511
       474,145      4.81%, 12/1/33 (b)                                 464,801
       583,483      4.87%, 1/1/35 (b)                                  577,512
       405,000      5.41%, 5/25/35                                     384,146
       544,595      4.25%, 8/25/43                                     538,488
       636,000      4.61%, 8/25/43                                     627,936
                                                                  ------------
                                                                    11,527,074
                                                                  ------------

FREDDIE MAC - 1.59%
         3,795      7.75%, 4/1/08                                        3,859
         1,014      8.00%, 8/1/09                                        1,021
         2,658      8.25%, 10/1/10                                       2,663
        30,184      8.00%, 1/1/12                                       31,665
        18,673      9.00%, 6/1/16                                       20,068
        45,811      6.00%, 2/1/18                                       46,372
        20,308      8.00%, 10/1/18                                      21,408
         2,720      9.00%, 10/1/18                                       2,810
       149,977      7.00%, 8/15/29                                     153,481
        66,045      7.50%, 2/1/30                                       69,021
       727,027      4.39%, 1/1/35 (b)                                  709,907
                                                                  ------------
                                                                     1,062,275
                                                                  ------------

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 5.65%
         2,292      7.50%, 3/15/07                                       2,316
         3,990      7.50%, 7/15/07                                       4,031
        16,077      8.00%, 10/15/07                                     16,289
       292,607      8.00%, 11/15/09                                    302,377
        23,939      7.50%, 10/15/11                                     24,937
        26,223      7.50%, 11/15/11                                     27,317
         3,865      9.50%, 4/15/16                                       4,220
        17,550      9.50%, 1/15/19                                      19,300
         1,146      9.50%, 9/15/19                                       1,260
       210,000      5.15%, 6/16/23 (b)                                 209,153
         7,650      6.50%, 8/15/23                                       7,912
         9,030      6.50%, 11/15/23                                      9,340
        10,730      6.50%, 12/15/23                                     11,099
       352,475      7.00%, 3/15/24                                     367,490
        44,235      7.00%, 5/15/24                                      46,119
        18,191      8.00%, 11/15/26                                     19,503
       314,445      8.00%, 12/15/26                                    337,135
       238,332      7.00%, 12/15/29                                    248,564
         2,431      6.00%, 5/15/31                                       2,461
         4,615      6.50%, 8/15/31                                       4,786
        55,040      6.00%, 9/20/31                                      55,556
         4,346      6.50%, 11/15/31                                      4,507
        58,406      6.00%, 2/15/32                                      59,141
        48,321      7.00%, 4/15/32                                      50,390
       104,578      6.00%, 6/15/32                                     105,895
        12,514      7.00%, 7/15/32                                      13,050
        35,357      7.50%, 7/15/32                                      37,084
        80,084      6.00%, 8/15/32                                      81,093
        12,711      7.00%, 8/15/32                                      13,255
       140,815      6.00%, 10/20/32                                    142,148
       257,967      6.00%, 1/15/33                                     261,209
        67,899      6.00%, 3/15/33                                      68,743


    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
    $   54,273      6.00%, 4/15/33                                $     54,948
       400,923      5.00%, 8/15/33                                     388,924
       490,000      5.15%, 12/16/40                                    469,145
       305,000      4.93%, 11/16/44                                    295,271
                                                                  ------------
                                                                     3,765,968
                                                                  ------------

NEW VALLEY GENERATION IV - 0.14%
        94,141      4.69%, 1/15/22                                      89,922
                                                                  ------------

SMALL BUSINESS ADMINISTRATION - 7.75%
         3,922      9.80%, 7/1/08                                        4,028
         1,242      10.05%, 8/1/08                                       1,282
         7,343      10.05%, 4/1/09                                       7,631
       595,309      4.68%, 9/10/14                                     570,186
       638,111      4.64%, 2/10/15                                     609,461
       607,021      5.04%, 3/10/15                                     586,512
       309,067      4.88%, 11/1/24                                     297,121
       303,344      4.86%, 1/1/25                                      290,895
       646,367      5.11%, 4/1/25                                      629,731
       260,859      4.84%, 5/1/25                                      249,548
       678,933      4.57%, 6/1/25                                      637,036
       609,749      4.75%, 7/1/25                                      579,003
       706,518      4.86%, 7/25/30 (b)                                 702,694
                                                                  ------------
                                                                     5,165,128
                                                                  ------------

TOTAL U.S. GOVERNMENT AGENCY                                        21,610,367
OBLIGATIONS                                                       ------------
(Cost $22,195,555)

U.S. TREASURY BONDS - 10.40%
     1,750,000      4.00%, 2/15/15 (c)                               1,640,009
       400,000      4.50%, 2/15/16 (c)                                 389,031
     1,240,000      6.25%, 8/15/23 (c)                               1,406,335
     3,319,000      5.38%, 2/15/31 (c)                               3,493,765
                                                                  ------------

TOTAL U.S. TREASURY BONDS                                            6,929,140
(Cost $7,199,473)                                                 ------------

U.S. TREASURY INFLATION PROTECTION
BONDS - 3.58%
     1,149,000      1.88%, 7/15/13 (c)                               1,204,656
     1,149,000      2.00%, 7/15/14 (c)                               1,178,870
                                                                  ------------

TOTAL U.S. TREASURY INFLATION                                        2,383,526
PROTECTION BONDS                                                  ------------
(Cost $2,451,395)

INVESTMENT COMPANIES - 0.05%
        35,929      Wells Fargo Prime                                   35,929
                    Investment Money                              ------------
                    Market Fund

TOTAL INVESTMENT COMPANIES                                              35,929
(Cost $35,929)                                                    ------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 14.64%
    $9,753,015      Various Securities (see                       $  9,753,015
                    Notes to Schedules of                         ------------
                    Portfolio Investments
                    for collateral
                    information)

TOTAL INVESTMENT OF CASH COLLATERAL                                  9,753,015
FOR SECURITIES ON LOAN                                            ------------
(Cost $9,753,015)

TOTAL INVESTMENTS                                                   76,730,814
(Cost $78,429,676) (a) - 115.12%                                  ------------

LIABILITIES IN EXCESS OF OTHER                                     (10,109,430)
ASSETS - (15.12)%                                                 ------------

NET ASSETS - 100.00%                                              $ 66,621,384
                                                                  ============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2006. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of March 31, 2006.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures approved by the Board of Trustees.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance
MBIA - MBIA Insurance Corporation
MTN - Medium Term Note
XLCA - XL Capital Insurance

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Income Fund

--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.21%
CALIFORNIA - 2.63%
    $  500,000      Santa Rosa Waste Water                        $    557,830
                    Revenue, Series B,                            ------------
                    6.00%, 9/1/15, (FGIC
                    Insured)

COLORADO - 7.63%
       500,000      Arkansas River Power                               531,615
                    Authority Power
                    Revenue, 5.00%,
                    10/1/14, (XLCA Insured)
     1,000,000      Weld County School                               1,087,320
                    District, 5.50%, 12/1/19,                     ------------
                   (FSA Insured)
                                                                     1,618,935
                                                                  ------------

CONNECTICUT - 5.17%
     1,000,000      Bridgeport, Series A,                            1,098,290
                    6.00%, 7/15/14, (FGIC                         ------------
                    Insured)

FLORIDA - 3.99%
       500,000      Miami-Dade County                                  317,115
                    Special Obligation,
                    0.00%, 10/1/15, (MBIA
                    Insured)
       500,000      State Board of                                     529,480
                    Education, Series J,                          ------------
                    5.00%, 6/1/19
                                                                       846,595
                                                                  ------------

ILLINOIS - 10.49%
     1,000,000      Chicago, Series B,                               1,092,380
                    5.13%, 1/1/22, (AMBAC
                    Insured)
     1,000,000      Cook County Township                             1,134,000
                    High School District,                         ------------
                    5.50%, 12/1/19
                                                                     2,226,380
                                                                  ------------

INDIANA - 9.19%
       500,000      Anderson School                                    531,904
                    Building Corp., 5.00%,
                    7/15/17, (FSA Insured)
       180,000      Boone County Indiana                               179,212
                    Redevelopment, Series
                    B, 4.80%, 8/1/17
       135,000      Boone County Indiana                               134,391
                    Redevelopment, Series
                    B, 4.85%, 2/1/18
       500,000      IPS Multi-School Building                          501,450
                    Corp., 4.00%, 1/15/13,
                    (FSA Insured)


    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
    $  250,000      Kokomo Center School                          $    260,930
                    Building Corp., 6.75%,
                    7/15/07, (AMBAC
                    Insured)
       345,000      Noblesville Multi-School                           344,069
                    Building Corp., 4.00%,                        ------------
                    1/15/14, (FGIC Insured)
                                                                     1,951,956
                                                                  ------------

MARYLAND - 1.76%
       350,000      Baltimore Convention                               374,507
                    Center Hotel Revenue,                         ------------
                    Series A, 5.00%, 9/1/14

MASSACHUSETTS - 10.24%
     1,000,000      State Construction Loan,                         1,080,460
                    Series E, 5.38%, 1/1/17
     1,000,000      State Health &                                   1,093,010
                    Education Facilities                          ------------
                    Authority (Partners
                    Healthcare), Series C,
                    5.75%, 7/1/12
                                                                     2,173,470
                                                                  ------------

MICHIGAN - 12.69%
     1,000,000      Hartland School District                         1,087,359
                    Construction, 6.00%,
                    5/1/20, (Q-SBLF Insured)
       750,000      Howell Public Schools,                             795,105
                    5.25%, 5/1/15, (Q-SBLF
                    Insured)
       500,000      Jackson Public Schools,                            543,680
                    6.00%, 5/1/13, (FGIC &
                    Q-SBLF Insured)
       250,000      State Building Authority,                          269,128
                    Series III, 5.38%,                            ------------
                    10/15/16
                                                                     2,695,272
                                                                  ------------

MISSOURI - 1.22%
       250,000      State Development                                  258,063
                    Finance Board, 5.25%,                         ------------
                    3/1/15

NEW HAMPSHIRE - 2.43%
       500,000      Higher Education &                                 516,860
                    Health Facility (Franklin                     ------------
                    Pierce Law Center),
                    5.50%, 7/1/18

NEW YORK - 4.00%
       785,000      New York City                                      848,357
                    Transitional Finance                          ------------
                    Future Tax, Series B,
                    5.50%, 2/1/16

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Income Fund (cont.)

--------------------------------------------------------------------------------

    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
OKLAHOMA - 4.32%
    $  500,000      McClain County                                $    517,190
                    Economic Development
                    Authority (New Castle
                    Public Schools), 5.00%,
                    9/1/11
       380,000      Oklahoma Baptist                                   399,388
                    University Authority,                         ------------
                    5.25%, 12/1/14
                                                                       916,578
                                                                  ------------

SOUTH DAKOTA - 1.00%
       210,000      West Central School                                212,178
                    District No. 49-7,                            ------------
                    4.00%, 8/15/11, (FSA
                    Insured) (b)

TEXAS - 12.49%
       170,000      Plano Independent                                  181,076
                    School District, 5.38%,
                    2/15/16, (PSF-GTD
                    Insured)
       330,000      Plano Independent                                  354,067
                    School District, 5.38%,
                    2/15/16, Prefunded
                    02/15/11 @ 100,
                    (PSF-GTD Insured)
       500,000      San Antonio Electric &                             547,155
                    Gas, 5.38%, 2/1/15
       500,000      San Antonio Electric &                             535,825
                    Gas, 5.75%, 2/1/15
       500,000      Socorro Independent                                483,480
                    School District, Series A,
                    4.50%, 8/15/32,
                    (PSF-GTD Insured)
       500,000      University of Texas                                550,544
                    Revenue, Series B,                            ------------
                    5.25%, 8/15/19
                                                                     2,652,147
                                                                  ------------

WASHINGTON - 5.04%
     1,000,000      Seattle Municipal Light                          1,070,980
                    & Power, 5.63%,                               ------------
                    12/1/16

WISCONSIN - 1.92%
       400,000      State Health &                                     407,148
                    Educational Facilities                        ------------
                    Authority Revenue,
                    5.00%, 2/15/17

TOTAL MUNICIPAL BONDS                                               20,425,546
(Cost $19,688,004                                                 ------------


    SHARES OR
    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
Investment Companies - 3.70%
       784,813      Wells Fargo National                          $    784,813
                    Tax-Free Money Market                         ------------
                    Fund

TOTAL INVESTMENT COMPANIES                                             784,813
(Cost $784,813)                                                   ------------

TOTAL INVESTMENTS                                                   21,210,359
(Cost $20,472,817) (a) - 99.91%                                   ------------

OTHER ASSETS IN EXCESS OF                                               18,569
LIABILITIES - 0.09%                                               ------------

NET ASSETS - 100.00%                                              $ 21,228,928
                                                                  ============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation) of securities.
(b)  When-issued security.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance
FSA - Financial Security Assurance, Inc.
MBIA - MBIA Insurance Corporation
PSF-GTD -Permanent School Fund Guaranteed
Q-SBLF - Qualified School Board Loan Fund
XLCA - XL Capital Assurance, Inc.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
================================================================================

Notes to Schedules of Portfolio Investments

--------------------------------------------------------------------------------

The cash collateral received for securities lending, as discussed in Note 2, was pooled and invested into the following:

                                                              Government     Quality Fixed
                                                             Income Fund      Income Fund
                                                             -----------     -------------
American General Finance, 4.78%, 4/13/2007                     $ 25,897        $  374,723
Atlantic Asset SEC Corporation, 4.83%, 4/12/2006                 31,026           448,949
Atlas Capital Funding Corporation, 4.80%, 10/20/2006             31,063           449,484
Atomium Funding Corporation, 4.53%, 4/12/2006                    24,873           359,907
Beta Finance Inc., 4.88%, 6/2/2006                               31,067           449,542
Buckingham, LLC., COD, 4.83%, 4/25/2006                           5,162            74,696
Buckingham, LLC., COD, 4.83%, 4/26/2006                          15,484           224,059
Cedar Springs Capital Company, LLC., 4.47%, 4/5/2006             38,819           561,708
Concord Minutemen Capital Corporation, 4.72%, 4/12/2006          20,709           299,656
Concord Minutemen Capital Corporation, 4.72%, 4/11/2006          10,872           157,319
Corporate Asset Sec., 4.75%, 4/18/2006                           36,169           523,359
Dexia Credit Local De France COD, 4.67%, 8/14/2006                7,738           111,967
Fairway Finance Corporation, 4.87%, 4/4/2006                     33,130           479,387
Grampian Funding, LLC., 4.89%, 4/4/2006                          31,059           449,425
Islands Bank, Inc., 4.84%, 3/22/2007                             20,707           299,626
KLIO Funding Corporation, 4.83%, 4/25/2006                       30,973           448,176
KLIO Funding Corporation, 4.82%, 4/26/2006                        6,973           100,901
Legacy Capital, LLC., 4.58%, 4/6/2006                            20,700           299,536
Lexington Parker Capital, 4.91%, 4/3/2006                         5,177            74,914
Liberty Street Funding Corp., 4.90%, 4/3/2006                    31,063           449,484
MBIA Global Funding, LLC., 4.78%, 2/20/2007                      15,531           224,728
Met Life Global Funding, 4.67%, 3/12/2012                        25,886           374,577
Morgan Stanley, CP, 4.94%, 10/10/2006                            25,886           374,570
Morgan Stanley, CP, 4.94%, 10/30/2006                            15,532           224,742
Perry Global Funding Limited, 4.51%, 4/10/2006                   12,677           183,443
Whistlejacket Capital, 4.61%, 4/3/2006                           10,354           149,828
White Pine Finance, LLC., 4.70%, 7/17/2006                       25,886           374,570
GS Group Inc., 4.97%, 6/30/2006                                  20,709           299,656
Morgan Stanley Repurchase Agreement, 4.92%, 4/3/2006             62,894           910,083
                                                               --------        ----------
Total Collateral Held                                          $674,016        $9,753,015
                                                               ========        ==========

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

T. GERON BELL (64)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (55)
POSITION HELD WITH FUND: Trustee; Since January, 2004
Principal Occupation(s) During Past 5 Years: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

RONALD JAMES (55)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

JOHN A. MACDONALD (57)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

H. DAVID RYBOLT (63)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

JAMES R. SEWARD (53)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

WILLIAM B. TAYLOR (60)
POSITION HELD WITH FUND: Trustee; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant (2003-present); Partner (until 2003) Ernst & Young LLP.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

Interested Trustees(1)
--------------------------------------------------------------------------------

ERIK R. PREUS (40)
POSITION HELD WITH FUND: Trustee; Since January 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer, Voyageur Asset Management (2005 to present); Director, Investment Consulting Services, RBC Dain Rauscher (2004-2005); Director, Voyageur Advisory Services, Voyageur Asset Management (2003-2004); Senior Vice President, Divisional Sales Manager, PIMCO Allianz Investments and its predecessor firm, Nicholas Applegate (2001-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

Executive Officers(1)

--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (45)

POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer (2003-2004)(2).

--------------------------------------------------------------------------------

DAVID P. LUX (51)
POSITION HELD WITH FUND: Chief Financial Officer; Since September, 2005 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Controller, Tamarack Funds, November, 2004-September, 2005; Vice President and Mutual Funds Finance Manager, Voyageur Asset Management (2004-present); Senior Financial Analyst, Voyageur Asset Management (2003-2004); Senior Financial Analyst, RBC Dain Rauscher Fixed Income Group (1995-2003).

--------------------------------------------------------------------------------

MARTIN A. CRAMER (56)
POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds (2001-2003).(3)

--------------------------------------------------------------------------------

MONICA V. BALLARD (35)
POSITION HELD WITH FUND: Secretary and Chief Legal Officer since September,
2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Associate General Counsel, RBC Dain Rauscher (2004 to present); Counsel, Allianz Life (2002 to 2004); Associate Counsel, American Express Financial Advisors (1996 to 2002).

--------------------------------------------------------------------------------

JOHN M. HUBER (37)
POSITION HELD WITH FUND: Chief Investment Officer (2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer Fixed Income, Voyageur Asset Management (2004-Present); Galliard Capital Management, Principal and Senior Portfolio Manager (1995-2004).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson- Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SHARE CLASS INFORMATION
================================================================================

--------------------------------------------------------------------------------

The Tamarack Fixed Income Funds offer five share classes, A, C, R, I, and S.

--------------------------------------------------------------------------------
A CLASS

A Class shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. A Class shares of the Tamarack Fixed Income Funds are subject to a maximum up-front sales charge of 3.75% and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. A Class shares include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds' distributor is currently contractually waiving 25 bps of the fee.) A Class shares have a higher up front sales charge (load) than C Class shares, but a lower annual expense ratio.

--------------------------------------------------------------------------------

C CLASS

C Class shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. C Class shares have a lower up-front sales charge (load) than A Class shares, but due to the higher 12b-1 service and distribution fee, have higher annual expenses than A Class shares.

--------------------------------------------------------------------------------

R CLASS

R Class shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. R Class shares have no upfront sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. R Class shares currently have annual expenses between A Class and C Class share expenses.

--------------------------------------------------------------------------------

S CLASS

S Class shares are available through certain fee-based programs of broker-dealers or registered investment advisors. This share class does not have an upfront sales charge (load) or a 12b-1 service and distribution fee.
--------------------------------------------------------------------------------

I CLASS

I Class shares are available in the Government Income and Quality Fixed Income Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up front sales charge
(load) or a 12b-1 service and distribution fee.

--------------------------------------------------------------------------------

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the best choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

================================================================================
SUPPLEMENTAL INFORMATION (Unaudited)
================================================================================

--------------------------------------------------------------------------------

INFORMATION FOR TAMARACK FUNDS
SHAREHOLDERS REGARDING THE RENEWAL
OF INVESTMENT ADVISORY AGREEMENTS

The Tamarack Board of Trustees has renewed the Investment Advisory Agreement with Voyageur Asset Management Inc. for each of the Funds. After evaluating the services provided by the Advisor and reviewing the performance and relevant expenses of each Fund, the Trustees concluded that it was in the best interests of the Funds and their shareholders to retain Voyageur for an additional year.

As part of their review of the Agreement, the Trustees received and discussed certain information, including information regarding the advisory services performed, qualifi cations of staffing, and Fund performance and expenses. The Trustees considered information provided in advance of their in-person meeting, as well as supplemental information provided at the meeting. The Trustees met with representatives from the Advisor's senior management team, as well as senior investment professionals, to discuss this information and Voyageur's intentions with regard to the ongoing management of the Funds. The Trustees reviewed the quality of the services provided to the Funds by Voyageur, including information prepared by a third-party consultant as to each Fund's performance relative to an appropriate benchmark as well as compared to the Fund's appropriate peer group. The Trustees also reviewed the investment management fees payable to Voyageur. In this connection, the Trustees reviewed comparative information prepared by a third-party consultant on investment management fees paid and expenses incurred by similarly situated funds. The Trustees also received reports from Voyageur regarding other investment companies advised by them, including the advisory fees paid. The Trustees took into account profitability data for Voyageur included in the 15C review materials. The Trustees received information from Voyageur regarding other benefits derived from their relationships with the funds. In connection with their deliberations, the independent Trustees met separately with their independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations. In addition, the Trustees noted the expected composition of each portfolio management team. Finally, the Trustees took into account various advantages and benefits expected to be associated with the overall consolidation of the Funds under the Tamarack Funds complex, including operational, compliance and distribution services.

In reviewing performance, the Trustees generally emphasize three to five year returns, as opposed to shorter time periods, when evaluating the investment performance of the Funds. The performance of the Government Income Fund exceeded the median of its peer group for both the three and five year periods. The performance of both the Quality Fixed Income Fund and the Tax-Free Income Fund trailed the medians of their respective groups for both time periods. However, the Trustees noted that the performance of the Quality Fixed Income Fund had shown recent improvement and exceeded that of its peer group median for the one year period. While the Trustees acknowledged that relative performance of the Funds has varied, particularly over the shorter time periods, the Trustees determined that, based upon the information provided, Voyageur was taking positive steps to seek to achieve strong performance for each applicable Fund relative to such Fund's respective benchmark. In particular, the Trustees reviewed with the Advisor's senior fixed income investment team the particular steps being implemented to improve performance of the Tax-Free Income Fund. In considering the quality of the services performed for each Fund by Voyageur, the Trustees discussed the strong research capabilities and fundamental analysis performed

================================================================================
SUPPLEMENTAL INFORMATION (Unaudited)
================================================================================

by the firm and also considered the extensive portfolio management experience of Voyageur staff, the compliance structure and systems established by Voyageur and the financial viability of Voyageur. The Trustees also considered steps that already had been taken by Voyageur to expand upon existing research capabilities and compliance processes and steps that were expected to be taken to maintain and/or enhance such capabilities and processes.

In reviewing Fund expenses, the Trustees noted that total expenses for both the Government Income Fund and the Quality Fixed Income Fund were at or below the median for their respective peer groups. Total expenses of the Tax-Free Income Fund, however, exceeded that of its peer group median. In view of the below median performance and above median expenses of the Tax-Free Income Fund, the Trustees endorsed Fund Management's recommendation to increase by 0.25% the current waiver of advisory fees for this Fund. The Trustees noted that this additional waiver would bring total expenses for the Tax-Free Income Fund to below that of its peer group median. The Trustees also reviewed and approved Fund Management's proposal to continue for an additional year the existing fee waivers for the Government Income and Quality Fixed Income Funds in order to maintain total expenses at their current levels.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to Voyageur were reasonable and fair, the nature and quality of services provided were satisfactory, and concluded that it is in the interest of the Funds and their shareholders for the Trustees to approve the Agreement for the Funds. In arriving at their decision to approve the renewal of the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

================================================================================
SUPPLEMENTAL INFORMATION (Unaudited)
================================================================================

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and redemption fees; (2) ongoing costs, including management fees; 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 through March 31, 2006.

--------------------------------------------------------------------------------

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                    BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                  ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                     10/1/05         3/31/06      10/1/05 - 3/31/06   10/1/05 - 3/31/06
                                  -------------   -------------   -----------------   -----------------
Government Income
 Fund                  Class A     $  1,000.00     $    998.40         $  4.28               0.86%
                       Class I        1,000.00          999.70            3.04               0.61%
                       Class C        1,000.00          994.60            8.01               1.61%
                       Class R        1,000.00          997.20            5.43               1.09%
                       Class S        1,000.00          999.70            2.94               0.59%

Quality Fixed Income
 Fund                  Class A        1,000.00          997.40            4.63               0.93%
                       Class I        1,000.00          997.60            3.39               0.68%
                       Class C        1,000.00          993.90            8.00               1.61%
                       Class R        1,000.00          996.10            5.92               1.19%
                       Class S        1,000.00          998.60            3.39               0.68%

Tax-Free Income Fund   Class A        1,000.00        1,000.90            5.89               1.18%
                       Class C        1,000.00          997.10            9.41               1.89%
                       Class R        1,000.00          999.40            7.18               1.44%
                       Class S        1,000.00        1,002.10            4.54               0.91%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

================================================================================
SUPPLEMENTAL INFORMATION (Unaudited)
================================================================================

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE
FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                    BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                  ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                     10/1/05         3/31/06      10/1/05 - 3/31/06   10/1/05 - 3/31/06
                                  -------------   -------------   -----------------   -----------------
Government Income
 Fund                  Class A     $  1,000.00     $  1,020.64         $  4.33               0.86%
                       Class I        1,000.00        1,021.89            3.07               0.61%
                       Class C        1,000.00        1,016.90            8.10               1.61%
                       Class R        1,000.00        1,019.50            5.49               1.09%
                       Class S        1,000.00        1,021.99            2.97               0.59%
Quality Fixed Income
 Fund                  Class A        1,000.00        1,020.29            4.68               0.93%
                       Class I        1,000.00        1,021.54            3.43               0.68%
                       Class C        1,000.00        1,016.90            8.10               1.61%
                       Class R        1,000.00        1,019.00            5.99               1.19%
                       Class S        1,000.00        1,021.54            3.43               0.68%
Tax-Free Income Fund   Class A        1,000.00        1,019.05            5.94               1.18%
                       Class C        1,000.00        1,015.51            9.50               1.89%
                       Class R        1,000.00        1,017.75            7.24               1.44%
                       Class S        1,000.00        1,020.39            4.58               0.91%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.


50


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                                                                              51

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================================================================================

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52

                                     [PHOTO]


















Tamarack Funds
P.O. Box 219757
Kansas City, MO 64121-9757

800-422-2766
www.TamarackFunds.com











TF SAR 3/06 TAMARACK DISTRIBUTORS, INC.
536523 (3/06)

ITEM 2.  CODE OF ETHICS.

         Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

         NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

         The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph
         (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

         If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

         NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                           (i) Has at least one audit committee financial expert serving on its audit committee; or

                           (ii) Does not have an audit committee financial expert serving on its audit committee.

                  (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                           (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                           (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

                  (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.


NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
                  Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.  SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

         NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

         CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

         NOT APPLICABLE.


         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

         CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)    Tamarack Funds Trust
                ----------------------------------------------------------------

By (Signature and Title)*  /s/ Jennifer Lammers
                           -----------------------------------------------------
                           Jennifer Lammers, President

Date     6/7/06
      ------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jennifer Lammers
                           -----------------------------------------------------
                           Jennifer Lammers, President

Date     6/7/06
      ------------

By (Signature and Title)*  /s/ David Lux
                           -----------------------------------------------------
                           David Lux, Chief Financial Officer

Date     6/7/06
      ------------

* Print the name and title of each signing officer under his or her signature.